As filed with the Securities and Exchange Commission on May 1, 2008
REGISTRATION NO. 333-100475
811-04440

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 10

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment  No.  49

SUN LIFE (N.Y.) VARIABLE ACCOUNT C
(Exact Name of Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
 (Name of Depositor)

60 East 42nd Street, Suite 1115
New York, New York 10165
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 983-6352

Sandra M. DaDalt, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 2335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

Copies of Communications to:
Thomas C. Lauerman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson Street, N.W.
Suite 400 East
Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box)

☑ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PART A

PROSPECTUS
MAY 1, 2008
SUN LIFE FINANCIAL MASTERS® ACCESS NY

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity contracts described in this Prospectus to individuals.

You may choose among a number of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following funds (the "Funds"):

Large-Cap Equity Funds	International/Global Small/Mid-Cap Equity Funds
AllianceBernstein VPS Wealth Appreciation Strategy	First Eagle Overseas Variable Fund
Portfolio, Class B	Emerging Markets Equity Funds
Columbia Marsico 21st Century Fund, Variable Series -	Lazard Retirement Emerging Markets Portfolio
B Class	Specialty Sector Equity Funds
Columbia Marsico Growth Fund, Variable Series - B Class	MFS® Utilities Portfolio - S Class
Fidelity® VIP Contrafund Portfolio - Service Class 2	Specialty Sector Commodity Funds
Lord Abbett Series Fund All Value Portfolio - Class VC	PIMCO VIT CommodityRealReturn™ Strategy
MFS® Core Equity Portfolio - S Class	Portfolio - Admin. Class
MFS® Value Portfolio - S Class	Real Estate Equity Funds
Mutual Shares Securities Fund - Class 2	Sun Capital Global Real Estate Fund® - S Class[1]
Oppenheimer Capital Appreciation Fund/VA -	Asset Allocation Funds
Service Shares	AllianceBernstein VPS Balanced Wealth Strategy
Oppenheimer Main Street Fund®/VA - Service Shares	Portfolio, Class B
SCSM Davis Venture Value Fund - S Class	Fidelity® VIP Balanced Portfolio - Service Class 2
SCSM FI Large Cap Growth Fund - S Class	Franklin Income Securities Fund - Class 2
SCSM Lord Abbett Growth & Income Fund - S Class	Franklin Templeton VIP Founding Funds Allocation
SCSM Oppenheimer Large Cap Core Fund - S Class[2]	Fund, Class 2
Van Kampen LIT Comstock Fund II	MFS® Total Return Portfolio - S Class
Mid-Cap Equity Funds	Oppenheimer Balanced Fund/VA - Service Shares
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Van Kampen UIF Equity & Income Portfolio II
Lord Abbett Series Fund Growth Opportunities	Target Date Funds
Portfolio - Class VC	Fidelity® VIP Freedom 2010 Portfolio - Service Class 2
SCSM Blue Chip Mid Cap Fund - S Class	Fidelity® VIP Freedom 2015 Portfolio - Service Class 2
SCSM Goldman Sachs Mid Cap Value Fund - S Class	Fidelity® VIP Freedom 2020 Portfolio - Service Class 2
Van Kampen UIF Mid Cap Growth Portfolio II	Money Market Funds
Van Kampen UIF U.S. Mid Cap Value Portfolio II	Sun Capital Money Market Fund - S Class
Small-Cap Equity Funds	Short-Term Bond Funds
Franklin Small Cap Value Securities Fund - Class 2	SCSM Goldman Sachs Short Duration Fund - S Class
SCSM Oppenheimer Main Street Small Cap Fund - S Class	Intermediate-Term Bond Funds
International/Global Equity Funds	MFS® Bond Portfolio - S Class
AllianceBernstein VPS International Growth Portfolio,	MFS® Government Securities Portfolio - S Class
Class B	PIMCO VIT Total Return Portfolio - Admin. Class
AllianceBernstein VPS International Value Portfolio,	Sun Capital Investment Grade Bond Fund® - S Class
Class B	Inflation-Protected Bond Funds
Columbia Marsico International Opportunities Fund,	PIMCO VIT Real Return Portfolio - Admin. Class
Variable Series - B Class	Multi-Sector Bond Funds
MFS® International Growth Portfolio - S Class	Franklin Strategic Income Securities Fund - Class 2
MFS® International Value Portfolio - S Class	High Yield Bond Funds
MFS® Research International Portfolio - S Class	SCSM PIMCO High Yield Fund - S Class
Oppenheimer Global Securities Fund/VA - Service Shares	Emerging Markets Bond Fund
Templeton Growth Securities Fund - Class 2	PIMCO VIT Emerging Markets Bond Portfolio -
Admin. Class

[1]	Formerly Sun Capital Real Estate Fund® - S Class.
[2]	Formerly Sun Capital® All Cap Fund - S Class.

AllianceBernstein L.P. advises the AllianceBernstein VPS Portfolios. Arnhold and S. Bleichroeder Advisers, LLC advises the First Eagle Variable Funds Trust. Columbia Management Advisors, LLC, advises the Columbia Funds (with Marsico Capital Management, LLC, sub-advising the Columbia Marsico Funds). Fidelity® Management & Research Company advises Fidelity VIP Balanced Portfolio and Fidelity VIP Mid Cap Portfolio (with Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited serving as sub-advisers). Franklin® Advisers, Inc. advises Franklin Small Cap Value Securities Fund, Franklin Income Securities Fund and Franklin Strategic Income Securities Fund. Franklin® Mutual Advisers, LLC advises Mutual Shares Securities Fund. Franklin Templeton Services, LLC administers the Franklin Templeton Founding Funds (with the following advising the underlying portfolios of the fund: Advisers advising the Franklin Income Securities Fund, Franklin Mutual Advisers LLC advising Mutual Shares Securities Fund and Templeton Global Advisers Limited advising Templeton Growth Securities Fund). Lazard Asset Management LLC advises the Lazard Retirement Portfolio.  Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company, our affiliate, advises the MFS® Portfolios. Morgan Stanley Investment Management Inc. advises the Van Kampen UIF Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. OppenheimerFunds, Inc. advises the Oppenheimer Funds. Strategic Advisers®, Inc. advises the Fidelity VIP Freedom Portfolios. Sun Capital Advisers LLC, our affiliate, advises the Sun Capital Funds; SCSM Davis Venture Value Fund (sub-advised by Davis Advisors); SC FI Large Cap Growth Fund (sub-advised by Pyramis Global Advisors, LLC) SCSM Oppenheimer Main Street Small Cap Fund and SCSM Oppenheimer Large Cap Core Fund (sub-advised by OppenheimerFunds, Inc.) SCSM Lord Abbett Growth & Income Fund (sub-advised by Lord, Abbett & Co. LLC), SCSM Goldman Sachs Mid Cap Value Fund and SCSM Goldman Sachs Short Duration Fund (sub-advised by Goldman Sachs Asset Management, L.P.), SCSM PIMCO High Yield Fund (sub-advised by Pacific Investment Management Company LLC) and the SCSM Blue Chip Mid Cap Fund (sub-advised by Wellington Management Company, LLP). Templeton® Investment Counsel, LLC advises Templeton Growth Securities Fund. Van Kampen Asset Management advises the Van Kampen LIT Fund.

Please refer to the appendix entitled "Previously Available Investment Options" for information about certain Funds that are no longer available in connection with new Contracts being issued, but that are still available under certain Contracts that are already outstanding.

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Fund prospectuses carefully before investing and keep them for future reference.  They contain important information about the Contract and the Funds.

We have filed a Statement of Additional Information dated May 1, 2008 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 82 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Service Address") or by telephoning (800) 447-7569. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following service address:

     SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
     P.O. Box 9133
     Wellesley Hills, Massachusetts 02481

TABLE OF CONTENTS

SPECIAL TERMS [INSERT PAGE NUMBER]
PRODUCT HIGHLIGHTS [INSERT PAGE NUMBER]
FEES AND EXPENSES [INSERT PAGE NUMBER]
EXAMPLE [INSERT PAGE NUMBER]
CONDENSED FINANCIAL INFORMATION [INSERT PAGE NUMBER]
THE ANNUITY CONTRACT [INSERT PAGE NUMBER]
COMMUNICATING TO US ABOUT YOUR CONTRACT [INSERT PAGE NUMBER]
SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK [INSERT PAGE NUMBER]
THE VARIABLE ACCOUNT [INSERT PAGE NUMBER]
VARIABLE ACCOUNT OPTIONS:  THE FUNDS [INSERT PAGE NUMBER]
THE FIXED ACCOUNT [INSERT PAGE NUMBER]
THE FIXED ACCOUNT OPTIONS:  THE GUARANTEE PERIODS [INSERT PAGE NUMBER]
THE ACCUMULATION PHASE [INSERT PAGE NUMBER]
Issuing Your Contract [INSERT PAGE NUMBER]
Amount and Frequency of Purchase Payments [INSERT PAGE NUMBER]
Allocation of Net Purchase Payments [INSERT PAGE NUMBER]
Your Account [INSERT PAGE NUMBER]
Your Account Value [INSERT PAGE NUMBER]
Variable Account Value [INSERT PAGE NUMBER]
Fixed Account Value [INSERT PAGE NUMBER]
Transfer Privilege [INSERT PAGE NUMBER]
Waivers; Reduced Charges; Special Guaranteed Interest Rates [INSERT PAGE NUMBER]
Other Programs [INSERT PAGE NUMBER]
WITHDRAWALS [INSERT PAGE NUMBER]
Cash Withdrawals [INSERT PAGE NUMBER]
CONTRACT CHARGES [INSERT PAGE NUMBER]
Account Fee [INSERT PAGE NUMBER]
Administrative Expense Charge and Distribution Fee [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge [INSERT PAGE NUMBER]
Charges for Optional Benefit Riders  [INSERT PAGE NUMBER]
Premium Taxes [INSERT PAGE NUMBER]
Fund Expenses [INSERT PAGE NUMBER]
OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS FOR LIFE PLUSSM [INSERT PAGE NUMBER]
Designated Funds  [INSERT PAGE NUMBER]
Guaranteed Minimum Accumulation Benefit ("AB") Plan  [INSERT PAGE NUMBER]
Guaranteed Minimum Withdrawal Benefit ("WB") Plan  [INSERT PAGE NUMBER]
Cost of the Secured Returns for Life Plus Benefit  [INSERT PAGE NUMBER]
Withdrawals Under the Secured Returns for Life Plus Benefit  [INSERT PAGE NUMBER]
Annuitization Under the WB Plan  [INSERT PAGE NUMBER]
Cancellation of the Secured Returns for Life Plus Benefit  [INSERT PAGE NUMBER]
Revocation of the Secured Returns for Life Plus Benefit  [INSERT PAGE NUMBER]
Step-Up  [INSERT PAGE NUMBER]
Subsequent Purchase Payments After a Step-Up  [INSERT PAGE NUMBER]
Renewal of the Secured Returns for Life Plus Benefit  [INSERT PAGE NUMBER]
Refund of Secured Returns for Life Plus Charges Under the AB Plan  [INSERT PAGE NUMBER]
Death of the Owner Under the AB Plan  [INSERT PAGE NUMBER]
Death of the Owner Under the WB Plan  [INSERT PAGE NUMBER]
Certain Tax Considerations  [INSERT PAGE NUMBER]
OPTIONAL LIVING BENEFIT RIDER: RETIREMENT INCOME ESCALATORSM [INSERT PAGE NUMBER]
Determining Your Withdrawal Benefit Base  [INSERT PAGE NUMBER]
Determining Your Annual Withdrawal Amount  [INSERT PAGE NUMBER]
How the RIE Works  [INSERT PAGE NUMBER]
Withdrawals Under the RIE  [INSERT PAGE NUMBER]
Cost of the RIE  [INSERT PAGE NUMBER]
Step-Up Under the RIE  [INSERT PAGE NUMBER]
Designated Funds  [INSERT PAGE NUMBER]
Joint-Life Coverage  [INSERT PAGE NUMBER]
Cancellation of the RIE  [INSERT PAGE NUMBER]
Death of the Owner Under the RIE with Single-Life Coverage  [INSERT PAGE NUMBER]
Death of the Owner Under the RIE with Joint-Life Coverage  [INSERT PAGE NUMBER]
Annuitization Under the RIE  [INSERT PAGE NUMBER]
Certain Tax Considerations  [INSERT PAGE NUMBER]
OPTIONAL LIVING BENEFIT RIDER: Income ON DemandSM BENEFIT  [INSERT PAGE NUMBER]
Determining Your Income Benefit Base  [INSERT PAGE NUMBER]
Determining Your Stored Income Balance  [INSERT PAGE NUMBER]
How the Income ON Demand Benefit Works  [INSERT PAGE NUMBER]
Withdrawals Under the Income ON Demand Benefit  [INSERT PAGE NUMBER]
Cost of the Income ON Demand Benefit  [INSERT PAGE NUMBER]
Tenth-Year Credit  [INSERT PAGE NUMBER]
Step-Up Under the Income ON Demand Benefit  [INSERT PAGE NUMBER]
Designated Funds  [INSERT PAGE NUMBER]
Cancellation of the Income ON Demand Benefit  [INSERT PAGE NUMBER]
Death of the Owner Under the Income ON Demand Benefit  [INSERT PAGE NUMBER]
Annuitization Under the Income ON Demand Benefit  [INSERT PAGE NUMBER]
Certain Tax Considerations  [INSERT PAGE NUMBER]
OPTIONAL LIVING BENEFIT RIDER: RETIREMENT ASSET PROTECTORSM [INSERT PAGE NUMBER]
Cost of the Retirement Asset Protector Rider  [INSERT PAGE NUMBER]
How the Retirement Asset Protector Rider Works  [INSERT PAGE NUMBER]
Withdrawals Under the Retirement Asset Protector Rider  [INSERT PAGE NUMBER]
Step-Up Under the Retirement Asset Protector Rider  [INSERT PAGE NUMBER]
Renewal of the Retirement Asset Protector Rider  [INSERT PAGE NUMBER]
Designated Funds  [INSERT PAGE NUMBER]
Cancellation of the Retirement Asset Protector Rider  [INSERT PAGE NUMBER]
Death of the Owner Under the Retirement Asset Protector Rider  [INSERT PAGE NUMBER]
Certain Tax Considerations  [INSERT PAGE NUMBER]
BUILD YOUR PORTFOLIO  [INSERT PAGE NUMBER]
TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS  [INSERT PAGE NUMBER]
Tax Issues Under the Secured Returns for Life Plus Benefit  [INSERT PAGE NUMBER]
Tax Issues Under the Retirement Income Escalator Benefit  [INSERT PAGE NUMBER]
Tax Issues Under the Income ON Demand Benefit  [INSERT PAGE NUMBER]
Tax Issues Under the Retirement Asset Protector Rider  [INSERT PAGE NUMBER]
DEATH BENEFIT [INSERT PAGE NUMBER]
Amount of Death Benefit [INSERT PAGE NUMBER]
The Basic Death Benefit [INSERT PAGE NUMBER]
Optional Death Benefit Rider [INSERT PAGE NUMBER]
Spousal Continuance [INSERT PAGE NUMBER]
Calculating the Death Benefit [INSERT PAGE NUMBER]
Method of Paying Death Benefit [INSERT PAGE NUMBER]
Non-Qualified Contracts [INSERT PAGE NUMBER]
Selection and Change of Beneficiary [INSERT PAGE NUMBER]
Payment of Death Benefit [INSERT PAGE NUMBER]
THE INCOME PHASE - ANNUITY PROVISIONS [INSERT PAGE NUMBER]
Selection of Annuitant(s) [INSERT PAGE NUMBER]
Selection of the Annuity Commencement Date [INSERT PAGE NUMBER]
Annuity Options [INSERT PAGE NUMBER]
Selection of Annuity Option [INSERT PAGE NUMBER]
Amount of Annuity Payments [INSERT PAGE NUMBER]
Exchange of Variable Annuity Units [INSERT PAGE NUMBER]
Account Fee [INSERT PAGE NUMBER]
Annuity Payment Rates [INSERT PAGE NUMBER]
Annuity Options as Method of Payment for Death Benefit [INSERT PAGE NUMBER]
OTHER CONTRACT PROVISIONS [INSERT PAGE NUMBER]
Exercise of Contract Rights [INSERT PAGE NUMBER]
Change of Ownership [INSERT PAGE NUMBER]
Voting of Fund Shares [INSERT PAGE NUMBER]
Reports to Owners [INSERT PAGE NUMBER]
Substitution of Securities [INSERT PAGE NUMBER]
Change in Operation of Variable Account [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Modification [INSERT PAGE NUMBER]
Reservation of Rights [INSERT PAGE NUMBER]
Right to Return [INSERT PAGE NUMBER]
TAX CONSIDERATIONS [INSERT PAGE NUMBER]
ADMINISTRATION OF THE CONTRACT [INSERT PAGE NUMBER]
DISTRIBUTION OF THE CONTRACT [INSERT PAGE NUMBER]
AVAILABLE INFORMATION [INSERT PAGE NUMBER]
STATE REGULATION [INSERT PAGE NUMBER]
LEGAL PROCEEDINGS [INSERT PAGE NUMBER]
FINANCIAL STATEMENTS [INSERT PAGE NUMBER]
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION [INSERT PAGE NUMBER]
APPENDIX A - GLOSSARY [INSERT PAGE NUMBER]
APPENDIX B - CALCULATION OF BASIC DEATH BENEFIT [INSERT PAGE NUMBER]
APPENDIX C - PREVIOUSLY AVAILABLE INVESTMENT OPTIONS [INSERT PAGE NUMBER]
APPENDIX D - SECURED RETURNS FOR LIFE PLUS BENEFIT EXAMPLES  [INSERT PAGE NUMBER]
APPENDIX E - BUILD YOUR PORTFOLIO  [INSERT PAGE NUMBER]
APPENDIX F - CONDENSED FINANCIAL INFORMATION [INSERT PAGE NUMBER]

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Sun Life Financial Masters® Access NY Variable and Fixed Annuity Contract provides a number of important benefits for your retirement planning.  During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options.  During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated.  The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a basic death benefit if you die during the Accumulation Phase.  You may enhance the basic death benefit by purchasing an optional death benefit rider.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $20,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase.  Currently there is no minimum amount required for additional Purchase Payments.  However, we reserve the right to limit additional Purchase Payments to at least $1,000.  We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options.  Each Fund is either a mutual fund registered under the Investment Company Act of 1940 or a separate securities portfolio of shares of such a mutual fund.  The investment returns on the Funds are not guaranteed.  You can make or lose money.  You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time.  Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish.  We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law.  Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.  We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations, transfers or renewals into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

If your Account Value is less than $100,000 on your Contract Anniversary, we deduct a $30 Annual Account Fee. We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Contract Year.

During the Accumulation Phase, we deduct a mortality and expense risk charge at an annual rate of 1.35% of the average daily value of the Contract invested in the Variable Account. If you purchased your Contract prior to March 5, 2007 and you were 76 years or older on the Open Date, we deduct a mortality and expense risk charge at an annual rate of 1.55% of the average daily value of the Contract invested in the Variable Account.  We also deduct an administrative charge at an annual rate of 0.15% of the average daily value and a distribution fee at an annual rate of 0.20% of the average daily value of the Contract invested in the Variable Account.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account equal to an annual rate of 0.20% of the average daily value of your Contract.

If you elect an optional living benefit rider, we will assess a periodic charge at a rate that differs among the optional living benefit riders. Currently, however, the annual amount of the charge in no case exceeds 0.95% of the highest Account Value (or other benefit base for the rider in question) during the year.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

Optional Living Benefit Riders

At issue, you may choose to participate in one of four optional living benefits available under your Contract. Each option provides the living benefits guarantee in a different way:

●	Secured Returns for Life Plus offers a choice between a guaranteed minimum accumulation benefit ("GMAB") and a guaranteed minimum withdrawal benefit ("GMWB").

●	The Retirement Income Escalator offers a guaranteed withdrawal benefit feature with a bonus credit if you do not make any withdrawals during a specified time period under your Contract.

●
The Income ON Demand Benefit offers an income storage benefit ("ISB") that differs from Secured Returns for Life Plus in that, among other things, it allows you to store the annual withdrawal payments, rather than requiring you to take the payments or lose them.

●	The Retirement Asset Protector Rider offers a stand-alone GMAB.

The optional living benefits are available only if you are age 80 or younger on the Open Date. Your optional living benefit terminates if you annuitize or if you transfer any portion of your Account Value to an investment option other than one of the "Designated Funds." In addition, a change of ownership may also terminate your living benefit. Under the Retirement Income Escalator, Income ON Demand Benefit and the Retirement Asset Protector Rider, you may make Purchase Payments only during your first Contract Year.  All four of the optional living benefits allow you to "step-up" your guaranteed amount on an annual basis, if eligible.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options.  If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds.  Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment option.

During the Income Phase, the total insurance charges are deducted on a daily basis at an annual rate of 1.70% of your Account Value invested in the Variable Account.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit.  The amount of the death benefit depends upon whether you choose the basic death benefit or, for a fee, you enhance the death benefit by electing the optional death benefit rider. The basic death benefit pays the greater of your Account Value, and your total Purchase Payments (adjusted for withdrawals), both calculated as of your Death Benefit Date. The Maximum Anniversary Account Value Rider pays the greater of your basic death benefit or your highest Account Value on any Contract Anniversary before your 81st birthday.  You must make your election before the date on which your Contract becomes effective. The rider is only available if you are younger than 80 on the Open Date. The optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals

You can withdraw money from your Contract at any time during the Accumulation Phase without the imposition of a withdrawal charge.  Furthermore, no withdrawal charge is imposed upon annuitization. You may, however, have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision.  If you cancel your Contract within 10 days after receiving it, we will send you your Account Value as of the day we receive your cancellation request, in good order. (This amount may be more or less than the original Purchase Payment).  We will not deduct a withdrawal charge.

Tax Considerations

Your earnings are not taxed until you take them out.  If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If your Contract is a Non-Qualified Contract, it is possible that the election of an optional living benefit rider might increase the taxable portion of any withdrawal you make from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal tax penalty.

NOTE ABOUT OTHER ANNUITY CONTRACTS THAT WE OFFER: In addition to the Contracts, we currently offer many other forms of annuity contracts with a wide variety of features, benefits and charges. Depending on your circumstances and needs, some of these other contracts may be at lower cost to you. Not all of the annuity contracts that we offer are available in all jurisdictions or through all of the selling agents who offer the contracts. You should consider with your selling agent what annuity contract or financial product is most consistent with your needs and preferences.

If you have any questions about your Contract or need more information, please contact us at:

          Sun Life Insurance and Annuity Company of New York
          P. O. Box 9133
          Wellesley Hills, Massachusetts  02481
          Toll Free (800) 447-7569

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments):	0%

Maximum Withdrawal Charge (as a percentage of Purchase Payments):	0%

Maximum Fee Per Transfer (currently $0):	$ 15

Premium Taxes (as a percentage of Account Value or total Purchase Payments):	0% - 3.5%[1]

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$ 30[2]

Variable Account Annual Expenses (as a percentage of net Variable Account assets) 3

Mortality and Expense Risks Charge:	1.35%[4]
Administrative Expenses Charge:	0.15%
Distribution Fee:	0.20%

Total Variable Account Annual Expenses (without any optional benefits):	1.70%

Charge for Optional Death Benefit Feature

Maximum Annual Charge for the Optional Death Benefit Rider (MAV): (as a percentage of Account Value)	0.20%[5]

Charges for Optional Living Benefit Features

Riders Currently Available [6]	Maximum Annual Fee [7]
Secured Returns for Life Plus Living Benefit Rider (as a percentage of the highest Account Value during the Contract Year):	0.50%
Retirement Income Escalator Living Benefit Rider (as a percentage of the highest Withdrawal Benefit Base during the Contract Year):	0.95%
Income ON Demand Living Benefit Rider (as a percentage of the highest Income Benefit Base during the Contract Year):	0.65%
Retirement Asset Protector Living Benefit Rider (as a percentage of the highest Retirement Asset Protector Benefit Base during the Contract Year):	0.35%

Maximum Annual Charge for an Optional Living Benefit Rider (as a percentage of highest Account Value or Benefit Base during the Contract Year):	0.95%[8]

Total Variable Account Annual Expenses with Maximum Charge for an Optional Death and an Optional Living Benefit Rider (as a percentage of Account Value):	2.85%[9]

The table below shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.  More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement[10]	0.65%	2.15%

[1]
The premium tax rate and base vary by your state of residence and the type of Contract you own. Currently, we deduct premium taxes from Account Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Contract Charges -- Premium Taxes.")

[2]
The Annual Account Fee is waived if 100% of your Account Value has been allocated to the Fixed Account during the entire Contract Year or if your Account Value is $100,000 or more on your Contract Anniversary. (See "Account Fee.")

[3]	All of the Variable Account Annual Expenses are assessed as a percentage of average daily net Variable Account assets.

[4]
For Contracts purchased prior to March 5, 2007, the rate of this charge is 1.55% if you were age 76 or older on the Contract's Open Date. In that case, the rate for "Total Variable Account Annual Expenses (without optional benefits)" would be 1.90%.

[5]	The optional death benefit rider is defined under "Death Benefit." This rider is available only if you are younger than age 80 on the Open Date.

[6]
The optional living benefit riders, including the charges therefore are described in detail under "OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS FOR LIFE PLUS," "OPTIONAL LIVING BENEFIT RIDER: RETIREMENT INCOME ESCALATOR," "OPTIONAL LIVING BENEFIT RIDER: Income ON Demand BENEFIT," and "OPTIONAL LIVING BENEFIT RIDER: RETIREMENT ASSET PROTECTOR." As discussed in those portions of this prospectus, if, after you acquire one of these riders, you elect to increase or renew certain benefits under the rider, we have the right to increase the rate of the charge to what we are then charging on newly issued riders of the same type or to a rate based on then-current market conditions.

[7]
The charges shown are assessed and deducted quarterly based upon the Account Value or benefit base on the last day of each Account Quarter. Your actual charges may be less than the maximum stated above. See "Cost of the Secured Returns for Life Plus Benefit," "Cost of the RIE," "Cost of the Income ON Demand Benefit," and "Cost of the Retirement Asset Protector Benefit."

[8]
This amount assumes that the living benefit rider’s initial benefit base is equal to the Account Value.  If the benefit base changes, your Total Variable Account Annual Expenses would be higher or lower.

[9]
This chart shows your insurance charges before you annuitize your Contract.  As explained in "Amount of Annuity Payments," after you annuitize your Contract, the sum of your insurance charges will never be greater than an annual rate of 1.70% of average daily net Variable Account assets, regardless of your age on the Open Date.

[10]
The expenses shown are for the year ended December 31, 2007, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of some Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2009. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. If all such contractual or voluntary arrangements are taken into account, the minimum and maximum Total Annual Fund Operating Expenses for all Funds were 0.65% and 1.73%, respectively. However, if only the contractual arrangements were taken into account (but not the voluntary arrangements) were taken into account, these percentages would still have been 0.65% and 1.73%. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS.  WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for the optional death benefit (MAV) and an optional living benefit (Retirement Income Escalator).  If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower.  The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds.  For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $50,000.  In addition, this Example assumes no transfers were made and no premium taxes were deducted.  If these arrangements were considered, the expenses shown would be higher.  This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds.  If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$510	$1,528	$2,544	$5,075

(2)	If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$510	$1,528	$2,544	$5,075

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$510	$1,528	$2,544	$5,075

The fee table and Example should not be considered a representation of past or future expenses and charges of the Sub-Accounts.  Your actual expenses may be greater or less than those shown.  The Example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future investment performance.  For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ("Variable Accumulation Units") is included in the back of this Prospectus as Appendix F.

THE ANNUITY CONTRACT

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C (the "Variable Account") offer the Contract on an individual basis for use in connection with retirement planning. We issue the Contract directly to the individual Owner of the Contract. In this Prospectus, unless we state otherwise, we address Owners of Contracts as "you."  For the purpose of determining benefits under the Contracts, we establish an Account for each Owner, which we will refer to as "your" Account.

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral.  Tax-qualified plans provide tax-deferral without the need for purchasing an annuity contract.

Your Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing the optional death benefit rider and paying an additional charge for the optional death benefit rider. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your Account Value will change in response to changes in the return available from the different types of investments you select under your Contract. With these variable options, you assume all investment risk under your Contract. When you choose the Fixed Annuity option, we assume the investment risk. You also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate.  Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax-deferral regardless of whether the plan invests in an annuity contract.  A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

Some broker/dealers may limit their clients from purchasing some optional benefits based upon the client's age.  Your individual representative will describe any such limitations.  You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 447-7569.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Service Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time. In some cases, receipt of requests for financial transactions by the broker-dealer of record will be deemed to be constructive receipt by us.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business primarily in New York. Our Home Office is located at 60 East 42nd Street, Suite 1115, New York, New York 10165.

We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity contracts that we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under a Contract, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS:  THE FUNDS

The Contract offers Sub-Accounts that invest in a number of Fund investment options. Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.

More comprehensive information about the Funds, including a discussion of their management, investment objectives, expenses, and potential risks, is found in the current prospectuses for the Funds (the "Fund Prospectuses"). The Fund Prospectuses should be read in conjunction with this Prospectus before you invest. A copy of each Fund Prospectus, as well as a Statement of Additional Information for each Fund, may be obtained without charge from the Company by calling (800) 447-7569 or by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9133, Wellesley Hills, Massachusetts 02481.

The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and Payees and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and Payees, including withdrawal of the Variable Account from participation in the underlying Funds which are involved in the conflict or substitution of shares of other Funds.

Certain of the investment advisers, transfer agents, or underwriters to the Funds may reimburse us for administrative costs in connection with administering the Funds as options under the Contracts. These amounts are not charged to the Funds or Owners, but are paid from assets of the advisers, transfer agents, or underwriters, except for the administrative costs of the Lord Abbett Series Trust Portfolios, which are paid from Fund assets and reflected under "Fees and Expenses."

Certain publicly available mutual funds may have similar investment goals and principal investment policies and risks as one or more of the Funds, and may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

THE FIXED ACCOUNT

The Fixed Account is made up of general account assets of the Company. Amounts you allocate to the Fixed Account will be available to fund the claims of all classes of our customers, including claims for benefits under the Contracts. Any obligations of the Fixed Account will be paid first from those assets allocated to the Fixed Account and the excess, if any, will be paid from the general account of the Company.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by New York State insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable New York state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS:  THE GUARANTEE PERIODS

You may elect one or more Guarantee Periods from those we make available from time to time. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period, allocations, transfers or renewals into that Guarantee Period will not be permitted. In addition, we reserve the right not to make any Guarantee Periods available. In such event, renewals will be made into the Money Market Sub-Account. We may choose to exercise this right before the Open Date or at some later time. At any time, we can reverse our decision to exercise this right.

We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or if the Owner dies before the Annuity Commencement Date.

Issuing Your Contract

When we receive your Application, we "open" the Contract. We refer to this date as the "Open Date." When we receive your initial Purchase Payment, we "issue" your Contract. We refer to this date as the "Issue Date."

We will credit your initial Purchase Payment to your Account within 2 Business Days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 Business Days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $20,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. We reserve the right to refuse Purchase Payments received more than 5 years after your Issue Date or after your 70th birthday, whichever is later. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase. Additional restrictions may apply if you purchased an optional living benefit rider.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors.  You may change the allocation factors for future Payments by sending us notice of the change as required. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a "Valuation Period." On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the "Net Investment Factor" -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges, the administrative expense charge and distribution fee) plus the applicable asset-based charge for certain optional benefit riders.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account Value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. We will notify you in writing between 45 and 75 days before the Expiration Date for any Guarantee Amount.

A new Guarantee Period of the same duration will begin automatically for that Guarantee Amount on the first day following the Expiration Date, unless before the Expiration Date we receive instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provision of the Contract described below (see "Transfer Privilege").

If we receive no instructions from you prior to the Expiration Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. If we are no longer offering a Guarantee Period of the same duration, we will automatically transfer your Fixed Account allocation into the Money Market Sub-Account.

This automatic transfer of Fixed Account Value into the Money Market Sub-Account will not count as a transfer for purposes of the transfer restrictions described under "Transfer Privilege."

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

●	you may not make more than 12 transfers in any Contract Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Contract Year;

●	at least 30 days must elapse between transfers to and from Guarantee Periods;

●	at least 6 days must elapse between transfers to and from the Sub-Accounts;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any Optional Programs. At our discretion, we may waive some or all of these restrictions. Additional restrictions apply to transfers made under any of the Optional Living Benefit Riders.

We reserve the right to waive these restrictions and exceptions at any time, as discussed under "Short-Term Trading," or to change them.  Any change will be applied uniformly.  We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is received before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be effective that day. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request, in good order, before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading.  If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity.  Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection.  Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading.  A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners.  Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees.  In addition, short-term trading can adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value.  As described under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners.  The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges (including transfers to and from the Fixed Account) more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party.  We impose additional administrative restrictions on third parties that engage in transfers of Contract Values on behalf of multiple Contract Owners at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Contract Owner be equal to 100% of that Contract Owner's value in the Sub-Account.

We will provide you written notification of any restrictions imposed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund, in the following instances:

●	when a new broker of record is designated for the Contract;

●	when the Contract Owner changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Contract Owner or Annuitant;

●	when necessary in our view to avoid hardship to a Contract Owner; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks.  The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees.  In addition, the short-term trading could adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.  Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of these risks. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Contract Owners could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

     Funds' Shareholder Trading Policies

In addition to the restrictions that we impose (as described under "Permitted Transfers" and "Short-Term Trading"), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund's shares. These policies (the "Funds' Shareholder Trading Policies") are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds' Shareholder Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Shareholder Trading Policies from time to time.

We are legally obligated to provide (at the Funds' request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund's Shareholder Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if you do not comply with any Fund's Shareholder Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund's Shareholder Trading Policies, which are disclosed in the Funds' current prospectuses.

Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under "Permitted Transfers" and under " Short-Term Trading." Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund.  For these and other reasons, we may disagree with the timing or substance of a Fund's requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers.  If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.

Waivers; Reduced Charges; Special Guaranteed Interest Rates

We may reduce or waive the annual Account Fee, credit additional amounts, grant special Guaranteed Interest Rates in certain situations, or offer other options or benefits. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements.

Other Programs

You may participate in any of the following Optional Programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program.  (We reserve the right to limit minimum investments to at least $1,000.)  Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. At regular time intervals, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

Any allocation of a new Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the $1,000 minimum investment limit.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the dollar-cost averaging program.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contract, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete such programs in the future.

Our asset allocation programs are "static" programs.  That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose, but we do not change your original percentage allocations among the Sub-Accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party administrator who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets.  Based upon this review, the third-party administrator may recommend that new models be substituted for the existing models.  If so, the new models will only be offered to Contracts opened on or after the date the new model goes into effect or to Owners who elect an asset allocation program on or after that date.  Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time.  You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

     Systematic Withdrawal Program

You may select our Systematic Withdrawal Program.  Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will process them automatically. The withdrawals under this program may be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing this option.  We reserve the right to limit the election of this program to Contracts with a minimum Account Value of $20,000. Limits on your systematic withdrawal may apply if you purchased an optional living benefit rider.

You may change or stop this program at any time, by written notice to us or other means approved by us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among all Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

WITHDRAWALS

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase, you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Annuity Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

We do not deduct any sales charge from your Purchase Payments when they are made, nor do we impose a withdrawal charge (known as a "contingent deferred sales charge") on amounts you withdraw. Withdrawals may have adverse federal income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: we start with the total value of your Account Value at the end of the Valuation Period during which we receive your withdrawal request; and then we deduct the Account Fee, if applicable, for the Contract Year in which the withdrawal is made.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract, except as may be otherwise provided under the terms of any optional living benefit rider that you have elected.

     Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will pay you the amount specified in your request less any applicable charges and then reduce the value of your Account by the gross amount of the withdrawal.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request. If you have elected "Build Your Portfolio," withdrawals out of your portfolio model will be taken pro-rata from each of your selected Funds.

Partial withdrawals may significantly reduce any death benefit and/or living benefit amount.  In calculating the amount payable under the living benefit or death benefit, we may reduce the benefit by an amount that is greater than the amount of the withdrawal, depending on the circumstances. Accordingly, you should refer to the more detailed discussions of the optional living benefit and optional death benefit riders that appear elsewhere in this Prospectus for information about the effects that withdrawals will have on those benefits.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, in good order, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of 1940 and New York state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

●	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

●	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

●	when an SEC order permits us to defer payment for the protection of Owners.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See "Tax Considerations -- Tax-Sheltered Annuities.")

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

We will not charge the Account Fee if:

●	your Account Value has been allocated only to the Fixed Account during the applicable Contract Year; or

●	your Account Value is $100,000 or more on your Contract Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge and Distribution Fee

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% of your average daily Variable Account Value during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, Owner Accounts and the Variable Account that are not covered by the annual Account Fee.

We also deduct a distribution fee from the assets of the Variable Account at an effective annual rate equal to 0.20% of your average daily Variable Account Value during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for the expenses associated with distributing and issuing the Contracts.

Depending on the amount of expenses that we incur, we expect that we may earn a profit from these charges. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.35% of your average daily Variable Account Value. If your Purchase Payments or Account Value exceeds $1 million on your Contract Anniversary, an amount equal to 0.15% of your Account Value will be credited to your Account on that date and on every subsequent Contract Anniversary during the Accumulation Phase. (This credit is paid out of our general account and is the result of cost savings that we expect on larger-sized Contracts.) We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to, (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Owner prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract's Account Value; (3) the risk that our cost of providing benefits according to the terms of the optional death benefit rider and any optional living benefit riders will exceed the amount of the charges we deduct for those riders; and (4)  the risk that the annual Account Fee, the administrative expense charge, and the distribution fee we assess under the Contract may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover such costs, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contract. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.

For Contracts purchased prior to March 5, 2007, the rate of the mortality and expense risk charge is 1.55% (rather than 1.35%), if you were age 76 or older on the Contract's Open Date. Also, during the Income Phase of a Contract, the total insurance charges are at an annual rate of 1.70% of the average daily net value of the Contract invested in the Variable Account, regardless of your age on the Open Date.

Charges for Optional Benefit Riders

If you elect an optional living benefit rider, we will deduct, during the Accumulation Phase, an annual charge from your Account Value. The maximum amount of the charge depends upon the rider you elect as shown in the following chart. (The chart shows the charges for the forms of optional living benefit riders that are currently being offered. For more information about these charges, please see "FEES AND EXPENSES.")

Riders Currently Available	Maximum Annual Fee

Secured Returns for Life Plus	0.50% of highest Account Value during Contract Year*
Retirement Income Escalator	0.95% of the highest Withdrawal Benefit Base during the Contract Year**
Income ON Demand Benefit	0.65% of highest Income Benefit Base during Contract Year***
Retirement Asset Protector	0.35% of highest Retirement Asset Protector Benefit Base during Contract Year****

* If your Secured Returns for Life Plus rider is cancelled, you will continue to pay the charge for the rider until your 7th Contract Anniversary.

**  The Withdrawal Benefit Base is defined under "OPTIONAL LIVING BENEFIT RIDER: RETIREMENT INCOME ESCALATOR."

*** The Income Benefit Base is defined under " OPTIONAL LIVING BENEFIT RIDER: Income ON Demand."

**** The Retirement Asset Protector Benefit Base is defined under "OPTIONAL LIVING BENEFIT RIDER: RETIREMENT ASSET PROTECTOR."

One quarter of the annual rider fee will be deducted on the last valuation day of each Account Quarter, based on the Account Value (for Secured Returns for Life Plus) or other applicable benefit base indicated in the foregoing table (for the other three riders) at that time.

If you elect the optional death benefit rider, we will deduct, during the Accumulation Phase, a charge from the assets of the Variable Account equal to 0.20% of the average daily Variable Account Value of your Contract.

Premium Taxes

In New York there is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending upon where the Owner or Payee resides. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectuses and related Statements of Additional Information.

OPTIONAL LIVING BENEFIT RIDER: SECURED RETURNS FOR LIFE PLUSSM

The following optional living benefit rider will be available starting May 5, 2008.

At issue, you may elect to participate in an optional living benefit rider: Secured Returns for Life Plus ("Secured Returns for Life Plus" or a "Benefit"). The Benefit provides a guarantee of a return of your initial Purchase Payment (adjusted for subsequent Purchase Payments and withdrawals), during the accumulation period. (You should note that the Benefit does not, in all cases, guarantee payments "for Life." Certain actions you take may reduce, or even exhaust, your Benefit.) You may elect the Benefit on or before the Issue Date, provided:

●	the rider is available for sale both in the state where the Contract is sold and in the state where the Owner resides;

●	you limit the allocation of your Purchase Payments and Account Value to one of the investment options, known as "Designated Funds" that we make available with each rider;

●	the oldest Owner has not attained age 81 on the Open Date; and

●	you do not elect any other optional living benefit rider available under your Contract.

You have the option of choosing between two different payment options under Secured Returns for Life Plus: the Guaranteed Minimum Accumulation Benefit ("AB Plan") and the Guaranteed Minimum Withdrawal Benefit ("WB Plan"). These options are described in detail below under captions containing those names.

We use the following definitions to describe how Secured Returns for Life Plus works:

AB Plan Maturity Date:
The date when the AB Plan matures.  If you are younger than 80 on the Issue Date, your AB Plan Maturity Date is the later of your 10th Contract Anniversary or 10 years from the date of your last step-up. (See "Step-Up.") If you are 80 on the Issue Date, your AB Plan Maturity Date is your maximum Annuity Commencement Date.

Plus 5 Period:	The period of time equal in length to the first 10 Contract Years; or, if less than 10 years, the period of time up to the Contract Year in which the oldest Contract Owner attains age 80.

Bonus Base:
An amount that is equal to the initial Purchase Payment on the date the Contract is issued, and later is adjusted for any subsequent Purchase Payments, step-ups, and partial withdrawals made during the Plus 5 Period.

Guaranteed Living Benefit Amount (the "GLB amount"):
The minimum amount guaranteed under the Contract while you are participating in the AB Plan. The GLB amount is initially equal to your initial Purchase Payment, which is adjusted for any subsequent Purchase Payments, step-ups, and partial withdrawals. The GLB amount is also used to set the RGLB amount on the date you elect the WB Plan.

Remaining Guaranteed Living Benefit (the "RGLB amount"):
The minimum amount guaranteed if you elected the WB Plan. The RGLB amount equals the GLB amount plus any accrued bonus amount on the date you choose to participate in the WB Plan. This amount will be adjusted for subsequent Purchase Payments, step-ups, bonus amounts, and partial withdrawals.

Guaranteed Living Benefit Base (the "GLB Base"):
A value equal to the RGLB amount on the date you elect to participate in the WB Plan. The GLB Base is adjusted later for any subsequent Purchase Payments, step-ups, bonus amounts, and partial withdrawals. The GLB Base is used to establish the Maximum WB Amount.

Lifetime Income Base:
A value equal to the RGLB amount on the WB Plan election date, if you are age 60 or older on said date. A value equal to the RGLB amount on the Contract Anniversary on or immediately following your 59th birthday, if you are less than age 60 on the WB Plan election date. The Lifetime Income Base is adjusted later for any subsequent Purchase Payments, step-ups, bonus amounts, and partial withdrawals. The Lifetime Income Base is used to establish the Maximum WB for Life Amount.

Maximum WB Amount:	The maximum guaranteed amount available for annual withdrawal until your RGLB amount has been reduced to zero. The annual Maximum WB Amount is equal to 5% of the GLB Base.

Maximum WB For Life Amount:
The maximum guaranteed amount available for annual withdrawal during your lifetime. The Maximum WB for Life Amount is equal to 4% or 5% of the current Lifetime Income Base depending upon the age of the Contract Owner on the date of the first withdrawal under the WB Plan or most recent Step-Up Date. If your Contract is co-owned, the age of the oldest co-owner will be used to determine the Maximum WB for Life Amount. (You should be aware that the Maximum WB for Life Amount is not a guaranteed amount. Certain actions you take could reduce the value of your Maximum WB for Life Amount to zero.)

You and Your:
Under this optional living benefit rider, the terms "you" and "your" refer to the oldest Owner or the surviving spouse of the oldest Owner as described under "Death of the Owner Under the AB Plan" and "Death of the Owner Under the WB Plan." In the case of a non-natural owner, these terms refer to the oldest annuitant.

We also use the following acronyms when discussing the features of Secured Returns for Life Plus:

WB Plan	Guaranteed Minimum Withdrawal Benefit Plan

AB Plan	Guaranteed Minimum Accumulation Benefit Plan

GLB Amount	Guaranteed Living Benefit Amount

RGLB Amount	Remaining Guaranteed Living Benefit Amount

Maximum WB Amount	Maximum Guaranteed Minimum Withdrawal Benefit Amount

Maximum WB for Life Amount	Maximum Guaranteed Minimum Withdrawal Benefit for Life Amount

Secured Returns for Life Plus may not be appropriate for all investors. Before purchasing Secured Returns for Life Plus, you should carefully consider the following:

Secured Returns for Life Plus may be appropriate for investors who:

●	want to protect their initial Purchase Payment from market declines (subsequent purchase payments may not be fully protected).
●	want the option of receiving a steady stream of income for life beginning on your first Contract Anniversary after your 59th birthday.
●	are not prepared to decide at issue between participation in the AB Plan and participation in the WB Plan.

Secured Returns for Life Plus may be inappropriate for investors who:

●	want multiple owners.
●	want to invest in funds other than a "Designated Fund."
●	want to withdraw more than a fixed amount each year.

You may combine your Secured Returns for Life Plus Benefit with the optional death benefit rider. Upon annuitization, Secured Returns for Life Plus and any elected optional death benefit rider automatically terminate.

Secured Returns for Life Plus guarantees a return of your initial Purchase Payment regardless of the investment performance of the Designated Funds, provided that you comply with certain requirements. The amount guaranteed can be greater than or less than your Account Value. The guaranteed amount can be paid out under a Guaranteed Minimum Accumulation Benefit ("AB") Plan, which provides for a return of your guaranteed amount on the AB Plan Maturity Date, or a Guaranteed Minimum Withdrawal Benefit ("WB") Plan, which provides for a return of your guaranteed amount through periodic withdrawals or, if you meet certain conditions, payments for life.

In addition, Secured Returns for Life Plus includes a bonus feature (called the "Plus 5 Program") that may increase the guaranteed amount under the WB Plan provided no withdrawals are taken during a Contract Year. These bonuses will not increase your guaranteed amount under the AB Plan. We will, however, keep track of any bonuses while you are in the AB Plan and apply them to the WB Plan, if and when you transfer into the WB Plan.  The bonuses under the Plus 5 Program are discussed further under "Plus 5 Program."

If you elect Secured Returns for Life Plus, you are automatically enrolled in the AB Plan. At any time, you may elect instead to receive your benefits under the WB Plan, provided that you make the election prior to the earliest of the date your AB Plan matures, the Contract's maximum Annuity Commencement Date (the first day of the month following the youngest Annuitant's 90th birthday), and the date you annuitize. Once you elect to participate in the WB Plan, you may not change your election to the AB Plan. If you do not specifically elect the WB Plan, you will be deemed to have elected to remain in the AB Plan.

Designated Funds

To participate in Secured Returns for Life Plus, all of your Account Value must be invested in a "Designated Fund" at all times during the term of the plan: a 10-year period under the AB Plan or, if you elected the WB Plan, until the RGLB amount is reduced to zero and the Lifetime Income Base is zero. The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as "Designated Funds" are as follows:

Asset Allocation Models	Funds
Conservative Asset Allocation	Fidelity VIP Freedom 2010 Portfolio Service - Class 2
Conservative Moderate Asset Allocation	Fidelity VIP Freedom 2015 Portfolio Service - Class 2
Moderate Asset Allocation	Fidelity VIP Freedom 2020 Portfolio Service - Class 2
Moderate Aggressive Asset Allocation	Fidelity VIP Balanced Portfolio - Service Class 2
90/10 Masters Model	MFS® Total Return Portfolio - S Class
Build Your Portfolio	Oppenheimer Balanced Fund/VA - Service Shares
AllianceBernstein VPS Balanced Wealth Strategy Fund
Dollar-Cost Averaging Program Options	Van Kampen UIF Equity & Income Portfolio II
6-Month DCA Guarantee Option	Franklin Templeton VIP Founding Funds Allocation Fund
12-Month DCA Guarantee Option

One of the asset allocation models that qualifies as a Designated Fund is the portfolio model that applies to our "build your portfolio" program. That portfolio model and the "build your portfolio" program are described in "BUILD YOUR PORTFOLIO" and in "APPENDIX E -- BUILD YOUR PORTFOLIO."

We reserve the right to declare that a particular Fund no longer qualifies as a Designated Fund.  If you are invested in a Designated Fund at the time we declare the Fund no longer to be a Designated Fund, your Account Value can remain in that Fund without canceling your participation in a living benefit. However, any transfers or future Purchase Payments may only be allocated to a Fund that is declared by us to be a Designated Fund at the time of the transaction.  If you are invested in a Fund that has been declared by us to no longer be a Designated Fund, you must first transfer your Account Value from that Fund into a current Designated Fund if you want to make subsequent Purchase Payments. (Note that, if you elected to participate in the WB Plan (described below), you may not make any subsequent Purchase Payments after the fourth Contract Year unless your WB Plan has expired or terminated.) We also reserve the right to close Funds to new Contracts. We will, however, revise the prospectus to give notice to prospective investors of the closing of any Fund.  If a Designated Fund is closed to new Contracts, any current Account Value may remain in that Fund and future transfers and Purchase Payments to that Fund are permissible, as long as the Fund is still declared by us to be a Designated Fund.

Guaranteed Minimum Accumulation Benefit ("AB") Plan

Under its terms, the AB Plan matures on the AB Plan Maturity Date. On that date, we will credit your Account Value with any excess of your GLB amount over your Account Value after adjusting for any Contract charges or credits. Any such amount will be allocated to the Designated Fund in which you are invested at that time.

Your GLB amount and your Bonus Base are equal to the sum of 100% of your initial Purchase Payment plus a specified percentage of any subsequent Purchase Payments, adjusted in amount for step-ups (described under "Step -Up") and partial withdrawals. If you make one or more subsequent Purchase Payments during the 10-year period, the period will not restart. Rather, the percentage of guaranteed return for each subsequent Purchase Payment after the second Contract Anniversary will be reduced depending upon the Contract Year in which it was made, as follows:

Contract Year in which Purchase Payment was made	Percentage added to the GLB amount and to the Bonus Base
1-2	100%
3-5	85%
6-8	70%
9-10	60%

Note that the timing and amount of subsequent Purchase Payments and withdrawals may significantly affect the total Secured Returns for Life Plus Benefit. In particular, Purchase Payments made after the second Contract Year may significantly reduce the value of this Benefit to you.

If your Account Value is greater than your GLB amount on the AB Plan Maturity Date, we will credit your Account Value with an amount equal to the charges you paid for Secured Returns for Life Plus. (See "Refund of Secured Returns for Life Plus Charges Under the AB Plan.") For examples of how we calculate benefits under the AB Plan, see "Appendix D - Secured Returns for Life Plus Benefit Examples."

Guaranteed Minimum Withdrawal Benefit ("WB") Plan

Under the terms of the WB Plan, you are guaranteed a return of your RGLB amount even if your Account Value becomes zero. Each Contract Year during which the WB Plan is in effect, you can withdraw up to your Maximum WB Amount until your RGLB amount has been depleted. Once the RGLB amount is reduced to zero, your GLB Base is permanently set to zero as well. However, if you exceed your Maximum WB Amount in any one Contract Year, your RGLB and future guaranteed withdrawals will be reduced in the manner described under "Withdrawals Under the Secured Returns for Life Plus Benefit."

The WB Plan also guarantees that, if you have chosen the WB Plan and if you are age 60 or older, you can withdraw up to your Maximum WB for Life Amount every Contract Year that you are alive, even if your Account Value has been depleted. If you are younger than age 60, you may withdraw up to your Maximum WB for Life Amount every Contract Year after your first Contract Anniversary following your 59th birthday. If you exceed your Maximum WB for Life Amount in any one Contract Year, the amount of your subsequent guaranteed lifetime withdrawals will be reduced in the manner discussed under "Withdrawals Under the Secured Returns for Life Plus Benefit."

Your Guaranteed Living Benefit Base is also set equal to the RGLB amount on the date you elect to participate in the Guaranteed Minimum Withdrawal Benefit Plan. Your Maximum WB Amount is a set dollar amount equal to 5% of your GLB Base. On the day you elect to participate in the WB Plan, we set your RGLB amount to equal your GLB amount as described under "Guaranteed Minimum Accumulation Benefit ("AB") Plan" plus any accrued bonuses. This value is used to determine your Maximum WB for Life Amount as discussed further below.

To calculate your Maximum WB for Life Amount, we must first determine your Lifetime Income Base. The Lifetime Income Base is an amount equal to the RGLB amount on:

●	the date you elected to participate in the WB Plan if you are age 60 or older on that date, or

●	your first Contract Anniversary after your 59th birthday, if you are 59 or younger on the date you elect to participate in the WB Plan.

The Maximum WB for Life Amount will then be calculated, based upon your age on the date of the first withdrawal under the WB Plan, as follows:

Your Age on Date of First Withdrawal under WB Plan	Maximum WB for Life Amount
65 or older	5% of the Lifetime Income Base
64 or younger	4% of the Lifetime Income Base

You are not required to make any withdrawals after you have elected the WB Plan; however, each time you make a withdrawal, we determine whether the withdrawal has exceeded the Maximum WB Amount, the Maximum WB for Life Amount, or both. If you have exceeded the Maximum WB Amount or the Maximum WB for Life Amount, we determine the new maximum amount(s) for future withdrawals. In any one Contract Year, withdrawals in excess of your Maximum WB Amount or your Maximum WB for Life Amount may reduce or eliminate your future guaranteed withdrawals, possibly reducing the guaranteed minimum withdrawal benefit to an amount less than the sum of your Purchase Payments. (See "Withdrawals Under the Secured Returns for Life Plus Benefit.")

Provided your RGLB amount and Account Value have not been reduced to zero, any Purchase Payment made after you have elected the WB Plan, and before your fourth Contract Anniversary, will increase your RGLB amount, your GLB Base, your Bonus Base, and your Lifetime Income Base each by 100% of such Purchase Payment. Therefore, your Maximum WB Amount will equal 5% of your new GLB Base. Your Maximum WB for Life Amount will equal 4% or 5% of your new Lifetime Income Base, depending upon your age on the date of your first withdrawal under the WB Plan as shown in the above chart or your most recent "Step-Up Date," described under "Step-Up." Under the WB Plan, after your fourth Contract Anniversary, you may not make any additional Purchase Payments unless your Benefit under the rider has been cancelled, terminated, or revoked. After the fourth Contract Anniversary, any Purchase Payments submitted by an Owner while participating in the WB Plan will be treated as "Not in Good Order" and returned to the Owner, unless the Owner instructs us to terminate his participation in the rider.

For examples of how we calculate benefits under the WB Plan, see "Appendix D - Secured Returns for Life Plus Benefit Examples."

     Plus 5 Program

The Plus 5 Program gives you the opportunity to increase your Secured Returns for Life Plus Benefit if you defer taking withdrawals. That is to say, if you have selected the Benefit and you do not take any withdrawals in the early Contract Years, you will be able to take larger withdrawals in the later Contract Years. Under Secured Returns for Life Plus, the Plus 5 Program is automatically available to you during your first 10 Contract Years (the "Plus 5 Period"). However, if you are 70 or older on the Issue Date, the Plus 5 Period ends on your 80th birthday. Under the Plus 5 Program, if you do not take any withdrawals during any one or more Contract Years, we will automatically calculate a bonus based upon your initial Purchase Payment (the "Bonus Base") and adjusted for additional Purchase Payments, step-ups, and partial withdrawals. Although we calculate the amount of your bonus each year regardless of whether you are participating in the AB Plan or the WB Plan, you can benefit from any bonus amount only if you choose to participate in the WB Plan, as follows:

●
Assume you are participating in the AB Plan. Under this Plan, you only have the potential for increasing the amount of your withdrawals in later Contract Years. For each year you do not take a withdrawal during the Plus 5 Period, we will calculate a bonus equal to 5% of your Bonus Base and add it to an existing accrued bonus amount. The bonuses you earn will accumulate but will not increase your Account Value, your GLB amount, or any guarantee payments you receive under the AB Plan. If you choose to switch to the WB Plan, that potential for larger withdrawals will be realized. When you switch to the WB Plan, we will set your RGLB amount to equal your GLB amount plus any bonuses accumulated under your Contract while you were participating in the AB Plan.

●
Assume you are participating in the WB Plan. Under this Plan, the potential for larger withdrawals will be realized. Each year you do not take a withdrawal during the Plus 5 Period, we will not only calculate a bonus equal to 5% of your Bonus Base, but we will add that bonus to your RGLB amount on your Contract Anniversary (prior to calculating your new GLB Base or Lifetime Income Base).  In this way, your withdrawals under the WB Plan will be larger in the later years than they would have been without the Plus 5 Program. Each time we add a bonus to the RGLB amount, we will also recalculate your GLB Base and Lifetime Income Base as described below.

After the addition of any bonus, your new GLB Base will be the greater of:

●	your GLB Base prior to the addition of the amount of any bonus, and

●	your RGLB amount after the addition of any applicable bonus.

If your age is within our age limitations, we will calculate a new Lifetime Income Base. Your new Lifetime Income Base will be equal to the greater of:

●	your Lifetime Income Base prior to the addition of the bonus amount, and

●	the lesser of:

●	your RGLB amount after the addition of the bonus amount, and

●	your previous Lifetime Income Base plus the addition of any bonus amount.

While you are participating in the AB Plan during the Plus 5 Period, any bonuses that apply to your Contract will only accumulate and will not increase your GLB amount or any guarantee payments you receive under the AB Plan. However, for each Contract Year that you do not take a withdrawal during the Plus 5 Period, the bonus will be calculated and added to the existing accrued bonus amount. Before taking a withdrawal during the Plus 5 Period, you should carefully consider the negative effect this will have on your Plus 5 bonuses.

When and if you elect to participate in the WB Plan, your RGLB amount is set equal to your GLB amount plus any bonuses accumulated under your Contract while you were participating in the AB Plan. Your accrued bonus amount will then be set at zero. Any future bonus amounts, if applicable, while you are participating in the WB Plan, will be added each year, as described above.

Bonuses under the Plus 5 Program do not increase your Account Value; you can benefit from any such bonus only if you choose the WB Plan.

Cost of the Secured Returns for Life Plus Benefit

Unlike other Contract charges, the charge for Secured Returns for Life Plus will not be calculated as a percentage of average daily net assets as described under "Variable Accumulation Unit Value." Instead, the charge for the Benefit will be made as a specific deduction from the Account Value, taken on the last valuation day of the Account Quarter. The charge per year for Secured Returns for Life Plus is currently equal to 0.50% of your Account Value. The quarterly charge will be determined by multiplying the Account Value at the end of the Account Quarter by 0.125%. (See "Appendix D - Secured Returns for Life Plus Benefit Examples.") The specific amount of the quarterly charge will be reflected on your quarterly account statement. The maximum charge you can pay for Secured Returns for Life Plus in any one Contract Year is equal to 0.50% of the highest Account Value at any point in that Contract Year.

We will continue to deduct this charge until:

●	you annuitize or

●	under the provisions of Secured Returns for Life Plus;

●	your Benefit matures;

●	your Benefit is revoked (see "Revocation of the Secured Returns for Life Plus Benefit"); or

●	your RGLB amount and your Lifetime Income Base are both reduced to zero under the WB Plan.

Cancellation of the Benefit (caused by a transfer out of the Designated Fund, a Purchase Payment allocation to a non-Designated Fund, or an assignment) will not terminate the charge, until the 7th Contract Anniversary. (See "Cancellation of the Secured Returns for Life Plus Benefit.")

Withdrawals Under the Secured Returns for Life Plus Benefit

Any withdrawals you take under Secured Returns for Life Plus will reduce the value of your Benefit under the rider. Such withdrawals affect your Benefit differently depending upon whether you are participating in the AB Plan or the WB Plan. In either case, however, a withdrawal may reduce the value of the Benefit by an amount greater than the amount of the withdrawal.

Assume you are participating in the AB Plan. Any withdrawals you make will reduce the dollar value of your Benefit under this rider proportionally to the amount withdrawn. For example, after a partial withdrawal, the new GLB amount will equal

old GLB amount	X	Account Value immediately after partial withdrawal Account Value immediately before partial withdrawal

Therefore, on your AB Maturity Date, instead of crediting your Account Value with the full amount of your Benefit, we will reduce the amount we credit proportionally to the amount withdrawn. We will also proportionally reduce your Bonus Base and any accrued bonuses using a similar calculation. (See "Appendix D - Secured Returns for Life Plus Benefit Examples.") However, as discussed in detail under "Plus 5 Program," even though the Bonus Base and accrued bonuses are calculated while you are in the AB Plan, you can benefit from any bonus amount only if you choose to participate in the WB Plan.

Assume you are participating in the WB Plan and you want to receive the full amount of your guaranteed benefit over a period of years. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year. In other words, each year, you may withdraw no more than your Maximum WB Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced by the amount of the withdrawal, but your Maximum WB Amount will remain unchanged.  In other words, you will be able to take the same maximum amount each year until your guaranteed benefit amount is completely withdrawn.

If, however, in any one Contract Year, you withdraw more than the current Maximum WB Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new RGLB amount will be the lesser of:

●	your previous RGLB amount, reduced by the amount of the withdrawal, and

●	your Account Value after the withdrawal.

Your new GLB Base will be the lesser of:

●	your previous GLB Base reduced by the amount of the withdrawal in excess of the Maximum WB Amount, and

●	your Account Value after the withdrawal.

Your new Bonus Base will be the lesser of:

●	your previous Bonus Base reduced by the amount of the withdrawal in excess of the Maximum WB Amount, and

●	your Account Value after the withdrawal.

Your new Maximum WB Amount will be 5% of your new reduced GLB Base. Going forward, this will be the maximum amount that you can withdraw annually without further reducing your Benefit.

The Maximum WB Amount is not cumulative. If you withdraw less than the Maximum WB Amount in any one Contract Year, you cannot add that unused portion to withdrawals made in future years to increase the Maximum WB Amount.

Assume you are participating in the WB Plan and you want to receive a guaranteed annual amount for the rest of your life. To maximize your guaranteed benefit, you may withdraw no more than a specified amount each year.  Under this scenario, you may withdraw no more than your Maximum WB for Life Amount. Your guaranteed benefit amount (the RGLB amount) will be reduced by the amount of such withdrawals, but your Maximum WB for Life Amount will remain unchanged. In other words, you will be able to take the same maximum amount each year as long as you are alive, subject to the other terms and conditions described herein.

If, however, in any one Contract Year, you withdraw more than the current Maximum WB for Life Amount, the dollar value of your guaranteed benefits will be reduced and the amount of each future annual guaranteed withdrawal will be less. Here is how we calculate the benefit reduction. Your new Lifetime Income Base will be the lesser of:

●	your previous Lifetime Income Base reduced by the amount of the withdrawal in excess of the Maximum WB for Life Amount, and

●	the Account Value after the withdrawal.

Your new Maximum WB for Life Amount will be determined based upon your age on the date of the first withdrawal under the WB Plan (or your age on the most recent "Step-Up Date," if later) as follows:

Your Age on the later of Date of First Withdrawal under WB Plan or Most Recent Step-Up Date	New Maximum WB for Life Amount
65 or older	5% of the new Lifetime Income Base
64 or younger	4% of the new Lifetime Income Base

The Maximum WB for Life Amount is not cumulative. That is to say, the unused portion in any Contract Year cannot be applied in future years to increase the Maximum WB for Life Amount.

In general when participating in the WB Plan, you should keep the following in mind:

●	A withdrawal in excess of the Maximum WB Amount or the Maximum WB for Life Amount might reduce or eliminate your Secured Returns for Life Plus Benefits.

●
If your Account Value drops to zero and, in the same year, you withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life Plus will terminate.

●
If your Account Value drops to zero but you did not, in the same year, withdraw more than your Maximum WB Amount or your Maximum WB for Life Amount, your benefits under Secured Returns for Life Plus will continue. However, no subsequent Purchase Payment will be accepted, no death benefit or annuity benefits will be payable, and all benefits under your Contract, except the right to continue annual withdrawals under this rider, will terminate. You will have two choices:

(1)
You could choose to receive the Maximum WB for Life Amount, if any, until you die. In that case, after your death, your beneficiary receives the Maximum WB Amount until the RGLB amount, if any, is reduced to zero; or

(2)	You (or your beneficiary if you have died) could choose to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

If you do not make a choice, we will default you to option 1.

For examples showing how withdrawals affect your benefits under the WB Plan, see "Appendix D - Secured Returns for Life Plus Benefit Examples."

Annuitization Under the WB Plan

Under the WB Plan, if your Account Value is greater than zero on the maximum Annuity Commencement Date, you may annuitize your Contract rather than receiving periodic payments under the WB plan. If no prior election to annuitize is on file with the Company, on the maximum Annuity Commencement Date you may elect to:

●	annuitize the Contract as described under "THE INCOME PHASE - ANNUITY PROVISIONS";

●	surrender your Contract;

●	receive the Maximum WB Amount each year until the RGLB amount is reduced to zero; or

●	receive the Maximum WB for Life Amount each year until an Owner dies and, thereafter, allow the beneficiary to receive the Maximum WB Amount until the RGLB amount, if any, is reduced to zero.

Regardless of whether you elect to annuitize, surrender or receive payments under the WB plan, all other Contract benefits, including the death benefit, will terminate on the Annuity Commencement Date. If you fail to make an election, we may automatically annuitize your Contract and provide a life annuity with 120 monthly payments certain.

Cancellation of the Secured Returns for Life Plus Benefit

Transfers among the Designated Funds are permitted as described under "Transfer Privilege." If, however, you transfer some or all of your Account Value out of the Designated Funds, the Secured Returns for Life Plus benefits will be automatically cancelled. Likewise, if you allocate one or more subsequent Purchase Payments to an investment option other than one of the Designated Funds, the Secured Returns for Life Plus benefits will be cancelled.

A change of ownership of the Contract may also cancel Secured Returns for Life Plus.

Once Secured Returns for Life Plus has been cancelled, it cannot be reinstated. After cancellation of the benefits, you will continue to pay the annual charge for Secured Returns for Life Plus until your 7th Contract Anniversary.

Revocation of the Secured Returns for Life Plus Benefit

Anytime after your 7th Contract Anniversary, you may revoke Secured Returns for Life Plus. Once revoked, Secured Returns for Life Plus may not be reinstated. After Secured Returns for Life Plus has been revoked, all benefits and charges will end.

Step-Up

On or after your first Contract Anniversary, you may elect to increase your guaranteed amount to your then current Account Value. Currently, this step-up election may be made on any day after your first Contract Anniversary. (We reserve the right to require step-up elections to occur only within 30 days following the first or any subsequent Contract Anniversary.)

If you are participating in the AB Plan, on the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your GLB amount and Bonus Base to an amount equal to your Account Value on the Step-Up Date, if eligible. If you elect to step-up, at least 1 full year from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

●	your current Account Value is greater than the current GLB amount, and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

If you are participating in the WB Plan on the Step-Up Date, we will step up your GLB Base, your Bonus Base, your RGLB amount, and your Lifetime Income Base to an amount equal to your Account Value on the Step-Up Date, if eligible. If you elect to step-up, at least 1 full year from the Step-Up Date must pass before you can elect another step-up.  You can only elect to step-up if:

●	your current Account Value is greater than the current GLB Base and greater than the current Lifetime Income Base, and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

For purposes of determining the above $5,000,000 limits, we reserve the right to aggregate your Account Value with the account values of all other Sun Life variable annuity contracts you own.

If you are in the AB Plan, your Step-Up Date must be at least 10 years prior to your maximum Annuity Commencement Date. If you have selected an Annuity Commencement Date that is prior to the maximum Annuity Commencement Date but is less than 10 years after your Step-Up Date, we will automatically extend your Annuity Commencement Date to equal your AB Plan Maturity Date.

Without a step-up, your benefits under the AB Plan will "mature" on the 10th Contract Anniversary (the date we credit your Account with any excess of your GLB amount over your Account Value or refund your Secured Returns for Life Plus Rider charge, i.e. the "AB Plan Maturity Date"). If you elect to step-up your GLB amount, the term of your benefits under the AB Plan will change. After you make a step-up election, your benefits under the AB Plan will mature 10 years from the Step-Up Date, unless you elect the WB Plan any time before the AB Plan matures. (See "Appendix D - Secured Returns for Life Plus Benefit Examples.") Accrued bonus amounts after step-up under the AB Plan will be equal to the greater of:

●	the accrued bonus amount before step-up less the difference between the GLB amount after and before step-up, and

●	zero.

Thus, a step-up while the AB Plan is in effect will cause a reduction in the amount of any accrued bonuses.

Following your step-up election, the rider fee will be changed to an amount equal to the Secured Returns for Life Plus fee charged on newly issued Contracts at that time. This fee may be higher than your current fee as set forth under "Cost of the Secured Returns for Life Plus Benefit." If we are no longer issuing new Contracts with the Secured Returns for Life Plus Rider, then the rider fee after the step-up will be set by us, based upon current market conditions at the time of the step-up.

If you have been receiving benefits under the WB Plan, a step-up will change your Maximum WB Amount and your Maximum WB for Life Amount. Your Step-Up Date must be a date prior to your maximum Annuity Commencement Date. After the step-up, your Maximum WB Amount will be 5% of the new GLB Base, and your Maximum WB for Life Amount will be 4% or 5% of your new Lifetime Income Base depending upon your age. If you are 65 or older on the Step-Up Date and your Maximum WB for Life Amount has been equal to 4% of your GLB Base, your Maximum WB for Life Amount will be increased to 5% of your GLB Base. Note that, if you step-up in a particular Contract Year, any withdrawals previously made in that Contract Year are applied against your new Maximum WB Amount and your new Maximum WB for Life Amount. (See "Appendix D - Secured Returns for Life Plus Benefit Examples.")

If your Benefit is under the AB Plan, at the time of step-up, you can still change to the WB Plan at a later date, subject to the applicable age restrictions described under "Guaranteed Minimum Withdrawal Benefit ('WB') Plan". (See "Appendix D - Secured Returns for Life Plus Benefit Examples.")

Subsequent Purchase Payments After a Step-Up

Under the WB Plan, any subsequent Purchase Payment will increase, by the full amount of the payment, the RGLB amount, the GLB Base, the Bonus Base, and the Lifetime Income Base, if applicable. After your fourth Contract Anniversary, if you are participating in the WB Plan, subsequent Purchase Payments are not allowed.

Under the AB Plan, after your step-up election, any subsequent Purchase Payment will increase the GLB amount and the Bonus Base under your AB Plan by a specified percentage of the subsequent Purchase Payment. The percentage guaranteed depends upon the "Step-Up Year" in which the Payment was made. (A "Step-Up Year" is the 365-day period (366, if a leap year) commencing on your Step-Up Date.) The example below illustrates how we determine the percentage guaranteed after a subsequent Purchase Payment:

Assume you purchased a Contract on July 1, 2010, and elected to step-up your Contract on October 1, 2015. Under the AB Plan that you have elected, your Benefit matures on October 1, 2025. For any subsequent Purchase Payments you make into this Contract, your GLB amount and your Bonus Base would increase by the following percentages of such Purchase Payments:

Step-Up Year	Payments Made Between	Percentage Added to the GLB amount and the Bonus Base
1	10/02/15 – 10/01/16	100%
2	10/02/16 – 10/01/17	100%
3	10/02/17 – 10/01/18	85%
4	10/02/18 – 10/01/19	85%
5	10/02/19 – 10/01/20	85%
6	10/02/20 – 10/01/21	70%
7	10/02/21 – 10/01/22	70%
8	10/02/22 – 10/01/23	70%
9	10/02/23 – 10/01/24	60%
10	10/02/24 – 10/01/25	60%

Thus, only 70% of a subsequent Purchase Payment made on October 2, 2020 would be guaranteed, whereas 85% of a subsequent Purchase Payment made on October 1, 2020 would be guaranteed. It may be to your disadvantage to make any such Purchase Payments that increase the GLB amount by less that 100% of the payment.

Renewal of the Secured Returns for Life Plus Benefit

If you elect to participate in the AB Plan and you remain in the Plan until it matures, you may elect to renew your participation in Secured Returns for Life Plus, provided that we are still offering the Benefit to new Owners. Upon renewal, the annual charge for participation in the Benefit will be extended under the terms and conditions applicable to new Owners at that time. If renewal in the Secured Returns for Life Plus Benefit is not available, or is available but you make no election to renew your participation in the Benefit, all further benefits under Secured Returns for Life Plus will be discontinued. We reserve the right to stop offering the Secured Returns for Life Plus Benefit to new Owners. If we do so, renewals will no longer be available.

Once you elect to participate in the WB Plan, you may not renew your participation in Secured Returns for Life Plus.

Refund of Secured Returns for Life Plus Charges Under the AB Plan

If your Contract remains in the AB Plan until the AB Plan Maturity Date, and the Account Value is greater than or equal to the GLB amount, then we will refund the charges you have paid for Secured Returns for Life Plus ("Refund Amount") by crediting the Refund Amount to your Account Value. The Refund Amount will be allocated to the Designated Fund in which you are invested on such AB Plan Maturity Date. No refund of the Secured Returns for Life Plus rider charges will be made if you change from the AB Plan to the WB Plan.

Death of the Owner Under the AB Plan

If you die while participating in the AB Plan, all benefits and charges under Secured Returns for Life Plus will automatically terminate when we receive Due Proof of Death, unless the surviving spouse is the sole Beneficiary and elects to continue the Contract. In that case, the surviving spouse has three options under the Contract.

(1)
The spouse can automatically continue in the AB Plan even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") The charges under Secured Returns for Life Plus will be assessed against the enhanced Account Value. The GLB amount, however, will not be reset.

(2)
The surviving spouse can elect to switch to the WB Plan; however, such election must be made prior to the earliest of annuitization, the maximum Annuity Commencement Date, and the scheduled AB Plan Maturity Date. The same WB Plan benefits will apply, except the surviving spouse will not be entitled to receive lifetime withdrawal benefits under the original optional living benefit rider.

(3)
The surviving spouse can elect to participate in a new Secured Returns for Life Plus rider on the original Contract (assuming that the rider is available to new Owners at the time of election and the surviving spouse meets certain eligibility requirements) and, thus, be eligible to receive lifetime withdrawal benefits. If the surviving spouse makes such election: (a) the rider charge will be equal to the rider charge on newly issued Contracts; (b) the GLB amount and the Bonus Base will be equal to the Account Value after the death benefit has been credited; and (c) the spouse will be enrolled in the AB Plan. If the spouse elects to switch to the WB Plan, the GLB Base and the RGLB amount will be the GLB amount on the date the spouse elected to participate in the WB Plan. The Lifetime Income Base will be the RGLB amount on:

●	the date the surviving spouse elected to participate in the WB Plan, if the spouse is age 60 or older on that date, or

●	the Contract Anniversary after the surviving spouse reaches age 59, if the spouse is 59 or younger on the date of the WB Plan election.

If the Contract is not continued by the surviving spouse following an Owner's death while participating in the AB Plan, the Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Death of the Owner Under the WB Plan

If an Owner dies while participating in the WB Plan, the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract or, alternatively, to receive the Maximum WB Amount on an annual basis until the RGLB amount has been reduced to zero. If the surviving spouse is the sole Beneficiary and elects to continue the Contract, the spouse has two additional options under the Contract:

(1)
The surviving spouse can automatically continue to participate in the WB Plan, but lifetime withdrawal benefits will not be available to the spouse. All other benefits under the WB Plan will continue, for the surviving spouse, even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.") The charges under Secured Returns for Life Plus will be assessed against the enhanced Account Value. The RGLB amount, however, will not be reset.

(2)
The surviving spouse can elect to participate in a new Secured Returns for Life Plus rider on the original contract (subject to the terms and conditions described under "Death of the Owner Under the AB Plan") and, thus, be eligible to receive lifetime withdrawal benefits.

Certain Tax Considerations

Certain tax considerations may be important to you in connection with a living benefit rider, such as Secured Returns for Life Plus. For a discussion of some of these considerations, please refer to "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" and "TAX CONSIDERATIONS - Impact of Optional Death Benefit and Optional Living Benefit Riders."

OPTIONAL LIVING BENEFIT RIDER: RETIREMENT INCOME ESCALATORSM

The following optional living benefit rider will be available starting May 5, 2008.

You may elect to participate in an optional living benefit rider known as the Retirement Income Escalator (“RIE”). The RIE provides an annual income guarantee for life.  Your income amount will not decrease, provided that your withdrawals do not exceed the guaranteed amount in any year.  In general, the longer you wait for your first withdrawal under the RIE, the larger the guaranteed annual income amount.  You may elect the RIE on or before your Issue Date. To describe how the RIE works, we use the following definitions:

RIE Coverage Date:	Your Issue Date if you are at least age 59½ at issue; otherwise, the first Contract Anniversary after you attain age 59½.

Annual Withdrawal Amount:
The total guaranteed amount available for withdrawal each Contract Year during your life, provided that you comply with certain conditions.  The Annual Withdrawal Amount is equal to your current Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. (You should be aware that certain actions you take could significantly reduce the amount of your Annual Withdrawal Amount.)

Lifetime Withdrawal Percentage:
The percentage used to calculate your Annual Withdrawal Amount. The percentage will be 5%, 6%, or 7% depending upon your age on your first withdrawal under the Contract after your RIE Coverage Date. Once determined, the percentage is set for the life of your RIE.

Withdrawal Benefit Base:	The amount used to calculate (1) your Annual Withdrawal Amount and (2) your cost for the RIE.

RIE Bonus Period
A ten-year period commencing on the RIE Coverage Date and ending on your tenth Contract Anniversary. If you “step up” your RIE (described below) during the RIE Bonus Period, the RIE Bonus Period is extended to ten years from the date of the step-up.

Bonus Base:
The amount on which bonuses are calculated.  The Bonus Base is equal to the sum of your Purchase Payments, increased by any “step-ups” (described below) and reduced proportionately by any withdrawal taken prior to your RIE Coverage Date or any excess withdrawals (see “Excess Withdrawals” under “Withdrawals Under the RIE”).

You and Your:
The terms "you" and "your" refer to the oldest Owner or the surviving spouse of the oldest Owner, as described under "Death of the Owner Under the RIE with Single-Life Coverage." In the case of a non-natural Owner, these terms refer to the oldest annuitant.

The RIE may not be appropriate for all investors. Before purchasing the RIE, you should carefully consider the following:

The RIE may be appropriate for you if you are an investor who:

●	wants a guaranteed stream of income for life without annuitizing, beginning on or after your RIE Coverage Date.
●	wants the option of joint-life coverage.
●	can defer withdrawals during your early Contract Years to increase your benefit in later years.

The RIE is inappropriate for you if you are an investor who:

●
anticipates the need for excess withdrawals (i.e., withdrawals in excess of those permitted annually under the terms of the RIE) or early withdrawals (i.e., withdrawals prior to your RIE Coverage Date).

●	wants to invest in funds other than a "Designated Fund."
●	is significantly younger than 59½ on the Issue Date (or age 63 for joint-life coverage), because RIE does not begin to accrue a bonus until you reach the RIE Coverage Date.
●	is invested in contributory plans, because the RIE prohibits any Purchase Payments after the first Contract Anniversary.

You may combine your RIE benefit with the optional death benefit rider. Upon annuitization, the RIE and any elected optional death benefit rider automatically terminate.

You may elect to participate in the RIE, provided that:

●	the rider is available for sale both in the state where the Contract is sold and in the state where the Owner resides;

●
neither the oldest Owner nor the oldest Annuitant has attained age 81 on or before the date we receive your application in good order (in the case of a non-natural Owner, the oldest Annuitant has not attained age 81 on or before that date);

●	you limit the allocation of your Purchase Payments and Account Value to one of the investment options, known as "Designated Funds," that we make available with the RIE; and

●	you do not elect any other optional living benefit rider available under your Contract.

The RIE allows you to withdraw a guaranteed amount of money each year, beginning on your RIE Coverage Date, until the death of any Owner if single-life coverage is elected (or until the death of both the Owner and the Owner's spouse if joint-life coverage is elected). Your right to take withdrawals under the RIE continues regardless of the investment performance of a Designated Fund, provided that you comply with certain requirements. The amount you can withdraw, in any one year, is 5%, 6% or 7% of your Withdrawal Benefit Base, depending upon your age on the date of your first withdrawal after your RIE Coverage Date.

In addition, if you make no withdrawals in a Contract Year during your RIE Bonus Period, we will increase your Withdrawal Benefit Base by an amount equal to 5% of your Bonus Base.  The RIE Bonus Period is a 10-year period commencing on your RIE Coverage Date (the later of your Issue Date or the first Contract Anniversary after you reach age 59½).  The period will be extended for an additional 10 years commencing on each step-up of the Withdrawal Benefit Base (see  “Step-Up Under the RIE”), provided that the step-up occurs prior to the conclusion of the current 10-year period. If you are significantly younger than 59½ at issue, you should carefully consider whether RIE is an appropriate choice in light of the possibility of a longer waiting period before the RIE bonus can begin to accrue.

If you are participating in the RIE, you may not make Purchase Payments after the first year following your Issue Date. After the first Contract Anniversary, any Purchase Payments submitted by an Owner while participating in the RIE will be treated as “Not in Good Order” and returned to the Owner, unless the Owner instructs us to terminate his participation in the RIE.

Under the RIE, you have the option of choosing between single-life coverage and joint-life coverage. These options are described in greater detail under "Joint-Life Coverage," "Death of the Owner Under the RIE with Single-Life Coverage," and "Death of the Owner Under the RIE with Joint-Life Coverage."

Determining Your Withdrawal Benefit Base

On the Issue Date, we set your Withdrawal Benefit Base equal to your initial Purchase Payment. Thereafter, your Withdrawal Benefit Base is:

●	decreased following any withdrawals you take prior to your RIE Coverage Date;

●	decreased following any withdrawals you take after your RIE Coverage Date, if such withdrawal is in excess of the Annual Withdrawal Amount at the time of the withdrawal;

●	increased by any applicable bonuses;

●	increased by any step-ups as described under "Step-Up Under the RIE"; and

●	increased by any subsequent Purchase Payments you make during the first year following the Issue Date.

Determining Your Annual Withdrawal Amount

Your Annual Withdrawal Amount is calculated when you make your first withdrawal after your RIE Coverage Date.  It is a set percentage of your Withdrawal Benefit Base.  This percentage, known as the Lifetime Withdrawal Percentage, is determined based upon your age at that time, as follows:

Your Age on the Date of the First Withdrawal After Your RIE Coverage Date*	Lifetime Withdrawal Percentage

59½ - 69	5%
70 - 79	6%
80 – or older	7%
                        *If you elected joint-life coverage, the age ranges are based upon the age of the younger spouse as described under “Joint-Life Coverage.”

Once set, your Lifetime Withdrawal Percentage will remain the same for the life of your RIE.  Your Annual Withdrawal Amount equals your Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage. Therefore, if your Withdrawal Benefit Base changes after your Annual Withdrawal Amount is determined, your Annual Withdrawal Amount will also change.  The new Annual Withdrawal Amount will be effective on the next Contract Anniversary and, at that time, will reflect any increases caused by a step-up or a bonus that took place during the prior Contract Year and any decreases caused by excess withdrawals (described below) that were taken during the prior Contract Year. The new Annual Withdrawal Amount will be in effect for all subsequent Contract Years, unless and until there is a further change in your Withdrawal Benefit Base.

How the RIE Works

Each Contract Year, beginning on your RIE Coverage Date, you can take withdrawals totaling up to the amount of your Annual Withdrawal Amount, subject to the terms and conditions discussed below.  Even if your Account Value is reduced to zero, as long as your Withdrawal Benefit Base is greater than zero, you can withdraw up to your Annual Withdrawal Amount every year of your life unless you choose to cancel the RIE.

If you defer taking any withdrawals in a Contract Year during the RIE Bonus Period, your Withdrawal Benefit Base will be increased by an amount equal to 5% of your Bonus Base, thereby increasing your Annual Withdrawal Amount.  In this way, if you defer taking withdrawals during your early Contract Years, you will be able to take larger withdrawals in later Contract Years. Your Annual Withdrawal Amount is not, however, cumulative:  any unused portion of your Annual Withdrawal Amount in any Contract Year cannot be applied to a future year. Note that if you are significantly younger than 59½ at issue, you should carefully consider whether RIE is an appropriate choice in light of the possibility of a longer waiting period before the RIE bonus can begin to accrue.

Note that the timing and amount of your withdrawals may significantly decrease your total RIE, as described further under "Withdrawals Under the RIE."  Note also that investing in any Fund, other than a "Designated Fund," will cancel the RIE, as described under "Cancellation of the RIE."

Here is an example of how the RIE works:

Assume that you are age 57 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in the RIE with single-life coverage. (If you selected joint-life coverage the numbers shown in the example could be different.) Your Withdrawal Benefit Base and your Bonus Base are each set equal to your initial Purchase Payment on your Issue Date.  Because you have not reached age 59½ prior to your Issue Date, your RIE Coverage Date will be the first Contract Anniversary after you attain age 59½.  Beginning on your RIE Coverage Date, you can withdraw up to your Annual Withdrawal Amount each Contract Year without reducing your Withdrawal Benefit Base.  Your Annual Withdrawal Amount beginning at your RIE Coverage Date is 5% of your Withdrawal Benefit Base.

Your Withdrawal Benefit Base will increase by 5% of your Bonus Base each Contract Year in which you do not take a withdrawal beginning with your RIE Coverage Date.  (For convenience, assume that the investment performance on your underlying investments remains neutral throughout the life of your Contract, except for Contract Year 2.)

Assume that, because of good investment performance of the Designated Funds during Contract Year 2, your Account Value has grown to $125,000 by the beginning of Contract Year 3.  Your Contract is, therefore, eligible for an automatic step-up of its Withdrawal Benefit Base and Bonus Base.  Assume that we have not increased the percentage used to calculate the RIE fee on newly issued Contracts; therefore we will step up your Withdrawal Benefit Base and your Bonus Base to $125,000.  Your new Annual Withdrawal Amount will be 5% of your new Withdrawal Benefit Base, or $6,250.  Going forward, your new Bonus Base will be $125,000, unless increased by another step-up or reduced by an excess withdrawal, and your RIE Bonus Period will now end on your 12th Contract Anniversary (i.e., ten years after the step-up).

Contract Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals

1	$100,000	$100,000	$100,000	$0	0
2	$100,000	$100,000	$100,000	$0	0
3	$125,000	$125,000	$125,000	$6,250	0

Assume you take your first withdrawal when you are age 63 in Contract Year 7.  Using the above chart, we set your Lifetime Withdrawal Percentage at 5%.  Your Annual Withdrawal Amount will be equal to 5% of your Withdrawal Benefit Base. You can begin withdrawing up to $7,500 each Contract Year without reducing your Withdrawal Benefit Base, as shown in the following table:

4	$125,000	$131,250	$125,000	$6,563	0
5	$125,000	$137,500	$125,000	$6,875	0
6	$125,000	$143,750	$125,000	$7,188	0
7	$125,000	$150,000	$125,000	$7,500	$7,500
8	$117,500	$150,000	$125,000	$7,500	$7,500

Assume in Contract Year 9, you decide to defer taking a withdrawal.  Your Withdrawal Benefit Base will increase by 5% of your Bonus Base. Your new Annual Withdrawal Amount will be set equal to 5% of your new Withdrawal Benefit Base, as shown below:

9	$110,000	$150,000	$125,000	$7,500	0
10	$110,000	$156,250	$125,000	$7,813	$7,813
11	$102,188	$156,250	$125,000	$7,813	$7,813
12	$94,375	$156,250	$125,000	$7,813	$7,813
13	$86,563	$156,250	$125,000	$7,813	$7,813
14	$78,750	$156,250	$125,000	$7,813	$7,813

There is no way to know for certain whether forgoing income in one or more years will increase or decrease the total income paid to the Owner over the life of the annuity.  Generally speaking, not taking income in a year will increase the Annual Withdrawal Amount due to the bonus and the potential for step-ups.  Therefore, not taking income in one or more years will mean that the Owner will take income in fewer years, but will be entitled to more income in those years.

The total lifetime payments to the Owner could be more or less depending upon investment performance over the life of the Contract and the age to which the Owner lives.  Better investment performance and a longer life span generally make it advantageous to forgo the Annual Withdrawal Amount in a limited number of years.

In general the Company’s risk is greater when the Owner takes the Annual Withdrawal Amount each year beginning on the RIE Coverage Date.

Withdrawals Under the RIE

     Withdrawals After the RIE Coverage Date

Starting on your RIE Coverage Date, you may take withdrawals totaling up to your Annual Withdrawal Amount each Contract Year without reducing your Withdrawal Benefit Base.  These withdrawals will reduce your Account Value by the amount of the withdrawal, but will not change your Withdrawal Benefit Base.

Above is an example of withdrawals taken after your RIE Coverage Date.  Because they do not exceed your Annual Withdrawal Amount, the withdrawals do not reduce your Withdrawal Benefit Base or your Annual Withdrawal Amount.

     Excess Withdrawals

If you take a withdrawal that exceeds your Annual Withdrawal Amount (or your Required Minimum Distribution Amount, if higher), your Withdrawal Benefit Base and your Bonus Base will be reduced proportionately by the excess amount of the withdrawal.  In other words, after an “excess withdrawal,” your Bonus Base and your Withdrawal Benefit Base will be reduced according to the following formulae:

Your new Bonus Base	=	A x	(	C	)
D - E

Your new Withdrawal	=	B x	(	C	)
Benefit Base				D - E

Where:
	A =	Your Bonus Base immediately prior to the excess withdrawal.

	B =	Your Withdrawal Benefit Base immediately prior to the excess withdrawal.

	C =	Your Account Value immediately after the excess withdrawal.

	D =	Your Account Value immediately prior to the excess withdrawal.

	E =	Your Annual Withdrawal Amount minus any prior partial withdrawals taken during the current Contract Year.

Using the facts of the above example, assume that in Contract Year 7, you take two withdrawals: a $4,000 withdrawal followed by a $6,000 withdrawal.  Your first withdrawal reduces your Account Value to $121,000 but does not affect your Bonus Base because it is not in excess of your Annual Withdrawal Amount. Your second withdrawal (when combined with the first) is in excess of your $7,500 Annual Withdrawal Amount.  After your second withdrawal, your Bonus Base and your Withdrawal Benefit Base will be reduced as follows:

Your new Bonus Base	=	125,000	x	121,000 – 6,000
				121,000 – (7,500 – 4,000)

	=	125,000	x	115,000
				117,500

	=	125,000	x	0.97872

	=	122,340

Your new Withdrawal
Benefit Base	=	150,000	x	121,000 – 6,000
				121,000 – (7,500 – 4,000)

	=	150,000	x	115,000
				117,500

	=	150,000	x	0.97872

	=	146,809

Going forward, your new Annual Withdrawal Amount will be reduced to 5% of your new Withdrawal Benefit Base or $7,340.

You should be aware that, if your Account Value is less than the Withdrawal Benefit Base at the time an excess withdrawal is taken (as in the above example), then your Withdrawal Benefit Base and your Bonus Benefit Base will be reduced by an amount equal to or more than the excess amount withdrawn.  Thus, excess withdrawals taken in a down market could severely reduce your RIE.

     Withdrawals Prior to the RIE Coverage Date (Early Withdrawals)

All withdrawals taken prior to your RIE Coverage Date will be treated as “early withdrawals” and your Bonus Base and your Withdrawal Benefit Base will be reduced proportionately to the amount of the withdrawal.  In other words, your Bonus Base and your Withdrawal Benefit Base will be reduced by the following formulae:

Your new Bonus Base	=	W x	(	Y	)
Z

Your new Withdrawal	=	X x	(	Y	)
Benefit Base				Z

Where:
	W =	Your Bonus Base immediately prior to the early withdrawal.

	X =	Your Withdrawal Benefit Base immediately prior to the early withdrawal.

	Y =	Your Account Value immediately after the early withdrawal.

	Z =	Your Account Value immediately prior to the early withdrawal.

Assume that you are age 45 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in the RIE with single-life coverage. (If you selected joint-life coverage the number shown in the example could be different.)  Your Withdrawal Benefit Base and your Bonus Base are each set equal to your initial Purchase Payment on your Issue Date.  Your Withdrawal Benefit Base will not increase by 5% of your Bonus Base until you reach your RIE Coverage Date.  Your RIE Coverage Date will not occur until your 15th Contract Anniversary (the first Contract Anniversary after you reach age 59½).  Any withdrawals you take prior to that time will be “early withdrawals.”

Assume that because of good investment performance of the Designated Fund during Contract Year 2, your Account Value has grown to $125,000 by the beginning of Contract Year 3. Your Contract is therefore eligible for an automatic step-up of its Withdrawal Benefit Base and Bonus Base. Assume that we have not increase the percentage used to calculate the RIE fee on newly issued Contracts; therefore we will step-up your Withdrawal Benefit Base and your Bonus Base to $125,000.

Assume that, in your Contract Year 7, you withdraw $10,000. Because you are age 51 (and younger that age 59½), this is an early withdrawal.
Contract Year	Account Value	Withdrawal Benefit Base	Bonus Base		Annual Withdrawal Amount	Withdrawals

1	$100,000	$100,000	$100,000		$0	0
2	$100,000	$100,000	$100,000		$0	0
3	$125,000	$125,000	$125,000		$0	0
4	$125,000	$125,000	$125,000		$0	0
5	$125,000	$125,000	$125,000		$0	0
6	$125,000	$125,000	$125,000		$0	0
7	$125,000	$125,000	$125,000		$0	$10,000
At this point, your Bonus Base and your Withdrawal Benefit Base will be recalculated as follows:
Your new Bonus Base		=	125,000	x	125,000 – 10,000
					125,000

		=	125,000	x	115,000
					125,000

		=	125,000	x	0.92000

		=	115,000

Your new Withdrawal
Benefit Base		=	125,000	x	125,000 –10,000
					125,000

		=	125,000	x	115,000
					125,000

		=	125,000	x	0.92000

		=	115,000

Your Annual Withdrawal Amount will still be $0 because you have not reached your RIE Coverage Date.  You will be eligible to begin taking your Annual Withdrawals without decreasing your Withdrawal Benefit Base beginning on your RIE Coverage Date.

You should be aware that early withdrawals could severely reduce (or even exhaust) your RIE.

In addition to reducing your RIE, any withdrawal before you reach age 59½ could have adverse tax consequences. You should consult a qualified tax professional for more information.

     Depleting Your Account Value

If your Account Value is reduced to zero as a result of an "excess withdrawal" or an "early withdrawal" (as described above), your Withdrawal Benefit Base will also be reduced to zero. Therefore, your Contract, as well as your RIE, will end.

If, on the other hand, your Account Value is reduced to zero through any combination of poor investment performance of the Designated Fund, Contract charges, and withdrawals other than excess or early withdrawals, your Withdrawal Benefit Base will not be reduced. Your Contract will therefore end, but your RIE will continue.  That is to say, regardless of your age on the day the Account Value is reduced to zero, you will be entitled to receive your Annual Withdrawal Amount each year for as long as you live.

Cost of the RIE

If you elect the RIE, we will deduct a quarterly fee from your Account Value ("RIE Fee"). The RIE Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter. The RIE Fee will be a percentage of your Withdrawal Benefit Base.  This percentage will equal 0.1875% of your Withdrawal Benefit Base on the last day of the Account Quarter, if you elected single-life coverage (0.2375% for joint-life coverage).  The maximum RIE Fee you can pay in any one Contract Year is equal to 0.75% of the highest Withdrawal Benefit Base at any point in that Contract Year, if you elected single-life coverage (0.95% for joint-life coverage).

Your RIE Fee will not change during an Contract Year, unless you take one of the following specific actions:

●	If you make an additional Purchase Payment during your first Contract Year, you will increase your Withdrawal Benefit Base and thus your RIE Fee.

●	If you make a withdrawal before your RIE Coverage Date or a withdrawal in excess of your Annual Withdrawal Amount, you will decrease your Withdrawal Benefit Base and thus your RIE Fee.

The investment performance of the Designated Fund will not affect your RIE Fee during an Contract Year.  However, as explained under "Step-Up Under the RIE," favorable investment performance may cause the Withdrawal Benefit Base to increase on an Contract Anniversary.  That would also increase your RIE Fee.

We will continue to deduct the RIE Fee until you annuitize your Contract, your Account Value reduces to zero, or your RIE is terminated or cancelled as described under "Cancellation of the RIE".

We reserve the right to make special offers from time to time.  Specifically, we reserve the right to waive the RIE Fee for a limited period on newly issued Contracts. The same waiver would apply to all Contracts issued while we are making the special offer.

Step-Up Under the RIE

Regardless of your age on the Issue Date, on each Contract Anniversary prior to your maximum Annuity Commencement Date, we will automatically step-up your Withdrawal Benefit Base and your Bonus Base each to equal your Account Value, provided that certain requirements are satisfied.  First, you must meet certain eligibility requirements:

●
Your Account Value must equal no more than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

●	Your Account Value must be greater than your current Withdrawal Benefit Base, adjusted for any 5% bonus increases.

Note that we have reserved the right to add another requirement for eligibility. We have reserved the right to only allow step-ups if your money is invested in a Fund that is a Designated Fund for newly issued contracts. (See "Designated Funds.")

If you satisfy the eligibility requirements, then we consider whether market conditions have caused us to increase the percentage used to calculate the RIE Fee on newly issued Contracts.  If we are no longer issuing Contracts with the RIE rider then the percentage we use to calculate your RIE Fee will be set based upon current market conditions at that time.

●	If we have not had to increase the percentage as described above, the percentage we use to calculate your RIE will remain unchanged and we will automatically step-up your Withdrawal Benefit Base.

●
If we have had to increase the percentage as described above, we offer you the opportunity to step-up at the higher percentage.  In this case, your prior written consent is required to accept the higher percentage used to calculate your RIE Fee and step-up your Withdrawal Benefit Base. If you do not consent to the step-up and higher percentage, the step-up will not be implemented and all subsequent step-ups under your RIE will also be suspended.  You may thereafter submit an election form to us, however, to consent to the higher percentage and reactivate subsequent automatic step-ups.

After a step-up, your Annual Withdrawal Amount will be equal to your new Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage.  Here is an example of how we calculate a step-up under the RIE:

Assume that you are age 60 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in the RIE with single-life coverage. (If you selected joint-life coverage the numbers shown in the example could be different.)  Assume that, because of good investment performance of the Designated Fund during Contract Year 2, your Account Value has grown to $125,000 by the beginning of Contract Year 3.  Your Contract is, therefore, eligible for an automatic step-up of its Withdrawal Benefit Base and Bonus Base.  Assume that we have not increased the percentage used to calculate the RIE fee on newly issued Contracts; therefore we will step up your Withdrawal Benefit Base and your Bonus Base to $125,000.  Your new Annual Withdrawal Amount will be 5% of your new Withdrawal Benefit Base, or $6,250.

Contract Year	Account Value	Withdrawal Benefit Base	Bonus Base	Annual Withdrawal Amount	Withdrawals

1	$100,000	$100,000	$100,000	$5,000	0
2	$100,000	$105,000	$100,000	$5,250	0
3	$125,000	$125,000	$125,000	$6,250	0
4	$125,000	$131,250	$125,000	$6,563	0
5	$125,000	$137,500	$125,000	$6,875	0
6	$125,000	$143,750	$125,000	$7,188	0
7	$125,000	$150,000	$125,000	$7,500	0

Going forward, your new Bonus Base will be $125,000, unless increased by another step-up or reduced by an excess withdrawal, and your RIE Bonus Period will now end on your 12th Contract Anniversary (i.e., ten years after the step-up).

Designated Funds

To participate in the RIE, all of your Account Value must be invested in a "Designated Fund" at all times during the term of the RIE. (The “term” of the RIE is for life, unless your Withdrawal Benefit Base is reduced to zero or your RIE is terminated or cancelled as described under "Cancellation of the RIE," "Depleting Your Account Value," and "Annuitization Under the RIE.") Only the following Funds, dollar-cost averaging program options, and asset allocation models currently qualify as "Designated Funds":

Asset Allocation Models	Funds
Conservative Asset Allocation	Fidelity VIP Freedom 2010 Portfolio Service - Class 2
Conservative Moderate Asset Allocation	Fidelity VIP Freedom 2015 Portfolio Service - Class 2
Moderate Asset Allocation	Fidelity VIP Freedom 2020 Portfolio Service - Class 2
Moderate Aggressive Asset Allocation	Fidelity VIP Balanced Portfolio - Service Class 2
90/10 Masters Model	MFS® Total Return Portfolio - S Class
Build Your Portfolio	Oppenheimer Balanced Fund/VA - Service Shares
AllianceBernstein VPS Balanced Wealth Strategy Fund
Dollar-Cost Averaging Program Options	Van Kampen UIF Equity & Income Portfolio II
6-Month DCA Guarantee Option	Franklin Templeton VIP Founding Funds Allocation Fund
12-Month DCA Guarantee Option

One of the asset allocation models that qualifies as a Designated Fund is the portfolio model that applies to our "build your portfolio" program. That portfolio model and the "build your portfolio" program are described in "BUILD YOUR PORTFOLIO" and in "APPENDIX E -- BUILD YOUR PORTFOLIO."

We reserve the right to declare that a particular Fund no longer qualifies as a Designated Fund.  If you are invested in a Designated Fund at the time we declare the Fund no longer to be a Designated Fund, your Account Value can remain in that Fund without canceling your participation in a living benefit. However, any transfers or future Purchase Payments may only be allocated to a Fund that is declared by us to be a Designated Fund at the time of the transaction.  If you are invested in a Fund that has been declared by us to no longer be a Designated Fund, you must first transfer your Account Value from that Fund into a current Designated Fund if you want to make subsequent Purchase Payments. (Note that subsequent Purchase Payments can only be made during the first Contract Year.) We also reserve the right to close Funds to new Contracts. We will, however, revise the prospectus to give notice to prospective investors of the closing of any Fund.  If a Designated Fund is closed to new Contracts, any current Account Value may remain in that Fund and future transfers and Purchase Payments to that Fund are permissible, as long as the Fund is still declared by us to be a Designated Fund.

Note that we have reserved the right to allow step-ups only if your Account Value is invested in a Fund that has been declared by us to be a Designated Fund.  In such case, if you are invested in a Fund that has been declared by us no longer to be a Designated Fund, you may have to transfer into a current Designated Fund before a step-up can occur. If you decide not to transfer into a current Designated Fund and forgo step-up, then your living benefit rider will continue with all of the benefits except for step-up.

Joint-Life Coverage

On the Issue Date, you have the option of electing the RIE with single-life coverage or, for a higher RIE Fee, with joint-life coverage. Once you make the election, you cannot switch between joint-life and single-life coverage, regardless of any change in life events. Joint-life coverage is not available if you are unmarried on the Issue Date.

Joint-life coverage can be elected on an individually-owned Contract or on a co-owned Contract. On an individually-owned Contract, joint-life coverage is available only if your spouse is the sole beneficiary on the Issue Date and remains the sole beneficiary while the RIE is in effect.  On a co-owned contract, joint-life coverage is available only if you and your spouse are the only co-owners on the Issue Date and remain so while the RIE is in effect.  Whereas single-life coverage provides annual withdrawals under the RIE only until any Owner dies, joint-life coverage provides annual withdrawals under the RIE for as long as either you or your spouse is alive. (Note, however, upon the death of a spouse, the Contract, (including the RIE) ends.  To take annual withdrawals under the RIE’s joint-life feature after the death of a spouse, the surviving spouse must first elect to continue the Contract through the “Spousal Continuance” provision.)  See also “Death of the Owner Under the RIE with Joint-Life Coverage.”

If you have elected joint-life coverage, the RIE Coverage Date will be your Issue Date if the younger spouse is at least age 63 on the Issue Date, and will be the first Contract Anniversary after the younger spouse attains (or would have attained) age 63 if the younger spouse is less than age 63 on the Issue Date. (For purposes of joint-life coverage, the younger spouse refers to the person who was the younger spouse on the Issue Date, even if that person has died or is no longer married to the person who was his or her spouse on the Issue Date.)  Thus, “early withdrawals” will be determined based upon this definition of your RIE Coverage Date.  Your Lifetime Withdrawal Percentage will be determined based on the age that the younger spouse is (or would have been) on the date of the first withdrawal under the Contract after the RIE Coverage Date, as follows:

Age of Younger Spouse on Date of the First Withdrawal After Your RIE Coverage Date*	Lifetime Withdrawal Percentage

63 - 74	5%
75 - 79	6%
80 or older	7%
                 *These age ranges will be different if you elected single-life coverage.

Once set, your Lifetime Withdrawal Percentage will remain the same for the life of your RIE.  Your Annual Withdrawal Amount equals your Withdrawal Benefit Base multiplied by your Lifetime Withdrawal Percentage.

The two spouses on the Issue Date are the only two people covered under the joint-life feature.  If an Owner remarries, the new spouse is not covered under the joint-life feature.  Therefore, if the spouse on the Issue Date is no longer your spouse, the RIE benefits continue for your life and, when you die, annual withdrawals are no longer available.  Note that when you elect joint-life coverage you also elect the higher joint-life fee.  That fee will not change as long as the RIE is in effect, regardless of any change in life events.

If one spouse is significantly younger than the other spouse, you should carefully consider whether joint-life coverage is an appropriate choice in light of the possibility of a longer waiting period before withdrawals under the RIE can be made and in light of the higher fee for joint-life coverage.

Under joint-life coverage, after the younger spouse reaches age 63, we will increase your Withdrawal Benefit Base by an amount equal to 5% of your Bonus Base if you make no withdrawals during the preceding Contract Year.

Joint-life coverage may not be available on all Contracts.

Cancellation of the RIE

Should you decide that the RIE is no longer appropriate for you, you may cancel the RIE at any time.  Upon cancellation, all benefits and charges under the RIE shall cease. Once cancelled, the RIE cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under "Transfer Privilege," the RIE will be cancelled automatically:

●	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

●	if any portion of Account Value maintained in a Designated Fund is transferred into an investment option other than a Designated Fund.

A change of ownership of the Contract may also cancel your RIE.

Death of the Owner Under the RIE with Single-Life Coverage

If you selected single-life coverage, the RIE terminates on the death of any Owner and the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. If your surviving spouse is the sole Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new RIE rider on the original Contract (assuming that at the time of election the RIE is available to new Owners and your surviving spouse meets certain eligibility requirements).  If the surviving spouse makes such election:

●	the new Account Value and the new Withdrawal Benefit Base will both be set equal to the Death Benefit amount; and

●	the new RIE Fee will be set by us based on market conditions at the time and may be higher than the current RIE Fee.

Death of the Owner Under the RIE with Joint-Life Coverage

If the surviving spouse on the Death Benefit Date was not the spouse of an Owner on the original Contract’s Issue Date, then this section does not apply, even if joint-life coverage was elected.  In such case, if an Owner dies while participating in the RIE, the provisions of the section titled “Death of the Owner Under the RIE with Single-Life Coverage” will apply.

If you purchased joint-life coverage and one of the Owners dies, the RIE will continue, provided that the surviving spouse, as the sole beneficiary, continues the Contract.  In such case:

●	the new Account Value will be equal to the Death Benefit;

●	the RIE Fee for the joint-life coverage option will continue for the surviving spouse as it was immediately prior to the death of the Owner;

●	the Withdrawal Benefit Base will remain unchanged until the next Contract Anniversary when a step-up could apply due to an increase in Account Value (see "Step-Up Under the RIE");

●
if withdrawals under the RIE have not yet begun, the Lifetime Withdrawal Percentage will be based on the age the younger spouse attains (or would have attained) on the date of the first withdrawal after the RIE Coverage Date;

●	if withdrawals under the RIE have already begun, the Lifetime Withdrawal Percentage will not change; and

●	the RIE Bonus Period will continue unchanged from the original contract.

At the death of the surviving spouse, the Contract, including the RIE, will terminate.

If you purchased joint-life coverage and the deceased Owner's surviving spouse does not continue the Contract, your Beneficiary may elect any available option under the Death Benefit provisions of the Contract.

Annuitization Under the RIE

Under the terms of the RIE, if your Account Value is greater than zero on your maximum Annuity Commencement Date, you may elect to:

(1)	surrender your Contract and receive your Cash Surrender Value,

(2)	annuitize your Account Value under one of the then currently available Annuity Options, or

(3)
annuitize your remaining Account Value as a single-life annuity (or a joint-life annuity, if joint-life coverage was elected at issue and is still eligible) with an annualized annuity payment of not less than your then current Annual Withdrawal Amount.

If you make no election, we will default your choice to option 3.

If your Account Value has been reduced to zero (other than as a result of an "early withdrawal" or an "excess withdrawal"), and your Withdrawal Benefit Base is greater than zero on or before your maximum Annuity Commencement Date, you will receive your full Annual Withdrawal Amount until you die. For a more complete discussion of this, see "Depleting Your Account Value."

Certain Tax Considerations

Certain tax considerations may be important to you in connection with a living benefit rider, such as the RIE. For a discussion of some of these considerations, please refer to "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" and "TAX CONSIDERATIONS - Impact of Optional Death Benefit and Optional Living Benefit Riders."

OPTIONAL LIVING BENEFIT RIDER: Income ON DemandSM BENEFIT

The following optional living benefit rider will be available starting May 5, 2008.

On or before the Issue Date, you may elect to participate in an optional living benefit rider known as the Income ON Demand Benefit (the "Income ON Demand Benefit" or "Income ON Demand Rider"). To describe how the Income ON Demand Benefit works, we use the following definitions:

Income ON Demand Coverage Date:	Your Issue Date if you are at least age 59½ at issue, otherwise the first Contract Anniversary following your 59th birthday.

Annual Income Amount:	The amount added to your Stored Income Balance on each Contract Anniversary beginning on the Income ON Demand Coverage Date; it is equal to 5% of your Income Benefit Base on the date of crediting.

Stored Income Balance:	The amount you may withdraw at any time after age 59½ without reducing the Benefit.

Income Benefit Base:	The amount used to calculate your Annual Income Amount and your cost for the Income ON Demand Benefit.

You and Your:
The terms "you" and "your" refer to the oldest Owner or the surviving spouse of the oldest Owner, as described under "Death of the Owner Under the Income ON Demand Benefit." In the case of a non-natural Owner, these terms refer to the oldest annuitant.

The Income ON Demand Benefit may not be appropriate for all investors. Before purchasing the Income ON Demand Benefit, you should carefully consider the following:

The Income ON Demand Benefit may be appropriate for investors who:

●	want a steady stream of income for life beginning at age 59½.
●	want to store income for later years, rather than having to take a specified percentage every year.
●	can wait until age 59½ to begin receiving that income.

The Income ON Demand Benefit may be inappropriate for investors who:

●
anticipate the need for excess withdrawals (i.e., withdrawals in excess of those permitted annually under the terms of the Income ON Demand Benefit) or early withdrawals (i.e., withdrawals prior to age 59½).

●	want to invest in funds other than a "Designated Fund."
●	are significantly younger than 59½ on the Issue Date, because the Income ON Demand Benefit does not begin to accrue lifetime benefits until you are age 59½.
●	are invested in contributory plans, because the Income ON Demand Benefit prohibits any Purchase Payments after the first Contract Anniversary.

You may combine your Income ON Demand Benefit with the optional death benefit rider.  Upon annuitization, Income ON Demand and any elected optional death benefit rider automatically terminate.

You may elect to participate in the Income ON Demand Benefit, provided that:

●	the rider is available for sale both in the state where the Contract is sold, and in the state where the Owner resides;

●
neither the oldest Owner nor the oldest Annuitant has attained age 81 on or before the date we receive your application in good order (in the case of a non-natural Owner, the oldest Annuitant has not attained age 81 on or before that date);

●	you limit the allocation of your Purchase Payments and Account Value to the investment options, known as "Designated Funds," that we make available with the Income ON Demand Benefit; and

●	you do not elect any other optional living benefit rider available under your Contract.

The Income ON Demand Benefit allows you to withdraw a guaranteed amount each year, beginning at age 59½, until the death of any Owner, regardless of the investment performance of the Designated Funds, provided that you comply with certain requirements. The amount you can withdraw, in any one year, is based on 5% of your Income Benefit Base. Any amount that you do not withdraw in a given year will be stored in the Stored Income Balance and can be used for later withdrawals. The amount you can withdraw each year can be increased or decreased as described under "Determining Your Stored Income Balance."

In addition, if you make no withdrawals during the first 10 Contract Years, regardless of your age on the Issue Date, we will credit to your Account Value an amount equal to the excess, if any, of your total Purchase Payments over your then Account Value. If you are participating in the Income ON Demand Benefit, you may not make Purchase Payments after the first year following your Issue Date.  After the first Contract Anniversary, any Purchase Payments submitted by an Owner while participating in Income ON Demand Benefit will be treated as “Not in Good Order” and returned to the Owner, unless the Owner instructs us to terminate his participation in the rider.

Determining Your Income Benefit Base

On the Issue Date, we set your Income Benefit Base equal to your initial Purchase Payment. Thereafter, your Income Benefit Base is:

●	decreased following any withdrawals you take prior to becoming age 59½;

●	decreased following any withdrawals you take after becoming age 59½, if such withdrawal is in excess of the Stored Income Balance at the time of the withdrawal;

●	increased by any step-ups as described under "Step-Up Under the Income ON Demand Benefit";

●
increased to the extent you exercise your one-time option to use any amount of your Stored Income Balance to increase your Income Benefit Base, as described under "How the Income ON Demand Benefit Works"; and

●	increased by any subsequent Purchase Payments you make during the first year following the Issue Date.

Determining Your Stored Income Balance

On the Income ON Demand Coverage Date, your Stored Income Balance will equal your Annual Income Amount (i.e., 5% of your Income Benefit Base on that Date). After the initial Stored Income Balance has been set, your Stored Income Balance:

●	increases by 5% of any subsequent Purchase Payments you make during the first year following the Issue Date,

●	increases on each Contract Anniversary by the amount of your Annual Income Amount determined on that Anniversary,

●	decreases by the amount of any withdrawals you take, and

●	decreases by the amount you use in exercising your "one-time" option to increase your Income Benefit Base (described under "How the Income ON Demand Benefit Works").

How the Income ON Demand Benefit Works

Under the terms of the Income ON Demand Benefit, you can take withdrawals up to the amount of your Stored Income Balance at any time, subject to the terms and conditions discussed below. If your Account Value is reduced to zero, as long as your Income Benefit Base is greater than zero, you will receive an amount equal to your Annual Income Amount every year of your life unless you choose to cancel the Rider. Although your Stored Income Balance will begin accumulating on the Income ON Demand Coverage Date, you may not begin withdrawing your Stored Income Balance until you are at least age 59½ without reducing your Income Benefit Base. You can continue to withdraw your Stored Income Balance until your Annuity Commencement Date.

Note that the timing and amount of your withdrawals may significantly decrease your total Income ON Demand Benefit, as described further under "Withdrawals Under the Income ON Demand Benefit" and "Tenth-Year Credit." Note also that investing in any Fund, other than a "Designated Fund," will cancel the Income ON Demand Benefit as described under "Cancellation of the Income ON Demand Benefit."

Your Stored Income Balance can be used in two ways. You can withdraw all or a portion of your Stored Income Balance through partial withdrawals, or you can use all or a portion of your Stored Income Balance to effect a "one-time" increase of your Income Benefit Base.

Withdrawals from your Stored Income Balance can be taken at any time after age 59½ without affecting your Income Benefit Base. If, at any time after age 59½ and prior to your Annuity Commencement Date, you make a withdrawal that does not exceed your Stored Income Balance, your Stored Income Balance will be decreased by the amount withdrawn.

You also have the option to use all or a portion of your Stored Income Balance to increase your Income Benefit Base. This option allows you to increase your future Annual Income Amount. This option may be exercised only once and must occur prior to your Annuity Commencement Date and prior to the later of your tenth Contract Anniversary and the Contract Anniversary following your 70th birthday. If you choose to use any portion of your Stored Income Balance to increase your Income Benefit Base:

●	your Stored Income Balance will be decreased by the amount used;

●	the amount of Stored Income Balance used will be added to your Income Benefit Base; and

●	your Annual Income Amount will be reset on your next Contract Anniversary to equal 5% of the then Income Benefit Base.

After you exercise this "one-time" option, your new Annual Income Amount will be added to your Stored Income Balance on each Contract Anniversary, unless and until there is another occurrence (as noted in this section) that changes your Annual Income Amount.

Here is an example of how the Income ON Demand Benefit works.

Assume that you are age 60 when your Contract is issued with an initial Purchase Payment of $100,000. Assume you elected to participate in the Income ON Demand Benefit. Your Income Benefit Base is equal to your initial Purchase Payment on your Issue Date. Your Annual Income Amount is $5,000 (5% of your Income Benefit Base). Therefore, $5,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Withdrawals Taken)

1	$5,000	→	$5,000
2	$5,000	→	$10,000
3	$5,000	→	$15,000
4	$5,000	→	$20,000
5	$5,000	→	$25,000
6	$5,000	→	$30,000
7	$5,000	→	$35,000
8	$5,000	→	$40,000
9	$5,000	→	$45,000
10	$5,000	→	$50,000

Assume that, immediately prior to your tenth Contract Anniversary, you decide to use the full amount of your Stored Income Balance ($50,000) to increase your Income Benefit Base. Your Income Benefit Base will be increased to $150,000. Your Annual Income Amount will be $7,500 (5% of your Income Benefit Base). Therefore $7,500 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Withdrawals Taken)

11	$7,500	→	$7,500
12	$7,500	→	$15,000
13	$7,500	→	$22,500
14	$7,500	→	$30,000
15	$7,500	→	$37,500

Assume instead that you decide to take a lump sum withdrawal of $50,000, thus depleting your Stored Income Balance. Your Income Benefit Base will remain at $100,000. Your Annual Income Amount remains at $5,000 (5% of your Income Benefit Base). Therefore $5,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$5,000	→	$5,000
12	$5,000	→	$10,000
13	$5,000	→	$15,000
14	$5,000	→	$20,000
15	$5,000	→	$25,000

Withdrawals Under the Income ON Demand Benefit

     Withdrawals After Age 59½

Starting at age 59½, you may take annual withdrawals up to your Stored Income Balance without affecting your Income ON Demand Benefit. These withdrawals will reduce your Stored Income Balance by the full amount of the withdrawal, but will not change your Income Benefit Base.

Here is an example of a partial withdrawal that does not exceed your Stored Income Balance.

Using the facts of the first example, assume that, immediately prior to your tenth Contract Anniversary, you decide to take a lump sum withdrawal of $30,000 from the $50,000 in your Stored Income Balance, thus reducing your Stored Income Balance to $20,000. Your Income Benefit Base will remain at $100,000. Your Annual Income Amount will remain at $5,000 (5% of your Income Benefit Base). Therefore $5,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$5,000	→	$25,000
12	$5,000	→	$30,000
13	$5,000	→	$35,000
14	$5,000	→	$40,000
15	$5,000	→	$45,000

     Excess Withdrawals

If you take a withdrawal that exceeds your Stored Income Balance (or your Required Minimum Distribution Amount, if higher), your Income Benefit Base will be reset to equal the lesser of:

●	the Income Benefit Base prior to the withdrawal reduced by the amount of the withdrawal in excess of the Stored Income Balance (or your yearly Required Minimum Distribution Amount, if higher), and

●	the Account Value after the withdrawal.

Your Annual Income Amount will be recalculated based on the reduced Income Benefit Base. Here is an example of a withdrawal that exceeds your Stored Income Balance, thus reducing future Annual Income Amounts even if the market has performed well.

Using the facts of the first example, assume that, immediately prior to your tenth Contract Anniversary, you decide to take a lump sum payment of $60,000 thus exceeding your Stored Income Balance of $50,000. Assume also that your Account Value immediately prior to the withdrawal is $120,000. Your Income Benefit Base will be reset to the lesser of (a) your old Income Benefit Base reduced by the excess of your withdrawal over the Stored Income Balance [$100,000 – ($60,000 - $50,000) = $90,000)] or (b) your new Account Value after the withdrawal ($120,000 - $60,000 = $60,000) or $60,000. Your new Annual Income Amount will be $3,000 (5% of your Income Benefit Base). Therefore $3,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$3,000	→	$3,000
12	$3,000	→	$6,000
13	$3,000	→	$9,000
14	$3,000	→	$12,000
15	$3,000	→	$15,000

Excess withdrawals taken in a down market could even more severely reduce your Income ON Demand Benefit. Here is an example of an excess withdrawal taken after the investment performance of the Designated Funds has reduced your Account Value:

Using the facts of the preceding example, assume that your Account Value immediately prior to the withdrawal is $80,000. Your Income Benefit Base will be reset to equal the lesser of (a) your previous Income Benefit Base reduced by the excess of your withdrawal over the Stored Income Balance [$100,000 – ($60,000 - $50,000) = $90,000)] and (b) your Account Value immediately after the withdrawal ($80,000 - $60,000 = $20,000) or $20,000. Your new Annual Income Amount will be $1,000 (5% of your Income Benefit Base). Therefore, only $1,000 will be added each year to your Stored Income Balance.

Year	Annual Income Amount		Stored Income Balance
	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Additional Withdrawals)

11	$1,000	→	$1,000
12	$1,000	→	$2,000
13	$1,000	→	$3,000
14	$1,000	→	$4,000
15	$1,000	→	$5,000

     Withdrawals Prior to Age 59½ (Early Withdrawals)

All withdrawals taken before age 59½ will be considered "early withdrawals" and the Income Benefit Base will be reset to equal the lesser of:

●	the Income Benefit Base prior to the withdrawal reduced by the amount of the withdrawal in excess of the Stored Income Balance (or your yearly Required Minimum Distribution Amount, if higher), and

●	the Account Value after the withdrawal.

Your Annual Income Amount will be recalculated based on the reduced Income Benefit Base.

Early withdrawals could severely reduce (or even exhaust) your Income ON Demand Benefit. Here is an example of an early withdrawal taken after the investment performance of the Designated Funds has reduced your Account Value.

Assume that you are age 54 when your Contract is issued with an initial Purchase Payment of $100,000 and that you elected to participate in the Income ON Demand Benefit. Your Income Benefit Base is set equal to your initial Purchase Payment on your Issue Date ($100,000), but benefits under the Income ON Demand Benefit do not begin to accrue until the first Contract Anniversary after your 59th birthday (your Income ON Demand Coverage Date). Assume also that poor investment performance of your underlying funds has reduced your Account Value to $85,000 by the end of your second Contract Year. At that time, you decide to withdraw $5,000, further reducing your Account Value to $80,000. Your Income Benefit Base will be reset to $80,000 which is the lesser of (1) your previous Income Benefit Base reduced by the amount of the withdrawal in excess of the Stored Income Balance ($100,000 - $5,000 = $95,000) and (2) your Account Value immediately after the withdrawal ($85,000 - $5,000 = $80,000). Assuming you take no additional withdrawals prior to your Income ON Demand Coverage Date, your Annual Income Amount will be $4,000 (5% of your Income Benefit Base.)

Year	Income Benefit Base	Annual Income Amount		Stored Income Balance
	(beginning of Contract Year)	(Amount Added to Stored Income Balance)		(Cumulative Balance if No Withdrawals Taken)

1	$100,000	$0	→	$0
2	$100,000	$0	→	$0
3	$80,000	$0	→	$0
4	$80,000	$0	→	$0
5	$80,000	$0	→	$0
6	$80,000	$4,000	→	$4,000
7	$80,000	$4,000	→	$8,000
8	$80,000	$4,000	→	$12,000
9	$80,000	$4,000	→	$16,000
10	$80,000	$4,000	→	$20,000

In addition to reducing your Income ON Demand Benefit, any withdrawal before age 59½ could have adverse tax consequences. You should consult a qualified tax professional for more information.

     Depleting Your Account Value

If your Account Value is reduced to zero as a result of an "excess withdrawal" or an "early withdrawal" (as described above), your Stored Income Balance and your Income Benefit Base will both be reduced to zero. Therefore, your Contract, as well as your Income ON Demand Benefit, will end.

If, on the other hand, your Account Value is reduced to zero through any combination of poor investment performance of the Designated Funds, Contract charges, and withdrawals other than excess or early withdrawals, your Income Benefit Base will not be reduced. Your Contract will therefore end, but the Income ON Demand Benefit will continue.  That is to say, regardless of your age on the day the Account Value is reduced to zero, you will be entitled to receive annual payments. These payments will be equal to 5% of the amount of your Income Benefit Base, as determined on that day and increased (if you choose) by any remaining Stored Income Balance as described below. These payments will begin on the first Contract Anniversary after your Account Value goes to zero and continue for as long as you live. If you have any remaining Stored Income Balance on the day your Account Value is reduced to zero, you will be notified that, before you begin to receive your "annual lifetime payments," you must deplete your Stored Income Balance by:

(a)	taking a lump sum withdrawal of your remaining Stored Income Balance,

(b)
using the remaining amount of your Stored Income Balance to increase your Income Benefit Base (and thus the amount of your "annual lifetime payments"), if you have not already exercised this one-time option as described under "How the Income ON Demand Benefit Works," or

(c)	using a combination of (a) and (b).

You should be aware, however, that a lump sum withdrawal could be subject to certain tax consequences. You should consult a qualified tax professional for more information.

Cost of the Income ON Demand Benefit

If you elect the Income ON Demand Benefit Rider, we will deduct a quarterly fee from your Account Value ("Income ON Demand Fee"). The Income ON Demand Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter. The Fee will be a percentage of your Income Benefit Base. This percentage rate will equal 0.1625% of your Income Benefit Base on the last day of the Account Quarter. The maximum Income ON Demand Fee you can pay in any one Contract Year is equal to 0.65% of the highest Income ON Demand Benefit Base at any point in that Contract Year.

Your Income ON Demand Fee will not change during a Contract Year, unless you take one of three specific actions:

●	If you make an additional Purchase Payment during your first Contract Year, you will increase your Income Benefit Base and thus your Income ON Demand Fee.

●	If you take advantage of the one-time option to use all or a portion of your Stored Income Balance to increase your Income Benefit Base and thus your Income ON Demand Fee.

●	If you make a withdrawal prior to age 59½ or a withdrawal in excess of your Stored Income Balance, you will decrease your Income Benefit Base and thus your Income ON Demand Fee.

The investment performance of the Designated Funds will not affect your Income ON Demand Fee during a Contract Year. However, as stated under "Step-Up Under the Income ON Demand Benefit," favorable investment performance may cause the Income Benefit Base to increase on a Contract Anniversary. That would also increase your Income ON Demand Fee.

We will continue to deduct the Income ON Demand Fee until you annuitize your Contract, your Account Value reduces to zero, or your Income ON Demand Benefit is cancelled as described under "Cancellation of the Income ON Demand Benefit".

Tenth-Year Credit

If you make no withdrawals during your first ten Contract Years, on your tenth Contract Anniversary, we will credit your Account Value with an amount equal to the excess, if any, of your total Purchase Payments over your then Account Value. Your Income Benefit Base will not change. This tenth-year credit will be allocated to the Designated Fund in which you are invested at the time.

Step-Up Under the Income ON Demand Benefit

Regardless of your age on the Issue Date, on each Contract Anniversary prior to your maximum Annuity Commencement Date, we will automatically step-up your Income Benefit Base, provided that you satisfy certain requirements. First, you must meet eligibility requirements:

●
Your Account Value less your Stored Income Balance must equal no more than $5,000,000. (For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.)

●
Your Account Value less your Stored Income Balance must be greater than your current Income Benefit Base. (If you have not yet reached your Income ON Demand Coverage Date and therefore do not yet have a Stored Income Balance, your Account Value must only be greater than your current Income Benefit Base.)

If you satisfy the eligibility requirements, we then consider whether market conditions have caused us to increase the percentage rate used to calculate the Income ON Demand Fee on newly issued Contracts. If we are no longer issuing Contracts with the Income ON Demand rider then the percentage rate we use to calculate your Income ON Demand Fee will be set based upon current market conditions at that time.

●
If we have not had to increase the percentage rate as described above, the percentage rate we use to calculate your Income ON Demand Fee will remain unchanged and we will automatically step-up your Income Benefit Base.

●
If we have had to increase the percentage rate as described above, we offer you the opportunity to step-up at the higher percentage rate. In this case, your written consent is required to accept the higher percentage rate used to calculate your Income ON Demand Fee and step-up your Income ON Demand Benefit. If you do not consent to the step-up and higher percentage, the step-up will not be implemented and all subsequent step-ups under your Income ON Demand Benefit will also be suspended. You may thereafter submit an election form to us, however, in order to consent to the then-applicable percentage rate and thus reactivate subsequent automatic step-ups.

At the time of step-up, the step-up will increase your Income Benefit Base to an amount equal to your Account Value less your Stored Income Balance. After the step-up, your Annual Income Amount will be 5% of your new Income Benefit Base.

Designated Funds

To participate in the Income ON Demand Benefit, all of your Account Value must be invested in a "Designated Fund" at all times during the term of the Income ON Demand Benefit. (The term of the Income ON Demand Benefit is for life, unless your Income Benefit Base is reduced to zero or your Income ON Demand Benefit is terminated or cancelled as described under "Cancellation of the Income ON Demand Benefit," "Depleting Your Account Value," and "Annuitization Under the Income ON Demand Benefit.") The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as "Designated Funds" are as follows:

Asset Allocation Models	Funds
Conservative Asset Allocation	Fidelity VIP Freedom 2010 Portfolio Service - Class 2
Conservative Moderate Asset Allocation	Fidelity VIP Freedom 2015 Portfolio Service - Class 2
Moderate Asset Allocation	Fidelity VIP Freedom 2020 Portfolio Service - Class 2
Moderate Aggressive Asset Allocation	Fidelity VIP Balanced Portfolio - Service Class 2
90/10 Masters Model	MFS® Total Return Portfolio - S Class
Build Your Portfolio	Oppenheimer Balanced Fund/VA - Service Shares
AllianceBernstein VPS Balanced Wealth Strategy Fund
Dollar-Cost Averaging Program Options	Van Kampen UIF Equity & Income Portfolio II
6-Month DCA Guarantee Option	Franklin Templeton VIP Founding Funds Allocation Fund
12-Month DCA Guarantee Option

One of the asset allocation models that qualifies as a Designated Fund is the portfolio model that applies to our "build your portfolio" program. That portfolio model and the "build your portfolio" program are described in "BUILD YOUR PORTFOLIO" and in "APPENDIX E -- BUILD YOUR PORTFOLIO."

We reserve the right to declare that a particular Fund no longer qualifies as a Designated Fund.  If you are invested in a Designated Fund at the time we declare the Fund no longer to be a Designated Fund, your Account Value can remain in that Fund without canceling your participation in a living benefit. However, any transfers or future Purchase Payments may only be allocated to a Fund that is declared by us to be a Designated Fund at the time of the transaction.  If you are invested in a Fund that has been declared by us to no longer be a Designated Fund, you must first transfer your Account Value from that Fund into a current Designated Fund if you want to make subsequent Purchase Payments. (Note that subsequent Purchase Payments can only be made during the first Contract Year.) We also reserve the right to close Funds to new Contracts. We will, however, revise the prospectus to give notice to prospective investors of the closing of any Fund.  If a Designated Fund is closed to new Contracts, any current Account Value may remain in that Fund and future transfers and Purchase Payments to that Fund are permissible, as long as the Fund is still declared by us to be a Designated Fund.

Cancellation of the Income ON Demand Benefit

Should you decide that the Income ON Demand Benefit is no longer appropriate for you, you may cancel the Income ON Demand Benefit at any time. Upon cancellation, all benefits and charges under the Income ON Demand Rider shall cease. Once cancelled, the Rider cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under "Transfer Privilege," the Income ON Demand Rider will be cancelled automatically:

●	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

●	if any portion of Account Value maintained in a Designated Fund is transferred into an investment option other than a Designated Fund.

A change of ownership of the Contract may also cancel the Benefit.

Death of the Owner Under the Income ON Demand Benefit

The Income ON Demand Rider terminates on the death of any Owner and the Beneficiary may elect to exercise any of the available options under the Death Benefit provisions of the Contract. Alternately, the Beneficiary may elect to receive the Stored Income Balance. If your surviving spouse is the sole Beneficiary and elects to continue the Contract, your spouse has the additional option of electing to participate in a new Income ON Demand Benefit Rider on the original Contract (assuming that, at the time of such election, the Income ON Demand Benefit is available to new Owners and your surviving spouse meets certain eligibility requirements). If the surviving spouse makes such election:

●	the new Account Value will be the greater of the Stored Income Balance on the original Contract or the Death Benefit;

●	the new Income ON Demand Fee will be set by us based on market conditions at the time and may be higher than the current Income ON Demand Fee;

●	the new Income Benefit Base will be equal to the Account Value after any Death Benefit has been credited; and

●	the new Stored Income Balance will be reset to zero.

Annuitization Under the Income ON Demand Benefit

Under the terms of the Income ON Demand Benefit, if your Account Value is greater than zero on your maximum Annuity Commencement Date, you may elect to:

(1)	surrender your Contract and receive your Cash Surrender Value (or your Stored Income Balance, if greater),

(2)	annuitize your Account Value under one of the then currently available Annuity Options, or

(3)
(a) receive any remaining Stored Income Balance in a single sum and (b) annuitize your remaining Account Value as a single-life annuity with an annualized annuity payment of not less than 5% of your then current Income Benefit Base.

If you make no election, we will default your choice to option 3.

If your Account Value has been reduced to zero (other than as a result of an "early withdrawal" or an "excess withdrawal"), and your Income Benefit Base is greater than zero on or before your maximum Annuity Commencement Date, you will receive your full Annual Income Amount each year until you die. For a more complete discussion of this, see "Depleting Your Account Value."

Certain Tax Considerations

Certain tax considerations may be important to you in connection with a living benefit rider, such as Income ON Demand. For a discussion of some of these considerations, please refer to "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" and "TAX CONSIDERATIONS - Impact of Optional Death Benefit and Optional Living Benefit Riders."

OPTIONAL LIVING BENEFIT RIDER: RETIREMENT ASSET PROTECTORSM

The following optional living benefit rider will be available starting May 5, 2008.

On or before the Issue Date, you may elect to participate in an optional living benefit rider known as the Retirement Asset Protector Rider. To describe how the Retirement Asset Protector Rider works, we use the following definitions:

Retirement Asset Protector Benefit Base:
An amount equal to the sum of all Purchase Payments made during the first year following your Issue Date, decreased by any partial withdrawals taken and increased by any step-ups as described under "Step-Up Under the Retirement Asset Protector Rider."

GMAB Maturity Date:
The date when the Retirement Asset Protector Rider matures. If you are younger than 80 on the Issue Date, your GMAB Maturity Date is the later of your 10th Contract Anniversary or 10 years from the date of your most recent step-up. (See "Step-Up Under the Retirement Asset Protector Rider.") If you are 80 on the Issue Date, your GMAB Maturity Date is your maximum Annuity Commencement Date.

You and Your:
Under the Retirement Asset Protector Rider, the terms "you" and "your" refer to the oldest Owner or the surviving spouse of the oldest Owner as described under "Death of the Owner Under the Retirement Asset Protector Rider." In the case of a non-natural Owner, these terms refer to the oldest annuitant.

The Retirement Asset Protector Rider is designed for long-term investors. It provides them with the security of knowing that their investments will be protected during down markets or, if that guarantee is not needed, that their Retirement Asset Protector Fees will be refunded. The Retirement Asset Protector Rider guarantees a return of the greater of:

●	the excess of your Retirement Asset Protector Benefit Base over your Account Value or
●	your total fees paid for the Retirement Asset Protector Rider ("Retirement Asset Protector Fees"),

regardless of the investment performance of the Designated Funds, provided that you have reached the GMAB Maturity Date.

The Retirement Asset Protector Rider may be appropriate for investors who:

●	want to protect their principal and who can afford to wait at least 10 years before withdrawing from their investment.
●	want a refund of their fees if the guarantee is not needed.

The Retirement Asset Protector Rider may be inappropriate for investors who:

●	want lifetime income guarantees.
●	want to invest in funds other than a "Designated Fund."
●	are invested in contributory plans, because the Retirement Asset Protector Benefit prohibits any Purchase Payments after the first Contract Anniversary.

You may elect to participate in the Retirement Asset Protector Rider, if:

●	the rider is available for sale both in the state where the Contract is sold, and in the state where the Owner resides;

●
neither the oldest Owner nor the oldest Annuitant has attained age 81 on or before the date we receive your application in good order (in the case of a non-natural Owner, the oldest Annuitant has not reached age 81 on or before that date);

●	you limit the allocation of your Purchase Payments and Account Value to the investment options, known as "Designated Funds," that we make available with the Retirement Asset Protector Rider; and

●	you do not elect any other optional living benefit rider available under your Contract.

If you are participating in the Retirement Asset Protector Rider, you may not make Purchase Payments after the first year following your Issue Date.

Cost of the Retirement Asset Protector Rider

If you elect the Retirement Asset Protector Rider, we will deduct a quarterly fee from your Account Value ("Retirement Asset Protector Fee"). The Retirement Asset Protector Fee will be taken as a specific deduction from your Account Value on the last valuation day of each Account Quarter. The Fee will be a percentage of your Retirement Asset Protector Benefit Base. This percentage rate will equal 0.0875% of your Retirement Asset Protector Benefit Base on the last day of the Account Quarter. The maximum Retirement Asset Protector Fee you can pay in any one Contract Year is equal to 0.35% of the highest Retirement Asset Protector Benefit Base at any point in that Contract Year.

Your Retirement Asset Protector Fee will not change, unless you take one of these specific actions:

●	If you made an additional Purchase Payment during your first Contract Year, you will increase your Retirement Asset Protector Benefit Base and thus your Retirement Asset Protector Fee.

●	If you make a partial withdrawal, you will decrease your Retirement Asset Protector Benefit Base and thus your Retirement Asset Protector Fee.

●	If you elect to "step-up" your Retirement Asset Protector Benefit Base, your Retirement Asset Protector Fee will increase.

The investment performance of the Designated Funds will not affect your Retirement Asset Protector Fee unless you elect a step-up of your Retirement Asset Protector Benefit Base.

We will continue to deduct the Retirement Asset Protector Fee until:

●	you annuitize your Contract;

●	the Retirement Asset Protector Rider matures on the GMAB Maturity Date;

●	your Retirement Asset Protector Rider is cancelled as described under "Cancellation of the Retirement Asset Protector Rider;" or

●	your Account Value is reduced to zero.

How the Retirement Asset Protector Rider Works

On the GMAB Maturity Date, we will credit your Account Value with an amount equal to the greater of (a) any excess of your Retirement Asset Protector Benefit Base over your Account Value after adjusting for any Contract charges and (b) the total amount of Retirement Asset Protector Fees paid between the Issue Date and the GMAB Maturity Date. To determine the value of (b), we multiply:

●	the sum of the value of the Retirement Asset Protector Benefit Base on the last day of each Account Quarter since the Issue Date times

●	one quarter of the annual Retirement Asset Protector Fee (0.35% ÷ 4).

The greater of the two amounts will be allocated to the Designated Fund in which you are invested at that time. Here is an example of how we calculate benefits under the Retirement Asset Protector Rider:

●
Assume that you purchased a Contract on January 2, 2009 with an initial Purchase Payment of $100,000 and you selected the Retirement Asset Protector Rider. Your Retirement Asset Protector Benefit Base equals your Purchase Payment amount of $100,000.

●	Assume you make an additional Purchase Payment of $50,000 on February 2, 2009, thus increasing your Retirement Asset Protector Benefit Base to $150,000.
●	Assume you make no withdrawals or additional Purchase Payments prior to the GMAB Maturity Date on January 2, 2019.
●
Assume that, because of poor investment performance, your Account Value on January 2, 2019 is $140,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $10,000 ($150,000 - $140,000). The total amount of Retirement Asset Protector Fees paid is equal to the sum of the value of the Retirement Asset Protector Benefit Bases on the last day of each Account Quarter since the Inception Date ($150,000 x 40) times one quarter of the annual Retirement Asset Protector Fee (0.35% ÷ 4). In this case, the total amount of rider fees paid is $5,250. Therefore, we will credit $10,000 to your Account Value.

●
Assume instead that, because of better investment performance, your Account Value on January 2, 2019, is $155,000. Because your Account Value is greater than your Retirement Asset Protector Benefit Base, your Account Value will be credited with the total amount of Retirement Asset Protector Fees paid. In this case, the amount will be $5,250.

Withdrawals Under the Retirement Asset Protector Rider

All withdrawals you take, including any Required Minimum Distribution Amounts, will reduce the dollar value of the Retirement Asset Protector Benefit Base proportionally to the amount withdrawn. For example, after a partial withdrawal, the new Retirement Asset Protector Benefit Base will equal:

Retirement Asset Protector Benefit Base immediately before partial withdrawal	X	Account Value immediately after partial withdrawal Account Value immediately before partial withdrawal

Taking withdrawals may reduce the value of your Retirement Asset Protector Rider by an amount greater than the amount of the withdrawal. Here is an example of how we handle withdrawals under the Retirement Asset Protector Rider:

●
Assume that you purchased a Contract on January 2, 2009 with an initial Purchase Payment of $100,000 and you selected the Retirement Asset Protector Rider. Your Retirement Asset Protector Benefit Base equals your Purchase Payment amount of $100,000.

●
Assume that, on March 10, 2011, your Account Value is $80,000. Assume further that you take a withdrawal of $10,000 on that date, thus reducing your Account Value to $70,000. Your Retirement Asset Protector Benefit Base is reduced proportionally to the amount withdrawn. Therefore your new Retirement Asset Protector Benefit Base is $100,000 x ($70,000 ÷ $80,000), or $87,500.

●	Assume you make no additional withdrawals prior to the GMAB Maturity Date on January 2, 2019.
●
Assume that, because of investment performance, your Account Value on January 2, 2019 is $80,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $7,500 ($87,500 - $80,000). The total amount of Retirement Asset Protector Fees paid is equal to the sum of the value of your Retirement Asset Protector Benefit Bases on the last day of each Account Quarter since the Issue Date [($100,000 x 8) + ($87,500 x 32)] times one quarter of your annual Retirement Asset Protector Fee (0.35% ÷ 4). In this case, the total amount of rider fees paid is $3,150. Therefore, we will credit $7,500 to your Account Value.

Step-Up Under the Retirement Asset Protector Rider

On or after your first Contract Anniversary, you may elect to increase your Retirement Asset Protector Benefit Base to your then current Account Value. The step-up election may be made on any day on or after your first Contract Anniversary. (We reserve the right, in our sole discretion, to require step-up elections to occur only on Account Anniversaries.)

If you are participating in the Retirement Asset Protector Rider, on the day we receive your step-up election notice in good order (the "Step-Up Date"), we will increase your Retirement Asset Protector Benefit Base to an amount equal to your Account Value if eligible. If you elect to step-up, at least 1 full year from the Step-Up Date must pass before you can elect another step-up. You can only elect to step-up if:

●	your current Account Value is greater than the current Retirement Asset Protector Benefit Base, and

●	your Account Value is $5,000,000 or less on your Step-Up Date.

For purposes of determining the $5,000,000 limit, we reserve the right, in our sole discretion, to aggregate your Account Value with the account values of all other variable annuity contracts you own that have been issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.

Under the Retirement Asset Protector Rider, your Step-Up Date must be at least 10 years prior to your maximum Annuity Commencement Date. If you have selected an Annuity Commencement Date that is prior to the maximum Annuity Commencement Date but is less than 10 years after your Step-Up Date, then we will automatically extend your Annuity Commencement Date to equal your GMAB Maturity Date.

Without a step-up, your benefit under the Retirement Asset Protector Rider will "mature" on your 10th Contract Anniversary. If you elect to step-up your Retirement Asset Protector Benefit Base, your benefit under the Retirement Asset Protector Rider will mature 10 years from the most recent Step-Up Date. In either case, on the day your Retirement Asset Protector Rider matures (the "GMAB Maturity Date"), we will credit the greater of:

●	any excess of your Retirement Asset Protector Benefit Base over your Account Value, or

●	the total amount of fees you paid for the Retirement Asset Protector Rider.

●
Assume that you purchased a Contract on January 2, 2009 with an initial Purchase Payment of $100,000 and you selected the Retirement Asset Protector Rider. Assume further that your Retirement Asset Protector Fees remain constant until the GMAB Maturity Date. Your Retirement Asset Protector Benefit Base equals your Purchase Payment amount of $100,000.

●
Assume that, on January 2, 2010, your Account Value is $118,000. Because your Account Value is greater than your Retirement Asset Protector Benefit Base, you elect to step-up to a new ten-year period with a new Retirement Asset Protector Benefit Base of $118,000. Your new GMAB Maturity Date will be January 2, 2020.

●	Assume you make no withdrawals prior to the GMAB Maturity Date on January 2, 2020.
●
Assume that your Account Value on January 2, 2020 is $112,000. The excess of your Retirement Asset Protector Benefit Base over your Account Value is $6,000 ($118,000 - $112,000). The total amount of Retirement Asset Protector Fees paid is equal to the sum of the value of your Retirement Asset Protector Benefit Bases on the last day of each Account Quarter since the Issue Date [($100,000 x 4) + ($118,000 x 40)] times one quarter of your annual Retirement Asset Protector Fee (0.35% ÷ 4). In this case, the total amount of rider fees paid is $4,480. Therefore, we will credit $6,000 to your Account Value.

We reserve the right to discontinue offering the step-up provision of the Retirement Asset Protector Rider if we determine that, based upon market conditions at the time of the step-up, we can no longer offer the Retirement Asset Protector Rider to new Contracts at the current percentage rate used to calculate the Retirement Asset Protector Fee as set forth under "Cost of the Retirement Asset Protector Rider." In that case, we will send notification that the step-up provision under your Contract has been discontinued unless you elect to begin a new step-up provision at the higher percentage rate. Your written consent is required to accept the higher percentage rate and continue to step-up.

Renewal of the Retirement Asset Protector Rider

If you elect to participate in the Retirement Asset Protector Rider and you remain in the Rider until it matures, you may elect to renew your participation in the Retirement Asset Protector Rider, provided that we are still offering the Retirement Asset Protector Rider to new Owners. Upon renewal, the annual charge for participation in the Retirement Asset Protector Rider will be extended under the terms and conditions applicable to new Owners at that time. We reserve the right, in our sole discretion, to stop offering the Retirement Asset Protector Rider to new Owners, in which case renewals will no longer be available.

Designated Funds

To participate in the Retirement Asset Protector Rider, all of your Account Value must be invested in a "Designated Fund" at all times during the term of the GMAB Maturity Date. Your application package contains a list of the only Funds, Guarantee Period dollar cost averaging programs, and asset allocation models that currently qualify as "Designated Funds." The only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as "Designated Funds" are as follows:

Asset Allocation Models	Funds
Conservative Asset Allocation	Fidelity VIP Freedom 2010 Portfolio Service - Class 2
Conservative Moderate Asset Allocation	Fidelity VIP Freedom 2015 Portfolio Service - Class 2
Moderate Asset Allocation	Fidelity VIP Freedom 2020 Portfolio Service - Class 2
Moderate Aggressive Asset Allocation	Fidelity VIP Balanced Portfolio - Service Class 2
90/10 Masters Model	MFS® Total Return Portfolio - S Class
Build Your Portfolio	Oppenheimer Balanced Fund/VA - Service Shares
AllianceBernstein VPS Balanced Wealth Strategy Fund
Dollar-Cost Averaging Program Options	Van Kampen UIF Equity & Income Portfolio II
6-Month DCA Guarantee Option	Franklin Templeton VIP Founding Funds Allocation Fund
12-Month DCA Guarantee Option

One of the asset allocation models that qualifies as a Designated Fund is the portfolio model that applies to our "build your portfolio" program. That portfolio model and the "build your portfolio" program are described in "BUILD YOUR PORTFOLIO" and in "APPENDIX E -- BUILD YOUR PORTFOLIO."

We reserve the right to declare that a particular Fund no longer qualifies as a Designated Fund.  If you are invested in a Designated Fund at the time we declare the Fund no longer to be a Designated Fund, your Account Value can remain in that Fund without canceling your participation in a living benefit. However, any transfers or future Purchase Payments may only be allocated to a Fund that is declared by us to be a Designated Fund at the time of the transaction.  If you are invested in a Fund that has been declared by us to no longer be a Designated Fund, you must first transfer your Account Value from that Fund into a current Designated Fund if you want to make subsequent Purchase Payments. (Note that subsequent Purchase Payments can only be made during the first Contract Year.) We also reserve the right to close Funds to new Contracts. We will, however, revise the prospectus to give notice to prospective investors of the closing of any Fund.  If a Designated Fund is closed to new Contracts, any current Account Value may remain in that Fund and future transfers and Purchase Payments to that Fund are permissible, as long as the Fund is still declared by us to be a Designated Fund.

Cancellation of the Retirement Asset Protector Rider

You may cancel the Retirement Asset Protector Rider at any time. Upon cancellation, all benefits and charges under the Rider shall cease.  Once cancelled, the Rider cannot be reinstated.

Although transfers among the Designated Funds are permitted as described under "Transfer Privilege," the Retirement Asset Protector Rider will be cancelled automatically:

●	if any Purchase Payment is allocated to an investment option other than a Designated Fund; or

●	if any portion of Account Value maintained in a Designated Fund is transferred into any investment option other than a Designated Fund.

A change of ownership of the Contract may also cancel the Benefit.

Death of the Owner Under the Retirement Asset Protector Rider

If the Owner dies while participating in the Retirement Asset Protector Rider, all benefits and charges under the Rider will automatically terminate when we receive Due Proof of Death, unless the surviving spouse is the sole Beneficiary and elects to continue the Contract. The surviving spouse has two options under the Contract (assuming that, at the time of such election, the rider is available to new Owners and the surviving spouse meets certain eligibility requirements).

(1)
The spouse can automatically continue in the Retirement Asset Protector Rider even though the Account Value may have been enhanced under the provisions of the death benefit. (See "Spousal Continuance" under "DEATH BENEFIT.")  The GMAB Maturity Date does not change.

(2)
The surviving spouse can elect to participate in a new Retirement Asset Protector Rider on the original Contract. The Retirement Asset Protector Fee may be higher than your current fee. The Retirement Asset Protector Fee will be set by us based upon market conditions at the time of election. The Retirement Asset Protector Benefit Base will be equal to the Account Value after the death benefit has been credited. The new GMAB Maturity Date will be 10 years after the Retirement Asset Protector Rider has been re-elected.

Certain Tax Considerations

Certain tax considerations may be important to you in connection with a living benefit rider, such as Retirement Asset Protector. For a discussion of some of these considerations, please refer to "TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS" and "TAX CONSIDERATIONS - Impact of Optional Death Benefit and Optional Living Benefit Riders."

BUILD YOUR PORTFOLIO

Among the choices of "Designated Funds" is a selection of funds ("portfolio model") that you design yourself using certain broad guidelines that we provide. To "build your portfolio," you pick funds from the asset classes available at that time. Altogether you must choose at least three funds but no more than 18 funds for your portfolio model. The amount you may invest in each asset class is determined by a percentage range that we provide for each asset class. The sum of the percentages you invest in the asset classes altogether must total 100%. A chart showing the Funds available in each asset class and the percentage range assigned to each asset class is included in Appendix E.

You may transfer funds within the asset classes as long as your allocations remain within the percentage ranges we have established, and you adhere to the transfer provisions of your Contract. (See "Transfer Privilege," Short-Term Trading," and "Funds' Shareholder Trading Policies.") Withdrawals out of your portfolio model will be taken pro-rata from each of your selected Funds. Any additional Purchase Payments will be allocated proportionally to your current Fund selection. At any time you can change your Fund selection by providing new allocation instructions. (Under the terms of the living benefit riders, however, there are certain limits on the times when you can make additional Purchase Payments.) Your new instructions will change your existing allocations accordingly. Your portfolio will be rebalanced quarterly to maintain your percentage allocations in line with the performance of the Funds over the prior quarter.

If at any time, a fund is closed to new business, no new payments or transfers into the fund will be permitted. However, portfolio rebalancing of the fund will continue. To make a payment into your portfolio model after a fund within the model has been closed, you must redesign your portfolio model without the closed fund. Your entire Account Value will then be reallocated to your new portfolio model.

TAX ISSUES UNDER OPTIONAL LIVING BENEFIT RIDERS

If your Contract is a Non-Qualified Contract, it is possible that the election of an optional living benefit rider might increase the taxable portion of any withdrawal you make from the Contract.

If your Contract is a Qualified Contract, the retirement plan governing that Qualified Contract may be subject to certain Required Minimum Distribution ("RMD") provisions imposed by the Internal Revenue Code (the "Code") and IRS regulations (collectively, the "Federal Tax Laws"). These RMD provisions require that a yearly amount be distributed from the retirement plan beginning generally in the calendar year in which you attain age 70½. Your failure to withdraw your yearly RMD amount from your retirement plan could result in adverse tax treatment. Because for certain retirement plans we do not know what assets are held by the plan, we assume for all plans that the Qualified Contract is the only asset and we determine a yearly RMD amount for only this Contract ("Yearly RMD Amount").

Please refer to "Tax Considerations - Impact of Optional Death Benefit and Optional Living Benefit Riders" for more information regarding these and other tax issues that you should consider before electing to participate in an optional living benefit rider.

Tax Issues Under the Secured Returns for Life Plus Benefit

When you elect to participate in the WB Plan, we will inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit. To assist you in complying with the RMD requirements, each year, we will notify you in early January of your calculated Yearly RMD Amount and inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit.

In the event that your Yearly RMD Amount attributable to your Contract is greater than the maximum withdrawal amount permitted each year under the WB Plan, we are currently waiving withdrawal provisions under Secured Returns for Life Plus as follows. If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the WB Plan, we reduce your Account Value and your RGLB amount, dollar for dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than either your Maximum WB Amount, or your Maximum WB for Life Amount. In other words, we will not reduce your GLB Base, Lifetime Income Base, or Bonus Base, if a Yearly RMD Amount exceeds either your Maximum WB Amount or your Maximum WB for Life Amount, provided that:

●
you withdraw your Qualified Contract's first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

●	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Contract Year, more than one calendar year's Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), then we reserve the right to reduce GLB Base, Lifetime Income Base, Bonus Base, or all of these amounts, per the terms of the rider regarding excess withdrawals, when a Yearly RMD Amount withdrawn from your Contract exceeds either your Maximum WB Amount or your Maximum WB for Life Amount. .") Notice will be given to Contract Owners before we exercise this right.

If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the AB Plan, we reduce your Account Value by the amount of the withdrawal and your GLB amount, Bonus Base and any accrued bonus amounts proportionally (see "Withdrawals Under the Optional Living Benefit Rider").

Tax Issues Under the Retirement Income Escalator Benefit

When you elect to participate in the Retirement Income Escalator Benefit, we will inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit. To assist you in complying with the RMD requirements, each year, we will notify you in early January of your calculated Yearly RMD Amount and inform you that you may withdraw annual amounts up to your Yearly RMD Amount without reducing your guaranteed withdrawal benefit.

In the event that your Yearly RMD Amount attributable to your Contract is greater than the maximum withdrawal amount permitted each year under the RIE Benefit, we are currently waiving withdrawal provisions as follows. If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the RIE Benefit, we reduce your Account Value, dollar for dollar, for that current year by the amount of the withdrawal. In addition, for that year only, your Annual Withdrawal Amount under the RIE Benefit will be reduced, dollar for dollar, by the amount of the withdrawal. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your Annual Withdrawal Amount. In other words, we will not reduce your Annual Withdrawal Amount for future years (or your Withdrawal Benefit Base or Bonus Base), if a Yearly RMD Amount exceeds your Annual Withdrawal Amount, provided that:

●
you withdraw your Qualified Contract's first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

●	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Contract Year, more than one calendar year's Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), then we reserve the right to reduce the Annual Withdrawal Amount, Withdrawal Benefit Base or Bonus Base per the terms of the rider regarding excess withdrawals, when a Yearly RMD Amount withdrawn from your Contract exceeds your Annual Withdrawal Amount. (See "Withdrawals under the RIE.") Notice will be given to Contract Owners before we exercise this right.

Tax Issues Under the Income ON Demand Benefit

When you elect to participate in the Income ON Demand Benefit, you may withdraw annual amounts up to the Yearly RMD Amount without affecting your Income ON Demand Benefit, subject to the conditions stated below. In the event that your Yearly RMD Amount attributable to your Contract is greater than your Stored Income Balance, we are currently waiving the withdrawal provisions under the Income ON Demand Benefit as follows. If you withdraw all or a portion of your Qualified Contract's Yearly RMD Amount from the Contract while participating in the Income ON Demand Benefit, we reduce your Account Value and your Stored Income Balance, dollar for dollar, by the amount of the withdrawal to a value not less than zero. We will not, however, penalize you if the current Federal Tax Laws require you to withdraw from your Contract an amount greater than your Stored Income Balance. In other words, if a Yearly RMD Amount exceeds your Stored Income Balance, we will reduce your Stored Income Balance, but we will not reduce your Income Benefit Base, provided that:

●
you withdraw your Qualified Contract's first Yearly RMD Amount in the calendar year you attain age 70½ rather than postponing the withdrawal of that Amount until the first quarter of the next calendar year, and

●	you do not make any withdrawal from your Qualified Contract that would result in you receiving, in any Contract Year, more than one calendar year's Yearly RMD Amount.

If there is any change to the current Code or IRS rules governing the timing or determination of RMD Amounts (including, but not limited to, amendments to the current IRS regulations or the issuance of IRS guidance), we reserve the right, in our sole discretion, to reduce your Stored Income Balance and your Income Benefit Base, or both of these amounts, per the terms of the Income ON Demand Rider regarding excess withdrawals (see "Withdrawals Under the Income ON Demand Benefit"), when a Yearly RMD Amount withdrawn from your Contract exceeds your Stored Income Balance. .") Notice will be given to Contract Owners before we exercise this right.

Tax Issues Under the Retirement Asset Protector Rider

If you withdraw all or a portion of your retirement plan's Yearly RMD Amount from the your Qualified Contract while participating in the Retirement Asset Protector Rider, we reduce your Account Value by the amount of the withdrawal and your Retirement Asset Protector Benefit Base proportionally (see "Withdrawals Under the Retirement Asset Protector Rider").

DEATH BENEFIT

If the Owner dies during the Accumulation Phase, we may pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Owner, we may pay the death benefit to the surviving Owner, if any, or, if there is no Owner, in one sum to your estate. We do not pay a death benefit if the Owner dies during the Income Phase. However, the Beneficiary will receive any annuity payments provided under an Annuity Option that is in effect. If the Contract names more than one Owner, we will pay the death benefit upon the first death of such Owners.

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the death of the Owner in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Owner and it remains in effect. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, the death benefit will be the greater of the following amounts:

(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs; and

(2)
your total Adjusted Purchase Payments (Purchase Payments x (Account Value after withdrawal ÷ Account Value before withdrawal)) as of the Death Benefit Date. See "Calculating the Death Benefit." Because of the way that Adjusted Purchase Payments are computed, a withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

For examples of how to calculate this basic death benefit, see Appendix B.

Optional Death Benefit Rider

You may enhance the "basic death benefit" by electing an optional death benefit rider known as the Maximum Anniversary Account Value Rider ("MAV"). You must make your election on or before the Issue Date. You will pay a charge for the optional death benefit rider. (For a description of the charge, see "Charges for Optional Benefit Riders.") The rider is available only if you are younger than 80 on the Open Date. The optional death benefit election may not be changed after the Issue Date. The death benefit under the optional death benefit rider will be adjusted for all partial withdrawals as described in the Prospectus under the heading "Calculating the Death Benefit."

Under the MAV rider, the death benefit will be the greater of:

●	the amount payable under the basic death benefit above, or

●
your Highest Account Value on any Contract Anniversary before the Owner's 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Contract Anniversary and the Death Benefit Date.

In determining the Highest Account Value, on the second and each subsequent Contract Anniversary, the current Account Value is compared to the previous Highest Account Value, adjusted for any Purchase Payments and partial withdrawals made during the Contract Year ending on that Contract Anniversary. If the current Account Value exceeds the adjusted Highest Account Value, the current Account Value will become the new Highest Anniversary Account Value.

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional Benefit to you.  Please refer to "Impact of Optional Death Benefit and Optional Living Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing this optional Benefit.

Spousal Continuance

If you are the Owner and your spouse is the sole Beneficiary, upon your death your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or the optional death benefit rider you have selected. All Contract provisions, including the optional death benefit rider you have selected (subject to the optional death benefit rider age restriction), will continue as if your surviving spouse had purchased the Contract on the Death Benefit Date with a deposit equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your surviving spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the surviving spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (2) of the "Basic Death Benefit" or under the optional death benefit rider, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. Because of the way these adjustments are computed, a withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

If the death benefit is the amount payable under option (2) of the "Basic Death Benefit" or under the optional death benefit rider, your Account Value may be increased by the excess, if any, of that amount over option (1) of the "Basic Death Benefit." Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us, at our Annuity Service Address, a completed election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until a written election is submitted to the Company or a distribution is required by law.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death, or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Owner, if any, or the estate of the deceased Owner automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance."

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under that option.

If the Owner is not a natural person, these distribution rules apply upon the death or removal of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described under "Annuity Options," and you cannot change the Annuity Option selected. (Also, a Beneficiary receiving payments after the Annuitant's death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under "Annuity Options.") You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals (see "Withdrawals").

Selection of Annuitant(s)

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Options refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

●	The earliest possible Annuity Commencement Date is the first day of the second month following your Issue Date.

●
The latest possible Annuity Commencement Date is the later of (a) 10 years from the Issue Date or (b) the first day of the month following the Annuitant's 90th birthday ("maximum Annuity Commencement Date"). If there is a Co-Annuitant, the Annuity Commencement Date applies to the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a calendar month.

You may change the Annuity Commencement Date by sending us written notice, in a form acceptable to us, with the following additional limitations:

●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70½ (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70½).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

      Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive in one sum, at any time, some or all of the discounted value of the remaining payments, the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described above for the payments to a Beneficiary under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.70% of your average daily net assets, regardless of your age on the Issue Date. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Contract Year. Any such exchanges may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the "Funds' Shareholder Trading Policies"). The applicability of the Funds' Shareholder Trading Policies is the same during the Income Phase as during the Accumulation Phase, and this is discussed in this prospectus under "Funds' Shareholder Trading Policies." For the reasons discussed there, you should review and comply with each Fund's Shareholder Trading Policies, which are disclosed in the Funds' current prospectuses.

To make an exchange, the Annuitant sends us, at our Annuity Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract.
The Annuity Payment Rates may vary according to the Annuity Option elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the Annuity 2000 Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Owner's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Owner prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification, in good order. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership will not change the Owner named when the Contract is issued. This means that all death benefits will continue to be based on the original Owner and not the new Owner. The amount payable on the death of the new Owner will be the Surrender Value.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, according to the voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions. During the Income Phase, the Payee (that is the Annuitant or Beneficiary entitled to receive benefits) is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis to employer plans may be subject to other voting provisions of the particular plan and under the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Owner Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights to persons who may have such rights under plans, other than rights afforded under the Investment Company Act of 1940, or any duty to inquire as to the instructions received by Owners or others, or the authority of any such persons, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Reports to Owners

We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any federal taxes on withdrawals), minimum distributions, death benefit payments, transfers (excluding dollar-cost averaging transfers) and living benefit credits or refunds.  Such confirmations will be sent within two business days after the transaction occurs.

In addition, within 5 business days after each Account Quarter, we will send you a statement showing your current Account Value, death benefit value, and investment allocation by asset class.  Each quarterly statement will detail transactions that occurred during the last Account Quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, interest credited on fixed accounts, step-ups credited on living benefits, and annual contract fees assessed.

We will also send you annual and semi-annual reports of the funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.

It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contract. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any 2 or more variable accounts or Sub-Accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by an Owner; and (4) restrict or eliminate any of the voting rights of Owners or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Owners or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Service Address, as shown on the cover of this Prospectus, within 10 days, or longer if allowed by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. If applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Issue Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income.  Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract.  However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax, liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a "full surrender"), the taxable portion will equal the amount you receive less the "investment in the contract" (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59½, to distributions pursuant to the death or disability of the Owner, to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract.  For this purpose, the amount of the investment in the contract is not affected by the owner's or annuitant's death, i.e., the investment in the contract must still be determined by reference to the Owner's investment in the Contract. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract.  If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract.  In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59½, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution; or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your surviving spouse Beneficiary may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test.  If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets.  In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying.  Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract.  In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future.  Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets.  We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account.  You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

"Qualified Contracts" are Contracts used with plans that receive tax deferral treatment pursuant to specific provisions of the Code.  Annuity contracts also receive tax deferral treatment.  It is not necessary that you purchase an annuity contract to receive the tax deferral treatment available through a Qualified Contract.  If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax deferral.  Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Owner attains age 59½, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. The Internal Revenue Service has issued specific rules defining financial hardship, but those rules do not become effective until January 1, 2009.  Until then, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code.  Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code.  This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance.  Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

The Internal Revenue Service has issued comprehensive regulations that are generally effective January 1, 2009, to 403(b) plans and annuities, but that may apply to a Section 403(b) annuity issued before that date.  You should consult with a qualified tax professional about those regulations.

     Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you convert a traditional Individual Retirement Annuity Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract's account balance.  Thus, you should consult with a qualified tax professional prior to any conversion.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

      Impact of Optional Death Benefit and Optional Living Benefit Riders

Qualified Contracts.  If your Contract is a traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70½ or, for non-IRAs, the date of retirement instead of age 70½ if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract's value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value as of 12/31 of any additional benefits that are provided under your Contract (such as optional death and living benefits) will be added to the Contract's Account Value as of 12/31 in order to calculate the RMD amount. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the Account Value for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 Account Value. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 Account Value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 Account Value. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional rider, you should consult with a qualified tax professional as to the possible effect of that rider on your yearly RMD amounts.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours.  Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours.  If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan may need to be used as a source of funds for the RMDs.

If you are subject to the RMD requirements while you are enrolled in the AB Plan under any optional living benefit rider, any RMD amount that you take from the Contract will reduce the amount of the benefit under the AB Plan. This reduction could significantly reduce the value of the optional living benefit to you.

If you are subject to the RMD requirements while you are enrolled in the WB Plan under any optional living benefit rider, and any RMD amount that you take from the Contract ever exceeds the maximum amount that you may withdraw under the terms of the WB Plan, the additional withdrawal amount will reduce the amount of the benefit available under the WB Plan. This reduction could significantly reduce the value of the optional living benefit to you.

Participants in 403(b) plans who are under age 59½, are subject to withdrawal restrictions under the Internal Revenue Code that may prevent them from being able to make any withdrawals under the WB Plan while they remain under age 59½.

Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit rider, you should consult with a qualified tax professional as to the possible effect of RMD distributions on the benefits that might otherwise be available under any optional living benefit.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you might convert in the future to a Roth IRA (see "Roth Individual Retirement Arrangements"), then your initial or renewal election of an optional rider could cause your taxable income upon conversion to be higher than it would be without such an election.  Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional living benefit or death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

Non-Qualified Contracts.  We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal.  Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value exceeds the investment in the contract.  There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract.  However, there can be no assurance that the IRS will agree that this is the correct cash value.  The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider.  If this were to occur, election of an optional rider could cause any withdrawal, including a withdrawal under the withdrawal benefit of any optional living benefit rider, to have a higher proportion of the withdrawal derived from taxable investment earnings.  Prior to electing to participate in (or, if applicable, prior to renewing your participation in any optional living benefit), you should consult with a qualified tax professional as to the meaning of "cash value."

ADMINISTRATION OF THE CONTRACT

We perform certain administrative functions relating to the Contract, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACT

Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA") and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA.

The Company (or its affiliate, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract.   The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Contract Owner or the separate account.  The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 2.50% of Purchase Payments, and 1.25% annually of the Owner's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations, and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as "override" compensation, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars.  The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent. The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.

In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Contracts by Selling Broker-Dealers and their registered representatives. Such payments may be greater or less in connection with the Contracts than in connection with other products offered and sold by the Company or by others. Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Contract to you instead of (or more favorably than) another product or products that might be preferable to you.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Special Guaranteed Interest Rates." During 2005, 2006, and 2007, approximately $40,828, $22,820, and $51,488, respectively, in commission were paid to but not retained by Clarendon in connection with the distribution of the Contracts.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http:// www.sec.gov).

STATE REGULATION

The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Superintendent has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

In addition, affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates are regulated under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2007 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Insurance and Annuity Company of New York
Advertising and Sales Literature
Tax - Deferred Accumulations
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Independent Registered Public Accounting Firm
Financial Statements

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2008 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York.  To receive a copy, return this request form to the address shown below or telephone (800) 447-7569.

To:	Sun Life Insurance and Annuity Company of New York
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Please send me a Statement of Additional Information for
Sun Life Financial Masters Access NY Variable and Fixed Annuity
Sun Life (N.Y.) Variable Account C.

Name

Address

City                                                                     State               Zip

Telephone

APPENDIX A -
GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT: An account established for each Owner to which Net Purchase Payments are credited.

ACCOUNT QUARTER: A three-month period, with the first Account Quarter beginning on your Issue Date.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant (and while the Owner is still alive) during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

ADJUSTED PURCHASE PAYMENTS: Purchase Payments adjusted for partial withdrawals as described in "Calculating the Death Benefit."

*ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Owner's death. Notwithstanding the foregoing, if there are Co-Owners of a Non-Qualified Contract, the surviving Co-Owner will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

COMPANY ("WE," "US," "SUN LIFE (N.Y.)"): Sun Life Insurance and Annuity Company of New York.

CONTRACT: A Contract issued by the Company on an individual basis.

CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Contract Anniversary is the last day of a Contract Year. Each Contract Year after the first is the 365-day period that begins on your Contract Anniversary. For example, if the Issue Date is on March 12, the first Contract Year is determined from the Issue Date and ends on March 12 of the following year. Your Contract Anniversary is March 12 and all Contract Years after the first are measured from March 12. (If the Contract Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Owner's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Beneficiary shall be deemed to have elected to defer receipt of payment under any death benefit option until such time as a written election is received by the Company or a distribution is required by law.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other information or documentation required by the Company that is necessary to make payment (e.g. taxpayer identification numbers, beneficiary names and addresses, state inheritance tax waivers, etc.).

EXPIRATION DATE: The last day of a Guarantee Period.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OPEN DATE: The date your Application is received by the Company.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Contract.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Owner, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

SURRENDER VALUE: The amount payable on full surrender of your Contract.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading and on other Business Days.

VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

YOU and YOUR: The terms "you" and "your" refer to "Owner," and/or "Co-Owner" as those terms are identified in the Contract.

* You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B -
CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The basic death benefit is the greatest of:
Account Value	=	$ 80,000.00

Purchase Payments	=	$ 100,000.00
The basic death benefit would therefore be:		$ 100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Issue Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The basic death benefit is the greatest of:
Account Value	=	$ 60,000.00

Adjusted Purchase Payments*	=	$ 75,000.00
The basic death benefit would therefore be:		$ 75,000.00

*Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal ÷ Account Value before withdrawal) $100,000.00 x ($60,000.00 ÷ $80,000.00)

APPENDIX C -
PREVIOUSLY AVAILABLE INVESTMENT OPTIONS

The current available variable investment options are those listed on page 1 of the prospectus.

If you purchased your Contract before February 2, 2004, you may make subsequent Purchase Payments and transfers into the following investment options that were available for investment prior to that date:

Large-Cap Equity Funds	Real Estate Equity Funds
MFS® Capital Appreciation Portfolio – S Class	Sun Capital Global Real Estate Fund® – Initial Class
MFS® Strategic Value Portfolio – S Class	Multi- Sector Bond Funds
International/Global Equity Funds	MFS® Strategic Income Portfolio – S Class
MFS® Global Growth Portfolio – S Class
Mid-Cap Equity Funds
MFS® Mid Cap Growth Portfolio – S Class
MFS® Mid Cap Value Portfolio – S Class

Massachusetts Financial Services Company advises the MFS® Funds. Sun Capital Advisers LLC advises the Sun Capital Funds.

If you purchased your Contract before March 5, 2007, you may make subsequent Purchase Payments and transfers into the following investment options that were available for investment prior to that date:

Large-Cap Equity Funds	Emerging Markets Equity Funds
Columbia Marsico 21st Century Fund, Variable	MFS® Emerging Markets Equity Portfolio - S Class
Series, A Class	Small-Cap Equity Funds
Columbia Marsico Growth Fund, Variable	MFS® New Discovery Portfolio - S Class
Series, A Class	Oppenheimer Main Street Small Cap Fund/VA
MFS® Growth Portfolio - S Class	- Service Shares
MFS® Massachusetts Investors Growth
Stock Portfolio - S Class
MFS® Blended Research Core Equity Portfolio - S Class
MFS® Research Portfolio - S Class
MFS® Strategic Growth Portfolio - S Class

Columbia Management Advisors, LLC, advises the Columbia Funds (with Marsico Capital Management, LLC, sub-advising the Columbia Marsico Funds). Massachusetts Financial Services Company advises the MFS® Funds. OppenheimerFunds, Inc. advises the Oppenheimer Funds.

If you purchased your Contract before March 10, 2008, you may make subsequent Purchase Payments and transfers into the following investment options that were available for investment prior to that date:

Large-Cap Equity Funds	Mid-Cap Equity Funds
Lord Abbett Series Fund Growth & Income Portfolio -	Lord Abbett Series Fund Mid-Cap Value Portfolio
Class VC	Short-Term Bond Funds
Asset Allocation Funds	PIMCO VIT Low Duration Portfolio - Admin. Class
PIMCO VIT All Asset Portfolio - Admin. Class	High Yield Bond Funds
International/Global Equity Funds	MFS® High Yield Portfolio - S Class
Templeton Foreign Securities Fund - Class 2	Money Market Funds
Emerging Markets Equity Funds	MFS® Money Market Portfolio - S Class
Templeton Developing Markets Securities Fund -
Class 2

Lord, Abbett & Co. LLC advises the Lord Abbett Series Fund Portfolios. Massachusetts Financial Services Company, our affiliate, advises the MFS® Funds. Pacific Investment Management Company LLC advises the PIMCO VIT Portfolios. Templeton® Asset Management Ltd. advises the Templeton Developing Markets Securities Fund. Templeton® Investment Counsel, LLC advises Templeton Foreign Securities Fund and Templeton Growth Securities Fund.

APPENDIX D -
SECURED RETURNS FOR LIFE PLUS BENEFIT EXAMPLES

ALL OF THE FOLLOWING EXAMPLES ARE BASED UPON THE ASSUMPTION THAT YOU PURCHASED A CONTRACT ON JANUARY 1, 2009 WITH AN INITIAL PURCHASE PAYMENT OF $100,000 AND YOU ELECTED SECURED RETURNS FOR LIFE PLUS.  YOUR INITIAL GLB AMOUNT EQUALS YOUR PURCHASE PAYMENT AMOUNT OF $100,000.

EXAMPLE 1: Calculation of Benefits under AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Contract Year. Therefore, on January 1, 2011, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your third Contract Year. Therefore, on January 1, 2012, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you remain in the AB plan until it "matures" on January 1, 2019. Assume that you have taken no withdrawals since your contract was issued. Your accrued bonus amount is $50,000 ($5,000 per year for ten years). Since your rider has "matured" in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2019 is $88,000. Since your Account Value is less than your GLB amount by $12,000, an amount equal to $12,000 will be deposited into your Contract ($100,000 - $88,000).

●
If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in the Benefit with a new GLB amount of $100,000 at the cost and terms available to new Owners.

EXAMPLE 2: Calculation of Benefits under AB Plan with Subsequent Purchase Payments; Refund Applies.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Contract Year. Therefore, on January 1, 2011, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on May 20, 2011, you make a Purchase Payment of $80,000. Since you are in your third Contract Year, your GLB amount is increased by 85% of this Purchase Payment. Therefore, your new GLB amount is $168,000 (old GLB amount of $100,000 plus 85% of $80,000). Your new Bonus Base is also $168,000 (old Bonus Base of $100,000 plus 85% of $80,000). Your accrued bonus amount remains at $10,000.

●
Assume that you take no withdrawals in your third Contract Year. Therefore, on January 1, 2012, your accrued bonus amount is $18,400, which equals $8,400 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $168,000.

●
Assume that you remain in the AB Plan until it "matures" on January 1, 2019. Assume that you have taken no withdrawals since your contract was issued. Your accrued bonus amount is $77,200 ($5,000 per year for two years plus $8,400 per year for eight years). Since your rider "matured" in the AB Plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2019 is $200,000. Assume that the total rider charges you paid were $8,375.

●
Because your Account Value is greater than your GLB amount ($200,000 vs. $168,000), your Contract will be credited with an amount equal to the rider charges you have paid ($8,375), increasing your Account Value to $208,375.

●
If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount of $208,375 at the cost and terms available to new Owners.

EXAMPLE 3: Withdrawals under AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Contract Year. Therefore, on January 1, 2011, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on March 10, 2011 (in your third Contract Year), your Account Value is $80,000. Also assume that you take a withdrawal of $10,000 on this date. Therefore, your ending Account Value on March 10, 2011 is $70,000. Your GLB amount, Bonus Base, and accrued bonus amount are reduced proportionally to the amount withdrawn. Therefore, your new GLB amount is $100,000 x ($70,000 ÷ $80,000) = $87,500. Your new Bonus Base is $100,000 x ($70,000 ÷ $80,000) = $87,500. Your new accrued bonus amount is $10,000 x ($70,000 ÷ $80,000) = $8,750.

●
Assume that you take no more withdrawals in your third Contract Year. Therefore, on January 1, 2012, your GLB amount remains at $87,500, and your Bonus Base also remains at $87,500. Since you made a withdrawal in your third Contract Year, you do not accrue a bonus amount in that Contract Year. Therefore, your accrued bonus amount remains at $8,750.

●
Assume that you take no withdrawals in your fourth Contract Year. Therefore, on January 1, 2013, your accrued bonus amount is $13,125, which equals $4,375 (5% of the Bonus Base) plus your previous accrued bonus amount of $8,750. Since no withdrawals were been taken, your GLB amount and your Bonus Base both remain at $87,500.

●
Assume that you remain in the AB plan until it "matures" on January 1, 2019. Assume that you take no more withdrawals from your contract. Your accrued bonus amount is $39,375 ($8,750 total for the first two years plus $4,375 per year for seven years). Since your rider has "matured" in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2019 is $80,000. Since your Account Value is less than your GLB amount by $7,500, an amount equal to $7,500 will be deposited into your Contract ($87,500 - $80,000).

●
If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount of $87,500 at the cost and terms available to new Owners.

EXAMPLE 4: Step-up Elected under AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Contract Year. Therefore, on January 1, 2011, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your third Contract Year. Therefore, on January 1, 2012, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on January 1, 2012 your Account Value is $118,000. Since you have passed your first Contract Anniversary and have not stepped-up within the past year, and since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $118,000. Assume that you do elect to step up. Your GLB amount is now equal to $118,000. Also, your Bonus Base is now equal to $118,000. Your AB plan "maturity date" is now January 1, 2022. Since your new GLB amount of $118,000 is greater than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, your new accrued bonus amount is set equal to $0.

●
Assume that you take no withdrawals in your fourth Contract Year. Therefore, on January 1, 2013, your accrued bonus amount is $5,900, which equals $5,900 (5% of the Bonus Base) plus your previous accrued bonus amount of $0. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $118,000.

●
Assume that you remain in the AB plan until it "matures" on January 1, 2022. Assume that you have taken no withdrawals since your contract was issued. Your accrued bonus amount is $41,300 ($5,900 per year for seven years). Since your rider has "matured" in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2022 is $112,000. Since your Account Value is less than your GLB amount by $6,000, an amount equal to $6,000 will be deposited into your Contract ($118,000 - $112,000).

●
If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount of $118,000 at the cost and terms available to new Owners.

EXAMPLE 5: Calculation of Benefits under WB Plan; Early Withdrawals.

●	Assume you are age 56 at issue. Also assume that you elect the WB plan on January 1, 2009, and that you choose to systematically withdraw the Maximum WB Amount annually.

●	On January 1, 2009:

●	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is zero because you have not passed your first Contract Anniversary after your 59th birthday
●	Your Maximum WB for Life Amount is zero [4% of your Lifetime Income Base].
●	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Contract Year, you do not receive any bonus credits.

●	On December 31, 2009, after your first systematic withdrawal of $5,000, your Maximum WB Amount:

●	Your Account Value is reduced by the amount of the withdrawal [$5,000].
●	Your RGLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is zero because you have not passed your first Contract Anniversary after your 59th birthday.
●	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

●
Assume you take only systematic withdrawals of $5,000 for a total of 3 years. Assume you make no subsequent Purchase Payments. On December 1, 2011, you celebrate your 59th birthday. On January 1, 2012:

●	Your Account Value has been reduced by the amount of the total withdrawals [$15,000].
●	Your RGLB amount, reduced by the amount of the total withdrawal, is $85,000 [$100,000-($5,000 x 3)].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount in any Contract Year.
●	Your Lifetime Income Base is set at $85,000 [an amount equal to the RGLB amount on your first Contract Anniversary after your 59th birthday].
●	Your Maximum WB for Life Amount is $3,400 [4% of your Lifetime Income Base because you are less than 65 years old].
●	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

●
Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$3,400] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2031:

●	Your Account Value equals zero.
●	Your RGLB amount, reduced by the amount of the total withdrawals, is $17,000 [85,000 – ($3,400 x 20)]
●	Your GLB Base is still $100,000 because you did not withdraw more than the Maximum WB Amount in any Contract Year.
●	Your Lifetime Income Base is still $85,000 because you did not withdraw more than the Maximum WB for Life Amount in any Contract Year.
●	Your Bonus Base is $0 because bonus credits may only be given in the first ten Contract Years.

Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until you die or
(2)	withdrawing your Maximum WB Amount each year until your RGLB amount is reduced to zero.

●
Assume you elect to take annual payments of your Maximum WB for Life Amount. Therefore you will continue to receive $3,400 per year as long as you are alive. If you die before your RGLB amount is reduced to $0, your beneficiary will receive $5,000 per year (your Maximum WB Amount) until your RGLB amount is reduced to zero.

EXAMPLE 6: Calculation of Benefits under WB Plan with Subsequent Purchase Payments; Lifetime Withdrawals.

●	Assume you are age 60 at issue. Also assume that you elect the WB plan on January 1, 2009, and that you choose to systematically withdraw the Maximum WB for Life Amount annually.

●	On January 1, 2009:

●	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 60].
●	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Contract Year, you do not receive any bonus credits.

●	On December 31, 2009, after your first systematic withdrawal of $4,000:

●	Your Account Value is reduced by the amount of the withdrawal [$4,000].
●	Your RGLB amount, reduced by the amount of the withdrawal, is $96,000 [$100,000-$4,000].
●	Your GLB Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is $100,000 because you did not withdraw more than your Maximum WB for Life Amount.
●	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

●
Assume you take only annual systematic withdrawals of $4,000 for a total of 4 years. Assume you make a subsequent Purchase Payment of $50,000, in your 4th Contract Year. Assume also that, immediately before the subsequent Purchase Payment, your Account Value was $80,000. On December 31, 2012:

●	Your RGLB amount, reduced by the amount of the total withdrawals and increased by the subsequent Purchase Payment, is $134,000 [$100,000 - ($4,000 x 4) + $50,000].
●	Your GLB Base, increased by the subsequent Purchase Payment, is $150,000.
●	Your Maximum WB Amount is $7,500 [5% of your new GLB Base]
●	Your Lifetime Income Base, increased by the subsequent Purchase Payment, is $150,000.
●	Your Maximum WB for Life Amount is $6,000 [4% of your new Lifetime Income Base]
●	Your Bonus Base, increased by the subsequent Purchase Payment, is $150,000.

You may increase your annual systematic withdrawals to $6,000 without any effect on your future lifetime benefits.

●
Assume you elect to take only annual systematic withdraws of no more than your Maximum WB for Life Amount [$6,000] for an additional 20 years. Assume you make no subsequent Purchase Payments, and that your Account Value reduces to zero. On December 31, 2032:

●	Your Account Value equals zero.
●	Your RGLB amount, reduced by the amount of the total withdrawals is $14,000 [$134,000 – ($6,000 x 20)].
●	Your GLB Base is still $150,000 because you did not withdraw more than your Maximum WB Amount.
●	Your Lifetime Income Base is $150,000 because you did not withdraw more than your Maximum WB for Life Amount in any Contract Year.
●	Your Bonus Base is $0 because bonus credits may only be given in the first ten Contract Years.

Even though your rights under the annuity Contract terminated when the Account Value became zero, we will continue to make payments to you. At this point, however, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until you die or
(2)	withdrawing your Maximum WB Amount each year until your RGLB amount is reduced to zero.

●
Assume you elect to take annual payments of your Maximum WB for Life Amount of $6,000. Therefore, you will continue to receive $6,000 per year as long as you are alive. If you die before your RGLB amount is reduced to $0, your beneficiary will receive $7,500 per year (your Maximum WB Amount) until your RGLB amount is reduced to zero.

EXAMPLE 7: Withdrawals under WB Plan Exceeding Maximum WB Amount.

●
Assume you are age 63 at issue. Also assume that you elect the WB plan on January 1, 2009. Assume that your Designated Fund had poor investment performance, losing 2% a year over the course of the Contract. On January 1, 2009:

●	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $4,000 [4% of your Lifetime Income Base because you are age 63].
●	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Contract Year, you do not receive any bonus credits.

●	On December 31, 2009, after you take a withdrawal of $6,000, your Account Value is $92,000:

●	Your RGLB amount is reduced to $92,000 [the lesser of (1) your current RGLB amount minus the withdrawal [$100,000-$6,000] and (2) your new Account Value [$92,000]].
●	Your GLB Base is reduced to $92,000 [the lesser of (1) your current GLB Base minus the excess withdrawal [$100,000 - ($6,000 - $5,000)] and (2) your new Account Value [$92,000]].
●	Your Maximum WB Amount is now $4,600 [5% of your GLB Base].
●
Your Lifetime Income Base is reduced to $92,000 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$100,000 - ($6,000 - $4,000)] and (2) your new Account Value [$92,000]].

●	Your Maximum WB for Life Amount is $3,680 [4% of your new Lifetime Income Base].
●	Your Bonus Base is reduced to $92,000 [the lesser of (1) your current Bonus Base minus the excess withdrawal [$100,000 - ($6,000 - $5,000)] and (2) your new Account Value [$92,000]].

●
Assume you make no subsequent Purchase Payments, but you take annual systematic withdrawals of $6,000 for a total of 13 years. Due to the of poor investment performance of your Designated Fund, your Account Value is now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your RGLB amount is also now $7,609. Because you have taken withdrawals in excess of your Maximum WB Amount, your GLB Base is also now $7,609. Your Maximum WB Amount is 5% of $7,609, or $380. Because you have taken withdrawals in excess of your Maximum WB for Life Amount, your Lifetime Income Base is also now $7,609. Your Maximum WB for Life Amount is 4% of $7,609, or $304. Your Bonus Base is $0 because bonus credits may only be given in the first ten Contract Years.

●	Assume your fund earns -2% in Contract Year 14, and that you take another $6,000 withdrawal. On December 31, 2022:

●	Your Account Value is $1,457.
●	Your RGLB amount is $1,457 [the lesser of (1) your current RGLB amount minus the withdrawal amount ($7,609 - $6,000) and (2) your new Account Value ($1,457)].
●	Your GLB Base is $1,457 [the lesser of (1) your current GLB Base minus the excess withdrawal [$7,609 – ($6,000 - $380)] and (2) your new Account Value [$1,457]].
●	Your Maximum WB Amount equals $73 [5% of your new GLB Base].
●	Your Lifetime Income Base is $1,457 [the lesser of (1) your current Lifetime Income Base minus the excess withdrawal [$7,609 - ($6,000 - $304)] and (2) your new Account Value [$1,457]].
●	Your Maximum WB for Life Amount equals $58 [4% of your new Lifetime Income Base].

Because your GLB Base is greater than zero, you may take annual withdrawals up to the Maximum WB Amount until your RGLB amount becomes zero. Because your Lifetime Income Base is greater than zero, you may take annual withdrawals up to the Maximum WB for Life Amount until you die or annuitize. Any withdrawal you take that is greater than your Maximum WB Amount will reduce your GLB Base (and hence, give you a new, reduced Maximum WB Amount). Any withdrawal you take that is greater than your Maximum WB for Life Amount will reduce your Lifetime Income Base (and hence, give you a new, reduced Maximum WB for Life Amount).

If your Account Value is reduced to zero by a withdrawal that does not exceed your Maximum WB for Life Amount, you must choose between:

(1)	withdrawing the Maximum WB for Life Amount each year until you die or
(2)	withdrawing your Maximum WB Amount each year until your RGLB amount is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds your Maximum WB for Life Amount but does not exceed your Maximum WB Amount, your Lifetime Income Base will become zero, but we will continue to pay your then current Maximum WB Amount each year until your RGLB is reduced to zero.

If your Account Value is reduced to zero by a withdrawal that exceeds both your Maximum WB for Life Amount and your Maximum WB Amount, your Lifetime Income Base, your RGLB amount, and your GLB Base will all be reduced to zero, your Maximum WB for Life Amount and your Maximum WB Amount will both become zero, and no more benefits will be paid.

EXAMPLE 8: Step-up Elected under WB Plan.

●
Assume you are age 65 at issue. Also assume that you elect the WB plan on January 1, 2009, and that you choose to systematically withdraw the Maximum WB Amount annually. Assume that your Designated Fund had good investment performance, gaining 6% a year over the course of the Contract. On January 1, 2009:

●	Your GLB Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 [the value of your RGLB amount on the day you elect to participate in the WB Plan].
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base because you are age 65].
●	Your Bonus Base is $100,000 [the amount of your initial Purchase Payment]. Since you are taking withdrawals each Contract Year, you do not receive any bonus credits.

●	On December 31, 2009, after you take your first systematic withdrawal of $5,000, your Account Value is $101,000:

●	Your RGLB amount, reduced by the amount of the withdrawal, is $95,000 [$100,000-$5,000].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is $100,000 because you withdrew no more than your Maximum WB for Life Amount.
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].
●	Your Bonus Base is still $100,000 because you did not withdraw more than your Maximum WB Amount.

●	Assume you make no subsequent Purchase Payments, but you take systematic withdrawals of $5,000 for a total of 3 years. On December 31, 2011:

●	Your Account Value is $103,184.
●	Your RGLB amount is $85,000 [$100,000 - ($5,000 x 3)].
●	Your GLB Base is still $100,000 because you withdrew no more than your Maximum WB Amount.
●	Your Maximum WB Amount is $5,000 [5% of your GLB Base].
●	Your Lifetime Income Base is still $100,000 because you withdrew no more than your Maximum WB for Life Amount.
●	Your Maximum WB for Life Amount is $5,000 [5% of your Lifetime Income Base].
●	Your Bonus Base is still $100,000 because you withdrew no more than your Maximum WB Amount.

Because your Account Value is greater than your RGLB amount, your GLB Base, and your Lifetime Income Base, you may step-up your RGLB amount, your GLB Base, your Bonus Base, and your Lifetime Income Base each to an amount equal to your current Account Value. Assume you elect to step-up. On January 1, 2012*:

●	Your Account Value is $103,184.
●	Your RGLB amount is $103,184.
●	Your GLB Base is $103,184.
●	Your Maximum WB Amount is $5,159 [5% of your new GLB Base].
●	Your Lifetime Income Base is $103,184.
●	Your Maximum WB for Life Amount is $5,159 [5% of your new Lifetime Income Base].
●	Your Bonus Base is $103,184.

*
Note: Assume instead that you elected to step-up sometime in 2012 after your withdrawal of $5,000 was taken and that your Account Value at the time of the step-up was $103,184. Your new Maximum WB Amount and new Maximum WB for Life amount of $5,159 would apply so that you could withdraw an additional $159 during the remainder of 2012 without exceeding your maximum amounts.

EXAMPLE 9: WB Election at Issue; Withdrawals Not Taken Immediately.

●
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●
Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of:
(i)	your old LIB of $100,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

●
Assume that you take no withdrawals in your second Contract Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $110,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $110,000.
Therefore, your GLB Base is now $110,000, and your new Maximum WB Amount is 5% of $110,000, or $5,500.
Your LIB will now become the greater of:
(i)	your old LIB of $105,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $110,000, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $110,000, and your new Maximum WB for Life Amount is 5% of $110,000, or $5,500. Your Bonus Base remains at $100,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,500 in your third Contract Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $110,000 - $5,500, or $104,500. Your GLB Base will remain at $110,000, so your Maximum WB Amount will remain at 5% of $110,000, or $5,500. Your LIB will also remain at $110,000, so your Maximum WB for Life Amount will remain at 5% of $110,000, or $5,500.

●
Assume that you remain alive and that you continue to make withdrawals of $5,500 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your LIB is still $110,000. Therefore, you can continue to receive $5,500 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 10: WB Election at Issue; Subsequent Purchase Payments made; Withdrawals Not Taken immediately.

●
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●
Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of:
(i)	your old LIB of $100,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

●
Assume that you make a Purchase Payment of $60,000 in your second Contract Year. Your RGLB amount, GLB Base, LIB, and Bonus Base are all increased by the amount of the Purchase Payment. Therefore, your RGLB amount, GLB Base, and LIB are all now equal to $105,000 plus $60,000 = $165,000. Your Bonus Base is now equal to $100,000 plus $60,000 = $160,000.

●
Assume that you take no withdrawals in your second Contract Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $8,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $173,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $165,000, and
(ii)	your new RGLB amount of $173,000.
Therefore, your GLB Base is now $173,000, and your new Maximum WB Amount is 5% of $173,000, or $8,650.
Your LIB will now become the greater of:
(i)	your old LIB of $165,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $173,000, and
(b)	your old LIB of $165,000 plus the bonus amount of $8,000.
Therefore, your LIB is now $173,000, and your new Maximum WB for Life Amount is 5% of $173,000, or $8,650. Your Bonus Base remains at $160,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $8,650 in your third Contract Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $173,000 - $8,650, or $164,350. Your GLB Base will remain at $173,000, so your Maximum WB Amount will remain at 5% of $173,000, or $8,650. Your LIB will also remain at $173,000, so your Maximum WB for Life Amount will remain at 5% of $173,000, or $8,650. Your Bonus Base will remain at $160,000.

●
Assume that you remain alive and that you continue to make withdrawals of $8,650 until the RGLB amount runs out in year 2030. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Contract Years. Your LIB is still $173,000. Therefore, you can continue to receive $8,650 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 11: WB Election at Issue; Withdrawals Taken.

●
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●
Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of:
(i)	your old LIB of $100,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,250 in your second Contract Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $105,000 - $5,250, or $99,750. Your GLB Base will remain at $105,000, so your Maximum WB Amount will remain at 5% of $105,000, or $5,250. Your LIB will also remain at $105,000, so your Maximum WB for Life Amount will remain at 5% of $105,000, or $5,250. Since your withdrawal did not exceed your Maximum WB Amount, your Bonus Base will remain at $100,000.

●
Assume that you take no withdrawals in your third Contract Year. Therefore, on January 1, 2012, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $104,750. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $104,750.
Therefore, your GLB Base remains at $105,000, and your Maximum WB Amount remains at 5% of $105,000, or $5,250.
Your LIB will now become the greater of:
(i)	your old LIB of $105,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $104,750, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB remains at $105,000, and your Maximum WB for Life Amount remains at 5% of $105,000, or $5,250.
Your Bonus Base remains at $100,000.

●
Assume that you take no withdrawals in your fourth Contract Year. Therefore, on January 1, 2013, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $109,750. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $109,750.
Therefore, your GLB Base is now $109,750, and your new Maximum WB Amount is 5% of $109,750, or $5,487.
Your LIB will now become the greater of:
(i)	your old LIB of $105,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $109,750, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $109,750, and your new Maximum WB for Life Amount is 5% of $109,750, or $5,487. Your Bonus Base remains at $100,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,487 in 2013. Also assume that you remain alive and continue to take annual withdrawals of $5,487 until the RGLB amount runs out in year 2032. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Contract Years. Your LIB is still $109,750. Therefore, you can continue to receive $5,487 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 12: WB Election at Issue; Excess Withdrawal Taken.

●
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●
Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of:
(i)	your old LIB of $100,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

●
Assume that you take a withdrawal of $6,000 in your second Contract Year. This withdrawal exceeds both your Maximum WB Amount and your Maximum WB for Life Amount of $5,250. Assume that your Account Value equals $90,000 after you make this withdrawal. Your RGLB amount will be reduced to the lesser of:

(i)	your old RGLB amount of $105,000 minus the $6,000 withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new RGLB amount is $90,000.
Your GLB Base will be reduced to the lesser of:
(i)	your old GLB Base of $105,000 minus the $750 excess withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new GLB Base is $90,000. Your new Maximum WB Amount is 5% of $90,000, or $4,500.
Your Bonus Base will be reduced to the lesser of:
(i)	your old Bonus Base of $100,000 minus the $750 excess withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new Bonus Base is $90,000.
Your LIB will be reduced to the lesser of:
(i)	your old LIB of $105,000 minus the $750 excess withdrawal, and
(ii)	your Account Value of $90,000.
Therefore, your new LIB is $90,000. Your new Maximum WB for Life Amount is 5% of $90,000, or $4,500.

●
Assume that you take no withdrawals in your third Contract Year. Therefore, on January 1, 2012, the RGLB amount will be increased by $4,500, which equals 5% of the Bonus Base. Your new RGLB amount is now $94,500. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $90,000, and
(ii)	your new RGLB amount of $94,500.
Therefore, your GLB Base is now $94,500, and your new Maximum WB Amount is 5% of $94,500, or $4,725.
Your LIB will now become the greater of:
(i)	your old LIB of $90,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $94,500, and
(b)	your old LIB of $90,000 plus the bonus amount of $4,500.
Therefore, your LIB is now $94,500, and your new Maximum WB for Life Amount is 5% of $94,500, or $4,725. Your Bonus Base remains at $90,000.

●
Assume that you take no withdrawals in your fourth Contract Year. Therefore, on January 1, 2013, the RGLB amount will be increased by $4,500, which equals 5% of the Bonus Base. Your new RGLB amount is now $99,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $94,500, and
(ii)	your new RGLB amount of $99,000.
Therefore, your GLB Base is now $99,000, and your new Maximum WB Amount is 5% of $99,000, or $4,950.
Your LIB will now become the greater of:
(i)	your old LIB of $94,500, and
(ii)	the lesser of:
(a)	your new RGLB amount of $99,000, and
(b)	your old LIB of $94,500 plus the bonus amount of $4,500.
Therefore, your LIB is now $99,000, and your new Maximum WB for Life Amount is 5% of $99,000, or $4,950. Your Bonus Base remains at $90,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $4,950 in 2013. Also assume that you remain alive and continue to take annual withdrawals of $4,950 until the RGLB amount runs out in year 2032. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Contract Years. Your LIB is still $99,000. Therefore, you can continue to receive $4,950 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 13: WB Election at Issue; Withdrawals Not Taken Immediately; Step-up elected.

●
Assume that you are age 65 at issue. Also assume that you elect the WB plan at issue. Your RGLB amount, your GLB Base, your Lifetime Income Base (LIB), and your Bonus Base all equal $100,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,000. Your Maximum WB for Life Amount equals 5% of your Lifetime Income Base, or $5,000.

●
Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $105,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $100,000, and
(ii)	your new RGLB amount of $105,000.
Therefore, your GLB Base is now $105,000, and your new Maximum WB Amount is 5% of $105,000, or $5,250.
Your LIB will now become the greater of:
(i)	your old LIB of $100,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $105,000, and
(b)	your old LIB of $100,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $105,000, and your new Maximum WB for Life Amount is 5% of $105,000, or $5,250. Your Bonus Base remains at $100,000.

●
Assume that you take no withdrawals in your second Contract Year. Therefore, on January 1, 2011, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $110,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $105,000, and
(ii)	your new RGLB amount of $110,000.
Therefore, your GLB Base is now $110,000, and your new Maximum WB Amount is 5% of $110,000, or $5,500.
Your LIB will now become the greater of:
(i)	your old LIB of $105,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $110,000, and
(b)	your old LIB of $105,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $110,000, and your new Maximum WB for Life Amount is 5% of $110,000, or $5,500. Your Bonus Base remains at $100,000.

●
Assume that you take no withdrawals in your third Contract Year. Therefore, on January 1, 2012, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $115,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $110,000, and
(ii)	your new RGLB amount of $115,000.
Therefore, your GLB Base is now $115,000, and your new Maximum WB Amount is 5% of $115,000, or $5,750.
Your LIB will now become the greater of:
(i)	your old LIB of $115,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $115,000, and
(b)	your old LIB of $110,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $115,000, and your new Maximum WB for Life Amount is 5% of $115,000, or $5,750. Your Bonus Base remains at $100,000.

●
Assume that on January 2, 2012 your Account Value is $118,000. Since you have have passed your first Contract Anniversary and have not stepped-up within the past year, and since your Account Value is greater than both the GLB Base and the LIB, you may step up your WB plan guarantees. Assume that you do elect to step up. Your RGLB amount, your GLB Base, your LIB and your Bonus Base are all now equal to $118,000. Your new Maximum WB Amount is 5% of $118,000, or $5,900. Your new Maximum WB for Life Amount is 5% of $118,000, or $5,900.

●
Assume that you take no withdrawals in your fourth Contract Year. Therefore, on January 1, 2013, the RGLB amount will be increased by $5,900, which equals 5% of the Bonus Base. Your new RGLB amount is now $123,900. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $118,000, and
(ii)	your new RGLB amount of $123,900.
Therefore, your GLB Base is now $123,900, and your new Maximum WB Amount is 5% of $123,900, or $6,195.
Your LIB will now become the greater of:
(i)	your old LIB of $118,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $123,900, and
(b)	your old LIB of $118,000 plus the bonus amount of $5,900.
Therefore, your LIB is now $123,900, and your new Maximum WB for Life Amount is 5% of $123,900, or $6,195. Your Bonus Base remains at $118,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,195 in your fifth Contract Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $123,900 - $6,195, or $117,705. Your GLB Base will remain at $123,900, so your Maximum WB Amount will remain at 5% of $123,900, or $6,195. Your LIB will also remain at $123,900, so your Maximum WB for Life Amount will remain at 5% of $123,900, or $6,195. Your Bonus Base remains at $118,000.

●
Assume that you remain alive and that you continue to make withdrawals of $6,195 until the RGLB amount runs out in year 2032. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Contract Years. Your LIB is still $123,900. Therefore, you can continue to receive $6,195 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 14: Switch from AB to WB; No Withdrawals under the AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Contract Year. Therefore, on January 1, 2011, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your third Contract Year. Therefore, on January 1, 2012, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that while you are in your fourth Contract Year, you switch to the WB plan. Assume that you have not taken any withdrawals yet. Your RGLB amount is now equal to your old GLB amount of $100,000 plus your accrued bonus amount of $15,000, for a total of $115,000. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $115,000. Your Maximum WB Amount equals 5% of your GLB Base, or $5,750. Your Maximum WB for Life Amount equals 5% of your LIB, or $5,750. Your Bonus Base remains at $100,000. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

●
Assume that you take no withdrawals in your fourth Contract Year. Therefore, on January 1, 2013, the RGLB amount will be increased by $5,000, which equals 5% of the Bonus Base. Your new RGLB amount is now $120,000. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $115,000, and
(ii)	your new RGLB amount of $120,000.
Therefore, your GLB Base is now $120,000, and your new Maximum WB Amount is 5% of $120,000, or $6,000.
Your LIB will now become the greater of:
(i)	your old LIB of $115,000, and
(ii)	the lesser of:
(a)	your new RGLB amount of $120,000, and
(b)	your old LIB of $115,000 plus the bonus amount of $5,000.
Therefore, your LIB is now $120,000, and your new Maximum WB for Life Amount is 5% of $120,000, or $6,000. Your Bonus Base remains at $100,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,000 in your fifth Contract Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $120,000 - $6,000, or $114,000. Your GLB Base will remain at $120,000, so your Maximum WB Amount will remain at 5% of $120,000, or $6,000. Your LIB will also remain at $120,000, so your Maximum WB for Life Amount will remain at 5% of $120,000, or $6,000. Your Bonus Base remains at $100,000.

●
Assume that you remain alive and that you continue to make withdrawals of $6,000 until the RGLB amount runs out in year 2032. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Contract Years. Your LIB is still $120,000. Therefore, you can continue to receive $6,000 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 15: Switch from AB to WB; Withdrawals under the AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Contract Year. Therefore, on January 1, 2011, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on March 10, 2011 (in your third Contract Year), your Account Value is $80,000. Also assume that you take a withdrawal of $10,000 on this date. Therefore, your ending Account Value on March 10, 2011 is $70,000. Your GLB amount, Bonus Base, and accrued bonus amount are reduced proportionally to the amount withdrawn. Therefore, your new GLB amount is $100,000 x ($70,000 ÷ $80,000) = $87,500. Your new Bonus Base is $100,000 x ($70,000 ÷ $80,000) = $87,500. Your new accrued bonus amount is $10,000 x ($70,000 ÷ $80,000) = $8,750

●
Assume that while you are in your fourth Contract Year, you switch to the WB plan. Your RGLB amount is now equal to your old GLB amount of $87,500 plus your accrued bonus amount of $8,750, for a total of $96,250. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $96,250. Your Maximum WB Amount equals 5% of your GLB Base, or $4,812. Your Maximum WB for Life Amount equals 5% of your LIB, or $4,812. Your Bonus Base remains at $87,500. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

●
Assume that you take no withdrawals in your fourth Contract Year. Therefore, on January 1, 2013, the RGLB amount will be increased by $4,375, which equals 5% of the Bonus Base. Your new RGLB amount is now $100,625. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $96,250, and
(ii)	your new RGLB amount of $100,625.
Therefore, your GLB Base is now $100,625, and your new Maximum WB Amount is 5% of $100,625, or $5,031.
Your LIB will now become the greater of:
(i)	your old LIB of $96,250, and
(ii)	the lesser of:
(a)	your new RGLB amount of $100,625, and
(b)	your old LIB of $96,250 plus the bonus amount of $4,375.
Therefore, your LIB is now $100,625, and your new Maximum WB for Life Amount is 5% of $100,625, or $5,031. Your Bonus Base remains at $87,500.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $5,031 in your fifth Contract Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $100,625 - $5,031, or $95,594. Your GLB Base will remain at $100,625, so your Maximum WB Amount will remain at 5% of $100,625, or $5,031. Your LIB will also remain at $100,625, so your Maximum WB for Life Amount will remain at 5% of $100,625, or $5,031. Your Bonus Base remains at $87,500.

●
Assume that you remain alive and that you continue to make withdrawals of $5,031 until the RGLB amount runs out in year 2032. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Contract Years. Your LIB is still $100,625. Therefore, you can continue to receive $5,031 per year as long as you are alive. Also, if there is a remaining Account Value, the Contract continues.

EXAMPLE 16: Switch from AB to WB; Step-up while in AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Contract Year. Therefore, on January 1, 2011, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your third Contract Year. Therefore, on January 1, 2012, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on January 2, 2012 your Account Value is $118,000. Since you have passed your first Contract Anniversary and have not stepped-up within the past year, and since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $118,000. Assume that you do elect to step up. Your GLB amount is now equal to $118,000. Also, your Bonus Base is now equal to $118,000. Your AB plan "maturity date" is now January 2, 2022. Since your new GLB amount of $118,000 is greater than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, your new accrued bonus amount is set equal to $0.

●
Assume that you take no withdrawals in your fourth Contract Year. Therefore, on January 1, 2013, your accrued bonus amount is $5,900, which equals $5,900 (5% of the Bonus Base) plus your previous accrued bonus amount of $0. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $118,000.

●
Assume that while you are in your fifth Contract Year, you switch to the WB plan. Assume that you have not taken any withdrawals yet. Your RGLB amount is now equal to your old GLB amount of $118,000 plus your accrued bonus amount of $5,900, for a total of $123,900. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $123,900. Your Maximum WB Amount equals 5% of your GLB Base, or $6,195. Your Maximum WB for Life Amount equals 5% of your LIB, or $6,195. Your Bonus Base remains at $118,000. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

●
Assume that you take no withdrawals in your fifth Contract Year. Therefore, on January 1, 2014, the RGLB amount will be increased by $5,900, which equals 5% of the Bonus Base. Your new RGLB amount is now $129,800. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $123,900, and
(ii)	your new RGLB amount of $129,800.
Therefore, your GLB Base is now $129,800, and your new Maximum WB Amount is 5% of $129,800, or $6,490.
Your LIB will now become the greater of:
(i)	your old LIB of $123,900, and
(ii)	the lesser of:
(a)	your new RGLB amount of $129,800, and
(b)	your old LIB of $123,900 plus the bonus amount of $5,900.
Therefore, your LIB is now $129,800, and your new Maximum WB for Life Amount is 5% of $129,800, or $6,490. Your Bonus Base remains at $118,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,490 in your sixth Contract Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $129,800 - $6,490, or $123,310. Your GLB Base will remain at $129,800, so your Maximum WB Amount will remain at 5% of $129,800, or $6,490. Your LIB will also remain at $129,800, so your Maximum WB for Life Amount will remain at 5% of $129,800, or $6,490. Your Bonus Base remains at $118,000.

●
Assume that you remain alive and that you continue to make withdrawals of $6,490 until the RGLB amount runs out in year 2033. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Contract Years. Your LIB is still $129,800. Therefore, you can continue to receive $6,490 per year as long as you are alive. We will continue to charge the rider fee for as long as you are eligible to receive benefits under the WB Plan. The Owner can annuitize as long as there is a remaining Account Value, but if Account Value drops to zero, the Contract terminates.

EXAMPLE 17: Switch from AB to WB; Step-up while in AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your GLB amount at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your second Contract Year. Therefore, on January 1, 2011, your accrued bonus amount is $10,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $5,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that you take no withdrawals in your third Contract Year. Therefore, on January 1, 2012, your accrued bonus amount is $15,000, which equals $5,000 (5% of the Bonus Base) plus your previous accrued bonus amount of $10,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on January 2, 2012 your Account Value is $112,000. Since you have passed your first Contract Anniversary and have not stepped-up within the past year, and since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $112,000. Assume that you do elect to step up. Your GLB amount is now equal to $112,000. Also, your Bonus Base is now equal to $112,000. Your AB plan "maturity date" is now January 2, 2022. Since your new GLB amount of $112,000 is less than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, your new accrued bonus amount is set equal to the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $15,000, less your new GLB amount of $112,000. Therefore, your new accrued bonus amount is $3,000.

●
Assume that you take no withdrawals in your fourth Contract Year. Therefore, on January 1, 2013, your accrued bonus amount is $8,600, which equals $5,600 (5% of the Bonus Base) plus your previous accrued bonus amount of $3,000. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $112,000.

●
Assume that while you are in your fifth Contract Year, you switch to the WB plan. Assume that you have not taken any withdrawals yet. Your RGLB amount is now equal to your old GLB amount of $112,000 plus your accrued bonus amount of $8,600, for a total of $120,600. Your GLB Base and your LIB are both set equal to the RGLB amount at the time of conversion to the WB plan. Therefore, both the GLB Base and the LIB are equal to $120,600. Your Maximum WB Amount equals 5% of your GLB Base, or $6,030. Your Maximum WB for Life Amount equals 5% of your LIB, or $6,030. Your Bonus Base remains at $112,000. Since you have switched to the WB plan, your accrued bonus amount becomes $0.

●
Assume that you take no withdrawals in your fifth Contract Year. Therefore, on January 1, 2014, the RGLB amount will be increased by $5,600, which equals 5% of the Bonus Base. Your new RGLB amount is now $126,200. Your GLB Base will now become the greater of:

(i)	your old GLB Base of $120,600, and
(ii)	your new RGLB amount of $126,200.
Therefore, your GLB Base is now $126,200, and your new Maximum WB Amount is 5% of $126,200, or $6,310.
Your LIB will now become the greater of:
(i)	your old LIB of $120,600, and
(ii)	the lesser of:
(a)	your new RGLB amount of $126,200, and
(b)	your old LIB of $120,600 plus the bonus amount of $5,600.
Therefore, your LIB is now $126,200, and your new Maximum WB for Life Amount is 5% of $126,200, or $6,310. Your Bonus Base remains at $112,000.

●
Assume that you take a withdrawal equal to your Maximum WB for Life Amount of $6,310 in your sixth Contract Year. Your RGLB amount will be reduced by the amount of the withdrawal, so that it will equal $126,200 - $6,310, or $119,890. Your GLB Base will remain at $126,200, so your Maximum WB Amount will remain at 5% of $126,200, or $6,310. Your LIB will also remain at $126,200, so your Maximum WB for Life Amount will remain at 5% of $126,200, or $6,310. Your Bonus Base remains at $112,000.

●
Assume that you remain alive and that you continue to make withdrawals of $6,310 until the RGLB amount runs out in year 2033. Because the RGLB amount is now $0, the GLB Base also becomes $0. Your Bonus Base is $0 because bonus credits may only be given in the first ten Contract Years. Your LIB is still $126,200. Therefore, you can continue to receive $6,310 per year as long as you are alive. We will continue to charge the rider fee for as long as you are eligible to receive benefits under the WB Plan. The Owner can annuitize as long as there is a remaining Account Value, but if the Account Value drops to zero, the Contract terminates.

EXAMPLE 18: Calculation of Explicit Rider Charges under AB Plan.

●
Assume that you did not elect the WB plan at any time. Assume that your Account Value increases at an annual rate of 5% per year throughout the next ten years. Also assume that you do not elect to step-up at any time.

●
On March 31, 2009, your Account Value before the charge for Secured Returns for Life Plus is taken is $101,196.79. The charge deducted on March 31, 2009 is $126.50 ($101,196.79 x .00125). Therefore, your ending Account Value on March 31, 2009 is $101,070.29 ($101,196.79 - $126.50).

●
On June 30, 2009, your Account Value before the charge for Secured Returns for Life Plus is taken is $102,307.23. The fee deducted on June 30, 2009 is $127.88 ($102,307.23 x .00125). Therefore, your ending Account Value on June 30, 2009 is $102,179.35 ($102,307.23 - $127.88).

●
On September 30, 2009, your Account Value before the charge for Secured Returns for Life Plus is taken is $103,443.69. The fee deducted on September 30, 2009 is $129.30 ($103,443.69 x .00125). Therefore, your ending Account Value on September 30, 2009 is $103,314.39 ($103,443.69 - $129.30).

●
This pattern continues until the maturity date for your Benefit of January 1, 2019. On that date, your Account will be credited with a payment. If your current Account Value is less than your current GLB amount, then your Account will be credited with the difference between these two amounts. If your current Account Value is greater than your current GLB amount, then your Account will be credited with the sum of all of Secured Returns for Life Plus charges that have been made. Note that if Secured Returns for Life Plus was revoked or cancelled before the maturity date for your Benefit of January 1, 2019, then no Secured Returns for Life Plus credit will be made to your Account.

●
If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount equal to the ending January 1, 2019 Account Value at the cost and terms available to new Owners.

EXAMPLE 19: One Year Step-up elected under AB Plan.

●
Assume that you are age 65 at issue. Assume that you elect the AB plan. Your Guaranteed Living Benefit amount ("GLB amount") at issue and your Bonus Base at issue are both equal to $100,000 (your Purchase Payment amount). Assume that you take no withdrawals in your first Contract Year. Therefore, on January 1, 2010, your accrued bonus amount is $5,000, which equals 5% of the Bonus Base. Since no withdrawals have been taken, your GLB amount and your Bonus Base both remain at $100,000.

●
Assume that on January 1, 2010 your Account Value is $118,000. Since your Account Value is greater than your GLB amount, you may elect to step up to a new ten year period, with a new GLB amount of $118,000. Assume that you do elect to step up. Your GLB amount is now equal to $118,000. Also, your Bonus Base is now equal to $118,000. Your AB plan Maturity Date is now January 1, 2020. Since your new GLB amount of $118,000 is greater than the sum of your old GLB amount of $100,000 plus your old accrued bonus amount of $5,000, your new accrued bonus amount is set equal to $0.

●
Assume that you remain in the AB plan until it "matures" on January 1, 2020. Assume that you have taken no withdrawals since your Contract was issued. Your accrued bonus amount is $53,100 ($5,900 per year for nine years). Since your rider has "matured" in the AB plan, the accrued bonus amount becomes $0. Assume that your Account Value on January 1, 2020 is $112,000. Since your Account Value is less than your GLB amount by $6,000, an amount equal to $6,000 will be deposited into your Contract ($118,000 - $112,000).

●
If Secured Returns for Life Plus is still available to new Owners, you may elect to renew your participation in Secured Returns for Life Plus with a new GLB amount of $118,000 at the cost and terms available to new Owners.

APPENDIX E -
BUILD YOUR PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the "build your portfolio" program. This program is more fully described under "BUILD YOUR PORTFOLIO" in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the "Designated Funds" requirement under certain optional living benefit riders.

Fixed Income Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 60%	20% to 50%	0% to 30%	0% to 10%

PIMCO VIT Total Return Portfolio	Franklin Income Securities Fund	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
Sun Capital Investment Grade Bond Fund®	Oppenheimer Balanced Fund/VA	SCSM Oppenheimer Main Street Small Cap Fund	MFS® High Yield Portfolio[5]
MFS® Government Securities Portfolio	Fidelity® VIP Balanced Portfolio	MFS® Growth Portfolio[2]	PIMCO VIT Emerging Markets Bond Portfolio
MFS®/Sun Life Bond Portfolio	Lord Abbett Series Fund All Value Portfolio	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund®
PIMCO VIT Real Return Portfolio	Lord Abbett Series Fund Growth & Income Portfolio[5]	SCSM Oppenheimer Large Cap Core Fund	PIMCO VIT All Asset Portfolio[5]
MFS® Money Market Portfolio[5]	MFS® Value Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio
PIMCO VIT Low Duration Portfolio[5]	MFS® Total Return Portfolio	Oppenheimer Main St. Small Cap Fund/VA2	Templeton Developing Markets Securities Fund[5]
Sun Capital Money Market Fund®	Van Kampen LIT Comstock II	MFS® New Discovery Portfolio[2]	MFS® Emerging Markets Equity Portfolio[2]
SCSM Goldman Sachs Short Duration Fund	Mutual Shares Securities Fund	MFS® Mass Investors Growth Stock Portfolio[2]	MFS® Strategic Income Portfolio[1]
	Lord Abbett Series Fund Mid-Cap Value Portfolio[5]	MFS® International Value Portfolio	SCSM PIMCO High Yield Fund
	MFS® Utilities Portfolio	Templeton Foreign Securities Fund[5]	Lazard Retirement Emerging Markets Series
	MFS® Blended Research Core Equity Portfolio[2]	MFS® Research International Portfolio
	MFS® Research Portfolio[2]	Templeton Growth Securities Fund
	MFS® Core Equity Portfolio	First Eagle Overseas Variable Fund
	SCSM Davis Venture Value Fund	Oppenheimer Global Securities Fund/VA
	Oppenheimer Main St. Fund®/VA	Columbia Marsico International Opportunities Fund, Variable Series
	Fidelity® VIP Freedom 2010 Portfolio	Fidelity® VIP Mid Cap Portfolio
	Fidelity® VIP Freedom 2015 Portfolio	Wanger USA[3]
	Fidelity® VIP Freedom 2020 Portfolio	Wanger Select, Variable Series[3]
	MFS® Strategic Value Portfolio[1]	Columbia Small Cap Value[3]
	MFS® Mid Cap Value Portfolio[1]	MFS® International Growth Portfolio
	Huntington VA Dividend Capture Fund[5]	SCSM FI Large Cap Growth Fund
	Huntington VA Income Equity Fund[5]	Columbia Marsico Growth Fund, Variable Series[4]
	SCSM Lord Abbett Growth & Income Fund	Columbia Marsico 21st Century Fund, Variable Series[4]
	SCSM Goldman Sachs Mid Cap Value Fund	MFS® Capital Appreciation Portfolio[1]
	AllianceBernstein VPS Wealth Appreciation Strategy Portfolio	MFS® Mid Cap Growth Portfolio[1]
	AllianceBernstein VPS Balanced Wealth Strategy Portfolio	MFS® Global Growth Portfolio[1]

Fixed Income Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 60%	20% to 50%	0% to 30%	0% to 10%

	Franklin Templeton Founding Funds Allocation Fund	SCSM Blue Chip Mid Cap Fund
	Van Kampen UIF Equity & Income II Fund	Van Kampen UIF Mid Cap Growth Fund
Van Kampen UIF Mid Cap Value II Fund
AllianceBernstein International Growth Portfolio
AllianceBernstein VPS International Value Portfolio
Fidelity® VIP Contrafund

1 Only available if you purchased your Contract before February 2, 2004.
2 Only available if you purchased your Contract before March 5, 2007.
3 Only available if you purchased your Contract through a Bank of America representative before April 22, 2007.
4 Only B Class shares available if you purchased your Contract on or after March 5, 2007.  Only A Class shares available if you purchased your Contract through a Bank of America representative before March 5, 2007.
5 Only available if you purchased your Contract before March 10, 2008.

APPENDIX F -
CONDENSED FINANCIAL INFORMATION

The following information for SUN LIFE FINANCIAL MASTERS ACCESS NY should be read in conjunction with the Variable Account’s financial statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown.

Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year

Columbia Marsico 21st Century Class B	01	2007	10.0000	12.1432	1

Columbia Marsico 21st Century Class B	02	2007	10.0000	12.1228	1,722

Columbia Marsico 21st Century Class B	03	2007	10.0000	12.1024	0

Columbia Marsico Growth Class B	01	2007	10.0000	11.7829	2,111

Columbia Marsico Growth Class B	02	2007	10.0000	11.7631	0

Columbia Marsico Growth Class B	03	2007	10.0000	11.7433	0

Columbia Marsico International Opp fund, Variable Fund	01	2007	10.0000	12.4520	48,279

Columbia Marsico International Opp fund, Variable Fund	02	2007	10.0000	12.4311	952

Columbia Marsico International Opp fund, Variable Fund	03	2007	10.0000	12.4102	0

Fidelity VIP Balanced Svc2	01	2007	10.0000	10.7289	0

Fidelity VIP Balanced Svc2	02	2007	10.0000	10.7109	0

Fidelity VIP Balanced Svc2	03	2007	10.0000	10.6929	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	01	2007	11.1088	11.8386	0
Fidelity VIP Freedom 2010 Portfolio Service Class 2	01	2006	10.3124	11.1088	0
Fidelity VIP Freedom 2010 Portfolio Service Class 2	01	2005	10.0000	10.3124	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	02	2007	11.0826	11.7865	0
Fidelity VIP Freedom 2010 Portfolio Service Class 2	02	2006	10.3090	11.0826	0
Fidelity VIP Freedom 2010 Portfolio Service Class 2	02	2005	10.0000	10.3090	0

Fidelity VIP Freedom 2010 Portfolio Service Class 2	03	2007	11.0563	11.7344	0
Fidelity VIP Freedom 2010 Portfolio Service Class 2	03	2006	10.3055	11.0563	0
Fidelity VIP Freedom 2010 Portfolio Service Class 2	03	2005	10.0000	10.3055	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	01	2007	11.3182	12.1343	0
Fidelity VIP Freedom 2015 Portfolio Service Class 2	01	2006	10.3876	11.3182	0
Fidelity VIP Freedom 2015 Portfolio Service Class 2	01	2005	10.0000	10.3876	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	02	2007	11.2915	12.0809	0
Fidelity VIP Freedom 2015 Portfolio Service Class 2	02	2006	10.3841	11.2915	0
Fidelity VIP Freedom 2015 Portfolio Service Class 2	02	2005	10.0000	10.3841	0

Fidelity VIP Freedom 2015 Portfolio Service Class 2	03	2007	11.2647	12.0275	0
Fidelity VIP Freedom 2015 Portfolio Service Class 2	03	2006	10.3806	11.2647	0
Fidelity VIP Freedom 2015 Portfolio Service Class 2	03	2005	10.0000	10.3806	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	01	2007	11.4517	12.3779	0
Fidelity VIP Freedom 2020 Portfolio Service Class 2	01	2006	10.4285	11.4517	0
Fidelity VIP Freedom 2020 Portfolio Service Class 2	01	2005	10.0000	10.4285	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	02	2007	11.4246	12.3234	0
Fidelity VIP Freedom 2020 Portfolio Service Class 2	02	2006	10.4250	11.4246	0
Fidelity VIP Freedom 2020 Portfolio Service Class 2	02	2005	10.0000	10.4250	0

Fidelity VIP Freedom 2020 Portfolio Service Class 2	03	2007	11.3975	12.2690	0
Fidelity VIP Freedom 2020 Portfolio Service Class 2	03	2006	10.4215	11.3975	0
Fidelity VIP Freedom 2020 Portfolio Service Class 2	03	2005	10.0000	10.4215	0

Fidelity VIP Mid Cap Svc2	01	2007	10.0000	11.6777	599

Fidelity VIP Mid Cap Svc2	02	2007	10.0000	11.6582	1,631

Fidelity VIP Mid Cap Svc2	03	2007	10.0000	11.6385	0

First Eagle Overseas Variable Fund	01	2007	10.0000	10.6485	37,791

First Eagle Overseas Variable Fund	02	2007	10.0000	10.6307	6,481

First Eagle Overseas Variable Fund	03	2007	10.0000	10.6128	0

Franklin Income Securities Class 2	01	2007	10.0000	10.1772	0

Franklin Income Securities Class 2	02	2007	10.0000	10.1602	1,339

Franklin Income Securities Class 2	03	2007	10.0000	10.1430	0

Franklin Small Cap Value Securities Fund	01	2007	18.8786	18.1143	1,355
Franklin Small Cap Value Securities Fund	01	2006	16.4164	18.8786	1,347
Franklin Small Cap Value Securities Fund	01	2005	15.3534	16.4164	569
Franklin Small Cap Value Securities Fund	01	2004	12.6222	15.3534	116
Franklin Small Cap Value Securities Fund	01	2003	10.0000	12.6222	44

Franklin Small Cap Value Securities Fund	02	2007	18.7394	17.9440	0
Franklin Small Cap Value Securities Fund	02	2006	16.3285	18.7394	0
Franklin Small Cap Value Securities Fund	02	2005	15.3023	16.3285	128
Franklin Small Cap Value Securities Fund	02	2004	12.6059	15.3023	0
Franklin Small Cap Value Securities Fund	02	2003	10.0000	12.6059	0

Franklin Small Cap Value Securities Fund	03	2007	18.6008	17.7746	147
Franklin Small Cap Value Securities Fund	03	2006	16.2408	18.6008	145
Franklin Small Cap Value Securities Fund	03	2005	15.2511	16.2408	157
Franklin Small Cap Value Securities Fund	03	2004	12.5894	15.2511	169
Franklin Small Cap Value Securities Fund	03	2003	10.0000	12.5894	101

Franklin Strategic Income Securities Class 2	01	2007	10.0000	10.3355	0

Franklin Strategic Income Securities Class 2	02	2007	10.0000	10.3182	0

Franklin Strategic Income Securities Class 2	03	2007	10.0000	10.3008	0

Lord Abbett All Value Portfolio	01	2007	14.0019	14.6878	1,061
Lord Abbett All Value Portfolio	01	2006	12.4243	14.0019	1,061
Lord Abbett All Value Portfolio	01	2005	11.8171	12.4243	0
Lord Abbett All Value Portfolio	01	2004	10.3896	11.8171	0
Lord Abbett All Value Portfolio	01	2003	10.0000	10.3896	0

Lord Abbett All Value Portfolio	02	2007	13.9149	14.5667	0
Lord Abbett All Value Portfolio	02	2006	12.3722	13.9149	0
Lord Abbett All Value Portfolio	02	2005	11.7915	12.3722	0
Lord Abbett All Value Portfolio	02	2004	10.3883	11.7915	0
Lord Abbett All Value Portfolio	02	2003	10.0000	10.3883	0

Lord Abbett All Value Portfolio	03	2007	13.8282	14.4461	0
Lord Abbett All Value Portfolio	03	2006	12.3202	13.8282	0
Lord Abbett All Value Portfolio	03	2005	11.7658	12.3202	0
Lord Abbett All Value Portfolio	03	2004	10.3870	11.7658	0
Lord Abbett All Value Portfolio	03	2003	10.0000	10.3870	0

Lord Abbett Series Fund Growth and Income	01	2007	15.5213	15.7805	4,112
Lord Abbett Series Fund Growth and Income	01	2006	13.4633	15.5213	5,181
Lord Abbett Series Fund Growth and Income	01	2005	13.2648	13.4633	4,767
Lord Abbett Series Fund Growth and Income	01	2004	11.9791	13.2648	6,999
Lord Abbett Series Fund Growth and Income	01	2003	10.0000	11.9791	4,037

Lord Abbett Series Fund Growth and Income	02	2007	15.4069	15.6321	7,311
Lord Abbett Series Fund Growth and Income	02	2006	13.3912	15.4069	5,206
Lord Abbett Series Fund Growth and Income	02	2005	13.2206	13.3912	4,952
Lord Abbett Series Fund Growth and Income	02	2004	11.9635	13.2206	2,095
Lord Abbett Series Fund Growth and Income	02	2003	10.0000	11.9635	1,530

Lord Abbett Series Fund Growth and Income	03	2007	15.2928	15.4846	514
Lord Abbett Series Fund Growth and Income	03	2006	13.3192	15.2928	537
Lord Abbett Series Fund Growth and Income	03	2005	13.1763	13.3192	577
Lord Abbett Series Fund Growth and Income	03	2004	11.9480	13.1763	588
Lord Abbett Series Fund Growth and Income	03	2003	10.0000	11.9480	324

Lord Abbett Series Fund Growth Opportunities	01	2007	12.1791	14.5187	490
Lord Abbett Series Fund Growth Opportunities	01	2006	11.4827	12.1791	656
Lord Abbett Series Fund Growth Opportunities	01	2005	11.1645	11.4827	85
Lord Abbett Series Fund Growth Opportunities	01	2004	10.2112	11.1645	0
Lord Abbett Series Fund Growth Opportunities	01	2003	10.0000	10.2112	0

Lord Abbett Series Fund Growth Opportunities	02	2007	12.1035	14.3990	630
Lord Abbett Series Fund Growth Opportunities	02	2006	11.4346	12.1035	649
Lord Abbett Series Fund Growth Opportunities	02	2005	11.1403	11.4346	585
Lord Abbett Series Fund Growth Opportunities	02	2004	10.2098	11.1403	295
Lord Abbett Series Fund Growth Opportunities	02	2003	10.0000	10.2098	0

Lord Abbett Series Fund Growth Opportunities	03	2007	12.0280	14.2798	0
Lord Abbett Series Fund Growth Opportunities	03	2006	11.3864	12.0280	0
Lord Abbett Series Fund Growth Opportunities	03	2005	11.1160	11.3864	0
Lord Abbett Series Fund Growth Opportunities	03	2004	10.2085	11.1160	0
Lord Abbett Series Fund Growth Opportunities	03	2003	10.0000	10.2085	0

Lord Abbett Series Fund Mid Cap Value	01	2007	17.3842	17.1863	2,027
Lord Abbett Series Fund Mid Cap Value	01	2006	15.7568	17.3842	1,243
Lord Abbett Series Fund Mid Cap Value	01	2005	14.8108	15.7568	274
Lord Abbett Series Fund Mid Cap Value	01	2004	12.1470	14.8108	528
Lord Abbett Series Fund Mid Cap Value	01	2003	10.0000	12.1470	47

Lord Abbett Series Fund Mid Cap Value	02	2007	17.2561	17.0247	413
Lord Abbett Series Fund Mid Cap Value	02	2006	15.6724	17.2561	284
Lord Abbett Series Fund Mid Cap Value	02	2005	14.7614	15.6724	219
Lord Abbett Series Fund Mid Cap Value	02	2004	12.1313	14.7614	469
Lord Abbett Series Fund Mid Cap Value	02	2003	10.0000	12.1313	0

Lord Abbett Series Fund Mid Cap Value	03	2007	17.1284	16.8640	0
Lord Abbett Series Fund Mid Cap Value	03	2006	15.5882	17.1284	0
Lord Abbett Series Fund Mid Cap Value	03	2005	14.7120	15.5882	0
Lord Abbett Series Fund Mid Cap Value	03	2004	12.1155	14.7120	0
Lord Abbett Series Fund Mid Cap Value	03	2003	10.0000	12.1155	0

MFS/Sun Life Bond Series S Class	01	2007	10.9025	11.0679	0
MFS/Sun Life Bond Series S Class	01	2006	10.5754	10.9025	0
MFS/Sun Life Bond Series S Class	01	2005	10.5891	10.5754	0
MFS/Sun Life Bond Series S Class	01	2004	10.1716	10.5891	0
MFS/Sun Life Bond Series S Class	01	2003	10.0000	10.1716	1,016

MFS/Sun Life Bond Series S Class	02	2007	10.8221	10.9638	0
MFS/Sun Life Bond Series S Class	02	2006	10.5187	10.8221	0
MFS/Sun Life Bond Series S Class	02	2005	10.5538	10.5187	0
MFS/Sun Life Bond Series S Class	02	2004	10.1584	10.5538	0
MFS/Sun Life Bond Series S Class	02	2003	10.0000	10.1584	0

MFS/Sun Life Bond Series S Class	03	2007	10.7419	10.8603	0
MFS/Sun Life Bond Series S Class	03	2006	10.4622	10.7419	0
MFS/Sun Life Bond Series S Class	03	2005	10.5184	10.4622	0
MFS/Sun Life Bond Series S Class	03	2004	10.1451	10.5184	0
MFS/Sun Life Bond Series S Class	03	2003	10.0000	10.1451	0

MFS/Sun Life Capital Appreciation Series S Class	01	2007	12.6994	13.8461	0
MFS/Sun Life Capital Appreciation Series S Class	01	2006	12.1809	12.6994	0
MFS/Sun Life Capital Appreciation Series S Class	01	2005	12.3129	12.1809	0
MFS/Sun Life Capital Appreciation Series S Class	01	2004	11.3071	12.3129	0
MFS/Sun Life Capital Appreciation Series S Class	01	2003	10.0000	11.3071	0

MFS/Sun Life Capital Appreciation Series S Class	02	2007	12.6057	13.7159	115
MFS/Sun Life Capital Appreciation Series S Class	02	2006	12.1157	12.6057	115
MFS/Sun Life Capital Appreciation Series S Class	02	2005	12.2718	12.1157	116
MFS/Sun Life Capital Appreciation Series S Class	02	2004	11.2925	12.2718	116
MFS/Sun Life Capital Appreciation Series S Class	02	2003	10.0000	11.2925	117

MFS/Sun Life Capital Appreciation Series S Class	03	2007	12.5124	13.5864	0
MFS/Sun Life Capital Appreciation Series S Class	03	2006	12.0506	12.5124	0
MFS/Sun Life Capital Appreciation Series S Class	03	2005	12.2308	12.0506	0
MFS/Sun Life Capital Appreciation Series S Class	03	2004	11.2778	12.2308	0
MFS/Sun Life Capital Appreciation Series S Class	03	2003	10.0000	11.2778	0

MFS/Sun Life Core Equity Series S Class	01	2007	10.0000	10.8668	0

MFS/Sun Life Core Equity Series S Class	02	2007	10.0000	10.8485	0

MFS/Sun Life Core Equity Series S Class	03	2007	10.0000	10.8303	0

MFS/Sun Life Emerging Growth Series S Class	01	2007	14.5457	17.2997	0
MFS/Sun Life Emerging Growth Series S Class	01	2006	13.7391	14.5457	0
MFS/Sun Life Emerging Growth Series S Class	01	2005	12.8340	13.7391	179
MFS/Sun Life Emerging Growth Series S Class	01	2004	11.5581	12.8340	179
MFS/Sun Life Emerging Growth Series S Class	01	2003	10.0000	11.5581	0

MFS/Sun Life Emerging Growth Series S Class	02	2007	14.4384	17.1369	0
MFS/Sun Life Emerging Growth Series S Class	02	2006	13.6655	14.4384	0
MFS/Sun Life Emerging Growth Series S Class	02	2005	12.7912	13.6655	0
MFS/Sun Life Emerging Growth Series S Class	02	2004	11.5431	12.7912	0
MFS/Sun Life Emerging Growth Series S Class	02	2003	10.0000	11.5431	0

MFS/Sun Life Emerging Growth Series S Class	03	2007	14.3315	16.9752	0
MFS/Sun Life Emerging Growth Series S Class	03	2006	13.5920	14.3315	0
MFS/Sun Life Emerging Growth Series S Class	03	2005	12.7484	13.5920	0
MFS/Sun Life Emerging Growth Series S Class	03	2004	11.5281	12.7484	0
MFS/Sun Life Emerging Growth Series S Class	03	2003	10.0000	11.5281	0

MFS/Sun Life Emerging Markets Equity Series S Class	01	2007	14.3683	19.1053	0
MFS/Sun Life Emerging Markets Equity Series S Class	01	2006	11.2521	14.3683	0
MFS/Sun Life Emerging Markets Equity Series S Class	01	2005	10.0000	11.2521	0

MFS/Sun Life Emerging Markets Equity Series S Class	02	2007	14.3344	19.0212	0
MFS/Sun Life Emerging Markets Equity Series S Class	02	2006	11.2483	14.3344	0
MFS/Sun Life Emerging Markets Equity Series S Class	02	2005	10.0000	11.2483	0

MFS/Sun Life Emerging Markets Equity Series S Class	03	2007	14.3004	18.9372	0
MFS/Sun Life Emerging Markets Equity Series S Class	03	2006	11.2445	14.3004	0
MFS/Sun Life Emerging Markets Equity Series S Class	03	2005	10.0000	11.2445	0

MFS/Sun Life Global Growth Series S Class	01	2007	17.5106	19.4554	105
MFS/Sun Life Global Growth Series S Class	01	2006	15.2239	17.5106	111
MFS/Sun Life Global Growth Series S Class	01	2005	14.1126	15.2239	119
MFS/Sun Life Global Growth Series S Class	01	2004	12.4401	14.1126	128
MFS/Sun Life Global Growth Series S Class	01	2003	10.0000	12.4401	46

MFS/Sun Life Global Growth Series S Class	02	2007	17.3815	19.2725	0
MFS/Sun Life Global Growth Series S Class	02	2006	15.1424	17.3815	0
MFS/Sun Life Global Growth Series S Class	02	2005	14.0655	15.1424	0
MFS/Sun Life Global Growth Series S Class	02	2004	12.4240	14.0655	0
MFS/Sun Life Global Growth Series S Class	02	2003	10.0000	12.4240	0

MFS/Sun Life Global Growth Series S Class	03	2007	17.2529	19.0906	0
MFS/Sun Life Global Growth Series S Class	03	2006	15.0610	17.2529	0
MFS/Sun Life Global Growth Series S Class	03	2005	14.0185	15.0610	0
MFS/Sun Life Global Growth Series S Class	03	2004	12.4078	14.0185	0
MFS/Sun Life Global Growth Series S Class	03	2003	10.0000	12.4078	0

MFS/Sun Life Government Securities Series S Class	01	2007	10.2692	10.7909	12,739
MFS/Sun Life Government Securities Series S Class	01	2006	10.0956	10.2692	15,047
MFS/Sun Life Government Securities Series S Class	01	2005	10.0677	10.0956	18,735
MFS/Sun Life Government Securities Series S Class	01	2004	9.8911	10.0677	18,639
MFS/Sun Life Government Securities Series S Class	01	2003	10.0000	9.8911	10,196

MFS/Sun Life Government Securities Series S Class	02	2007	10.1934	10.6894	3,500
MFS/Sun Life Government Securities Series S Class	02	2006	10.0415	10.1934	4,372
MFS/Sun Life Government Securities Series S Class	02	2005	10.0341	10.0415	4,139
MFS/Sun Life Government Securities Series S Class	02	2004	9.8782	10.0341	2,783
MFS/Sun Life Government Securities Series S Class	02	2003	10.0000	9.8782	3,206

MFS/Sun Life Government Securities Series S Class	03	2007	10.1179	10.5885	0
MFS/Sun Life Government Securities Series S Class	03	2006	9.9875	10.1179	0
MFS/Sun Life Government Securities Series S Class	03	2005	10.0005	9.9875	0
MFS/Sun Life Government Securities Series S Class	03	2004	9.8653	10.0005	0
MFS/Sun Life Government Securities Series S Class	03	2003	10.0000	9.8653	0

MFS/Sun Life High Yield Series S Class	01	2007	12.7627	12.7406	1,366
MFS/Sun Life High Yield Series S Class	01	2006	11.7979	12.7627	2,040
MFS/Sun Life High Yield Series S Class	01	2005	11.7735	11.7979	2,114
MFS/Sun Life High Yield Series S Class	01	2004	10.9515	11.7735	2,252
MFS/Sun Life High Yield Series S Class	01	2003	10.0000	10.9515	1,007

MFS/Sun Life High Yield Series S Class	02	2007	12.6686	12.6208	1,161
MFS/Sun Life High Yield Series S Class	02	2006	11.7347	12.6686	591
MFS/Sun Life High Yield Series S Class	02	2005	11.7343	11.7347	635
MFS/Sun Life High Yield Series S Class	02	2004	10.9373	11.7343	2,461
MFS/Sun Life High Yield Series S Class	02	2003	10.0000	10.9373	925

MFS/Sun Life High Yield Series S Class	03	2007	12.5748	12.5017	428
MFS/Sun Life High Yield Series S Class	03	2006	11.6716	12.5748	438
MFS/Sun Life High Yield Series S Class	03	2005	11.6950	11.6716	443
MFS/Sun Life High Yield Series S Class	03	2004	10.9230	11.6950	435
MFS/Sun Life High Yield Series S Class	03	2003	10.0000	10.9230	232

MFS/Sun Life International Growth Series S Class	01	2007	10.0000	11.7937	0

MFS/Sun Life International Growth Series S Class	02	2007	10.0000	11.7739	0

MFS/Sun Life International Growth Series S Class	03	2007	10.0000	11.7541	0

MFS/Sun Life International Value Series S Class	01	2007	10.0000	10.8868	1,209

MFS/Sun Life International Value Series S Class	02	2007	10.0000	10.8685	2,898

MFS/Sun Life International Value Series S Class	03	2007	10.0000	10.8502	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2007	12.9325	14.1434	540
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2006	12.2474	12.9325	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2005	11.9615	12.2474	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2004	11.1277	11.9615	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2003	10.0000	11.1277	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2007	12.8371	14.0104	779
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2006	12.1817	12.8371	622
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2005	11.9216	12.1817	446
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2004	11.1132	11.9216	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2003	10.0000	11.1132	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2007	12.7420	13.8781	191
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2006	12.1162	12.7420	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2005	11.8817	12.1162	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2004	11.0988	11.8817	0
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2003	10.0000	11.0988	0

MFS/Sun Life Mid Cap Growth Series S Class	01	2007	13.9325	15.0073	0
MFS/Sun Life Mid Cap Growth Series S Class	01	2006	13.8684	13.9325	0
MFS/Sun Life Mid Cap Growth Series S Class	01	2005	13.7262	13.8684	354
MFS/Sun Life Mid Cap Growth Series S Class	01	2004	12.2187	13.7262	1,149
MFS/Sun Life Mid Cap Growth Series S Class	01	2003	10.0000	12.2187	853

MFS/Sun Life Mid Cap Growth Series S Class	02	2007	13.8298	14.8661	0
MFS/Sun Life Mid Cap Growth Series S Class	02	2006	13.7941	13.8298	0
MFS/Sun Life Mid Cap Growth Series S Class	02	2005	13.6804	13.7941	0
MFS/Sun Life Mid Cap Growth Series S Class	02	2004	12.2029	13.6804	0
MFS/Sun Life Mid Cap Growth Series S Class	02	2003	10.0000	12.2029	293

MFS/Sun Life Mid Cap Growth Series S Class	03	2007	13.7274	14.7258	0
MFS/Sun Life Mid Cap Growth Series S Class	03	2006	13.7199	13.7274	0
MFS/Sun Life Mid Cap Growth Series S Class	03	2005	13.6346	13.7199	0
MFS/Sun Life Mid Cap Growth Series S Class	03	2004	12.1870	13.6346	0
MFS/Sun Life Mid Cap Growth Series S Class	03	2003	10.0000	12.1870	0

MFS/Sun Life Mid Cap Value Series S Class	01	2007	17.0287	17.0067	0
MFS/Sun Life Mid Cap Value Series S Class	01	2006	15.6042	17.0287	0
MFS/Sun Life Mid Cap Value Series S Class	01	2005	14.7793	15.6042	315
MFS/Sun Life Mid Cap Value Series S Class	01	2004	12.3494	14.7793	1,073
MFS/Sun Life Mid Cap Value Series S Class	01	2003	10.0000	12.3494	882

MFS/Sun Life Mid Cap Value Series S Class	02	2007	16.9031	16.8467	0
MFS/Sun Life Mid Cap Value Series S Class	02	2006	15.5206	16.9031	0
MFS/Sun Life Mid Cap Value Series S Class	02	2005	14.7300	15.5206	0
MFS/Sun Life Mid Cap Value Series S Class	02	2004	12.3333	14.7300	0
MFS/Sun Life Mid Cap Value Series S Class	02	2003	10.0000	12.3333	306

MFS/Sun Life Mid Cap Value Series S Class	03	2007	16.7780	16.6877	317
MFS/Sun Life Mid Cap Value Series S Class	03	2006	15.4372	16.7780	326
MFS/Sun Life Mid Cap Value Series S Class	03	2005	14.6807	15.4372	332
MFS/Sun Life Mid Cap Value Series S Class	03	2004	12.3173	14.6807	352
MFS/Sun Life Mid Cap Value Series S Class	03	2003	10.0000	12.3173	208

MFS/Sun Life Money Market Series S Class	01	2007	10.1226	10.4061	27,449
MFS/Sun Life Money Market Series S Class	01	2006	9.8695	10.1226	31,846
MFS/Sun Life Money Market Series S Class	01	2005	9.7983	9.8695	31,691
MFS/Sun Life Money Market Series S Class	01	2004	9.9113	9.7983	45,562
MFS/Sun Life Money Market Series S Class	01	2003	10.0000	9.9113	52,580

MFS/Sun Life Money Market Series S Class	02	2007	10.0479	10.3082	2,409
MFS/Sun Life Money Market Series S Class	02	2006	9.8166	10.0479	2,443
MFS/Sun Life Money Market Series S Class	02	2005	9.7656	9.8166	2,877
MFS/Sun Life Money Market Series S Class	02	2004	9.8984	9.7656	1,462
MFS/Sun Life Money Market Series S Class	02	2003	10.0000	9.8984	12,015

MFS/Sun Life Money Market Series S Class	03	2007	9.9735	10.2109	0
MFS/Sun Life Money Market Series S Class	03	2006	9.7638	9.9735	0
MFS/Sun Life Money Market Series S Class	03	2005	9.7329	9.7638	0
MFS/Sun Life Money Market Series S Class	03	2004	9.8855	9.7329	0
MFS/Sun Life Money Market Series S Class	03	2003	10.0000	9.8855	0

MFS/Sun Life New Discovery Series S Class	01	2007	14.9180	14.9970	771
MFS/Sun Life New Discovery Series S Class	01	2006	13.4419	14.9180	1,358
MFS/Sun Life New Discovery Series S Class	01	2005	13.0279	13.4419	372
MFS/Sun Life New Discovery Series S Class	01	2004	12.3617	13.0279	1
MFS/Sun Life New Discovery Series S Class	01	2003	10.0000	12.3617	0

MFS/Sun Life New Discovery Series S Class	02	2007	14.8080	14.8559	1,037
MFS/Sun Life New Discovery Series S Class	02	2006	13.3699	14.8080	906
MFS/Sun Life New Discovery Series S Class	02	2005	12.9845	13.3699	888
MFS/Sun Life New Discovery Series S Class	02	2004	12.3457	12.9845	386
MFS/Sun Life New Discovery Series S Class	02	2003	10.0000	12.3457	0

MFS/Sun Life New Discovery Series S Class	03	2007	14.6984	14.7156	0
MFS/Sun Life New Discovery Series S Class	03	2006	13.2980	14.6984	0
MFS/Sun Life New Discovery Series S Class	03	2005	12.9410	13.2980	0
MFS/Sun Life New Discovery Series S Class	03	2004	12.3296	12.9410	0
MFS/Sun Life New Discovery Series S Class	03	2003	10.0000	12.3296	0

MFS/Sun Life Research International Series S Class	01	2007	21.4777	23.8145	1,014
MFS/Sun Life Research International Series S Class	01	2006	17.1689	21.4777	1,105
MFS/Sun Life Research International Series S Class	01	2005	15.0310	17.1689	1,179
MFS/Sun Life Research International Series S Class	01	2004	12.6418	15.0310	414
MFS/Sun Life Research International Series S Class	01	2003	10.0000	12.6418	252

MFS/Sun Life Research International Series S Class	02	2007	21.3194	23.5906	706
MFS/Sun Life Research International Series S Class	02	2006	17.0769	21.3194	610
MFS/Sun Life Research International Series S Class	02	2005	14.9809	17.0769	833
MFS/Sun Life Research International Series S Class	02	2004	12.6254	14.9809	709
MFS/Sun Life Research International Series S Class	02	2003	10.0000	12.6254	0

MFS/Sun Life Research International Series S Class	03	2007	21.1616	23.3680	0
MFS/Sun Life Research International Series S Class	03	2006	16.9852	21.1616	0
MFS/Sun Life Research International Series S Class	03	2005	14.9308	16.9852	0
MFS/Sun Life Research International Series S Class	03	2004	12.6089	14.9308	0
MFS/Sun Life Research International Series S Class	03	2003	10.0000	12.6089	0

MFS/Sun Life Research Series S Class	01	2007	15.0657	16.7286	0
MFS/Sun Life Research Series S Class	01	2006	13.8919	15.0657	0
MFS/Sun Life Research Series S Class	01	2005	13.1201	13.8919	0
MFS/Sun Life Research Series S Class	01	2004	11.5524	13.1201	0
MFS/Sun Life Research Series S Class	01	2003	10.0000	11.5524	0

MFS/Sun Life Research Series S Class	02	2007	14.9546	16.5713	0
MFS/Sun Life Research Series S Class	02	2006	13.8175	14.9546	0
MFS/Sun Life Research Series S Class	02	2005	13.0763	13.8175	109
MFS/Sun Life Research Series S Class	02	2004	11.5374	13.0763	0
MFS/Sun Life Research Series S Class	02	2003	10.0000	11.5374	0

MFS/Sun Life Research Series S Class	03	2007	14.8439	16.4149	0
MFS/Sun Life Research Series S Class	03	2006	13.7433	14.8439	0
MFS/Sun Life Research Series S Class	03	2005	13.0326	13.7433	0
MFS/Sun Life Research Series S Class	03	2004	11.5224	13.0326	0
MFS/Sun Life Research Series S Class	03	2003	10.0000	11.5224	0

MFS/Sun Life Strategic Income Series S Class	01	2007	11.5758	11.7461	525
MFS/Sun Life Strategic Income Series S Class	01	2006	11.0618	11.5758	506
MFS/Sun Life Strategic Income Series S Class	01	2005	11.0745	11.0618	497
MFS/Sun Life Strategic Income Series S Class	01	2004	10.4485	11.0745	480
MFS/Sun Life Strategic Income Series S Class	01	2003	10.0000	10.4485	161

MFS/Sun Life Strategic Income Series S Class	02	2007	11.4904	11.6356	0
MFS/Sun Life Strategic Income Series S Class	02	2006	11.0026	11.4904	0
MFS/Sun Life Strategic Income Series S Class	02	2005	11.0376	11.0026	0
MFS/Sun Life Strategic Income Series S Class	02	2004	10.4349	11.0376	0
MFS/Sun Life Strategic Income Series S Class	02	2003	10.0000	10.4349	0

MFS/Sun Life Strategic Income Series S Class	03	2007	11.4053	11.5258	233
MFS/Sun Life Strategic Income Series S Class	03	2006	10.9434	11.4053	240
MFS/Sun Life Strategic Income Series S Class	03	2005	11.0006	10.9434	236
MFS/Sun Life Strategic Income Series S Class	03	2004	10.4213	11.0006	231
MFS/Sun Life Strategic Income Series S Class	03	2003	10.0000	10.4213	121

MFS/Sun Life Strategic Value Series S Class	01	2007	14.8937	14.2552	0
MFS/Sun Life Strategic Value Series S Class	01	2006	13.2988	14.8937	0
MFS/Sun Life Strategic Value Series S Class	01	2005	13.6262	13.2988	0
MFS/Sun Life Strategic Value Series S Class	01	2004	11.7708	13.6262	0
MFS/Sun Life Strategic Value Series S Class	01	2003	10.0000	11.7708	0

MFS/Sun Life Strategic Value Series S Class	02	2007	14.7838	14.1211	0
MFS/Sun Life Strategic Value Series S Class	02	2006	13.2275	14.7838	0
MFS/Sun Life Strategic Value Series S Class	02	2005	13.5808	13.2275	0
MFS/Sun Life Strategic Value Series S Class	02	2004	11.7556	13.5808	0
MFS/Sun Life Strategic Value Series S Class	02	2003	10.0000	11.7556	0

MFS/Sun Life Strategic Value Series S Class	03	2007	14.6744	13.9878	0
MFS/Sun Life Strategic Value Series S Class	03	2006	13.1564	14.6744	0
MFS/Sun Life Strategic Value Series S Class	03	2005	13.5354	13.1564	0
MFS/Sun Life Strategic Value Series S Class	03	2004	11.7403	13.5354	0
MFS/Sun Life Strategic Value Series S Class	03	2003	10.0000	11.7403	0

MFS/Sun Life Total Return Series S Class	01	2007	13.3983	13.7059	26,648
MFS/Sun Life Total Return Series S Class	01	2006	12.1790	13.3983	26,991
MFS/Sun Life Total Return Series S Class	01	2005	12.0502	12.1790	34,154
MFS/Sun Life Total Return Series S Class	01	2004	11.0299	12.0502	35,706
MFS/Sun Life Total Return Series S Class	01	2003	10.0000	11.0299	3,288

MFS/Sun Life Total Return Series S Class	02	2007	13.2994	13.5769	3,180
MFS/Sun Life Total Return Series S Class	02	2006	12.1137	13.2994	9,639
MFS/Sun Life Total Return Series S Class	02	2005	12.0100	12.1137	9,633
MFS/Sun Life Total Return Series S Class	02	2004	11.0156	12.0100	119
MFS/Sun Life Total Return Series S Class	02	2003	10.0000	11.0156	406

MFS/Sun Life Total Return Series S Class	03	2007	13.2010	13.4488	0
MFS/Sun Life Total Return Series S Class	03	2006	12.0486	13.2010	0
MFS/Sun Life Total Return Series S Class	03	2005	11.9698	12.0486	0
MFS/Sun Life Total Return Series S Class	03	2004	11.0012	11.9698	0
MFS/Sun Life Total Return Series S Class	03	2003	10.0000	11.0012	0

MFS/Sun Life Utilities Series S Class	01	2007	22.9216	28.9023	422
MFS/Sun Life Utilities Series S Class	01	2006	17.6694	22.9216	423
MFS/Sun Life Utilities Series S Class	01	2005	15.3660	17.6694	1,154
MFS/Sun Life Utilities Series S Class	01	2004	12.0235	15.3660	1,296
MFS/Sun Life Utilities Series S Class	01	2003	10.0000	12.0235	257

MFS/Sun Life Utilities Series S Class	02	2007	22.7527	28.6307	2,076
MFS/Sun Life Utilities Series S Class	02	2006	17.5748	22.7527	2,156
MFS/Sun Life Utilities Series S Class	02	2005	15.3148	17.5748	1,675
MFS/Sun Life Utilities Series S Class	02	2004	12.0079	15.3148	113
MFS/Sun Life Utilities Series S Class	02	2003	10.0000	12.0079	114

MFS/Sun Life Utilities Series S Class	03	2007	22.5844	28.3606	0
MFS/Sun Life Utilities Series S Class	03	2006	17.4804	22.5844	0
MFS/Sun Life Utilities Series S Class	03	2005	15.2636	17.4804	0
MFS/Sun Life Utilities Series S Class	03	2004	11.9922	15.2636	0
MFS/Sun Life Utilities Series S Class	03	2003	10.0000	11.9922	0

MFS/Sun Life Value Series S Class	01	2007	16.7825	17.7613	541
MFS/Sun Life Value Series S Class	01	2006	14.1488	16.7825	544
MFS/Sun Life Value Series S Class	01	2005	13.5344	14.1488	727
MFS/Sun Life Value Series S Class	01	2004	11.9542	13.5344	1,002
MFS/Sun Life Value Series S Class	01	2003	10.0000	11.9542	306

MFS/Sun Life Value Series S Class	02	2007	16.6588	17.5943	113
MFS/Sun Life Value Series S Class	02	2006	14.0730	16.6588	113
MFS/Sun Life Value Series S Class	02	2005	13.4892	14.0730	649
MFS/Sun Life Value Series S Class	02	2004	11.9387	13.4892	114
MFS/Sun Life Value Series S Class	02	2003	10.0000	11.9387	115

MFS/Sun Life Value Series S Class	03	2007	16.5355	17.4283	0
MFS/Sun Life Value Series S Class	03	2006	13.9974	16.5355	0
MFS/Sun Life Value Series S Class	03	2005	13.4441	13.9974	0
MFS/Sun Life Value Series S Class	03	2004	11.9231	13.4441	0
MFS/Sun Life Value Series S Class	03	2003	10.0000	11.9231	0

MFS/Sun Life - Blended Research Core Equity Series S Class	01	2007	14.6995	15.2704	2,563
MFS/Sun Life - Blended Research Core Equity Series S Class	01	2006	13.2280	14.6995	4,333
MFS/Sun Life - Blended Research Core Equity Series S Class	01	2005	12.5267	13.2280	2,136
MFS/Sun Life - Blended Research Core Equity Series S Class	01	2004	11.4050	12.5267	480
MFS/Sun Life - Blended Research Core Equity Series S Class	01	2003	10.0000	11.4050	0

MFS/Sun Life - Blended Research Core Equity Series S Class	02	2007	14.5911	15.1268	3,146
MFS/Sun Life - Blended Research Core Equity Series S Class	02	2006	13.1572	14.5911	3,273
MFS/Sun Life - Blended Research Core Equity Series S Class	02	2005	12.4850	13.1572	2,946
MFS/Sun Life - Blended Research Core Equity Series S Class	02	2004	11.3903	12.4850	0
MFS/Sun Life - Blended Research Core Equity Series S Class	02	2003	10.0000	11.3903	0

MFS/Sun Life - Blended Research Core Equity Series S Class	03	2007	14.4831	14.9840	0
MFS/Sun Life - Blended Research Core Equity Series S Class	03	2006	13.0864	14.4831	0
MFS/Sun Life - Blended Research Core Equity Series S Class	03	2005	12.4432	13.0864	0
MFS/Sun Life - Blended Research Core Equity Series S Class	03	2004	11.3754	12.4432	0
MFS/Sun Life - Blended Research Core Equity Series S Class	03	2003	10.0000	11.3754	0

Mutual Shares Securities Fund	01	2007	16.4570	16.7386	5,002
Mutual Shares Securities Fund	01	2006	14.1415	16.4570	2,512
Mutual Shares Securities Fund	01	2005	13.0119	14.1415	1,603
Mutual Shares Securities Fund	01	2004	11.7529	13.0119	288
Mutual Shares Securities Fund	01	2003	10.0000	11.7529	0

Mutual Shares Securities Fund	02	2007	16.3356	16.5811	3,520
Mutual Shares Securities Fund	02	2006	14.0657	16.3356	2,595
Mutual Shares Securities Fund	02	2005	12.9685	14.0657	2,138
Mutual Shares Securities Fund	02	2004	11.7376	12.9685	0
Mutual Shares Securities Fund	02	2003	10.0000	11.7376	0

Mutual Shares Securities Fund	03	2007	16.2147	16.4247	812
Mutual Shares Securities Fund	03	2006	13.9901	16.2147	847
Mutual Shares Securities Fund	03	2005	12.9251	13.9901	921
Mutual Shares Securities Fund	03	2004	11.7223	12.9251	1,001
Mutual Shares Securities Fund	03	2003	10.0000	11.7223	547

Oppenheimer Balanced/VA Svc	01	2007	10.0000	10.2794	0

Oppenheimer Balanced/VA Svc	02	2007	10.0000	10.2621	0

Oppenheimer Balanced/VA Svc	03	2007	10.0000	10.2448	0

Oppenheimer Capital Appreciation Fund/VA	01	2007	13.6093	15.2307	2,620
Oppenheimer Capital Appreciation Fund/VA	01	2006	12.8564	13.6093	2,717
Oppenheimer Capital Appreciation Fund/VA	01	2005	12.4717	12.8564	2,759
Oppenheimer Capital Appreciation Fund/VA	01	2004	11.9006	12.4717	4,502
Oppenheimer Capital Appreciation Fund/VA	01	2003	10.0000	11.9006	2,861

Oppenheimer Capital Appreciation Fund/VA	02	2007	13.5089	15.0874	350
Oppenheimer Capital Appreciation Fund/VA	02	2006	12.7876	13.5089	389
Oppenheimer Capital Appreciation Fund/VA	02	2005	12.4301	12.7876	422
Oppenheimer Capital Appreciation Fund/VA	02	2004	11.8852	12.4301	383
Oppenheimer Capital Appreciation Fund/VA	02	2003	10.0000	11.8852	1,010

Oppenheimer Capital Appreciation Fund/VA	03	2007	13.4090	14.9450	354
Oppenheimer Capital Appreciation Fund/VA	03	2006	12.7188	13.4090	403
Oppenheimer Capital Appreciation Fund/VA	03	2005	12.3885	12.7188	398
Oppenheimer Capital Appreciation Fund/VA	03	2004	11.8697	12.3885	417
Oppenheimer Capital Appreciation Fund/VA	03	2003	10.0000	11.8697	216

Oppenheimer Global Securities Fund	01	2007	15.8564	16.5332	1,053
Oppenheimer Global Securities Fund	01	2006	13.7435	15.8564	1,335
Oppenheimer Global Securities Fund	01	2005	12.2570	13.7435	1,106
Oppenheimer Global Securities Fund	01	2004	10.4893	12.2570	308
Oppenheimer Global Securities Fund	01	2003	10.0000	10.4893	0

Oppenheimer Global Securities Fund	02	2007	15.7579	16.3969	0
Oppenheimer Global Securities Fund	02	2006	13.6859	15.7579	0
Oppenheimer Global Securities Fund	02	2005	12.2305	13.6859	267
Oppenheimer Global Securities Fund	02	2004	10.4879	12.2305	0
Oppenheimer Global Securities Fund	02	2003	10.0000	10.4879	0

Oppenheimer Global Securities Fund	03	2007	15.6597	16.2613	0
Oppenheimer Global Securities Fund	03	2006	13.6283	15.6597	0
Oppenheimer Global Securities Fund	03	2005	12.2039	13.6283	0
Oppenheimer Global Securities Fund	03	2004	10.4866	12.2039	0
Oppenheimer Global Securities Fund	03	2003	10.0000	10.4866	0

Oppenheimer Main St. Fund/VA	01	2007	14.7449	15.0946	5,777
Oppenheimer Main St. Fund/VA	01	2006	13.0702	14.7449	8,329
Oppenheimer Main St. Fund/VA	01	2005	12.5737	13.0702	2,941
Oppenheimer Main St. Fund/VA	01	2004	11.7198	12.5737	1,278
Oppenheimer Main St. Fund/VA	01	2003	10.0000	11.7198	48

Oppenheimer Main St. Fund/VA	02	2007	14.6361	14.9526	6,266
Oppenheimer Main St. Fund/VA	02	2006	13.0002	14.6361	4,303
Oppenheimer Main St. Fund/VA	02	2005	12.5318	13.0002	4,195
Oppenheimer Main St. Fund/VA	02	2004	11.7046	12.5318	1,643
Oppenheimer Main St. Fund/VA	02	2003	10.0000	11.7046	0

Oppenheimer Main St. Fund/VA	03	2007	14.5278	14.8115	0
Oppenheimer Main St. Fund/VA	03	2006	12.9303	14.5278	0
Oppenheimer Main St. Fund/VA	03	2005	12.4898	12.9303	0
Oppenheimer Main St. Fund/VA	03	2004	11.6894	12.4898	0
Oppenheimer Main St. Fund/VA	03	2003	10.0000	11.6894	0

Oppenheimer Main St. Small Cap Fund/VA	01	2007	18.7082	18.1325	0
Oppenheimer Main St. Small Cap Fund/VA	01	2006	16.5979	18.7082	0
Oppenheimer Main St. Small Cap Fund/VA	01	2005	15.3890	16.5979	0
Oppenheimer Main St. Small Cap Fund/VA	01	2004	13.1362	15.3890	0
Oppenheimer Main St. Small Cap Fund/VA	01	2003	10.0000	13.1362	0

Oppenheimer Main St. Small Cap Fund/VA	02	2007	18.5703	17.9620	0
Oppenheimer Main St. Small Cap Fund/VA	02	2006	16.5090	18.5703	0
Oppenheimer Main St. Small Cap Fund/VA	02	2005	15.3377	16.5090	0
Oppenheimer Main St. Small Cap Fund/VA	02	2004	13.1192	15.3377	0
Oppenheimer Main St. Small Cap Fund/VA	02	2003	10.0000	13.1192	0

Oppenheimer Main St. Small Cap Fund/VA	03	2007	18.4329	17.7925	295
Oppenheimer Main St. Small Cap Fund/VA	03	2006	16.4204	18.4329	295
Oppenheimer Main St. Small Cap Fund/VA	03	2005	15.2864	16.4204	311
Oppenheimer Main St. Small Cap Fund/VA	03	2004	13.1022	15.2864	338
Oppenheimer Main St. Small Cap Fund/VA	03	2003	10.0000	13.1022	196

PIMCO Emerging Markets Bond Portfolio	01	2007	19.3950	20.1734	771
PIMCO Emerging Markets Bond Portfolio	01	2006	18.0546	19.3950	771
PIMCO Emerging Markets Bond Portfolio	01	2005	16.5782	18.0546	1,055
PIMCO Emerging Markets Bond Portfolio	01	2004	15.0421	16.5782	0
PIMCO Emerging Markets Bond Portfolio	01	2003	10.0000	15.0421	0

PIMCO Emerging Markets Bond Portfolio	02	2007	19.2279	19.9588	71
PIMCO Emerging Markets Bond Portfolio	02	2006	17.9355	19.2279	0
PIMCO Emerging Markets Bond Portfolio	02	2005	16.5023	17.9355	204
PIMCO Emerging Markets Bond Portfolio	02	2004	15.0039	16.5023	0
PIMCO Emerging Markets Bond Portfolio	02	2003	10.0000	15.0039	0

PIMCO Emerging Markets Bond Portfolio	03	2007	19.0617	19.7456	0
PIMCO Emerging Markets Bond Portfolio	03	2006	17.8168	19.0617	0
PIMCO Emerging Markets Bond Portfolio	03	2005	16.4265	17.8168	0
PIMCO Emerging Markets Bond Portfolio	03	2004	14.9656	16.4265	0
PIMCO Emerging Markets Bond Portfolio	03	2003	10.0000	14.9656	0

PIMCO Low Duration Portfolio	01	2007	10.1687	10.7321	71,087
PIMCO Low Duration Portfolio	01	2006	9.9483	10.1687	17,911
PIMCO Low Duration Portfolio	01	2005	10.0184	9.9483	21,107
PIMCO Low Duration Portfolio	01	2004	10.0070	10.0184	11,007
PIMCO Low Duration Portfolio	01	2003	10.0000	10.0070	0

PIMCO Low Duration Portfolio	02	2007	10.1055	10.6436	10,705
PIMCO Low Duration Portfolio	02	2006	9.9066	10.1055	8,248
PIMCO Low Duration Portfolio	02	2005	9.9967	9.9066	7,808
PIMCO Low Duration Portfolio	02	2004	10.0057	9.9967	4,020
PIMCO Low Duration Portfolio	02	2003	10.0000	10.0057	0

PIMCO Low Duration Portfolio	03	2007	10.0425	10.5555	0
PIMCO Low Duration Portfolio	03	2006	9.8649	10.0425	0
PIMCO Low Duration Portfolio	03	2005	9.9749	9.8649	0
PIMCO Low Duration Portfolio	03	2004	10.0044	9.9749	0
PIMCO Low Duration Portfolio	03	2003	10.0000	10.0044	0

PIMCO Real Return Portfolio	01	2007	10.8591	11.8123	11,052
PIMCO Real Return Portfolio	01	2006	10.9680	10.8591	15,539
PIMCO Real Return Portfolio	01	2005	10.9279	10.9680	52,217
PIMCO Real Return Portfolio	01	2004	10.2070	10.9279	26,147
PIMCO Real Return Portfolio	01	2003	10.0000	10.2070	1,099

PIMCO Real Return Portfolio	02	2007	10.7790	11.7011	2,313
PIMCO Real Return Portfolio	02	2006	10.9092	10.7790	3,519
PIMCO Real Return Portfolio	02	2005	10.8914	10.9092	3,407
PIMCO Real Return Portfolio	02	2004	10.1937	10.8914	0
PIMCO Real Return Portfolio	02	2003	10.0000	10.1937	1,010

PIMCO Real Return Portfolio	03	2007	10.6992	11.5907	0
PIMCO Real Return Portfolio	03	2006	10.8505	10.6992	0
PIMCO Real Return Portfolio	03	2005	10.8549	10.8505	0
PIMCO Real Return Portfolio	03	2004	10.1804	10.8549	0
PIMCO Real Return Portfolio	03	2003	10.0000	10.1804	0

PIMCO Total Return Portfolio	01	2007	10.6105	11.3430	36,094
PIMCO Total Return Portfolio	01	2006	10.3932	10.6105	3,613
PIMCO Total Return Portfolio	01	2005	10.3192	10.3932	22,503
PIMCO Total Return Portfolio	01	2004	10.0086	10.3192	5,468
PIMCO Total Return Portfolio	01	2003	10.0000	10.0086	3,203

PIMCO Total Return Portfolio	02	2007	10.5322	11.2362	3,933
PIMCO Total Return Portfolio	02	2006	10.3374	10.5322	501
PIMCO Total Return Portfolio	02	2005	10.2848	10.3374	1,460
PIMCO Total Return Portfolio	02	2004	9.9956	10.2848	1,608
PIMCO Total Return Portfolio	02	2003	10.0000	9.9956	3,002

PIMCO Total Return Portfolio	03	2007	10.4542	11.1302	0
PIMCO Total Return Portfolio	03	2006	10.2818	10.4542	0
PIMCO Total Return Portfolio	03	2005	10.2503	10.2818	0
PIMCO Total Return Portfolio	03	2004	9.9825	10.2503	0
PIMCO Total Return Portfolio	03	2003	10.0000	9.9825	0

PIMCO VIT All Asset Portfolio	01	2007	10.5123	11.1932	0
PIMCO VIT All Asset Portfolio	01	2006	10.2176	10.5123	0
PIMCO VIT All Asset Portfolio	01	2005	10.0000	10.2176	0

PIMCO VIT All Asset Portfolio	02	2007	10.4875	11.1439	0
PIMCO VIT All Asset Portfolio	02	2006	10.2141	10.4875	0
PIMCO VIT All Asset Portfolio	02	2005	10.0000	10.2141	0

PIMCO VIT All Asset Portfolio	03	2007	10.4626	11.0946	0
PIMCO VIT All Asset Portfolio	03	2006	10.2107	10.4626	0
PIMCO VIT All Asset Portfolio	03	2005	10.0000	10.2107	0

PIMCO VIT Commodity RealReturn Strategy Portfolio	01	2007	9.8077	11.8804	0
PIMCO VIT Commodity RealReturn Strategy Portfolio	01	2006	10.2959	9.8077	0
PIMCO VIT Commodity RealReturn Strategy Portfolio	01	2005	10.0000	10.2959	0

PIMCO VIT Commodity RealReturn Strategy Portfolio	02	2007	9.7845	11.8281	0
PIMCO VIT Commodity RealReturn Strategy Portfolio	02	2006	10.2924	9.7845	0
PIMCO VIT Commodity RealReturn Strategy Portfolio	02	2005	10.0000	10.2924	0

PIMCO VIT Commodity RealReturn Strategy Portfolio	03	2007	9.7612	11.7758	0
PIMCO VIT Commodity RealReturn Strategy Portfolio	03	2006	10.2890	9.7612	0
PIMCO VIT Commodity RealReturn Strategy Portfolio	03	2005	10.0000	10.2890	0

SC Davis Venture Value S Class	01	2007	10.0000	10.5668	0

SC Davis Venture Value S Class	02	2007	10.0000	10.5491	261

SC Davis Venture Value S Class	03	2007	10.0000	10.5313	0

SC FI Large Cap Growth Fund	01	2007	9.8671	10.3562	0
SC FI Large Cap Growth Fund	01	2006	10.0000	9.8671	0

SC FI Large Cap Growth Fund	02	2007	9.8538	10.3210	0
SC FI Large Cap Growth Fund	02	2006	10.0000	9.8538	0

SC FI Large Cap Growth Fund	03	2007	9.8404	10.2859	0
SC FI Large Cap Growth Fund	03	2006	10.0000	9.8404	0

SC Oppenheimer Main Street Small Cap S Class	01	2007	10.0000	9.8081	464

SC Oppenheimer Main Street Small Cap S Class	02	2007	10.0000	9.7917	1,214

SC Oppenheimer Main Street Small Cap S Class	03	2007	10.0000	9.7752	0

Sun Capital All Cap S Class	01	2007	12.7629	11.7834	2
Sun Capital All Cap S Class	01	2006	10.8394	12.7629	4
Sun Capital All Cap S Class	01	2005	11.1350	10.8394	5
Sun Capital All Cap S Class	01	2004	10.0000	11.1350	0
Sun Capital All Cap S Class	01	2003	10.0000	10.0000	0

Sun Capital All Cap S Class	02	2007	12.6875	11.6899	0
Sun Capital All Cap S Class	02	2006	10.7973	12.6875	0
Sun Capital All Cap S Class	02	2005	11.1143	10.7973	0
Sun Capital All Cap S Class	02	2004	10.0000	11.1143	0
Sun Capital All Cap S Class	02	2003	10.0000	10.0000	0

Sun Capital All Cap S Class	03	2007	12.6124	11.5968	0
Sun Capital All Cap S Class	03	2006	10.7552	12.6124	0
Sun Capital All Cap S Class	03	2005	11.0936	10.7552	0
Sun Capital All Cap S Class	03	2004	10.0000	11.0936	0
Sun Capital All Cap S Class	03	2003	10.0000	10.0000	0

Sun Capital Investment Grade Bond S Class	01	2007	10.6853	10.8715	150
Sun Capital Investment Grade Bond S Class	01	2006	10.3379	10.6853	2
Sun Capital Investment Grade Bond S Class	01	2005	10.3369	10.3379	787
Sun Capital Investment Grade Bond S Class	01	2004	10.0000	10.3369	428
Sun Capital Investment Grade Bond S Class	01	2003	10.0000	10.0000	0

Sun Capital Investment Grade Bond S Class	02	2007	10.6222	10.7852	821
Sun Capital Investment Grade Bond S Class	02	2006	10.2978	10.6222	0
Sun Capital Investment Grade Bond S Class	02	2005	10.3177	10.2978	0
Sun Capital Investment Grade Bond S Class	02	2004	10.0000	10.3177	0
Sun Capital Investment Grade Bond S Class	02	2003	10.0000	10.0000	0

Sun Capital Investment Grade Bond S Class	03	2007	10.5593	10.6993	0
Sun Capital Investment Grade Bond S Class	03	2006	10.2576	10.5593	0
Sun Capital Investment Grade Bond S Class	03	2005	10.2985	10.2576	0
Sun Capital Investment Grade Bond S Class	03	2004	10.0000	10.2985	0
Sun Capital Investment Grade Bond S Class	03	2003	10.0000	10.0000	0

Sun Capital Real Estate Fund	01	2007	23.5558	20.1124	770
Sun Capital Real Estate Fund	01	2006	17.2429	23.5558	663
Sun Capital Real Estate Fund	01	2005	15.9936	17.2429	831
Sun Capital Real Estate Fund	01	2004	12.2044	15.9936	1,597
Sun Capital Real Estate Fund	01	2003	10.0000	12.2044	1,301

Sun Capital Real Estate Fund	02	2007	23.3821	19.9233	492
Sun Capital Real Estate Fund	02	2006	17.1506	23.3821	408
Sun Capital Real Estate Fund	02	2005	15.9403	17.1506	515
Sun Capital Real Estate Fund	02	2004	12.1886	15.9403	517
Sun Capital Real Estate Fund	02	2003	10.0000	12.1886	493

Sun Capital Real Estate Fund	03	2007	23.2092	19.7353	0
Sun Capital Real Estate Fund	03	2006	17.0584	23.2092	0
Sun Capital Real Estate Fund	03	2005	15.8870	17.0584	0
Sun Capital Real Estate Fund	03	2004	12.1727	15.8870	0
Sun Capital Real Estate Fund	03	2003	10.0000	12.1727	0

Sun Capital Real Estate Fund S Class	01	2007	18.1956	15.4994	384
Sun Capital Real Estate Fund S Class	01	2006	13.3501	18.1956	531
Sun Capital Real Estate Fund S Class	01	2005	12.4174	13.3501	404
Sun Capital Real Estate Fund S Class	01	2004	10.0000	12.4174	302
Sun Capital Real Estate Fund S Class	01	2003	10.0000	10.0000	0

Sun Capital Real Estate Fund S Class	02	2007	18.0883	15.3764	910
Sun Capital Real Estate Fund S Class	02	2006	13.2983	18.0883	342
Sun Capital Real Estate Fund S Class	02	2005	12.3943	13.2983	531
Sun Capital Real Estate Fund S Class	02	2004	10.0000	12.3943	0
Sun Capital Real Estate Fund S Class	02	2003	10.0000	10.0000	0

Sun Capital Real Estate Fund S Class	03	2007	17.9812	15.2540	0
Sun Capital Real Estate Fund S Class	03	2006	13.2465	17.9812	0
Sun Capital Real Estate Fund S Class	03	2005	12.3712	13.2465	0
Sun Capital Real Estate Fund S Class	03	2004	10.0000	12.3712	0
Sun Capital Real Estate Fund S Class	03	2003	10.0000	10.0000	0

Templeton Developing Markets Securities Fund, Class 2	01	2007	14.1098	17.8610	121
Templeton Developing Markets Securities Fund, Class 2	01	2006	11.2055	14.1098	0
Templeton Developing Markets Securities Fund, Class 2	01	2005	10.0000	11.2055	0

Templeton Developing Markets Securities Fund, Class 2	02	2007	14.0765	17.7824	375
Templeton Developing Markets Securities Fund, Class 2	02	2006	11.2018	14.0765	0
Templeton Developing Markets Securities Fund, Class 2	02	2005	10.0000	11.2018	0

Templeton Developing Markets Securities Fund, Class 2	03	2007	14.0432	17.7038	0
Templeton Developing Markets Securities Fund, Class 2	03	2006	11.1980	14.0432	0
Templeton Developing Markets Securities Fund, Class 2	03	2005	10.0000	11.1980	0

Templeton Foreign Securities Fund	01	2007	19.1515	21.7340	4,053
Templeton Foreign Securities Fund	01	2006	16.0415	19.1515	5,485
Templeton Foreign Securities Fund	01	2005	14.8119	16.0415	3,494
Templeton Foreign Securities Fund	01	2004	12.7131	14.8119	3,538
Templeton Foreign Securities Fund	01	2003	10.0000	12.7131	2,101

Templeton Foreign Securities Fund	02	2007	19.0103	21.5296	3,948
Templeton Foreign Securities Fund	02	2006	15.9557	19.0103	4,148
Templeton Foreign Securities Fund	02	2005	14.7625	15.9557	3,880
Templeton Foreign Securities Fund	02	2004	12.6966	14.7625	1,295
Templeton Foreign Securities Fund	02	2003	10.0000	12.6966	765

Templeton Foreign Securities Fund	03	2007	18.8697	21.3265	127
Templeton Foreign Securities Fund	03	2006	15.8699	18.8697	146
Templeton Foreign Securities Fund	03	2005	14.7131	15.8699	162
Templeton Foreign Securities Fund	03	2004	12.6801	14.7131	177
Templeton Foreign Securities Fund	03	2003	10.0000	12.6801	102

Templeton Growth Securities Fund Class 2	01	2007	20.0936	20.2138	1,212
Templeton Growth Securities Fund Class 2	01	2006	16.7805	20.0936	1,436
Templeton Growth Securities Fund Class 2	01	2005	15.6800	16.7805	696
Templeton Growth Securities Fund Class 2	01	2004	13.7485	15.6800	723
Templeton Growth Securities Fund Class 2	01	2003	10.0000	13.7485	0

Templeton Growth Securities Fund Class 2	02	2007	19.9206	19.9987	0
Templeton Growth Securities Fund Class 2	02	2006	16.6698	19.9206	820
Templeton Growth Securities Fund Class 2	02	2005	15.6082	16.6698	748
Templeton Growth Securities Fund Class 2	02	2004	13.7135	15.6082	0
Templeton Growth Securities Fund Class 2	02	2003	10.0000	13.7135	0

Templeton Growth Securities Fund Class 2	03	2007	19.7484	19.7851	0
Templeton Growth Securities Fund Class 2	03	2006	16.5594	19.7484	0
Templeton Growth Securities Fund Class 2	03	2005	15.5365	16.5594	0
Templeton Growth Securities Fund Class 2	03	2004	13.6785	15.5365	0
Templeton Growth Securities Fund Class 2	03	2003	10.0000	13.6785	0

Van Kampen LIT Comstock II	01	2007	10.0000	9.8718	0

Van Kampen LIT Comstock II	02	2007	10.0000	9.8552	0

Van Kampen LIT Comstock II	03	2007	10.0000	9.8386	0

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Telephone:
Toll Free (800) 447-7569

General Distributor
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

PART B

MAY 1, 2008

SUN LIFE FINANCIAL MASTERS® ACCESS NY

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

TABLE OF CONTENTS

Sun Life Insurance and Annuity Company of New York
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Sun Life Financial Masters® Access NY Variable and Fixed Annuity Contracts (the "Contracts") issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life (N.Y.) Variable Account C (the "Variable Account"). The information contained herein is not included in the Prospectus dated May 1, 2008.  This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Insurance and Annuity Company of New York, c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 447-7569.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK ("Sun Life (N.Y.)")

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (N.Y.). Sun Life Financial ultimately controls Sun Life (N.Y.) through the following intervening company subsidiaries: Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Global Investments Inc.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S  ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Fitch and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59½, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION:

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, the 0.20% distribution fee, and the $30 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

●	The assumed rate of earnings will be realistic.
●	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
●	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
●	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59½ at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 ÷ $18.32 = 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of 0.00005815 (the daily equivalent of the current maximum charge of 2.10% on an annual basis) gives a net investment factor of 1.00321696.  If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6114208 (14.5645672 x 1.00321696).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789.  If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3845294 (12.3456789 x 1.00322814 (the Net Investment Factor based on the daily equivalent of maximum annuity phase charge of 1.70% on an annual basis) x 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3845294.  The first variable annuity payment would be $865.57 (8,765.4321 x 14.5645672 x 6.78 ÷ 1,000).  The number of annuity units credited would be 70.1112 ($865.57 ÷ 12.3456789) and the second variable annuity payment would be $868.29 (70.1112 x 12.3845294).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis through the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon").  Clarendon also acts as the general distributor of certain other annuity contracts issued by Sun Life (U.S.) and its subsidiary, Sun Life Insurance and Annuity Company of New York ("Sun Life (N.Y.) "), and variable life insurance contracts issued by Sun Life (U.S.).

In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company.  Promotional incentives may change at any time.

Commissions will not be paid to selling agents with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.”

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Insurance and Annuity Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated April 18, 2008, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph, referring to the adoption of the provisions of the Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No.109”), and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  Their office is located at 200 Berkeley Street, Boston, Massachusetts.

The financial statements of Sun Life (N.Y.) Variable Account C that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated April 18, 2008, accompanying the financial statements expresses an unqualified opinion) and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company of New York are included herein. The financial statements of Sun Life Insurance and Annuity Company of New York are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF INCOME
(in thousands)
For the Years Ended December 31,

	2007	2006	2005
Revenues:

Premiums and annuity considerations	$90,882	$38,322	$32,247
Net investment income	94,309	97,365	94,264
Net losses on embedded derivatives	(3,967)	-	-
Net realized investment losses	(3,487)	(6,081)	(4,086)
Fee and other income	26,648	21,083	13,578

Total revenues	204,385	150,689	136,003

Benefits and Expenses:

Interest credited	51,390	56,379	69,641
Policyowner benefits	69,309	29,257	25,663
Amortization of deferred policy acquisition costs and value of business and customer relationships acquired	19,921	18,422	9,491
Other operating expenses	36,417	22,988	23,489

Total benefits and expenses	177,037	127,046	128,284

Income before income tax expense	27,348	23,643	7,719

Income tax expense	8,941	7,410	2,278

Net income	$18,407	$16,233	$5,441

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31, 2007	December 31, 2006
ASSETS

Investments:
Available-for-sale fixed maturities at fair value (amortized cost of $1,318,448 and $1,460,077 in 2007 and 2006, respectively)	$1,288,568	$1,463,043
Mortgage loans	170,205	161,292
Policy loans	118	139
Other invested assets	69,138	65,922
Cash and cash equivalents	65,901	54,231

Total investments and cash	1,593,930	1,744,627

Accrued investment income	15,245	15,125
Deferred policy acquisition costs	118,126	85,021
Value of business and customer renewals acquired	16,071	-
Goodwill and other intangible assets	52,488	37,788
Receivable for investments sold	615	1,244
Reinsurance receivable	123,214	5,906
Other assets	21,870	15,146
Separate account assets	929,008	796,827

Total assets	$2,870,567	$2,701,684

LIABILITIES

Contractholder deposit funds and other policy liabilities	$1,285,259	$1,437,396
Future contract and policy benefits	93,001	54,100
Net deferred income tax liability	1,045	6,953
Payable for investments purchased	635	5,735
Accrued expenses and taxes	21,625	-
Reinsurance payable to affiliate	117,367	-
Other liabilities	107,458	90,517
Separate account liabilities	929,008	796,827

Total liabilities	2,555,398	2,391,528

Commitments and contingencies – Note 19

STOCKHOLDER’S EQUITY

Common stock, $350 par value – 6,001 shares authorized;
6,001 shares issued and outstanding in 2007 and 2006	2,100	2,100
Additional paid-in capital	239,963	239,963
Accumulated other comprehensive (loss) income	(11,924)	1,432
Retained earnings	85,030	66,661

Total stockholder’s equity	315,169	310,156

Total liabilities and stockholder’s equity	$2,870,567	$2,701,684

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)
For the Years Ended December 31,

	2007	2006	2005

Net income	$18,407	$16,233	$5,441
Other comprehensive (loss) income:
Change in unrealized holding losses on available-for-sale
securities, net of tax and policyholder amounts (1)	(12,676)	(4,375)	(10,760)
Reclassification adjustments of realized investment (gains) losses
into net income (2)	(680)	6,295	(4,211)
Other comprehensive (loss) income	(13,356)	1,920	(14,971)

Comprehensive income (loss)	$5,051	$18,153	$(9,530)

(1)	Net of tax benefit of $6.8 million, $2.4 million and $5.8 million for the years ended December 31, 2007, 2006 and 2005, respectively.
(2)	Net of tax expense (benefit) of $0.4 million, $(3.4) million and $2.3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY
(in thousands)
For the Years Ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity

Balance at December 31, 2004	2,100	239,963	14,483	44,987	301,533

Net income	-	-	-	5,441	5,441
Other comprehensive loss	-	-	(14,971)	-	(14,971)

Balance at December 31, 2005	2,100	239,963	(488)	50,428	292,003

Net income	-	-	-	16,233	16,233
Other comprehensive income	-	-	1,920	-	1,920

Balance at December 31, 2006	$2,100	$239,963	$1,432	$66,661	$310,156

Cumulative effect of accounting changes, net of tax	-	-	-	(38)	(38)
Net income	-	-	-	18,407	18,407
Other comprehensive income	-	-	(13,356)	-	(13,356)

Balance at December 31, 2007	$2,100	$239,963	$(11,924)	$85,030	$315,169

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the Years Ended December 31,

	2007	2006	2005
Cash Flows From Operating Activities:
Net income	$18,407	$16,233	$5,441
Adjustments to reconcile net income to net cash provided by
operating activities:
Net amortization of premiums and accretion of discounts	1,782	3,956	7,224
Amortization of deferred policy acquisition costs and value of business and customer renewals acquired	19,921	18,422	9,491
Depreciation and amortization	164	-	-
Net losses on embedded derivatives	3,967	-	-
Net realized investment losses	3,487	6,081	4,086
Interest credited to contractholder deposits	51,390	56,379	69,641
Deferred federal income taxes	290	10,193	(947)
Changes in assets and liabilities:
Additions to deferred policy acquisitions costs and value of business and customer renewals acquired	(56,650)	(23,909)	(9,646)
Accrued investment income	(120)	3,275	844
Net reinsurance receivable/payable	59	(20)	495
Future contract and policy benefits	39,436	3,106	736
Other, net	7,330	(24,855)	29,109

Net cash provided by operating activities	89,463	68,861	116,474

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	337,825	757,662	673,665
Mortgage loans	40,526	29,415	7,584
Other invested assets	24	-	-
Purchases of:
Available-for-sale fixed maturities	(205,932)	(549,218)	(568,813)
Mortgage loans	(49,460)	(46,285)	(15,445)
Other invested assets	(3,231)	(65,858)	-
Net change in policy loans	21	49	(35)
Net change in other investments	3,231	65,845	-

Net cash provided by investing activities	123,004	191,610	96,956

Continued on next page

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)
(in thousands)
For the Years Ended December 31,

	2007	2006	2005

Cash Flows From Financing Activities
Additions to contractholder deposit funds	$180,702	$121,837	$53,495
Withdrawals from contractholder deposit funds	(388,199)	(382,617)	(255,647)
Other, net	6,700	-	-

Net cash used in financing activities	(200,797)	(260,780)	(202,152)

Net change in cash and cash equivalents	11,670	(309)	11,278

Cash and cash equivalents, beginning of year	54,231	54,540	43,262

Cash and cash equivalents, end of year	$65,901	$54,231	$54,540

Supplemental Cash Flow Information
Income taxes (paid) refunded	$(67)	$-	$274
Interest paid	-	-	-

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

Sun Life Insurance and Annuity Company of New York (“the Company”) engages in the sale of individual and group fixed and variable annuity contracts, individual and group life insurance, group disability, group dental and group stop loss insurance in the State of New York.  These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax-qualified and non-tax-qualified markets.  The Company's fixed and variable annuity contracts contain a fixed investment option, where interest is paid at a guaranteed rate for a specified period of time, and withdrawals made before the end of the specified period may be subject to a market value adjustment that can increase or decrease the amount of the withdrawal proceeds (the “fixed investment option period”).

The Company is a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life U.S.”).  The Company is also an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. (“SLC - U.S. Ops Holdings”) and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (“SLF”), a reporting company under the Securities Exchange Act of 1934.  SLF and its subsidiaries are collectively referred to herein as “Sun Life Financial.”

Effective December 31, 2007, the Company entered into a reinsurance agreement with Sun Life Assurance Company of Canada (“SLOC”), an affiliate, under which SLOC will fund a portion of the statutory reserves required by New York Regulation 147, which is substantially similar to Actuarial Guideline 38 (“AXXX reserves”), as adopted by the National Association of Insurance Commissioners (“the NAIC”), attributable to certain individual universal life (“UL”) policies sold by the Company.  Under the agreement, the Company ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis, certain in-force policies at December 31, 2007.  Future new business also will be reinsured under this agreement.

Effective September 27, 2007, Sun Life U.S. provided a full and unconditional guarantee (the “guarantee”) of the Company's obligation related to its contracts’ fixed investment option period for policies currently in-force or sold on or after that date.  The guarantee has relieved the Company of its obligation to file annual, quarterly, and current reports with the Securities and Exchange Commission on Form 10-K, Form 10-Q, and Form 8-K.

Effective May 31, 2007, Sun Life Financial completed its acquisition of Employee Benefits Group (“EBG”) from Genworth Financial, Inc. (“Genworth”).  Also effective May 31, 2007, the Company entered into a series of agreements with Sun Life and Health Insurance Company (U.S.) (“SLHIC”), one of the acquired companies (formerly named Genworth Life and Health Insurance Company), through which the New York issued business of SLHIC was transferred to the Company.  These agreements include a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which the Company has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which the Company has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York (collectively, “the SLHIC asset transfer”).  These agreements, in accordance with Statement of Financial Accounting Standards (“SFAS”) No. 141, “Business Combinations,” were treated as a transfer of net assets between entities under common control.  The Company paid $40 million of total consideration to SLHIC.  SLHIC transferred assets at a carrying value of approximately $72 million, including $38.7 million of goodwill and other intangibles, as well as policyholder and other liabilities of approximately $32 million to the Company.  The Group Protection Segment of the Company reflects a significant increase in business as a result of these agreements.  These agreements have allowed the Company to expand its product offerings to include group dental insurance.

In 2006, the Company organized a subsidiary, SLNY Private Placement Investment Company I, LLC, to serve as an unregistered variable investment trust in support of the Company's private placement variable universal life and variable annuity business activities.  This trust remains inactive as of December 31, 2007.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

General (continued)

The Company had a greater than or equal to 20%, but less than 50%, interest in two variable interest entities (“VIEs”) at December 31, 2007.  The Company is a creditor in one trust and one limited liability company.  The Company’s maximum exposure to loss related to both VIEs is the investments’ carrying value, which was $9.2 million at December 31, 2007.  The investments in these two VIEs mature in October 2009 and May 2017.  As the Company will not absorb a majority of the VIEs’ expected losses or receive a majority of the expected returns, the Company is not required to consolidate these VIEs, in accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51 (revised December 2003)" (“FIN 46(R)”).

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for stock life insurance companies.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The most significant estimates are those used in determining fair value of financial instruments, goodwill, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), the liabilities for future contract and policyholder benefits and other-than-temporary impairments of investments.  Actual results could differ from those estimates.

Financial Instruments

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity securities, mortgage loans, equity securities, debt, loan commitments and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Cash and Cash Equivalents

Cash and cash equivalents include cash, commercial paper, money market investments and short-term bank participations.  All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

Investments

The Company accounts for its investments in accordance with SFAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities.”  At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale.  In order for a security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the security to maturity.  Securities held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts.  Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading.  Trading securities are carried at aggregate fair value with changes in market value reported as a component of net investment income.  Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale.  Included with available-for-sale fixed maturities are mortgage-backed securities in the To Be Announced (“TBA”) form.  The Company records TBA purchases on the trade date and the corresponding payable is recorded as an outstanding liability in payable for investments purchased until the settlement date of the transaction.  Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.  The Company does not typically invest in trading securities and its investment portfolios at December 31, 2007 and 2006 do not include any fixed maturity trading securities.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

The Company determines the fair value of its publicly-traded fixed maturities using four primary pricing methods: third-party pricing services, independent dealer quotes, pricing matrices, and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining three methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing matrices and models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.

Structured securities, such as collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”), are priced using a matrix, fair value model or independent broker quotations.  CMBS securities, which are a subset of the Company's CMO holdings, are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Other types of CMO, and ABS, are priced using matrices, models or independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, MBS, CMBS, and CMOs.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturities, fair values are estimated using matrices, which take into account credit spreads for publicly-traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturities are also priced using market prices or dealer quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value.  The process is both quantitative and qualitative and includes back testing of recent trades, review of key assumptions such as spreads, duration, credit rating, and on-going review of third-party pricing services methodologies.  In the event that a more appropriate fair value is justified, the price received from a third-party pricing services is adjusted accordingly.   The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including estimates and assumptions, a market participant would utilize.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company anticipates that it will be unable to recover all amounts due under the contractual obligations of the security.  Additionally, in the event that securities that are expected to be sold before the fair value of the security recovers to amortized cost, an other-than-temporary impairment charge is also taken.

Some structured securities, typically those rated single A or below, are subject to Emerging Issues Task Force Issue No.  99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”).  EITF 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that the present value of the estimated cash flows is less than amortized cost, an other-than-temporary impairment charge is recorded.  Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1.  DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

Impairments are classified as either credit-related or interest-related.  The Company categorizes impairments as credit-related if it anticipates that the issuers will be unable to pay all principal and interest amounts due, according to the contractual terms of the security or if the decline in fair value of the security is driven by issuer-specific credit events.  The Company characterizes impairments as interest-related if the depression in fair value of the security was due to changes in interest or general credit spread widening and for which the Company has determined it no longer has the intent or ability to hold a security until recovery to amortized cost.  Once an other-than-temporary impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional impairment.  The net realized loss is recorded in the income statement as the difference between the fair value and the amortized cost of the security.

The Company incurred realized losses totaling $4.8 million, $0.8 million and $5.5 million for the years ended December 31, 2007, 2006 and 2005, respectively, for other-than-temporary impairments.  Of the $4.8 million in realized losses for other-than-temporary impairments for the year ended December 31, 2007, all impairments were deemed to be credit-related.

The Company discontinues the accrual of income on its holdings for issuers that are in default.  Investment income would not have increased materially for the years ended December 31, 2007, 2006 and 2005 if these holdings had been performing.

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized values, net of provisions for estimated losses.  Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of each property’s value at the time that the original loan is made.

A mortgage loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  Measurement of impairment is based on the lower of the present value of expected future cash flows discounted at the loan’s effective interest rate, or on the loan’s observable market price.  A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount.  Loans are also charged against the allowance when determined to be uncollectible.  The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower’s ability to pay.  While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Policy loans are carried at the amount of the outstanding principal balance.  The loans are collateralized by the respective insurance policy and do not exceed the excess of the net cash surrender value of the policy.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method.  When an impairment of a specific available-for-sale investment is determined to be other-than-temporary, a realized investment loss is recorded.  Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When an investment is placed in non-accrual status, all interest accrued is reversed against current period interest income.  Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Deferred Policy Acquisition Costs

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business.  Acquisition costs related to investment-type contracts, primarily deferred annuity, universal life and guaranteed investment contracts (“GICs”), are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses.

Estimating future gross profit is a complex process requiring considerable judgment and the forecasting of events into the future based on historical information and actuarial assumptions.  These assumptions are subject to an annual review process.  Changes in any of the assumptions that serve to increase or decrease the estimated future gross profits will cause the amortization of DAC to decrease or increase, respectively, in the current period.  During 2007 and 2006, changes in estimated future gross profits were driven by recent experience and expectations of future performance and are related mainly to changes in lapse assumptions, future growth rates of capital markets assumptions, and expense assumptions.  Changes in these assumptions resulted in (a decrease) an increase in DAC amortization of $(3.3) million and $4.7 million for the years ended December, 31, 2007 and 2006, respectively.

The amortization is reviewed regularly and adjusted, as appropriate, retrospectively when the Company records actual profits and revises its estimate of future gross profits to be realized from this group of products, including realized gains and losses from investments.

Although recovery of DAC is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of DAC considered recoverable, however, could be reduced in the near term if the future estimates of gross profits are reduced.

DAC is also adjusted for amounts relating to unrealized investment gains and losses.  This adjustment, net of tax, is included with unrealized investment gains or losses that are recorded in accumulated other comprehensive (loss) income.  DAC was increased (decreased) by $11.8 million and $(0.5) million at December 31, 2007 and 2006, respectively, relating to this adjustment.

Value of Business and Customer Renewals Acquired

VOBA represents the actuarially determined present value of projected future gross profits from the in-force policies included in the SLHIC asset transfer at May 31, 2007.  This amount is amortized in proportion to the projected premium income over the period to the first renewal of the transferred business.

A portion of the assets that were transferred to the Company under the SLHIC asset transfer are the value of customer renewals acquired (“VOCRA”).  VOCRA represents the actuarially determined present value of projected future profits arising from these in-force policies acquired at May 31, 2007 to these policies’ next renewal dates.  This amount is amortized in proportion to the projected premium income over the period from the first renewal date to the end of the projected life of the policies.

Other Assets

Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization.  Depreciation is calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years.  Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the lease or the estimated useful life of the improvements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Policy Liabilities and Accruals

Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events as well as liabilities for unpaid claims due as of the statement date.  Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits (“GMDB”).  Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions.  Loss recognition testing is done periodically to make sure that these assumptions remain adequate.  For the year ended December 31, 2007, no additional reserves were deemed required as a result of the loss recognition testing.  Reserves for GMDB are calculated according to the methodology of the American Institute of Certified Public Accountants (the “AICPA”) Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts” (“SOP 03-1”), whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.

Policy reserves for UL contracts are held for benefit coverages that are not fully provided for in the policy account value.  These include rider coverages and conversions from group policies.

Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries.  For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate.  In particular, for the Company’s group known claim reserves, the mortality and morbidity tables for the early durations of claims are based exclusively on the Company’s experience, incorporating factors such as age at disability, sex and elimination periods.  These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company’s future obligations.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are determined.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities.  The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders.  The liabilities are not reduced by surrender charges.

Revenue and Expenses

Premiums for traditional individual life and annuity products are considered earned revenue when due.  Premiums related to group disability insurance and group stop loss are recognized as earned revenue pro-rata over the contract period.  The unexpired portion of these premiums is recorded as unearned premiums.  Revenue from universal-type and investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy, and surrender charges.  Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy.  For universal life-type and investment-type contracts, expenses include interest credited to policyholders’ accounts and death benefits in excess of account values, which are recognized as incurred.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Other Operating Expenses

Operating expenses primarily represent allocated compensation and general and administrative expenses.  Management believes intercompany expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

Income Taxes

The Company will participate in a consolidated federal income tax return with Sun Life U.S. and other affiliates for the year ended December 31, 2007.  The Company filed a stand-alone federal income tax return for the years ended December 31, 2006 and 2005.

Deferred income taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, “Accounting for Income Taxes.”  These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

Separate Accounts

The Company has established separate accounts applicable to various classes of contracts providing variable benefits.  Contracts for which funds are invested in separate accounts include variable life insurance and individual qualified and non-qualified variable annuity contracts.  Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the consolidated financial statements.  Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder.  The activity of the separate accounts is not reflected in the Company’s consolidated financial statements except for: (1) the fees the Company receives, which are assessed periodically and recognized as revenue when assessed; and, (2) the activity related to the GMDB, guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”) which is reflected in the Company’s consolidated financial statements and accompanying notes.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

In June 2006, the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”), which became effective for fiscal years beginning after December 15, 2006.  FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.  The Company adopted FIN 48 on January 1, 2007, and recognized an increase of $38 thousand in the liability for unrecognized tax benefits (“UTBs”) and related net interest, and an offsetting decrease in its January 1, 2007 balance of retained earnings.

In March 2006, the FASB issued SFAS No. 156, “Accounting for Servicing of Financial Assets – an amendment of FASB Statement No. 140,” requiring all separately recognized servicing assets and liabilities to be initially measured at fair value and permits entities to choose to either subsequently measure servicing rights at fair value and report changes in fair value in earnings, or amortize servicing rights in proportion to, and over the estimated net servicing income or loss and assess the rights for impairment or the need for an increased obligation.  The option to subsequently measure servicing rights at fair value allows entities which utilize derivative instruments to hedge their servicing rights to account for such hedging relationships at fair value and avoid the complications of hedge accounting under SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities.”  SFAS No. 156 was effective for fiscal years beginning after September 15, 2006.  The adoption of this statement did not have a material impact on the Company’s financial position or results of operations.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (continued)

In February 2006, the FASB issued SFAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140.”  This statement amended SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities,” and SFAS No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” and resolves issues addressed in SFAS No. 133 Implementation Issue No. D1, “Application of Statement 133 to Beneficial Interests in Securitized Financial Assets.”  The Company began applying SFAS No. 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007.  The election did not have a material impact on the Company’s results of operations.

In September 2005, the AICPA issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”).  SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  The adoption of SOP 05-1 on January 1, 2007 did not have a material impact on the Company’s consolidated financial condition and results of operations.

Accounting Standards Not Yet Adopted

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities,” which permits entities to choose to measure many financial instruments and certain other items at fair value (the “FV option”).  The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions.  SFAS No. 159 is effective for fiscal years beginning after November 15, 2007 and all interim periods within those fiscal years.

As of January 1, 2008, the Company has adopted the FV option for all available-for-sale fixed maturity securities attributable to certain life, health and annuity products.  At December 31, 2007, such available-for-sale securities had an amortized cost of $1,118 million and a fair value of $1,113 million.  The adoption of the FV option does not relieve the Company from its obligation to monitor those available-for-sale securities that are in an unrealized loss position at December 31, 2007, which the Company will continue to do through its current portfolio monitoring process.

The FV option adoption will result in a cumulative-effect adjustment to the opening balance of retained earnings, accumulated other comprehensive income, DAC, VOBA, deferred tax asset and certain other liabilities.  The Company is currently assessing the impact of the effects of this adoption.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements,” which defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements, but does not change existing guidance as to whether or not an instrument is carried at fair value.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted (continued)

SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants.  The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2 and 3”).  Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability.  SFAS No. 157 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.  Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements.

The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007, and are to be applied prospectively, except for changes in fair value measurements that result from the initial application of SFAS No. 157, which are to be recorded as an adjustment to opening retained earnings in the year of adoption.  Effective January 1, 2008, the Company adopted SFAS No. 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value.  The Company is currently assessing the impact of SFAS No. 157 on its consolidated financial statements.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), “Business Combinations” (“SFAS No. 141(R)”). This statement replaces SFAS No. 141 and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS No. 141(R) include the following:

•
Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree shall be measured at their acquisition-date fair values rather than SFAS No. 141’s requirement to allocate the cost of an acquisition to individual assets acquired and liabilities assumed based on their estimated fair values;

•	Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

•
Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquired entity, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted (continued)

•
Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS No. 141 generally permitted the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, “Accounting for Contingencies” were met; and

•	Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SFAS No. 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS No. 141(R) effective date shall not be adjusted upon adoption of SFAS No. 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS No. 141(R) on January 1, 2009, and has not yet determined the effect of SFAS No. 141(R) on its consolidated financial statements.

In December 2007, the FASB issued SFAS No. 160, “Noncontrolling Interests in Consolidated Financial Statements.”  This statement amends Accounting Research Bulletin No. 51, “Consolidated Financial Statements” (“ARB 51”). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS No. 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent’s equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent’s ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS No. 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS No. 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS No. 160 on January 1, 2009 and has not yet determined the effect of SFAS No. 160 on its consolidated financial statements.

In June 2007, the AICPA issued Statement of Position 07-1, “Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies” (“SOP 07-1”).  SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (“the Guide”).  This statement also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity.  In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor.  SOP 07-1 is effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged; however, in November 2007, the FASB decided to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that has not early adopted the SOP.  The Company did not early adopt SOP 07-1.  SOP 07-1 as currently issued is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

2. GOODWILL AND OTHER INTANGIBLE ASSET

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the Company’s business acquisitions.  Goodwill of $37.8 million, allocated to the Company’s Wealth Management Segment, is attributable to the 2002 acquisition of Keyport Benefit Life Insurance Company (“KBL”), which was a wholly-owned subsidiary of Keyport Life Insurance Company.  Goodwill of $7.4 million, allocated to the Company’s Group Protection Segment, is attributable to the SLHIC asset transfer.  Additional information on the Company’s business segments is presented in Note 15.

An intangible asset with a gross carrying amount of $7.5 million and a net amortized balance of $7.3 million, allocated to the Group Protection Segment, is also attributable to the SLHIC asset transfer and represents the value of established distribution channels.  This intangible asset has an estimated useful life of 25 years.  Using a half-year convention and the straight-line method, the Company amortized $149 thousand for this intangible for the year ended December 31, 2007.  The Company estimates amortization of $299 thousand for this intangible for each of the five succeeding fiscal years.

In accordance with SFAS No. 142, “Goodwill and Other Intangible Assets,” goodwill and indefinite-lived assets are tested for impairment on an annual basis.  The Company completed the required impairment tests during the second quarter of 2007 and concluded that these assets were not impaired.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The following is a summary of affiliated transactions for those affiliates that are not consolidated in the Company’s financial statements.

The Company has agreements with Sun Life U.S. and certain affiliates, under which the Company receives, as requested, certain investment and administrative services on a cost-reimbursement basis.  Expenses under these agreements amounted to approximately $26.5 million, $14.5 million and $16.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company had $9.8 million and $1.0 million due to related parties at December 31, 2007 and 2006, respectively, and $16.1 million and $5.6 million due from related parties at December 31, 2007 and 2006, respectively.

During 2007, 2006 and 2005, the Company paid $2.0 million, $1.4 million and $1.0 million, respectively, in commission fees to Sun Life Financial Distributors, Inc.

During the years ended December 31, 2006 and 2005, the Company paid $1.5 million and $2.8 million, respectively, in commission fees to Independent Financial Marketing Group, Inc. (“IFMG”).  Effective November 7, 2007, IFMG was sold by Sun Life Financial and is no longer an affiliate of the Company.  IFMG will continue to distribute the Company’s products.  For that period of time in 2007 for when it was still affiliated, the Company paid $1.0 million in commission fees to IFMG.

During 2007, 2006 and 2005, the Company paid $1.3 million, $1.3 million and 1.5 million, respectively, in investment advisory fees to Sun Capital Advisers LLC, a registered investment adviser.

Effective December 31, 2007, the Company entered into a reinsurance agreement with SLOC, under which SLOC will fund a portion of the AXXX reserves attributable to certain individual UL policies sold by the Company.  Under the agreement, the Company ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis, certain in-force policies at December 31, 2007.  Future new business also will be reinsured under this agreement.  At December 31, 2007, pursuant to this agreement, the Company ceded $63.1 million of policyholder balances, and recorded a funds withheld payable to SLOC of $71.6 million.  The Company also has received from SLOC a ceding commission of $54.2 million and recorded a deferred gain of $45.7 million.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (continued)

Effective May 31, 2007, Sun Life Financial completed its acquisition of EBG.  Also effective May 31, 2007, the Company entered into a series of agreements with SLHIC, one of the acquired companies, through which the New York-issued business of SLHIC was transferred to the Company.  These agreements include a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which the Company has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which the Company has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York.  These agreements, in accordance SFAS No. 141, were treated as a transfer of net assets between entities under common control.  The Company paid $40 million of total consideration to SLHIC.  SLHIC transferred assets to the Company at a carrying value of approximately $72 million, including $38.7 million of goodwill and other intangibles, as well as policyholder and other liabilities of approximately $32 million.

As part of the SLHIC asset transfer, the Company received certain intangible assets totaling $31.3 million.  These include the value of distribution, VOBA, and VOCRA.  The value of distribution acquired of $7.5 million is subject to amortization on a straight-line basis over its projected economic life of 25 years.  VOBA of $7.6 million is subject to amortization based upon expected premium income over the period from acquisition to the first customer renewal, which is generally not more than two years.  VOCRA of $16.2 million is subject to amortization based upon expected premium income over the projected life of the inforce business acquired, which is 20 years.  For the year ended December 31, 2007, the Company recorded $0.1 million, $5.9 million, and $1.9 million for amortization of the value of distribution, VOBA, and VOCRA, respectively.

Goodwill and value of distribution related to this transaction also have been presented in Note 2.

As more fully described in Note 9, the Company participates in a pension plan and other post-retirement benefit plans sponsored by Sun Life U.S.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of the Company’s fixed maturities were as follows (in 000’s):

	December 31, 2007
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Non-corporate securities
Asset backed securities	$23,653	$75	$(210)	$23,518
Collateralized mortgage obligations	74,027	441	(783)	73,685
Mortgage-backed securities	4,780	123	-	4,903
Foreign government and agency securities	3,570	129	-	3,699
U.S. treasury and agency securities	4,999	414	-	5,413
Total non-corporate securities	111,029	1,182	(993)	111,218
Corporate securities
Basic industry	14,169	120	(272)	14,017
Capital goods	80,959	624	(1,379)	80,204
Communications	97,081	1,761	(1,066)	97,776
Consumer cyclical	90,088	445	(3,970)	86,563
Consumer noncyclical	54,292	436	(502)	54,226
Energy	51,459	670	(457)	51,672
Finance	658,821	1,868	(29,468)	631,221
Technology	25,500	40	(405)	25,135
Transportation	12,926	373	(267)	13,032
Utilities	89,372	1,957	(917)	90,412
Other	32,752	355	(15)	33,092
Total corporate securities	1,207,419	8,649	(38,718)	1,177,350
Total available-for-sale fixed maturities	$1,318,448	$9,831	$(39,711)	$1,288,568

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (continued)

	December 31, 2006
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale fixed maturities:
Non-corporate securities
Asset backed securities	$27,539	$213	$(171)	$27,581
Collateralized mortgage obligations	60,756	129	(514)	60,371
Mortgage-backed securities	47,339	79	(707)	46,711
Foreign government and agency securities	5,662	174	(20)	5,816
U.S. treasury and agency securities	5,897	88	(4)	5,981
Total non-corporate securities	147,193	683	(1,416)	146,460
Corporate securities
Basic industry	8,057	152	(59)	8,150
Capital goods	114,508	1,023	(494)	115,037
Communications	142,346	1,619	(1,573)	142,392
Consumer cyclical	119,327	740	(1,447)	118,620
Consumer noncyclical	39,116	291	(308)	39,099
Energy	43,472	472	(248)	43,696
Finance	691,623	4,892	(2,482)	694,033
Technology	7,000	-	(405)	6,595
Transportation	27,481	331	(53)	27,759
Utilities	97,842	2,202	(1,296)	98,748
Other	22,112	344	(2)	22,454
Total corporate securities	1,312,884	12,066	(8,367)	1,316,583
Total available-for-sale fixed maturities	$1,460,077	$12,749	$(9,783)	$1,463,043

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below (in 000’s).  Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2007
	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$76,790	$76,236
Due after one year through five years	483,297	474,938
Due after five years through ten years	365,312	354,804
Due after ten years	290,589	280,484
Subtotal – Maturities available-for-sale	1,215,988	1,186,462
ABS, CMO and MBS securities	102,460	102,106
Total – Available-for-sale	$1,318,448	$1,288,568

Gross gains of $2.0 million, $3.4 million and $4.6 million, and gross losses of $1.0 million, $10.2 million and $3.2 million were realized on the sale of fixed maturities for the years ended December 31, 2007, 2006 and 2005, respectively.

Fixed maturities with an amortized cost of approximately $0.4 million and $0.5 million at December 31, 2007 and 2006, respectively, were on deposit with governmental authorities as required by law.

As of December 31, 2007 and 2006, 95.8% and 96.2%, respectively, of the Company’s fixed maturities were investment grade.  Investment grade securities are those that are rated “BBB” or better by nationally recognized statistical rating organizations.  The Company incurred realized losses totaling $4.8 million, $0.8 million and $5.5 million for the years ended December 31, 2007, 2006 and 2005, respectively, for other-than-temporary impairments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (continued)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes

At December 31, 2007, the Company held $1.6 billion in invested assets and cash.  Of this balance, $1.3 billion was invested in fixed-maturity securities designated as available-for-sale.  Of the $1.3 billion of available-for-sale fixed maturities, securities with a fair value of $913.4 million were in an unrealized loss position totaling $39.7 million.  At December 31, 2007, 90.8% of securities in an unrealized loss position, based on fair value, were securities with fair value to amortized cost percentages of greater than or equal to 90%.  The total unrealized loss position for such securities was $24.3 million.

In the available-for-sale fixed maturity portfolio, securities with a fair value of $54.6 million, representing 3.4% of the total invested asset balance, were comprised of below-investment-grade or not-rated securities.  Of the total of the securities that were below-investment-grade or not-rated at December 31, 2007, securities with a fair value of $27.6 million, representing 1.7% of the total invested asset balance, were in an unrealized loss position that totaled $2.9 million.  At December 31, 2007, 72% of these securities in an unrealized loss position, based on fair value, were securities with fair value to amortized cost percentages of greater than or equal to 90%.

The Company’s portfolio monitoring process is designed to identify securities that may be other-than-temporarily impaired.  The Company has a Credit Committee comprised of professionals from the investment and accounting functions that meets at least quarterly to review individual issues or issuers that may be of concern.  The process involves a quarterly screening of all impaired securities, with particular attention given to identification of those securities whose fair value to amortized cost percentages have been less than 80% for an extended period of time.  Additionally, the Company screens all sales transactions which generated realized losses in excess of $150 thousand and 10% of amortized cost in order to identify identical securities or issuers which the Company continues to hold.  Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be other-than-temporarily impaired.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial condition and its near term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List” – Management has concluded that the fair value will increase enough to recover the Company’s amortized cost but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  As of December 31, 2007, no securities were included on the Company’s Monitor List.

“Watch List” – Management has concluded that the fair value will increase enough to recover the Company’s amortized cost but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter.  As of December 31, 2007, securities with an amortized cost of $11.4 million and a fair value of $10.4 million were included on the Company’s Watch List.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.

“Impaired List” – Management has concluded that the fair value will not increase enough to recover the Company’s amortized cost and an other-than-temporary impairment charge is recorded to income or the security is sold and a realized loss is recorded as a charge to income.  Impairments are classified as either credit-related or interest-related.  The Company categorizes impairments as credit-related if there are current concerns regarding the issuers’ ability to pay all principal and interest amounts due, according to the contractual terms of the security or if the decline in fair value of the security is driven by issuer-specific credit events.  The Company characterizes impairments as interest-related if the depression in fair value of the security was due to changes in interest or general credit spread widening and for which the Company has determined it no longer has the intent or ability to hold a security until recovery to amortized cost.  For the year ended December 31, 2007, other-than-temporary impairments of $4.8 million were recorded as a charge to income.  Of this balance, all impairments were deemed to be credit-related.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes (continued)

At each balance sheet date, management also evaluates securities in an unrealized loss position and determines if the Company has the intent and ability to hold the securities until recovery.  If events or circumstances change, such as unexpected changes in the creditworthiness of the issuer, unanticipated changes in interest rates and/or credit spreads, changes in tax laws or accounting rules, changes in statutory capital requirements, or greater than expected liquidity needs, management will reconsider whether the Company has the intent and ability to hold a security until recovery.  If subsequent to the balance sheet date and due to an unexpected change in circumstances, the Company determines that it no longer intends to hold a security until recovery, a loss is recognized in net income in the period in which the intent to hold to recovery no longer exists.

There are inherent risks and uncertainties in management’s evaluation of securities for other-than-temporary impairment.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for other-than-temporary impairment.

The Company discontinues accruing income on all of its holdings for issuers that are in default.  Investment income would not have increased materially if these holdings had been performing.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes (continued)

Unrealized Losses

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturity investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector, number of securities, and length of time that the individual securities had been in an unrealized loss position at December 31, 2007 (dollar amounts in 000’s):

	Less than Twelve Months			Twelve Months or More			Total
	#	Fair Value	Gross Unrealized Losses	#	Fair Value	Gross Unrealized Losses	#	Fair Value	Gross Unrealized Losses
Non-Corporate Securities
Asset backed securities	-	$ -	$ -	16	$ 12,806	$ (210)	16	$ 12,806	$ (210)
Collateralized mortgage obligations	7	7,941	(69)	28	31,957	(714)	35	39,898	(783)
Total Non-Corporate	7	7,941	(69)	44	44,763	(924)	51	52,704	(993)
Corporate Securities
Basic industry	5	8,461	(237)	1	962	(35)	6	9,423	(272)
Capital goods	14	52,401	(1,105)	3	7,918	(274)	17	60,319	(1,379)
Communications	15	46,697	(489)	6	7,572	(577)	21	54,269	(1,066)
Consumer cyclical	20	45,627	(2,158)	8	18,374	(1,812)	28	64,001	(3,970)
Consumer noncyclical	4	18,084	(113)	3	5,422	(389)	7	23,506	(502)
Energy	8	27,776	(401)	3	2,078	(56)	11	29,854	(457)
Finance	131	489,555	(25,280)	36	48,825	(4,188)	167	538,380	(29,468)
Technology	4	15,938	(44)	1	6,639	(361)	5	22,577	(405)
Transportation	6	5,557	(237)	1	739	(30)	7	6,296	(267)
Utilities	16	21,624	(251)	11	21,019	(666)	27	42,643	(917)
Other	5	7,393	(1)	1	2,015	(14)	6	9,408	(15)
Total Corporate Securities	228	739,113	(30,316)	74	121,563	(8,402)	302	860,676	(38,718)
Grand Total	235	$ 747,054	$ (30,385)	118	$ 166,326	$ (9,326)	353	$ 913,380	$ (39,711)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes (continued)

Unrealized Losses (continued)

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturity investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector, number of securities, and length of time that the individual securities had been in an unrealized loss position at December 31, 2006 (dollar amounts in 000’s):

	Less than Twelve Months			Twelve Months or More			Total
	#	Fair Value	Gross Unrealized Losses	#	Fair Value	Gross Unrealized Losses	#	Fair Value	Gross Unrealized Losses
Non-Corporate Securities
Asset backed securities	-	$ -	$ -	4	$ 8,593	$ (171)	4	$ 8,593	$ (171)
Collateralized mortgage obligations	4	6,530	(38)	16	28,111	(476)	20	34,641	(514)
Mortgage-backed securities	8	5,191	(28)	27	30,088	(679)	35	35,279	(707)
Foreign government and agency securities	-	-	-	1	985	(20)	1	985	(20)
U.S. treasury and agency securities	1	315	(3)	1	747	(1)	2	1,062	(4)
Total Non-Corporate	13	12,036	(69)	49	68,524	(1,347)	62	80,560	(1,416)
Corporate Securities
Basic industry	-	-	-	2	1,960	(59)	2	1,960	(59)
Capital goods	4	16,008	(53)	4	15,147	(442)	8	31,155	(495)
Communications	6	16,214	(114)	16	32,831	(1,459)	22	49,045	(1,573)
Consumer cyclical	9	22,117	(223)	15	57,674	(1,224)	24	79,791	(1,447)
Consumer noncyclical	2	3,157	(76)	3	4,567	(231)	5	7,724	(307)
Energy	4	6,636	(116)	3	3,186	(132)	7	9,822	(248)
Finance	27	82,283	(529)	32	66,138	(1,953)	59	148,421	(2,482)
Technology	-	-	-	1	6,595	(405)	1	6,595	(405)
Transportation	2	3,674	(24)	1	793	(29)	3	4,467	(53)
Utilities	9	11,438	(196)	10	27,897	(1,100)	19	39,335	(1,296)
Other	1	2,020	(2)	-	-	-	1	2,020	(2)
Total Corporate	64	163,547	(1,333)	87	216,788	(7,034)	151	380,335	(8,367)
Grand Total	77	$ 175,583	$ (1,402)	136	$ 285,312	$ (8,381)	213	$ 460,895	$ (9,783)

The Company’s available-for-sale fixed maturity gross unrealized loss position as of December 31, 2007 was $29.9 million greater than at December 31, 2006.  The increase in unrealized losses was primarily due to general credit spread widening, partially offset by a decrease in interest rates.  Credit spreads widened primarily due to the deterioration of the sub-prime mortgage market and other liquidity disruptions, impacting the overall credit market.

Deterioration in the U.S. housing market, combined with tightened lending conditions and the market’s flight to quality securities, as well as the increased likelihood of a U.S. recession, also caused credit spreads to widen considerably.  The sectors and industries most significantly impacted include mortgage originators, home builders, financial lenders, residential and commercial mortgage-backed investments, and other structured products, including consumer loan backed investments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Overview of the Company's Investment Holdings and Portfolio Monitoring Processes (continued)

Unrealized Losses (continued)

The sectors in the Company’s portfolio that recognized the largest unrealized losses were the Finance and Consumer Cyclical sectors.  As of December 31, 2007, there were 167 securities accounting for unrealized losses of $29.5 million in the Finance sector.  Of these unrealized losses, 98.6% were related to investment-grade issues (rated AAA through BBB-).  As of December 31, 2007, there were 28 securities accounting for unrealized losses of $4.0 million in the Consumer Cyclical sector.  Of these unrealized losses, 49.5% were related to investment-grade issues (rated AAA through BBB-).  All securities held at December 31, 2007 were subject to the Company’s portfolio monitoring process.

Because securities issued by the same issuer with different CUSIP numbers typically have different investment characteristics, such as secured or unsecured, shorter or longer maturities, or different interest rates, management’s analyses of unrealized and realized losses are performed at the CUSIP number level.  The Company also considers the credit condition of issuers at the entity level and considers various issues affecting an issuer collectively as facts and circumstances warrant.

Realized Losses

The sales of securities in the year ended December 31, 2007, which were in an unrealized loss position at the time of sale were primarily due to actual liquidity needs that were different from anticipated liquidity needs.  Management responded by selling certain securities that were in an unrealized gain position and by reconsidering the Company’s intent to hold certain securities that were in an unrealized loss position until recovery and selling them at a loss.  The objective of these sales was to keep the portfolio optimally balanced and diversified with respect to asset mix, interest rate risk, yield, duration, and credit quality.

During the year ended December 31, 2007, the Company recorded realized losses totaling $0.6 million on sales of securities with an aggregate fair value of $46.9 million.  The average percentage of selling price to amortized cost was 98.6%.  The largest single trading loss during the year ended December 31, 2007 was $0.2 million.

Mortgage Loans

The Company invests in commercial first mortgage loans throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of each property’s value at the time that the original loan is made.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, appropriate allowances for losses have been made.  In those cases where, in management’s judgment, the mortgage loan’s value has been impaired, appropriate losses are recorded.  The Company had no restructured mortgage loans at December 31, 2007 and 2006, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Mortgage Loans (continued)

Mortgage loans comprise the following property types (in 000’s):

	December 31,
Property Type:	2007	2006
Office building	$47,284	$52,777
Residential	1,609	1,700
Retail	79,356	66,564
Industrial/warehouse	32,672	31,842
Other	9,520	8,645
Valuation allowance	(236)	(236)

Total	$170,205	$161,292

Mortgage loans comprise the following geographic regions (in 000’s):

	December 31,
Geographic region:	2007	2006
Alabama	$1,838	$-
Arizona	6,322	5,485
California	5,579	10,481
Colorado	9,812	5,773
Delaware	-	11,279
Florida	16,151	22,592
Georgia	8,453	7,206
Idaho	578	594
Illinois	1,919	1,987
Indiana	6,722	6,114
Kansas	2,664	2,729
Louisiana	1,475	-
Maryland	9,972	10,345
Massachusetts	486	536
Michigan	3,136	324
Minnesota	528	550
Mississippi	738	770
Missouri	8,266	7,297
Nevada	57	1,184
New Jersey	6,598	9,305
New Mexico	697	-
New York	17,357	15,256
North Carolina	3,018	3,261
Ohio	11,252	9,806
Oregon	994	-
Pennsylvania	10,163	7,360
South Carolina	-	537
Tennessee	2,100	-
Texas	27,725	14,535
Utah	2,292	2,492
Virginia	3,549	3,730
Valuation allowance	(236)	(236)
Total	$170,205	$161,292

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (Continued)

Mortgage Loans (continued)

At December 31, 2007, scheduled mortgage loan maturities were as follows (in 000’s):

2008	$4,699
2009	192
2010	1,027
2011	11,440
2012	5,173
Thereafter	147,674
Total	$170,205

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations, with or without prepayment penalties, and loans may be refinanced.

The Company has made funding commitments of mortgage loans on real estate and other loans into the future.  The outstanding funding commitments for these mortgages amounted to $3.4 million and $7.8 million at December 31, 2007 and 2006, respectively.

Securities Lending

On May 1, 2006, the Company established a securities lending program which requires the borrower to provide collateral on a daily basis in amounts in excess of 102% of the fair value of the applicable securities loaned.  The Company retains effective control over all loaned securities and, therefore, continues to report such loaned securities as fixed maturities in its consolidated balance sheet.

Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral.  The fair value of collateral held and included in other invested assets was $69.1 million and $65.8 million at December 31, 2007 and 2006, respectively.  Fee income earned on securities lending transactions was $0.2 million and $0.1 million for the years ended December 31, 2007 and 2006, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

5. NET REALIZED INVESTMENT LOSSES

Net realized investment losses consisted of the following for the years ended December 31 (in 000’s):

	2007	2006	2005

Fixed maturities	$1,028	$(6,834)	$1,462
Mortgage loans	(21)	-	-
Short-term investments	18	-	(2)
Other-than-temporary impairments	(4,823)	(771)	(5,546)
Sales of previously impaired assets	311	1,524	-
Total	$(3,487)	$(6,081)	$(4,086)

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31 (in 000’s):

	2007	2006	2005

Fixed maturities	$84,065	$88,091	$87,428
Mortgage loans	11,249	10,017	8,500
Other	266	591	(211)
Gross investment income	95,580	98,699	95,717
Less: Investment expenses	1,271	1,334	1,453
Net investment income	$94,309	$97,365	$94,264

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, “Disclosure about Fair Value of Financial Instruments,” excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments at December 31 (in 000’s):

	2007		2006
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 65,901	$ 65,901	$ 54,231	$ 54,231
Fixed maturities	1,288,568	1,288,568	1,463,043	1,463,043
Equity securities	-	-	17	17
Mortgage loans	170,205	172,128	161,292	162,268
Policy loans	118	118	139	139
Separate account assets	929,008	929,008	796,827	796,827

Financial liabilities:
Contractholder deposit funds and other policy liabilities	1,285,259	1,187,534	1,437,396	1,397,225
Separate account liabilities	929,008	929,008	796,827	796,827

The following methods were used by the Company in determining the estimated fair value of its financial instruments:

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities and equity securities: The Company determines the fair value of its publicly-traded fixed maturities using four primary pricing methods: third-party pricing services, independent dealer quotes, pricing matrices, and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining three methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing matrices and models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.

Structured securities, such as CMO, CMBS, and ABS, are priced using a matrix, fair value model or independent broker quotations.  CMBS securities, which are a subset of the Company's CMO holdings, are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Other CMOs and ABS are priced using matrices, models and independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, MBS, CMBS, and CMO.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

For privately-placed fixed maturities, fair values are estimated using matrices, which take into account credit spreads for publicly-traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately-placed fixed maturities are also priced using market prices or dealer quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair value of equity securities are based on quoted market prices.  Equity securities are included as a component of other invested assets.

Mortgage loans: The fair values of mortgage are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

Separate account assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Contractholder deposit funds and other policy liabilities: The fair values of the Company’s general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.  GMABs and GMWBs are considered to be derivatives under SFAS No. 133, and are included in contractholder deposit funds.  The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection.  Policyholder assumptions are based on experience studies and industry standards.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability from this contingency is unlikely.  The following discussion is organized by the Company’s business segments involved in reinsurance agreements.  Additional information on the Company's business segments is presented in Note 15.

Group Protection Segment

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company’s group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly- renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $0.7 million per claim for group life contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure specific claims for amounts in excess of $1.0 million per claim for stop loss contracts ceded by the Company.  The retention limit was raised to $1.5 million for policies sold or renewed on or after January 1, 2006.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $4 thousand per claim per month for long-term disability contracts ceded by the Company.  The retention limit was raised to $9 thousand per claim per month for claims incurred on or after January 1, 2006.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures 100% of the risks on a quota share basis for certain specific group life and disability policies.

The Company has an agreement, effective May 31, 2007, to assume the net risks of an affiliate, SLHIC, for its New York-issued policies.

The effects of reinsurance were as follows (in 000’s):

	For the Years Ended December 31,
	2007	2006	2005

Premiums and annuity considerations:
Direct	$47,194	$40,773	$34,863
Assumed – Affiliated	46,582	-	-
Ceded – Non-affiliated	2,894	2,451	2,616
Net premiums and annuity considerations	$90,882	$38,322	$32,247

Policyowner benefits:
Direct	$43,967	$31,579	$27,388
Assumed – Affiliated	30,018	-	-
Ceded – Non-affiliated	4,676	2,322	1,725
Net policyowner benefits	$69,309	$29,257	$25,663

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

8. REINSURANCE (Continued)

Group Protection Segment (continued)

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim.  Management believes that any liability from this contingency is unlikely.  However, to limit the possibility of such losses, the Company regularly evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

The following schedule reflects related party reinsurance information as recorded in income for the year ended December 31, 2007 (in 000's).

2007

Assumed premiums	$46,582
Assumed benefits, included in policyowner benefits	$30,018
Assumed commissions, included in other operating expenses	$4,583

The Company had no related party reinsurance transactions for the years ended December 31, 2006 or 2005.

Individual Protection Segment

Effective December 31, 2007, the Company entered into a reinsurance agreement with SLOC, under which SLOC will fund a portion of the AXXX reserves attributable to certain individual UL policies sold by the Company.  Under the agreement, the Company ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis, certain in-force policies at December 31, 2007.  Future new business also will be reinsured under this agreement.  At December 31, 2007, pursuant to this agreement, the Company ceded $63.1 million of policyholder balances, and recorded a funds withheld payable to SLOC of $71.6 million.  The Company also has received from SLOC a ceding commission of $54.2 million and recorded a deferred gain of $45.7 million.

9.  RETIREMENT PLANS

Pension Plan

The Company participates in a non-contributory defined benefit pension plan (the “Pension Plan”) that is sponsored by Sun Life U.S., which is directly liable for the related obligations.  Benefits under the Pension Plan are based on years of service and employees’ average compensation.  The Company is allocated a portion of the Pension Plan’s expenses, or allocated a credit if expected return on plan assets exceeds the Pension Plan’s expenses.  The allocated (credit) expenses were $(165) thousand, $(38) thousand and $211 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.  Included in the 2005 allocation is a curtailment charge of $205 thousand related to changes in the Pension Plan.

401(k) Savings Plan

The Company participates in a savings plan that qualifies under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) sponsored by Sun Life U.S. for which substantially all employees of at least age 21 are eligible to participate at date of hire.  Employer contributions are matched up to a specified amount of the employee’s contributions to the 401(k) Plan.  The Company’s portion of this employer contribution was $21 thousand, $45 thousand, and $16 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

9.  RETIREMENT PLANS (Continued)

Other Post-Retirement Benefit Plans

The Company participates in a plan sponsored by Sun Life U.S. that provides certain health, dental and life insurance benefits (“post-retirement benefits”) for retired employees and dependents.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age, or retire early upon satisfying an alternate age-plus-service condition.  Life insurance benefits are generally set at a fixed amount.  The Company is allocated a portion of these post-retirement benefit plan expenses.  The allocated expenses were $9 thousand, $13 thousand and $8 thousand for the years ended December 31, 2007, 2006 and 2005, respectively.

10. FEDERAL INCOME TAXES

The Company adopted FIN 48 on January 1, 2007.  FIN 48 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return.

As a result of the implementation of FIN 48, the Company recognized an increase of $38 thousand in the liability for unrecognized tax benefits (“UTBs”) and related net interest, which was accounted for as a reduction to the January 1, 2007 balance of retained earnings.  The liability for UTBs related to permanent and temporary tax adjustments, exclusive of interest, was $2.5 million as of December 31, 2007 ($0.6 million as of January 1, 2007).  Of this total, $256 thousand of tax benefits would favorably affect the Company’s effective tax rate if the tax benefits were recognized in the financial statements.  In addition, consistent with the provisions of FIN 48, the Company reclassified $2.3 million of income taxes from deferred tax liabilities to accrued expenses and taxes at December 31, 2007.

The net increase in the tax liability, excluding accrued interest, of $1,966 thousand since the date of adoption resulted from the following (in 000’s):

Balance at January 1, 2007	$ 554
Gross increases related to tax positions in prior years	2,464
Gross decreases related to tax positions in prior years	(498)
Gross increases related to tax positions in current year	-
Settlements	-
Close of tax examinations / statutes of limitations	-

Balance at December 31, 2007	$ 2,520

The Company records interest and penalties related to income taxes as a component of other income or expense in the consolidated statements of operations.  The Company recognized $38 thousand of net interest and penalties as at January 1, 2007.  During the years ended December 31, 2007, the Company recognized an additional $75 thousand in gross interest and penalties related to UTBs.

While the Company expects the amount of unrecognized tax liabilities to change in the next twelve months, it does not expect the change to have a significant impact on its results of operations or financial position.

The Company’s federal income tax returns are periodically audited by the Internal Revenue Service (“IRS”), and provisions are made in the consolidated financial statements in anticipation of the results of these audits.  In August 2006, the IRS issued a Revenue Agent’s Report for the Company’s tax years 2001 and 2002.  The Company is currently at the Appeals Division of the IRS with respect to the tax years 2001 and 2002.  In the first quarter of 2007, the IRS commenced an examination of the Company’s U.S. federal income tax returns for the tax years 2003 and 2004.  This examination is anticipated to be completed by August 1, 2008.  While the final outcome of the appeal and ongoing tax examinations is not determinable, the Company does not believe that any adjustments would be material to its financial position.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

10. FEDERAL INCOME TAXES (continued)

The Company's accounting records for tax years 2001 through 2007 remain subject to examination by the IRS.

The Company will participate in a consolidated federal income tax return with Sun Life U.S. and other affiliates for the year ended December 31, 2007.  The Company filed a stand-alone federal income tax return for the years ended December 31, 2006 and 2005.  A summary of the components of federal income tax expense (benefit) in the statements of income for the years ended December 31, is as follows (in 000’s):

	2007	2006	2005
Federal income tax expense (benefit):
Current	$8,651	$(2,783)	$3,225
Deferred	290	10,193	(947)

Total federal income tax expense	$8,941	$7,410	$2,278

Federal income taxes attributable to operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate of 35%.  The Company’s effective rate differed from the statutory federal income tax rate as follows (in 000’s):

	2007	2006	2005

Federal income tax expense at statutory rate	$9,571	$8,275	$2,702
Prior year adjustments, including settlements	(208)	(340)	(424)
Separate account dividend received deduction	(438)	(525)	-
Other permanent items	16	-	-

Total federal income tax expense	$8,941	$7,410	$2,278

Net deferred income tax (liabilities) assets represent the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes.  The components of the Company’s deferred tax assets and liabilities as of December 31 were as follows (in 000’s):

	2007	2006

Deferred tax assets:
Actuarial liabilities	$31,025	$4,555
Net operating loss	-	7,954
Investments, net	1,532	762

Total deferred tax assets	32,557	13,271

Deferred tax liabilities:
Deferred policy acquisition costs	(31,110)	(18,836)
Other	(2,492)	(1,388)

Total deferred tax liabilities	(33,602)	(20,224)

Net deferred tax liability	$(1,045)	$(6,953)

The Company had a federal income tax payment of $67 thousand for the year ended December 31, 2007.  The Company had no net income tax payments for the year ended December 31, 2006.  The Company received income tax refunds of approximately $274 thousand for the year ended December 31, 2005.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses, which is related to the Company’s stop loss, group life and group disability insurance products is summarized below (in 000’s):

	2007	2006

Balance at January 1	$36,689	$33,141
Less: reinsurance recoverable	(5,906)	(5,886)
Net balance at January 1	30,783	27,255
Incurred related to:
Current year	96,377	26,644
Prior years	(1,805)	(1,294)
Total incurred	94,572	25,350
Paid losses related to:
Current year	(47,531)	(14,881)
Prior years	(8,867)	(6,941)
Total paid	(56,398)	(21,822)

Balance at December 31	74,878	36,689
Less: reinsurance recoverable	(5,921)	(5,906)
Net balance at December 31	$68,957	$30,783

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims.  Changes in prior estimates are recorded in results of operations in the year such changes are determined.

As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expense decreased by $1.8 million and $1.3 million in 2007 and 2006, respectively.  The favorable development experienced in both years was driven mainly by better than expected loss experience in group life.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

12.  LIABILITIES FOR CONTRACT GUARANTEES

As disclosed in Note 1, the Company records its reserves for GMDBs in accordance with SOP 03-1, whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.  The major provisions of SOP 03-1 that affect the Company require:

•	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts.
•	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC.
•	Reporting and measuring the Company’s interest in its separate accounts as investments.

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract adjusted for any customer withdrawals, (b) total deposits made on the contract adjusted for any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2007 (in 000’s):

Benefit Type	Account Balance	Net Amount at Risk (a)	Average Attained Age
Minimum Death	$1,005,573	$24,860	63.8
Minimum Accumulation or Withdrawal	$395,132	$581	60.7

(a) Net amount at risk represents the difference between the guaranteed benefit and account balance.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2006 (in 000’s):

Benefit Type	Account Balance	Net Amount at Risk (a)	Average Attained Age
Minimum Death	$895,458	$31,752	63.8
Minimum Accumulation or Withdrawal	$232,257	$6	60.2

(a) Net amount at risk represents the difference between the guaranteed benefit and account balance.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

12.  LIABILITIES FOR CONTRACT GUARANTEES (continued)

The following roll-forward summarizes the reserve for the GMDB for the years ended December 31, (in 000’s):

	2007	2006
Balance at January 1	$681	$681
Benefit Ratio Change / Assumption Changes	183	84
Incurred guaranteed benefits	603	840
Paid guaranteed benefits	(806)	(972)
Interest	49	48

Balance at December 31	$710	$681

Because the Company has not issued products that contain a guaranteed minimum income benefit (“GMIB”), there was no requirement for a GMIB reserve as of December 31, 2007.

The liability for death benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest and less contract benefit payments.  The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges.  The benefit ratio may be in excess of 100%.  For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance.  For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated future gross profits.  Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant’s attained age.

The liability for guarantees is re-evaluated regularly, and adjustments are made to the liability balance through a charge or credit to policyowner benefits.

GMABs and GMWBs are considered to be derivatives under SFAS No. 133, and are recorded at fair value through earnings.  The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection.  Policyholder assumptions are based on experience studies.  The net balance of GMABs and GMWBs constituted (a liability) an asset in the amount of $(3.6) million and $0.4 million at December 31, 2007 and 2006, respectively.

13. DEFERRED POLICY ACQUISITION COSTS

The changes in DAC for the years ended December 31 were as follow (in 000’s):

	2007	2006

Balance at January 1	$85,021	$80,640
Acquisition costs deferred	32,796	24,163
Amortized to expense during year	(12,138)	(18,422)
Adjustment related to change in unrealized
investment (gains) losses during year	12,447	(1,360)
Balance at December 31	$118,126	$85,021

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

14. VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

The changes in VOBA and VOCRA for the year ended December 31, 2007 were as follows (in 000's):

2007

Balance at January 1	$-
Amount capitalized resulting from the SLHIC asset transfer	23,854
Amortized to expense during the year	(7,783)
Balance at December 31	$16,071

Additions to VOBA and VOCRA were a result of the SLHIC asset transfer, as described in Note 1.  VOBA transferred was $7.6 million and VOCRA transferred was $16.2 million.

15. SEGMENT INFORMATION

The Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing-related activities.  Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets by line of business.  Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not materially depend on one or a few customers, brokers or agents for a significant portion of its operations.

Effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to be more closely aligned with rating agency standards.  The changes impact the amount of capital and income on capital that is allocated to the Company’s Wealth Management, Individual Protection and Group Protection Segments from the Corporate Segment.

Wealth Management

The Wealth Management Segment markets, sells and administers fixed and variable annuity products.

Group Protection

The Group Protection Segment markets, sells and administers group life, stop loss, long-term disability and short-term disability, and group dental insurance products.  These products are sold to small and mid-size employers that provide group benefits for their employees.

Individual Protection

The Individual Protection Segment markets, sells and administers universal life insurance, variable universal life insurance and conversions from the Company’s group life product.

Corporate

The Corporate Segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments.

 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

15. SEGMENT INFORMATION (continued)

The following amounts pertained to the various business segments (in 000’s):

Year ended December 31, 2007

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$93,074	$93,253	$15,646	$2,412	$204,385
Total Expenditures	80,877	93,232	7,019	(4,091)	177,037
Pretax Income	12,197	21	8,627	6,503	27,348

Net Income	$8,274	$13	$5,608	$4,512	$18,407

Total Assets	$2,308,807	$120,942	$371,845	$68,973	$2,870,567

Year ended December 31, 2006

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$97,296	$39,833	$8,226	$5,334	$150,689
Total Expenditures	86,956	35,356	7,662	(2,928)	127,046
Pretax Income	10,340	4,477	564	8,262	23,643

Net Income	$7,803	$2,910	$366	$5,154	$16,233

Total Assets	$2,357,623	$80,969	$123,752	$139,340	$2,701,684

Year ended December 31, 2005

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$101,854	$32,604	$1,366	$179	$136,003
Total Expenditures	94,084	32,333	1,899	(32)	128,284
Pretax Income (Loss)	7,770	271	(533)	211	7,719

Net Income (Loss)	$5,475	$176	$(347)	$137	$5,441

Total Assets	$2,649,575	$55,319	$10,575	$1,069	$2,716,538

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

15. SEGMENT INFORMATION (continued)

As described earlier, effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to be more closely aligned with rating agency standards.  The following provides a summary of the amounts allocated from the Corporate Segment to the other segments related to the allocation of income on capital for the years presented (in 000’s):

Year ended December 31, 2007

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Pretax income (loss)	$2,903	$648	$3,708	$(7,259)	$-

Year ended December 31, 2006

Pretax income (loss)	$4,401	$775	$814	$(5,990)	$-

Year ended December 31, 2005

Pretax income (loss)	$12,379	$362	$-	$(12,741)	$-

16. REGULATORY FINANCIAL INFORMATION

The Company is required to file quarterly and annual statements with the New York State Insurance Department prepared on a statutory accounting basis prescribed or permitted by the State of New York.  For the years ended December 31, 2007, 2006 and 2005, there were no permitted practices followed.  Statutory net income and capital stock and surplus differ from net income and stockholder’s equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, and income tax expense reflects only taxes paid or currently payable.

The Company’s statutory capital and surplus, and net (loss) income were as follows (in 000’s):

	Unaudited for the Years ended December 31,
	2007	2006	2005

Statutory capital and surplus	$ 206,952	$ 132,693	$ 180,009
Statutory net loss	(25,380)	(51,183)	(11,841)

17. DIVIDEND RESTRICTIONS

The Company’s ability to pay dividends is subject to certain statutory restrictions.  The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers.  New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  The Company is permitted to pay dividends up to a maximum of $20.7 million in 2008 without prior approval from the New York Superintendent of Insurance.  No dividends were paid by the Company during 2007, 2006 or 2005.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

18. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The components of accumulated other comprehensive (loss) income as of December 31, were as follows (in 000’s):

	2007	2006	2005
Unrealized (losses) gains on available-for-sale securities	$(29,880)	$2,976	$(1,785)
Changes in reserves due to unrealized (losses) gains on available-for-sale securities	(592)	(452)	(3)
Changes in DAC due to unrealized (losses) gains on available-for-sale securities	11,780	(537)	823
Tax effect and other	6,768	(555)	477

Accumulated other comprehensive (loss) income	$(11,924)	$1,432	$(488)

19. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Under the insurance guaranty fund laws of New York, insurers licensed to do business in the State of New York can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants.  The insurance guaranty laws of New York provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s insolvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Litigation, Income Taxes and Other Matters

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2006-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope, and application of new regulations.  The timing, substance, and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives.  For the year ended December 31, 2007, the Company recorded a benefit of $438 thousand related to the separate account DRD.

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
For the Years Ended December 31, 2007, 2006 and 2005

19. COMMITMENTS AND CONTINGENCIES (Continued)

Indemnities

In the normal course of business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimatable.  Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities and equipment under non-cancelable operating leases with terms of up to 10 years.  As of December 31, 2007, minimum future lease payments under such leases were as follows (in 000’s):

2008	$ 283
2009	283
2010	44
Total	$ 610

Total rental expense for the years ended December 31, 2007, 2006 and 2005 was $1.5 million, $0.8 million and $1.0 million, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Insurance and Annuity Company of New York
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Insurance and Annuity Company of New York and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007.  These financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2007, the Company adopted the provisions of the Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No.109”.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 18, 2008

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Assets and Liabilities - December 31, 2007

Assets:
Investment in	Shares	Cost	Value
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle Overseas Variable Fund Sub-Account (SGI)	133,563	$3,975,068	$3,948,122
Columbia Funds Variable Insurance Trust
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	2,678	32,229	39,209
Columbia Marsico 21st Century Fund Class B Sub-Account (MCC)	288,227	4,056,310	4,213,882
Columbia Marsico Growth Fund Class B Sub-Account (CMG)	21,725	470,841	483,170
Columbia Marsico Growth Portfolio Sub-Account (NNG)	1,594	29,181	35,504
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	31,959	796,975	806,324
Fidelity Variable Insurance Products Funds
VIP Balanced Svc 2 Sub-Account (FVB)	10,981	172,843	171,859
VIP Freedom 2010 Portfolio Sub-Account (F10)	120,501	1,407,634	1,436,371
VIP Freedom 2015 Portfolio Sub-Account (F15)	173,085	2,049,851	2,122,022
VIP Freedom 2020 Portfolio Sub-Account (F20)	151,525	1,891,502	1,909,217
VIP Mid Cap Svc 2 Sub-Account (FVM)	239,066	8,320,488	8,517,929
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund Sub-Account (FMS)	265,985	5,396,161	5,370,241
Templeton Developing Markets Securities Fund Sub-Account (TDM)	284,914	4,255,166	4,558,626
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	164,785	2,588,624	2,544,281
Templeton Foreign Securities Fund Sub-Account (FTI)	1,994,051	33,672,433	40,379,528
Franklin Income Securities Class 2 Sub-Account (ISC)	124,614	2,214,956	2,157,064
Franklin Value Securities Fund Sub-Account (FVS)	136,676	2,498,228	2,337,163
Franklin Strategic Income Securities Class 2 Sub-Account (SIC)	8,848	109,385	111,479
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	228,111	3,814,792	3,841,385
Growth & Income Portfolio Sub-Account (LA1)	1,426,519	40,958,945	39,814,143
Growth Opportunities Portfolio Sub-Account (LA9)	357,281	5,204,228	5,837,976
Mid Cap Value Portfolio Sub-Account (LA2)	396,605	8,579,852	7,495,837
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	64,963	733,188	702,249
Bond Series Sub-Account (BDS)	162,028	1,836,741	1,764,485
Capital Appreciation S Class Sub-Account (MFD)	9,611	170,318	216,634
Capital Appreciation Series Sub-Account (CAS)	570,020	10,375,605	12,962,250
Capital Opportunities S Class Sub-Account (CO1) (j)	-	-	-
Capital Opportunities Series Sub-Account (COS) (j)	-	-	-
Emerging Growth S Class Sub-Account (MFF)	44,002	714,713	968,486
Emerging Growth Series Sub-Account (EGS)	313,179	5,056,512	7,005,815
Emerging Markets Equity S Class Sub-Account (EM1)	30,068	680,827	777,561
Emerging Markets Equity Series Sub-Account (EME)	79,343	1,727,522	2,074,036
Global Governments S Class Sub-Account (GG1)	2,780	28,713	31,418
Global Governments Series Sub-Account (GGS)	74,944	837,865	854,357
Global Growth S Class Sub-Account (GG2)	7,024	90,884	122,365
Global Growth Series Sub-Account (GGR)	305,286	3,375,642	5,354,713
Global Total Return S Class Sub-Account (GT2)	18,938	293,483	330,653
Global Total Return Series Sub-Account (GTR)	245,855	3,877,574	4,324,585
Government Securities S Class Sub-Account (MFK)	1,498,977	18,830,068	19,201,897
Government Securities Series Sub-Account (GSS)	392,473	5,049,799	5,058,983
High Yield S Class Sub-Account (MFC)	973,173	6,532,937	6,325,629
High Yield Series Sub-Account (HYS)	680,718	4,566,745	4,465,507
International Growth S Class Sub-Account (IG1)	13,864	231,182	243,040
International Growth Series Sub-Account (IGS)	115,351	1,623,946	2,033,632
International Investors Trust S Class Sub-Account (MI1)	680,026	12,778,010	12,600,875
International Investors Trust Series Sub-Account (MII)	178,038	2,911,960	3,325,758
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	167,031	1,804,555	1,935,894
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	324,169	2,892,725	3,789,533
Massachusetts Investors Trust S Class Sub-Account (MFL)	605,701	19,025,562	21,338,839

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Assets and Liabilities - December 31, 2007 - continued

MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Massachusetts Investors Trust Series Sub-Account (MIT)	558,190	$15,599,371	$19,821,321
Mid Cap Growth S Class Sub-Account (MC1)	59,413	316,990	393,908
Mid Cap Value S Class Sub-Account (MCV)	48,078	532,561	535,584
Money Market S Class Sub-Account (MM1)	14,041,708	14,041,708	14,041,708
Money Market Series Sub-Account (MMS)	5,497,847	5,497,847	5,497,847
New Discovery S Class Sub-Account (M1A)	629,443	9,347,669	10,052,210
New Discovery Series Sub-Account (NWD)	85,932	1,181,805	1,395,540
Research S Class Sub-Account (RE1)	11,282	202,153	235,679
Research Series Sub-Account (RES)	462,921	7,532,030	9,739,851
Research Growth and Income S Class Sub-Account (RG1)	19,808	328,603	325,240
Research Growth and Income Series Sub-Account (RGS)	222,471	3,679,049	3,675,223
Research International S Class Sub-Account (RI1)	561,344	10,241,828	11,058,472
Research International Series Sub-Account (RIS)	86,678	1,432,538	1,726,617
Strategic Growth S Class Sub-Account (SG1) (j)	-	-	-
Strategic Growth Series Sub-Account (SGS) (j)	-	-	-
Strategic Income S Class Sub-Account (SI1)	17,717	183,662	183,014
Strategic Income Series Sub-Account (SIS)	152,079	1,637,459	1,581,623
Strategic Value S Class Sub-Account (SVS)	10,303	103,282	97,779
Total Return S Class Sub-Account (MFJ)	4,112,598	78,001,444	79,496,513
Total Return Series Sub-Account (TRS)	1,454,883	25,625,691	28,370,223
Utilities S Class Sub-Account (MFE)	105,145	2,518,594	3,079,694
Utilities Series Sub-Account (UTS)	363,142	5,848,967	10,719,966
Value S Class Sub-Account (MV1)	130,965	2,117,278	2,443,804
Value Series Sub-Account (MVS)	310,247	4,484,778	5,826,443
Oppenheimer Variable Account Funds
Balanced VA Fund Sub-Account (OBV)	4,701	78,136	76,539
Capital Appreciation Fund Sub-Account (OCA)	43,836	1,707,862	2,050,644
Global Securities Fund Sub-Account (OGG)	104,595	3,675,994	3,793,678
Main Street Fund Sub-Account (OMG)	2,204,863	51,167,519	55,959,424
Main Street Small Cap Fund Sub-Account (OMS)	42,381	746,317	764,125
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio Sub-Account (PMB)	48,866	669,339	668,003
Low Duration Portfolio Sub-Account (PLD)	6,374,496	64,374,829	65,657,309
Real Return Portfolio Sub-Account (PRR)	237,167	2,913,994	2,981,191
Total Return Portfolio Sub-Account (PTR)	1,421,480	14,454,070	14,911,321
VIT All Asset Portfolio Sub-Account (PRA)	15,337	181,569	179,752
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	40,738	500,111	543,857
Sun Capital Advisers Trust
All Cap S Class Sub-Account (SSA)	20,888	251,651	230,398
Davis Venture Value S Class Sub-Account (SVV)	67,304	931,518	916,005
FI Large Cap Growth Fund Sub-Account (LGF)	9,169	96,220	97,470
Investment Grade Bond S Class Sub-Account (IGB)	168,944	1,623,325	1,613,411
Oppenheimer Main Street Small Cap S Class Sub-Account (VSC)	482,467	7,002,890	6,199,697
Real Estate Fund S Class Sub-Account (SRE)	611,122	14,000,375	12,014,659
Real Estate Fund Sub-Account (SC3)	28,742	523,477	524,245
Sun Capital Money Market S Class Sub-Account (CMM)	26,876	26,876	26,876
Van Kampen Life Insurance Trust
LIT Comstock II Sub-Account (VLC)	54,272	784,074	748,948
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	992	22,902	27,860
		$594,731,123	$636,224,197
Liability:
Payable to Sponsor			(669,910
Net Assets Applicable to Contract Participants			$635,554,287

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Assets and Liabilities - December 31, 2007 - continued

Net Assets Applicable to Contract Participants:	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Consolidated Regatta Contracts:

Arnhold and S. Bleichroeder Advisers, Inc.
SGI	370,783	$ 3,948,122	$ -	$ 3,948,122
Columbia Funds Variable Insurance Trust
NMT	2,531	39,209	-	39,209
MCC	347,006	4,213,882	-	4,213,882
CMG	41,020	483,170	-	483,170
NNG	2,702	35,504	-	35,504
NMI	62,102	806,324	-	806,324
Fidelity Variable Insurance Products Funds
FVB	16,023	171,859	-	171,859
F10	122,087	1,436,371	-	1,436,371
F15	174,861	2,122,022	-	2,122,022
F20	154,288	1,909,217	-	1,909,217
FVM	729,385	8,517,929	-	8,517,929
Franklin Templeton Variable Insurance Products Trust
FMS	324,291	5,370,241	-	5,370,241
TDM	255,210	4,558,626	-	4,558,626
FTG	127,030	2,544,281	-	2,544,281
FTI	1,973,683	40,379,528	-	40,379,528
ISC	211,989	2,157,064	-	2,157,064
FVS	131,552	2,337,163	-	2,337,163
SIC	10,791	111,479	-	111,479
Lord Abbett Series Fund, Inc.
LAV	261,718	3,841,385	-	3,841,385
LA1	2,576,966	39,814,143	-	39,814,143
LA9	403,002	5,837,976	-	5,837,976
LA2	449,323	7,495,837	-	7,495,837
MFS/Sun Life Series Trust
MF7	60,348	702,249	-	702,249
BDS	119,260	1,763,282	-	1,763,282
MFD	18,362	216,634	-	216,634
CAS	715,773	12,830,827	47,719	12,878,546
CO1 (j)	-	-	-	-
COS (j)	-	-	-	-
MFF	60,959	968,486	-	968,486
EGS	360,581	6,945,792	50,951	6,996,743
EM1	37,711	777,561	-	777,561
EME	70,432	2,006,304	67,134	2,073,438
GG1	2,138	31,418	-	31,418
GGS	48,239	853,868	-	853,868
GG2	6,553	122,365	-	122,365
GGR	194,119	5,247,738	98,142	5,345,880
GT2	18,720	330,653	-	330,653
GTR	171,467	4,198,699	117,337	4,316,036
MFK	1,756,262	19,201,897	-	19,201,897
GSS	295,903	4,986,835	63,575	5,050,410
MFC	493,122	6,325,629	-	6,325,629
HYS	261,413	4,447,795	15,115	4,462,910

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Assets and Liabilities - December 31, 2007 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
MFS/Sun Life Series Trust - continued
IG1	14,989	$ 243,040	$ -	$ 243,040
IGS	90,396	1,932,280	101,687	2,033,967
MI1	1,146,536	12,600,875	-	12,600,875
MII	114,390	3,264,298	56,516	3,320,814
M1B	140,983	1,935,894	-	1,935,894
MIS	377,508	3,649,899	126,145	3,776,044
MFL	1,433,097	21,338,839	-	21,338,839
MIT	903,166	19,307,694	313,086	19,620,780
MC1	27,234	393,908	-	393,908
MCV	31,942	535,584	-	535,584
MM1	1,348,108	14,041,708	-	14,041,708
MMS	414,830	5,437,252	11,801	5,449,053
M1A	707,841	10,052,210	-	10,052,210
NWD	84,135	1,355,536	36,139	1,391,675
RE1	14,849	235,679	-	235,679
RES	494,719	9,701,144	39,575	9,740,719
RG1	28,269	325,240	-	325,240
RGS	213,003	3,662,057	14,409	3,676,466
RI1	481,311	11,058,472	-	11,058,472
RIS	78,858	1,726,617	-	1,726,617
SG1 (j)	-	-	-	-
SGS (j)	-	-	-	-
SI1	14,084	183,014	-	183,014
SIS	111,144	1,581,623	-	1,581,623
SVS	6,894	97,779	-	97,779
MFJ	5,914,285	79,496,513	-	79,496,513
TRS	1,149,982	27,846,954	266,205	28,113,159
MFE	107,110	3,079,694	-	3,079,694
UTS	232,835	10,588,619	114,293	10,702,912
MV1	142,427	2,443,804	-	2,443,804
MVS	313,960	5,823,456	-	5,823,456
Oppenheimer Variable Account Funds
OBV	7,452	76,539	-	76,539
OCA	135,243	2,050,644	-	2,050,644
OGG	229,578	3,793,678	-	3,793,678
OMG	3,831,297	55,959,424	-	55,959,424
OMS	45,278	764,125	-	764,125
PIMCO Variable Insurance Trust
PMB	33,841	668,003	-	668,003
PLD	6,118,770	65,657,309	-	65,657,309
PRR	250,112	2,981,191	-	2,981,191
PTR	1,294,934	14,911,321	-	14,911,321
PRA	16,043	179,752	-	179,752
PCR	45,755	543,857	-	543,857
Sun Capital Advisers Trust
SSA	19,544	230,398	-	230,398
SVV	86,687	916,005	-	916,005
LGF	9,399	97,470	-	97,470
IGB	148,438	1,613,411	-	1,613,411

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Assets and Liabilities - December 31, 2007 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Sun Capital Advisers Trust - continued
VSC	632,134	$ 6,199,697	$ -	$ 6,199,697
SRE	781,295	12,014,659	-	12,014,659
SC3	23,761	524,245	-	524,245
CMM	2,537	26,876	-	26,876
Van Kampen Life Insurance Trust
VLC	75,897	748,948	-	748,948
Wanger Advisors Trust
WTF	1,918	27,860	-	27,860
Net Assets		$ 634,014,458	$ 1,539,829	$635,554,287

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007

	SGI	NMT	MCC	CMG
	Sub-Account (k)	Sub-Account	Sub-Account (k)	Sub-Account (k)
Income and Expenses:
Dividend income	$-	$205	$4,723	$-
Mortality and expense risk charges	(21,206)	(677)	(26,216)	(2,408)
Distribution and administrative expense charges	(2,545)	(81)	(3,146)	(289)
Net investment income (loss)	$(23,751)	$(553)	$(24,639)	$(2,697)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$656	$1,054	$23,287	$2,278
Realized gain distributions	-	2,053	82,224	-
Net realized gains (losses)	$656	$3,107	$105,511	$2,278

Net unrealized appreciation (depreciation) on investments:
End of year	$(26,946)	$6,980	$157,572	$12,329
Beginning of year	-	3,044	-	-
Change in unrealized appreciation (depreciation)	$(26,946)	$3,936	$157,572	$12,329

Realized and unrealized gains (losses)	$(26,290)	$7,043	$263,083	$14,607
Increase (Decrease) in net assets from operations	$(50,041)	$6,490	$238,444	$11,910

	NNG	NMI	FVB	F10
	Sub-Account	Sub-Account	Sub-Account (k)	Sub-Account
Income and Expenses:
Dividend income	$28	$436	$2,340	$32,052
Mortality and expense risk charges	(612)	(3,980)	(254)	(22,634)
Distribution and administrative expense charges	(73)	(478)	(31)	(2,716)
Net investment income (loss)	$(657)	$(4,022)	$2,055	$6,702

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$878	$37,297	$(6)	$4,535
Realized gain distributions	-	15,846	-	32,254
Net realized gains (losses)	$878	$53,143	$(6)	$36,789

Net unrealized appreciation (depreciation) on investments:
End of year	$6,323	$9,349	$(984)	$28,737
Beginning of year	1,204	3,952	-	(1,278)
Change in unrealized appreciation (depreciation)	$5,119	$5,397	$(984)	$30,015

Realized and unrealized gains (losses)	$5,997	$58,540	$(990)	$66,804
Increase (Decrease) in net assets from operations	$5,340	$54,518	$1,065	$73,506

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	F15	F20	FVM	FMS
	Sub-Account	Sub-Account	Sub-Account (k)	Sub-Account
Income and Expenses:
Dividend income	$53,335	$35,918	$18,906	$51,848
Mortality and expense risk charges	(25,932)	(15,317)	(51,986)	(58,324)
Distribution and administrative expense charges	(3,112)	(1,838)	(6,238)	(6,999)
Net investment income (loss)	$24,291	$18,763	$(39,318)	$(13,475)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$11,407	$14,257	$33,183	$61,204
Realized gain distributions	56,747	47,492	-	126,941
Net realized gains (losses)	$68,154	$61,749	$33,183	$188,145

Net unrealized appreciation (depreciation) on investments:
End of year	$72,171	$17,715	$197,441	$(25,920)
Beginning of year	64,137	30,180	-	173,226
Change in unrealized appreciation (depreciation)	$8,034	$(12,465)	$197,441	$(199,146)

Realized and unrealized gains (losses)	$76,188	$49,284	$230,624	$(11,001)
Increase (Decrease) in net assets from operations	$100,479	$68,047	$191,306	$(24,476)

	TDM	FTG	FTI	ISC
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (k)
Income and Expenses:
Dividend income	$41,204	$29,241	$780,034	$25,242
Mortality and expense risk charges	(32,466)	(31,902)	(608,813)	(12,651)
Distribution and administrative expense charges	(3,896)	(3,828)	(73,058)	(1,518)
Net investment income (loss)	$4,842	$(6,489)	$98,163	$11,073

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$63,824	$41,552	$1,949,496	$(770)
Realized gain distributions	134,581	93,299	1,779,160	4,681
Net realized gains (losses)	$198,405	$134,851	$3,728,656	$3,911

Net unrealized appreciation (depreciation) on investments:
End of year	$303,460	$(44,343)	$6,707,095	$(57,892)
Beginning of year	40,067	88,046	5,526,519	-
Change in unrealized appreciation (depreciation)	$263,393	$(132,389)	$1,180,576	$(57,892)

Realized and unrealized gains (losses)	$461,798	$2,462	$4,909,232	$(53,981)
Increase (Decrease) in net assets from operations	$466,640	$(4,027)	$5,007,395	$(42,908)

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	FVS	SIC	LAV	LA1
	Sub-Account	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$13,031	$62	$19,166	$490,882
Mortality and expense risk charges	(32,671)	(543)	(48,412)	(488,552)
Distribution and administrative expense charges	(3,920)	(65)	(5,809)	(58,626)
Net investment income (loss)	$(23,560)	$(546)	$(35,055)	$(56,296)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$55,391	$(19)	$40,700	$325,097
Realized gain distributions	134,006	4	143,473	2,706,945
Net realized gains (losses)	$189,397	$(15)	$184,173	$3,032,042

Net unrealized appreciation (depreciation) on investments:
End of year	$(161,065)	$2,094	$26,593	$(1,144,802)
Beginning of year	114,121	-	53,370	1,535,538
Change in unrealized appreciation (depreciation)	$(275,186)	$2,094	$(26,777)	$(2,680,340)

Realized and unrealized gains (losses)	$(85,789)	$2,079	$157,396	$351,702
Increase (Decrease) in net assets from operations	$(109,349)	$1,533	$122,341	$295,406

	LA9	LA2	MF7	BDS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$33,584	$35,935	$115,806
Mortality and expense risk charges	(88,693)	(103,231)	(10,161)	(23,591)
Distribution and administrative expense charges	(10,643)	(12,388)	(1,219)	(2,831)
Net investment income (loss)	$(99,336)	$(82,035)	$24,555	$89,384

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$247,995	$95,556	$(14,858)	$(61,759)
Realized gain distributions	483,153	987,261	-	-
Net realized gains (losses)	$731,148	$1,082,817	$(14,858)	$(61,759)

Net unrealized appreciation (depreciation) on investments:
End of year	$633,748	$(1,084,015)	$(30,939)	$(72,256)
Beginning of year	255,931	92,682	(30,206)	(82,576)
Change in unrealized appreciation (depreciation)	$377,817	$(1,176,697)	$(733)	$10,320

Realized and unrealized gains (losses)	$1,108,965	$(93,880)	$(15,591)	$(51,439)
Increase (Decrease) in net assets from operations	$1,009,629	$(175,915)	$8,964	$37,945

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	MFD	CAS	CO1	COS
	Sub-Account	Sub-Account	Sub-Account (j)	Sub-Account (j)
Income and Expenses:
Dividend income	$-	$27,036	$436	$14,046
Mortality and expense risk charges	(2,988)	(170,154)	(890)	(12,555)
Distribution and administrative expense charges	(359)	(20,419)	(107)	(1,507)
Net investment income (loss)	$(3,347)	$(163,537)	$(561)	$(16)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$2,109	$(28,867)	$23,565	$579,303
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$2,109	$(28,867)	$23,565	$579,303

Net unrealized appreciation (depreciation) on investments:
End of year	$46,316	$2,586,645	$-	$-
Beginning of year	26,495	1,131,931	12,249	377,095
Change in unrealized appreciation (depreciation)	$19,821	$1,454,714	$(12,249)	$(377,095)

Realized and unrealized gains (losses)	$21,930	$1,425,847	$11,316	$202,208
Increase (Decrease) in net assets from operations	$18,583	$1,262,310	$10,755	$202,192

	MFF	EGS	EM1	EME
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$-	$14,667	$34,129
Mortality and expense risk charges	(11,594)	(90,769)	(11,718)	(21,427)
Distribution and administrative expense charges	(1,391)	(10,892)	(1,406)	(2,571)
Net investment income (loss)	$(12,985)	$(101,661)	$1,543	$10,131

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$15,657	$(12,582)	$48,625	$93,731
Realized gain distributions	-	-	154,236	328,222
Net realized gains (losses)	$15,657	$(12,582)	$202,861	$421,953

Net unrealized appreciation (depreciation) on investments:
End of year	$253,773	$1,949,303	$96,734	$346,514
Beginning of year	102,527	530,770	74,442	279,796
Change in unrealized appreciation (depreciation)	$151,246	$1,418,533	$22,292	$66,718

Realized and unrealized gains (losses)	$166,903	$1,405,951	$225,153	$488,671
Increase (Decrease) in net assets from operations	$153,918	$1,304,290	$226,696	$498,802

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	GG1	GGS	GG2	GGR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$511	$20,883	$1,440	$99,169
Mortality and expense risk charges	(430)	(12,049)	(1,580)	(71,099)
Distribution and administrative expense charges	(52)	(1,446)	(190)	(8,532)
Net investment income (loss)	$29	$7,388	$(330)	$19,538

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$18	$(13,287)	$2,038	$570,122
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$18	$(13,287)	$2,038	$570,122

Net unrealized appreciation (depreciation) on investments:
End of year	$2,705	$16,492	$31,481	$1,979,071
Beginning of year	761	(51,237)	23,006	1,921,398
Change in unrealized appreciation (depreciation)	$1,944	$67,729	$8,475	$57,673

Realized and unrealized gains (losses)	$1,962	$54,442	$10,513	$627,795
Increase (Decrease) in net assets from operations	$1,991	$61,830	$10,183	$647,333

	GT2	GTR	MFK	GSS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$6,777	$101,376	$827,495	$266,239
Mortality and expense risk charges	(4,544)	(56,335)	(275,211)	(64,596)
Distribution and administrative expense charges	(545)	(6,760)	(33,025)	(7,752)
Net investment income (loss)	$1,688	$38,281	$519,259	$193,891

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$7,600	$208,972	$(110,697)	$(162,698)
Realized gain distributions	30,909	416,234	-	-
Net realized gains (losses)	$38,509	$625,206	$(110,697)	$(162,698)

Net unrealized appreciation (depreciation) on investments:
End of year	$37,170	$447,011	$371,829	$9,184
Beginning of year	54,419	778,142	(128,184)	(244,667)
Change in unrealized appreciation (depreciation)	$(17,249)	$(331,131)	$500,013	$253,851

Realized and unrealized gains (losses)	$21,260	$294,075	$389,316	$91,153
Increase (Decrease) in net assets from operations	$22,948	$332,356	$908,575	$285,044
See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	MFC	HYS	IG1	IGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$349,312	$365,787	$1,762	$28,084
Mortality and expense risk charges	(81,266)	(60,856)	(2,291)	(24,172)
Distribution and administrative expense charges	(9,752)	(7,303)	(275)	(2,901)
Net investment income (loss)	$258,294	$297,628	$(804)	$1,011

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(14,213)	$28,811	$16,775	$272,951
Realized gain distributions	-	-	22,141	296,082
Net realized gains (losses)	$(14,213)	$28,811	$38,916	$569,033

Net unrealized appreciation (depreciation) on investments:
End of year	$(207,308)	$(101,238)	$11,858	$409,686
Beginning of year	78,558	186,553	30,686	704,178
Change in unrealized appreciation (depreciation)	$(285,866)	$(287,791)	$(18,828)	$(294,492)

Realized and unrealized gains (losses)	$(300,079)	$(258,980)	$20,088	$274,541
Increase (Decrease) in net assets from operations	$(41,785)	$38,648	$19,284	$275,552

	MI1	MII	M1B	MIS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$38,504	$64,188	$1,375	$14,343
Mortality and expense risk charges	(82,125)	(47,938)	(23,672)	(47,828)
Distribution and administrative expense charges	(9,855)	(5,753)	(2,841)	(5,739)
Net investment income (loss)	$(53,476)	$10,497	$(25,138)	$(39,224)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(20,989)	$676,414	$150,156	$259,114
Realized gain distributions	299,365	478,261	-	-
Net realized gains (losses)	$278,376	$1,154,675	$150,156	$259,114

Net unrealized appreciation (depreciation) on investments:
End of year	$(177,135)	$413,798	$131,339	$896,808
Beginning of year	51,960	1,335,797	132,389	740,491
Change in unrealized appreciation (depreciation)	$(229,095)	$(921,999)	$(1,050)	$156,317

Realized and unrealized gains (losses)	$49,281	$232,676	$149,106	$415,431
Increase (Decrease) in net assets from operations	$(4,195)	$243,173	$123,968	$376,207

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	MFL	MIT	MC1	MCV
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$203,263	$259,239	$-	$2,892
Mortality and expense risk charges	(318,941)	(271,436)	(6,828)	(9,595)
Distribution and administrative expense charges	(38,273)	(32,572)	(819)	(1,151)
Net investment income (loss)	$(153,951)	$(44,769)	$(7,647)	$(7,854)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$382,006	$362,635	$18,748	$12,411
Realized gain distributions	-	-	-	23,100
Net realized gains (losses)	$382,006	$362,635	$18,748	$35,511

Net unrealized appreciation (depreciation) on investments:
End of year	$2,313,277	$4,221,950	$76,918	$3,023
Beginning of year	1,786,290	3,484,988	55,035	28,822
Change in unrealized appreciation (depreciation)	$526,987	$736,962	$21,883	$(25,799)

Realized and unrealized gains (losses)	$908,993	$1,099,597	$40,631	$9,712
Increase (Decrease) in net assets from operations	$755,042	$1,054,828	$32,984	$1,858

	MM1	MMS	M1A	NWD
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$506,638	$252,741	$-	$-
Mortality and expense risk charges	(174,435)	(65,848)	(151,274)	(21,310)
Distribution and administrative expense charges	(20,932)	(7,902)	(18,153)	(2,557)
Net investment income (loss)	$311,271	$178,991	$(169,427)	$(23,867)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$-	$-	$218,123	$318,360
Realized gain distributions	-	-	261,970	47,205
Net realized gains (losses)	$-	$-	$480,093	$365,565

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$-	$704,541	$213,735
Beginning of year	-	-	988,927	506,192
Change in unrealized appreciation (depreciation)	$-	$-	$(284,386)	$(292,457)

Realized and unrealized gains (losses)	$-	$-	$195,707	$73,108
Increase (Decrease) in net assets from operations	$311,271	$178,991	$26,280	$49,241

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	RE1	RES	RG1	RGS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,068	$89,066	$96	$9,856
Mortality and expense risk charges	(3,075)	(132,077)	(2,233)	(37,201)
Distribution and administrative expense charges	(369)	(15,849)	(268)	(4,464)
Net investment income (loss)	$(2,376)	$(58,860)	$(2,405)	$(31,809)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,345	$171,568	$4,223	$484,211
Realized gain distributions	-	-	3,984	234,705
Net realized gains (losses)	$7,345	$171,568	$8,207	$718,916

Net unrealized appreciation (depreciation) on investments:
End of year	$33,526	$2,207,821	$(3,363)	$(3,826)
Beginning of year	19,070	1,130,933	5,851	555,138
Change in unrealized appreciation (depreciation)	$14,456	$1,076,888	$(9,214)	$(558,964)

Realized and unrealized gains (losses)	$21,801	$1,248,456	$(1,007)	$159,952
Increase (Decrease) in net assets from operations	$19,425	$1,189,596	$(3,412)	$128,143

	RI1	RIS	SG1	SGS
	Sub-Account	Sub-Account	Sub-Account (j)	Sub-Account (j)
Income and Expenses:
Dividend income	$92,075	$19,674	$-	$267
Mortality and expense risk charges	(152,907)	(22,110)	(7,565)	(1,289)
Distribution and administrative expense charges	(18,349)	(2,653)	(908)	(155)
Net investment income (loss)	$(79,181)	$(5,089)	$(8,473)	$(1,177)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$348,370	$227,343	$181,249	$54,840
Realized gain distributions	1,061,938	193,258	-	-
Net realized gains (losses)	$1,410,308	$420,601	$181,249	$54,840

Net unrealized appreciation (depreciation) on investments:
End of year	$816,644	$294,079	$-	$-
Beginning of year	1,148,532	516,701	111,488	35,473
Change in unrealized appreciation (depreciation)	$(331,888)	$(222,622)	$(111,488)	$(35,473)

Realized and unrealized gains (losses)	$1,078,420	$197,979	$69,761	$19,367
Increase (Decrease) in net assets from operations	$999,239	$192,890	$61,288	$18,190

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	SI1	SIS	SVS	MFJ
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$10,454	$85,814	$1,620	$2,057,808
Mortality and expense risk charges	(2,859)	(20,499)	(1,632)	(1,171,321)
Distribution and administrative expense charges	(343)	(2,460)	(196)	(140,558)
Net investment income (loss)	$7,252	$62,855	$(208)	$745,929

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(127)	$(876)	$484	$642,681
Realized gain distributions	-	-	7,494	2,996,012
Net realized gains (losses)	$(127)	$(876)	$7,978	$3,638,693

Net unrealized appreciation (depreciation) on investments:
End of year	$(648)	$(55,836)	$(5,503)	$1,495,069
Beginning of year	3,558	(29,301)	6,490	4,261,196
Change in unrealized appreciation (depreciation)	$(4,206)	$(26,535)	$(11,993)	$(2,766,127)

Realized and unrealized gains (losses)	$(4,333)	$(27,411)	$(4,015)	$872,566
Increase (Decrease) in net assets from operations	$2,919	$35,444	$(4,223)	$1,618,495

	TRS	MFE	UTS	MV1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$935,062	$26,782	$150,982	$29,884
Mortality and expense risk charges	(384,787)	(36,668)	(137,223)	(35,142)
Distribution and administrative expense charges	(46,174)	(4,400)	(16,467)	(4,217)
Net investment income (loss)	$504,101	$(14,286)	$(2,708)	$(9,475)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$864,863	$312,870	$2,236,968	$96,342
Realized gain distributions	1,260,460	-	-	126,762
Net realized gains (losses)	$2,125,323	$312,870	$2,236,968	$223,104

Net unrealized appreciation (depreciation) on investments:
End of year	$2,744,532	$561,100	$4,870,999	$326,526
Beginning of year	4,374,817	329,252	4,491,912	424,288
Change in unrealized appreciation (depreciation)	$(1,630,285)	$231,848	$379,087	$(97,762)

Realized and unrealized gains (losses)	$495,038	$544,718	$2,616,055	$125,342
Increase (Decrease) in net assets from operations	$999,139	$530,432	$2,613,347	$115,867

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	MVS	OBV	OCA	OGG
	Sub-Account	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$102,534	$-	$203	$32,637
Mortality and expense risk charges	(80,018)	(385)	(33,766)	(48,550)
Distribution and administrative expense charges	(9,602)	(46)	(4,052)	(5,826)
Net investment income (loss)	$12,914	$(431)	$(37,615)	$(21,739)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$625,109	$(1)	$166,523	$89,218
Realized gain distributions	372,434	-	-	136,490
Net realized gains (losses)	$997,543	$(1)	$166,523	$225,708

Net unrealized appreciation (depreciation) on investments:
End of year	$1,341,665	$(1,597)	$342,782	$117,684
Beginning of year	1,943,321	-	245,492	231,075
Change in unrealized appreciation (depreciation)	$(601,656)	$(1,597)	$97,290	$(113,391)

Realized and unrealized gains (losses)	$395,887	$(1,598)	$263,813	$112,317
Increase (Decrease) in net assets from operations	$408,801	$(2,029)	$226,198	$90,578

	OMG	OMS	PMB	PLD
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$361,614	$1,365	$34,985	$2,421,696
Mortality and expense risk charges	(744,812)	(12,272)	(9,669)	(781,698)
Distribution and administrative expense charges	(89,377)	(1,473)	(1,160)	(93,804)
Net investment income (loss)	$(472,575)	$(12,380)	$24,156	$1,546,194

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$979,065	$26,096	$1,900	$(66,931)
Realized gain distributions	-	29,535	13,204	-
Net realized gains (losses)	$979,065	$55,631	$15,104	$(66,931)

Net unrealized appreciation (depreciation) on investments:
End of year	$4,791,905	$17,808	$(1,336)	$1,282,480
Beginning of year	4,491,629	83,187	13,955	(244,928)
Change in unrealized appreciation (depreciation)	$300,276	$(65,379)	$(15,291)	$1,527,408

Realized and unrealized gains (losses)	$1,279,341	$(9,748)	$(187)	$1,460,477
Increase (Decrease) in net assets from operations	$806,766	$(22,128)	$23,969	$3,006,671

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	PRR	PTR	PRA	PCR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$125,660	$403,752	$11,408	$20,254
Mortality and expense risk charges	(43,063)	(129,148)	(1,939)	(6,552)
Distribution and administrative expense charges	(5,168)	(15,498)	(233)	(786)
Net investment income (loss)	$77,429	$259,106	$9,236	$12,916

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(59,097)	$(27,375)	$122	$8,045
Realized gain distributions	6,947	-	-	-
Net realized gains (losses)	$(52,150)	$(27,375)	$122	$8,045

Net unrealized appreciation (depreciation) on investments:
End of year	$67,197	$457,251	$(1,817)	$43,746
Beginning of year	(134,516)	(59,896)	(1,148)	(23,220)
Change in unrealized appreciation (depreciation)	$201,713	$517,147	$(669)	$66,966

Realized and unrealized gains (losses)	$149,563	$489,772	$(547)	$75,011
Increase (Decrease) in net assets from operations	$226,992	$748,878	$8,689	$87,927

	SSA	SVV	LGF	IGB
	Sub-Account	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,453	$1,602	$-	$61,461
Mortality and expense risk charges	(3,421)	(4,826)	(2,409)	(18,848)
Distribution and administrative expense charges	(411)	(579)	(289)	(2,262)
Net investment income (loss)	$(2,379)	$(3,803)	$(2,698)	$40,351

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1,250	$299	$(729)	$(2,155)
Realized gain distributions	14,941	-	248	-
Net realized gains (losses)	$16,191	$299	$(481)	$(2,155)

Net unrealized appreciation (depreciation) on investments:
End of year	$(21,253)	$(15,513)	$1,250	$(9,914)
Beginning of year	11,963	-	661	727
Change in unrealized appreciation (depreciation)	$(33,216)	$(15,513)	$589	$(10,641)

Realized and unrealized gains (losses)	$(17,025)	$(15,214)	$108	$(12,796)
Increase (Decrease) in net assets from operations	$(19,404)	$(19,017)	$(2,590)	$27,555

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Operations - Year Ended December 31, 2007 - continued

	VSC	SRE	SC3	CMM
	Sub-Account (k)	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$126,363	$7,742	$1,500
Mortality and expense risk charges	(37,654)	(151,158)	(9,373)	(519)
Distribution and administrative expense charges	(4,519)	(18,139)	(1,125)	(62)
Net investment income (loss)	$(42,173)	$(42,934)	$(2,756)	$919

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(12,928)	$153,799	$35,859	$-
Realized gain distributions	454,742	1,259,920	64,471	-
Net realized gains (losses)	$441,814	$1,413,719	$100,330	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$(803,193)	$(1,985,716)	$768	$-
Beginning of year	-	1,148,155	183,143	-
Change in unrealized appreciation (depreciation)	$(803,193)	$(3,133,871)	$(182,375)	$-

Realized and unrealized gains (losses)	$(361,379)	$(1,720,152)	$(82,045)	$-
Increase (Decrease) in net assets from operations	$(403,552)	$(1,763,086)	$(84,801)	$919

	VLC	WTF
	Sub-Account (k)	Sub-Account
Income and Expenses:
Dividend income	$-	$-
Mortality and expense risk charges	(3,217)	(462)
Distribution and administrative expense charges	(386)	(56)
Net investment income (loss)	$(3,603)	$(518)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$217	$939
Realized gain distributions	23	519
Net realized gains (losses)	$240	$1,458

Net unrealized appreciation (depreciation) on investments:
End of year	$(35,126)	$4,958
Beginning of year	-	3,845
Change in unrealized appreciation (depreciation)	$(35,126)	$1,113

Realized and unrealized gains (losses)	$(34,886)	$2,571
Increase (Decrease) in net assets from operations	$(38,489)	$2,053

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets

	SGI		NMT		MCC		CMG		NNG
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (k)	2006	2007	2006	2007 (k)	2006	2007 (k)	2006	2007	2006
Operations:
Net investment income (loss)	$(23,751)	$-	$(553)	$(564)	$(24,639)	$-	$(2,697)	$-	$(657)	$(604)
Net realized gains (losses)	656	-	3,107	1,486	105,511	-	2,278	-	878	60
Net unrealized gains (losses)	(26,946)	-	3,936	3,044	157,572	-	12,329	-	5,119	1,204
Increase (Decrease) in net assets from
operations	$(50,041)	$-	$6,490	$3,966	$238,444	$-	$11,910	$-	$5,340	$660

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,069,257	$-	$-	$37,000	$3,599,987	$-	$404,949	$-	$-	$37,000
Net transfers between Sub-Accounts and			-
Fixed Account	952,259	-	-	-	408,773	-	75,463	-	-	-
Withdrawals, surrenders, annuitizations and
contract charges	(23,353)	-	(4,402)	(3,845)	(33,322)	-	(9,152)	-	(3,956)	(3,540)
Net accumulation activity	$3,998,163	$-	$(4,402)	$33,155	$3,975,438	$-	$471,260	$-	$(3,956)	$33,460

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$3,998,163	$-	$(4,402)	$33,155	$3,975,438	$-	$471,260	$-	$(3,956)	$33,460

Increase (Decrease) in net assets	$3,948,122	$-	$2,088	$37,121	$4,213,882	$-	$483,170	$-	$1,384	$34,120

Net Assets:
Beginning of year	$-	$-	$37,121	$-	$-	$-	$-	$-	$34,120	$-
End of year	$3,948,122	$-	$39,209	$37,121	$4,213,882	$-	$483,170	$-	$35,504	$34,120

Unit Transactions:
Beginning of year	-	-	2,805	-	-	-	-	-	2,995	-
Purchased	284,295	-	-	3,101	316,435	-	35,137	-	-	3,311
Transferred between Sub-Accounts and Fixed			-
Accumulation Account	88,655	-	-	-	35,771	-	6,631	-	-	-
Withdrawn, Surrendered, and Annuitized	(2,167)	-	(274)	(296)	(5,200)	-	(748)	-	(293)	(316)
End of year	370,783	-	2,531	2,805	347,006	-	41,020	-	2,702	2,995

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	NMI		FVB		F10		F15		F20
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007 (k)	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(4,022)	$(525)	$2,055	$-	$6,702	$4,224	$24,291	$3,454	$18,763	$1,252
Net realized gains (losses)	53,143	1,359	(6)	-	36,789	4,929	68,154	10,457	61,749	5,401
Net unrealized gains (losses)	5,397	3,952	(984)	-	30,015	(1,278)	8,034	64,137	(12,465)	30,180
Increase (Decrease) in net assets from
operations	$54,518	$4,786	$1,065	$-	$73,506	$7,875	$100,479	$78,048	$68,047	$36,833

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$445,466	$37,000	$138,877	$-	$309,303	$121,759	$660,022	$761,300	$1,001,404	$282,979
Net transfers between Sub-Accounts and
Fixed Account	275,887	-	31,924	-	778,562	215,794	48,321	510,488	340,708	191,263
Withdrawals, surrenders, annuitizations and
contract charges	(7,534)	(3,799)	(7)	-	(70,329)	(99)	(31,083)	(5,553)	(10,116)	(1,901)
Net accumulation activity	$713,819	$33,201	$170,794	$-	$1,017,536	$337,454	$677,260	$1,266,235	$1,331,996	$472,341

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$713,819	$33,201	$170,794	$-	$1,017,536	$337,454	$677,260	$1,266,235	$1,331,996	$472,341

Increase (Decrease) in net assets	$768,337	$37,987	$171,859	$-	$1,091,042	$345,329	$777,739	$1,344,283	$1,400,043	$509,174

Net Assets:
Beginning of year	$37,987	$-	$-	$-	$345,329	$-	$1,344,283	$-	$509,174	$-
End of year	$806,324	$37,987	$171,859	$-	$1,436,371	$345,329	$2,122,022	$1,344,283	$1,909,217	$509,174

Unit Transactions:
Beginning of year	2,635	-	-	-	31,184	-	118,763	-	44,515	-
Purchased	37,941	2,912	13,019	-	27,250	11,367	54,870	71,074	82,569	26,604
Transferred between Sub-Accounts and Fixed
Accumulation Account	22,017	-	3,005	-	69,710	19,826	3,802	48,201	28,047	18,086
Withdrawn, Surrendered, and Annuitized	(491)	(277)	(1)	-	(6,057)	(9)	(2,574)	(512)	(843)	(175)
End of year	62,102	2,635	16,023	-	122,087	31,184	174,861	118,763	154,288	44,515
(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	FVM		FMS		TDM		FTG		FTI
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (k)	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(39,318)	$-	$(13,475)	$(7,017)	$4,842	$(2,555)	$(6,489)	$(2,734)	$98,163	$(113,517)
Net realized gains (losses)	33,183	-	188,145	50,743	198,405	53,145	134,851	19,981	3,728,656	482,053
Net unrealized gains (losses)	197,441	-	(199,146)	130,256	263,393	40,067	(132,389)	77,660	1,180,576	3,942,782
Increase (Decrease) in net assets from	-	-	-	-	-	-	-	-	-	-
operations	$191,306	$-	$(24,476)	$173,982	$466,640	$90,657	$(4,027)	$94,907	$5,007,395	$4,311,318

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$7,132,411	$-	$2,836,450	$868,081	$3,502,347	$206,113	$1,319,644	$503,933	$5,471,640	$13,459,852
Net transfers between Sub-Accounts and
Fixed Account	1,278,564	-	716,185	452,589	289,206	42,367	338,533	209,735	(2,284,817)	1,756,893
Withdrawals, surrenders, annuitizations and
contract charges	(84,352)	-	(87,728)	(77,379)	(37,735)	(969)	(69,028)	(10,073)	(1,617,632)	(797,092)
Net accumulation activity	$8,326,623	$-	$3,464,907	$1,243,291	$3,753,818	$247,511	$1,589,149	$703,595	$1,569,191	$14,419,653

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$8,326,623	$-	$3,464,907	$1,243,291	$3,753,818	$247,511	$1,589,149	$703,595	$1,569,191	$14,419,653

Increase (Decrease) in net assets	$8,517,929	$-	$3,440,431	$1,417,273	$4,220,458	$338,168	$1,585,122	$798,502	$6,576,586	$18,730,971

Net Assets:
Beginning of year	$-	$-	$1,929,810	$512,537	$338,168	$-	$959,159	$160,657	$33,802,942	$15,071,971
End of year	$8,517,929	$-	$5,370,241	$1,929,810	$4,558,626	$338,168	$2,544,281	$959,159	$40,379,528	$33,802,942

Unit Transactions:
Beginning of year	-	-	118,047	36,128	23,980	-	48,332	9,583	1,879,769	1,001,875
Purchased	631,517	-	170,312	57,206	218,390	16,428	64,908	27,808	295,064	824,309
Transferred between Sub-Accounts and Fixed
Accumulation Account	110,495	-	42,518	30,126	17,421	7,627	17,196	11,492	(112,165)	108,779
Withdrawn, Surrendered, and Annuitized	(12,627)	-	(6,586)	(5,413)	(4,581)	(75)	(3,406)	(551)	(88,985)	(55,194)
End of year	729,385	-	324,291	118,047	255,210	23,980	127,030	48,332	1,973,683	1,879,769

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	ISC		FVS		SIC		LAV		LA1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (k)	2006	2007	2006	2007 (k)	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$11,073	$-	$(23,560)	$(10,148)	$(546)	$-	$(35,055)	$(7,054)	$(56,296)	$(8,093)
Net realized gains (losses)	3,911	-	189,397	52,254	(15)	-	184,173	98,213	3,032,042	880,746
Net unrealized gains (losses)	(57,892)	-	(275,186)	68,992	2,094	-	(26,777)	42,326	(2,680,340)	1,508,768
Increase (Decrease) in net assets from
operations	$(42,908)	$-	$(109,349)	$111,098	$1,533	$-	$122,341	$133,485	$295,406	$2,381,421

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,758,964	$-	$769,309	$803,615	$95,745	$-	$1,279,829	$1,289,645	$14,121,301	$8,348,592
Net transfers between Sub-Accounts and
Fixed Account	468,219	-	192,884	313,003	14,323	-	448,078	1,085,811	3,416,820	1,529,556
Withdrawals, surrenders, annuitizations and
contract charges	(27,211)	-	(73,469)	(42,971)	(122)	-	(117,747)	(500,099)	(1,247,040)	(630,659)
Net accumulation activity	$2,199,972	$-	$888,724	$1,073,647	$109,946	$-	$1,610,160	$1,875,357	$16,291,081	$9,247,489

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$2,199,972	$-	$888,724	$1,073,647	$109,946	$-	$1,610,160	$1,875,357	$16,291,081	$9,247,489

Increase (Decrease) in net assets	$2,157,064	$-	$779,375	$1,184,745	$111,479	$-	$1,732,501	$2,008,842	$16,586,487	$11,628,910

Net Assets:
Beginning of year	$-	$-	$1,557,788	$373,043	$-	$-	$2,108,884	$100,042	$23,227,656	$11,598,746
End of year	$2,157,064	$-	$2,337,163	$1,557,788	$111,479	$-	$3,841,385	$2,108,884	$39,814,143	$23,227,656

Unit Transactions:
Beginning of year	-	-	83,668	22,483	-	-	150,701	8,046	1,532,748	879,242
Purchased	169,189	-	41,536	44,894	9,410	-	88,868	96,893	911,682	592,746
Transferred between Sub-Accounts and Fixed
Accumulation Account	45,397	-	10,238	18,637	1,393	-	31,164	82,083	221,392	109,804
Withdrawn, Surrendered, and Annuitized	(2,597)	-	(3,890)	(2,346)	(12)	-	(9,015)	(36,321)	(88,856)	(49,044)
End of year	211,989	-	131,552	83,668	10,791	-	261,718	150,701	2,576,966	1,532,748

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	LA9		LA2		MF7		BDS		MFD
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(99,336)	$(49,507)	$(82,035)	$(32,017)	$24,555	$24,014	$89,384	$104,223	$(3,347)	$(2,932)
Net realized gains (losses)	731,148	98,965	1,082,817	427,186	(14,858)	(3,732)	(61,759)	(37,128)	2,109	8,044
Net unrealized gains (losses)	377,817	145,240	(1,176,697)	29,622	(733)	(6,238)	10,320	12,308	19,821	5,421
Increase (Decrease) in net assets from	-	-	-	-	-	-	-	-	-	-
operations	$1,009,629	$194,698	$(175,915)	$424,791	$8,964	$14,044	$37,945	$79,403	$18,583	$10,533

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,259,165	$2,210,399	$1,850,862	$2,415,066	$167,860	$255	$16,311	$538	$437	$28
Net transfers between Sub-Accounts and
Fixed Account	(762,066)	426,392	778,285	468,114	49,724	14,248	98,320	140,939	(177)	1,627
Withdrawals, surrenders, annuitizations and
contract charges	(208,216)	(122,291)	(182,731)	(103,104)	(64,856)	(29,374)	(423,039)	(469,756)	(4,779)	(1,664)
Net accumulation activity	$288,883	$2,514,500	$2,446,416	$2,780,076	$152,728	$(14,871)	$(308,408)	$(328,279)	$(4,519)	$(9)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	(41)	(57)	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(41)	$(57)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$288,883	$2,514,500	$2,446,416	$2,780,076	$152,728	$(14,871)	$(308,449)	$(328,336)	$(4,519)	$(9)

Increase (Decrease) in net assets	$1,298,512	$2,709,198	$2,270,501	$3,204,867	$161,692	$(827)	$(270,504)	$(248,933)	$14,064	$10,524

Net Assets:
Beginning of year	$4,539,464	$1,830,266	$5,225,336	$2,020,469	$540,557	$541,384	$2,033,786	$2,282,719	$202,570	$192,046
End of year	$5,837,976	$4,539,464	$7,495,837	$5,225,336	$702,249	$540,557	$1,763,282	$2,033,786	$216,634	$202,570

Unit Transactions:
Beginning of year	373,528	159,566	310,865	133,865	46,224	47,319	140,433	163,530	18,751	18,561
Purchased	98,805	188,658	104,220	153,074	15,247	21	1,128	33	37	-
Transferred between Sub-Accounts and Fixed
Accumulation Account	(52,919)	36,822	45,296	30,541	4,327	1,367	5,979	10,062	(4)	358
Withdrawn, Surrendered, and Annuitized	(16,412)	(11,518)	(11,058)	(6,615)	(5,450)	(2,483)	(28,280)	(33,192)	(422)	(168)
End of year	403,002	373,528	449,323	310,865	60,348	46,224	119,260	140,433	18,362	18,751

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	CAS		CO1		COS		MFF		EGS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	June 25,	December 31,	June 25,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007 (j)	2006	2007 (j)	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(163,537)	$(197,909)	$(561)	$(1,025)	$(16)	$(19,990)	$(12,985)	$(7,234)	$(101,661)	$(117,060)
Net realized gains (losses)	(28,867)	(907,657)	23,565	301	579,303	(9,935)	15,657	17,407	(12,582)	(1,489,575)
Net unrealized gains (losses)	1,454,714	1,837,928	(12,249)	10,330	(377,095)	303,631	151,246	62,023	1,418,533	2,112,251
Increase (Decrease) in net assets from
operations	$1,262,310	$732,362	$10,755	$9,606	$202,192	$273,706	$153,918	$72,196	$1,304,290	$505,616

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$94,583	$28,009	$18,295	$14,999	$508	$1,162	$15,856	$462,750	$32,455	$17,890
Net transfers between Sub-Accounts and
Fixed Account	(518,350)	(558,294)	(123,219)	27,679	(2,118,848)	(115,130)	(1,201)	15,801	(453,690)	(409,858)
Withdrawals, surrenders, annuitizations and
contract charges	(2,865,671)	(4,425,357)	(2,914)	(46)	(291,753)	(399,395)	(3,037)	(10,780)	(1,559,451)	(1,703,318)
Net accumulation activity	$(3,289,438)	$(4,955,642)	$(107,838)	$42,632	$(2,410,093)	$(513,363)	$11,618	$467,771	$(1,980,686)	$(2,095,286)

Annuitization Activity:
Annuitizations	$17,780	$4,346	$-	$-	$-	$-	$-	$-	$-	$5,039
Annuity payments and contract charges	(9,846)	(6,876)	-	-	-	-	-	-	(10,527)	(9,091)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(8,773)	(4,961)	-	-	-	-	-	-	(2,074)	(1,209)
Net annuitization activity	$(839)	$(7,491)	$-	$-	$-	$-	$-	$-	$(12,601)	$(5,261)
Increase (Decrease) in net assets from contract
owner transactions	$(3,290,277)	$(4,963,133)	$(107,838)	$42,632	$(2,410,093)	$(513,363)	$11,618	$467,771	$(1,993,287)	$(2,100,547)

Increase (Decrease) in net assets	$(2,027,967)	$(4,230,771)	$(97,083)	$52,238	$(2,207,901)	$(239,657)	$165,536	$539,967	$(688,997)	$(1,594,931)

Net Assets:
Beginning of year	$14,906,513	$19,137,284	$97,083	$44,845	$2,207,901	$2,447,558	$802,950	$262,983	$7,685,740	$9,280,671
End of year	$12,878,546	$14,906,513	$-	$97,083	$-	$2,207,901	$968,486	$802,950	$6,996,743	$7,685,740

Unit Transactions:
Beginning of year	909,349	1,225,268	6,910	3,422	147,248	184,033	60,203	21,068	473,820	610,176
Purchased	5,561	1,707	1,233	1,197	31	97	1,092	38,510	1,824	1,156
Transferred between Sub-Accounts and Fixed
Accumulation Account	(31,935)	(38,261)	(7,973)	2,295	(128,477)	(8,355)	(116)	1,351	(26,200)	(26,481)
Withdrawn, Surrendered, and Annuitized	(167,202)	(279,365)	(170)	(4)	(18,802)	(28,527)	(220)	(726)	(88,863)	(111,031)
End of year	715,773	909,349	-	6,910	-	147,248	60,959	60,203	360,581	473,820

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	EM1		EME		GG1		GGS		GG2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$1,543	$(4,560)	$10,131	$(3,264)	$29	$(222)	$7,388	$(15,511)	$(330)	$(1,213)
Net realized gains (losses)	202,861	130,694	421,953	414,180	18	(763)	(13,287)	(18,700)	2,038	1,978
Net unrealized gains (losses)	22,292	12,735	66,718	(45,153)	1,944	1,668	67,729	73,080	8,475	11,053
Increase (Decrease) in net assets from
operations	$226,696	$138,869	$498,802	$365,763	$1,991	$683	$61,830	$38,869	$10,183	$11,818

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$78,479	$191,061	$55,618	$7,085	$-	$(1)	$67,169	$2,962	$306	$3,600
Net transfers between Sub-Accounts and
Fixed Account	(128,253)	233,647	188,124	(137,527)	-	2,861	(17,003)	(25,689)	16,389	17,081
Withdrawals, surrenders, annuitizations and
contract charges	(29,015)	(75,291)	(246,232)	(104,603)	(3)	(1)	(324,068)	(233,788)	(27)	(24)
Net accumulation activity	$(78,789)	$349,417	$(2,490)	$(235,045)	$(3)	$22,859	$(273,902)	$(256,515)	$16,668	$20,657

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(3,065)	(2,405)	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(778)	(470)	-	-	(39)	(21)	-	-
Net annuitization activity	$-	$-	$(3,843)	$(2,875)	$-	$-	$(39)	$(21)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(78,789)	$349,417	$(6,333)	$(237,920)	$(3)	$22,859	$(273,941)	$(256,536)	$16,668	$20,657

Increase (Decrease) in net assets	$147,907	$488,286	$492,469	$127,843	$1,988	$23,542	$(212,111)	$(217,667)	$26,851	$32,475

Net Assets:
Beginning of year	$629,654	$141,368	$1,580,969	$1,453,126	$29,430	$5,888	$1,065,979	$1,283,646	$95,514	$63,039
End of year	$777,561	$629,654	$2,073,438	$1,580,969	$31,418	$29,430	$853,868	$1,065,979	$122,365	$95,514

Unit Transactions:
Beginning of year	38,560	6,181	71,767	84,999	2,138	441	64,809	81,491	5,621	4,395
Purchased	5,365	14,996	2,291	386	-	-	3,762	171	17	227
Transferred between Sub-Accounts and Fixed
Accumulation Account	(4,698)	20,664	6,416	(8,014)	-	1,697	(1,131)	(1,804)	916	1,001
Withdrawn, Surrendered, and Annuitized	(1,516)	(3,281)	(10,042)	(5,604)	-	-	(19,201)	(15,049)	(1)	(2)
End of year	37,711	38,560	70,432	71,767	2,138	2,138	48,239	64,809	6,553	5,621
See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	GGR		GT2		GTR		MFK		GSS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$19,538	$(50,253)	$1,688	$(2,479)	$38,281	$(20,423)	$519,259	$304,708	$193,891	$238,994
Net realized gains (losses)	570,122	341,269	38,509	30,732	625,206	539,393	(110,697)	(81,923)	(162,698)	(176,568)
Net unrealized gains (losses)	57,673	615,885	(17,249)	15,499	(331,131)	155,099	500,013	28,402	253,851	63,100
Increase (Decrease) in net assets from
operations	$647,333	$906,901	$22,948	$43,752	$332,356	$674,069	$908,575	$251,187	$285,044	$125,526

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$9,401	$20,549	$-	$-	$767	$675	$1,881,185	$5,115,430	$100,352	$1,021
Net transfers between Sub-Accounts and
Fixed Account	(23,652)	171,135	132	15,628	114,242	116,812	1,479,728	1,740,061	210,946	(181,596)
Withdrawals, surrenders, annuitizations
and contract charges	(1,419,702)	(1,424,751)	(36,145)	(13,658)	(795,477)	(896,387)	(859,747)	(557,578)	(1,166,190)	(1,607,735)
Net accumulation activity	$(1,433,953)	$(1,233,067)	$(36,013)	$1,970	$(680,468)	$(778,900)	$2,501,166	$6,297,913	$(854,892)	$(1,788,310)

Annuitization Activity:
Annuitizations	$-	$1,368	$-	$-	$-	$3,874	$-	$-	$-	$-
Annuity payments and contract charges	(7,907)	(7,046)	-	-	(15,028)	(13,449)	-	-	(6,510)	(6,514)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(1,762)	(1,946)	-	-	(2,075)	(2,296)	-	-	(852)	(679)
Net annuitization activity	$(9,669)	$(7,624)	$-	$-	$(17,103)	$(11,871)	$-	$-	$(7,362)	$(7,193)
Increase (Decrease) in net assets from
contract owner transactions	$(1,443,622)	$(1,240,691)	$(36,013)	$1,970	$(697,571)	$(790,771)	$2,501,166	$6,297,913	$(862,254)	$(1,795,503)

Increase (Decrease) in net assets	$(796,289)	$(333,790)	$(13,065)	$45,722	$(365,215)	$(116,702)	$3,409,741	$6,549,100	$(577,210)	$(1,669,977)

Net Assets:
Beginning of year	$6,142,169	$6,475,959	$343,718	$297,996	$4,681,251	$4,797,953	$15,792,156	$9,243,056	$5,627,620	$7,297,597
End of year	$5,345,880	$6,142,169	$330,653	$343,718	$4,316,036	$4,681,251	$19,201,897	$15,792,156	$5,050,410	$5,627,620

Unit Transactions:
Beginning of year	249,630	304,648	20,819	20,792	199,822	237,423	1,517,021	899,358	348,231	462,759
Purchased	409	833	-	-	34	32	182,968	505,623	5,939	68
Transferred between Sub-Accounts and
Fixed Accumulation Account	(1,141)	7,178	8	914	4,439	4,816	140,871	170,618	5,881	(11,817)
Withdrawn, Surrendered, and Annuitized	(54,779)	(63,029)	(2,107)	(887)	(32,828)	(42,449)	(84,598)	(58,578)	(64,148)	(102,779)
End of year	194,119	249,630	18,720	20,819	171,467	199,822	1,756,262	1,517,021	295,903	348,231

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MFC		HYS		IG1		IGS		MI1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$258,294	$182,086	$297,628	$405,700	$(804)	$(1,222)	$1,011	$(12,817)	$(53,476)	$(1,478)
Net realized gains (losses)	(14,213)	(22,685)	28,811	70,026	38,916	11,104	569,033	273,233	278,376	29,392
Net unrealized gains (losses)	(285,866)	119,736	(287,791)	9,233	(18,828)	13,416	(294,492)	165,992	(229,095)	18,963
Increase (Decrease) in net assets from
operations	$(41,785)	$279,137	$38,648	$484,959	$19,284	$23,298	$275,552	$426,408	$(4,195)	$46,877

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,715,607	$1,360,315	$25,477	$57,012	$91,038	$15	$803	$325	$10,952,992	$15
Net transfers between Sub-Accounts
and Fixed Account	564,164	426,622	14,838	63,453	(5,823)	64,311	123,772	317,981	1,521,515	112,897
Withdrawals, surrenders, annuitizations
and contract charges	(297,504)	(148,357)	(1,030,097)	(1,574,918)	(6,974)	(3,924)	(518,217)	(350,882)	(139,759)	(8,594)
Net accumulation activity	$1,982,267	$1,638,580	$(989,782)	$(1,454,453)	$78,241	$60,402	$(393,642)	$(32,576)	$12,334,748	$104,318

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(1,276)	(1,226)	-	-	(5,529)	(4,654)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(59)	(268)	-	-	(897)	(576)	-	-
Net annuitization activity	$-	$-	$(1,335)	$(1,494)	$-	$-	$(6,426)	$(5,230)	$-	$-
Increase (Decrease) in net assets from
contract owner transactions	$1,982,267	$1,638,580	$(991,117)	$(1,455,947)	$78,241	$60,402	$(400,068)	$(37,806)	$12,334,748	$104,318

Increase (Decrease) in net assets	$1,940,482	$1,917,717	$(952,469)	$(970,988)	$97,525	$83,700	$(124,516)	$388,602	$12,330,553	$151,195

Net Assets:
Beginning of year	$4,385,147	$2,467,430	$5,415,379	$6,386,367	$145,515	$61,815	$2,158,483	$1,769,881	$270,322	$119,127
End of year	$6,325,629	$4,385,147	$4,462,910	$5,415,379	$243,040	$145,515	$2,033,967	$2,158,483	$12,600,875	$270,322

Unit Transactions:
Beginning of year	339,595	203,374	319,944	410,540	7,161	3,758	111,077	113,047	11,832	6,616
Purchased	134,865	114,253	1,553	3,314	7,723	-	37	10	1,013,316	-
Transferred between Sub-Accounts and
Fixed Accumulation Account	43,566	35,904	223	3,498	516	3,623	5,780	19,560	142,359	5,639
Withdrawn, Surrendered, and Annuitized	(24,904)	(13,936)	(60,307)	(97,408)	(411)	(220)	(26,498)	(21,540)	(20,971)	(423)
End of year	493,122	339,595	261,413	319,944	14,989	7,161	90,396	111,077	1,146,536	11,832

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MII		M1B		MIS		MFL		MIT
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$10,497	$(6,816)	$(25,138)	$(13,443)	$(39,224)	$(55,058)	$(153,951)	$(131,517)	$(44,769)	$(135,691)
Net realized gains (losses)	1,154,675	583,221	150,156	18,370	259,114	(57,933)	382,006	108,469	362,635	(806,574)
Net unrealized gains (losses)	(921,999)	344,163	(1,050)	40,096	156,317	352,414	526,987	1,399,733	736,962	3,687,926
Increase (Decrease) in net assets from
operations	$243,173	$920,568	$123,968	$45,023	$376,207	$239,423	$755,042	$1,376,685	$1,054,828	$2,745,661

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$379	$(22)	$153,580	$49,885	$91,126	$9,218	$2,905,492	$7,755,327	$130,680	$160,053
Net transfers between Sub-Accounts and
Fixed Account	(55,370)	287,046	896,103	48,271	35,277	(140,501)	1,173,758	1,531,639	(1,052,676)	(270,465)
Withdrawals, surrenders, annuitizations and
contract charges	(1,063,379)	(329,635)	(108,921)	(16,942)	(729,969)	(754,365)	(797,844)	(371,245)	(4,391,369)	(5,532,397)
Net accumulation activity	$(1,118,370)	$(42,611)	$940,762	$81,214	$(603,566)	$(885,648)	$3,281,406	$8,915,721	$(5,313,365)	$(5,642,809)

Annuitization Activity:
Annuitizations	$-	$2,444	$-	$-	$18,316	$-	$-	$-	$24,587	$1,613
Annuity payments and contract charges	(12,599)	(10,942)	-	-	(16,140)	(10,610)	-	-	(48,740)	(42,163)
Net transfers between Sub-Accounts
Adjustments to annuity reserves	(962)	(1,796)	-	-	(1,953)	(1,586)	-	-	(9,567)	(60,356)
Net annuitization activity	$(13,561)	$(10,294)	$-	$-	$223	$(12,196)	$-	$-	$(33,720)	$(100,906)

Increase (Decrease) in net assets from contract
owner transactions	$(1,131,931)	$(52,905)	$940,762	$81,214	$(603,343)	$(897,844)	$3,281,406	$8,915,721	$(5,347,085)	$(5,743,715)

Increase (Decrease) in net assets	$(888,758)	$867,663	$1,064,730	$126,237	$(227,136)	$(658,421)	$4,036,448	$10,292,406	$(4,292,257)	$(2,998,054)

Net Assets:
Beginning of year	$4,209,572	$3,341,909	$871,164	$744,927	$4,003,180	$4,661,601	$17,302,391	$7,009,985	$23,913,037	$26,911,091
End of year	$3,320,814	$4,209,572	$1,935,894	$871,164	$3,776,044	$4,003,180	$21,338,839	$17,302,391	$19,620,780	$23,913,037

Unit Transactions:
Beginning of year	153,740	155,225	70,637	64,029	449,020	555,446	1,209,614	544,820	1,155,740	1,453,559
Purchased	14	-	11,781	4,173	3,702	1,097	200,482	580,457	5,770	8,987
Transferred between Sub-Accounts and Fixed
Accumulation Account	(2,051)	11,785	66,493	3,888	2,843	(17,121	78,967	116,017	(50,758)	(16,982)
Withdrawn, Surrendered, and Annuitized	(37,313)	(13,270)	(7,928)	(1,453)	(78,057)	(90,402)	(55,966)	(31,680)	(207,586)	(289,824)
End of year	114,390	153,740	140,983	70,637	377,508	449,020	1,433,097	1,209,614	903,166	1,155,740

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	MC1		MCV		MM1		MMS		M1A
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(7,647)	$(7,195)	$(7,854)	$(9,749)	$311,271	$205,178	$178,991	$169,454	$(169,427)	$(99,554)
Net realized gains (losses)	18,748	9,635	35,511	73,362	-	-	-	-	480,093	259,291
Net unrealized gains (losses)	21,883	1,155	(25,799)	(15,846)	-	-	-	-	(284,386)	599,748
Increase (Decrease) in net assets from operations	$32,984	$3,595	$1,858	$47,767	$311,271	$205,178	$178,991	$169,454	$26,280	$759,485

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,051	$10,797	$1,690	$14,393	$2,979,434	$4,176,178	$158,942	$13,077	$1,290,945	$3,499,300
Net transfers between Sub-Accounts and
Fixed Account	(27,086)	19,408	(19,727)	90,862	2,251,203	725,988	2,664,973	2,320,024	704,882	495,331
Withdrawals, surrenders, annuitizations and
contract charges	(24,842)	(15,452)	(29,693)	(21,837)	(1,094,901)	(1,545,547)	(2,175,025)	(3,491,557)	(393,445)	(196,746)
Net accumulation activity	$(49,877)	$14,753	$(47,730)	$83,418	$4,135,736	$3,356,619	$648,890	$(1,158,456)	$1,602,382	$3,797,885

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(23,706)	(23,619)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	(2,564)	(2,640)	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(26,270)	$(26,259)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(49,877)	$14,753	$(47,730)	$83,418	$4,135,736	$3,356,619	$622,620	$(1,184,715)	$1,602,382	$3,797,885

Increase (Decrease) in net assets	$(16,893)	$18,348	$(45,872)	$131,185	$4,447,007	$3,561,797	$801,611	$(1,015,261)	$1,628,662	$4,557,370

Net Assets:
Beginning of year	$410,801	$392,453	$581,456	$450,271	$9,594,701	$6,032,904	$4,647,442	$5,662,703	$8,423,548	$3,866,178
End of year	$393,908	$410,801	$535,584	$581,456	$14,041,708	$9,594,701	$5,449,053	$4,647,442	$10,052,210	$8,423,548

Unit Transactions:
Beginning of year	30,485	28,801	34,580	28,705	947,627	612,159	364,429	455,219	598,957	308,542
Purchased	186	775	107	892	293,502	420,947	12,112	1,086	87,212	261,590
Transferred between Sub-Accounts and Fixed
Accumulation Account	(1,853)	1,956	(1,078)	6,370	217,509	70,768	192,303	142,740	49,337	45,604
Withdrawn, Surrendered, and Annuitized	(1,584)	(1,047)	(1,667)	(1,387)	(110,530)	(156,247)	(154,014)	(234,616)	(27,665)	(16,779)
End of year	27,234	30,485	31,942	34,580	1,348,108	947,627	414,830	364,429	707,841	598,957
See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	NWD		RE1		RES		RG1		RGS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(23,867)	$(26,551)	$(2,376)	$(1,737)	$(58,860)	$(86,644)	$(2,405)	$(366)	$(31,809)	$(16,818)
Net realized gains (losses)	365,565	56,044	7,345	18,960	171,568	(1,398,993)	8,207	7,839	718,916	90,008
Net unrealized gains (losses)	(292,457)	187,489	14,456	(7,877)	1,076,888	2,497,134	(9,214)	(5,932)	(558,964)	165,314
Increase (Decrease) in net assets from
operations	$49,241	$216,982	$19,425	$9,346	$1,189,596	$1,011,497	$(3,412)	$1,541	$128,143	$238,504

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$37,349	$4,323	$14,523	$39,074	$26,153	$19,651	$108,221	$-	$9,853	$49,012
Net transfers between Sub-Accounts and
Fixed Account	(132,310)	(1,134)	49,729	23,160	(470,463)	(393,775)	187,609	21,598	2,049,824	(34,840)
Withdrawals, surrenders, annuitizations and
contract charges	(566,409)	(213,818)	(6,870)	(40,181)	(2,180,144)	(2,772,840)	(748)	(30,867)	(560,579)	(708,627)
Net accumulation activity	$(661,370)	$(210,629)	$57,382	$22,053	$(2,624,454)	$(3,146,964)	$295,082	$(9,269)	$1,499,098	$(694,455)

Annuitization Activity:
Annuitizations	$-	$3,903	$-	$-	$23,858	$4,976	$-	$-	$-	$-
Annuity payments and contract charges	(2,229)	(1,659)	-	-	(4,668)	(1,189)	-	-	(1,191)	(1,063)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(520)	(749)	-	-	(54)	(43)	-	-	89	114
Net annuitization activity	$(2,749)	$1,495	$-	$-	$19,136	$3,744	$-	$-	$(1,102)	$(949)
Increase (Decrease) in net assets from contract
owner transactions	$(664,119)	$(209,134)	$57,382	$22,053	$(2,605,318)	$(3,143,220)	$295,082	$(9,269)	$1,497,996	$(695,404)

Increase (Decrease) in net assets	$(614,878)	$7,848	$76,807	$31,399	$(1,415,722)	$(2,131,723)	$291,670	$(7,728)	$1,626,139	$(456,900)

Net Assets:
Beginning of year	$2,006,553	$1,998,705	$158,872	$127,473	$11,156,441	$13,288,164	$33,570	$41,298	$2,050,327	$2,507,227
End of year	$1,391,675	$2,006,553	$235,679	$158,872	$9,740,719	$11,156,441	$325,240	$33,570	$3,676,466	$2,050,327

Unit Transactions:
Beginning of year	123,585	137,801	10,878	10,280	634,293	824,261	2,530	3,460	126,961	174,420
Purchased	2,329	287	980	2,653	1,358	1,216	9,741	-	548	3,399
Transferred between Sub-Accounts and Fixed
Accumulation Account	(8,210)	(439)	3,425	1,283	(25,028)	(24,213)	16,065	1,753	118,016	(2,739)
Withdrawn, Surrendered, and Annuitized	(33,569)	(14,064)	(434)	(3,338)	(115,904)	(166,971)	(67)	(2,683)	(32,522)	(48,119)
End of year	84,135	123,585	14,849	10,878	494,719	634,293	28,269	2,530	213,003	126,961

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	RI1		RIS		SG1		SGS		SI1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	June 25,	December 31,	June 25,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007 (j)	2006	2007 (j)	2006	2007	2006
Operations:
Net investment income (loss)	$(79,181)	$(44,079)	$(5,089)	$(2,826)	$(8,473)	$(17,157)	$(1,177)	$(3,672)	$7,252	$5,785
Net realized gains (losses)	1,410,308	482,353	420,601	323,060	181,249	44,437	54,840	12,056	(127)	1,814
Net unrealized gains (losses)	(331,888)	690,024	(222,622)	41,462	(111,488)	25,875	(35,473)	8,451	(4,206)	58
Increase (Decrease) in net assets from	-	-	-	-	-	-	-	-	-	-
operations	$999,239	$1,128,298	$192,890	$361,696	$61,288	$53,155	$18,190	$16,835	$2,919	$7,657

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,231,136	$3,255,064	$56,091	$2,083	$3,743	$19,849	$(57,934)	$450	$1,140	$-
Net transfers between Sub-Accounts and
Fixed Account	(226,002)	830,511	123,791	50,626	(976,299)	(153,943)	(227,313)	24,666	2,491	87,882
Withdrawals, surrenders, annuitizations and
contract charges	(324,918)	(658,206)	(355,350)	(233,507)	(27,162)	(55,778)	(32,157)	(52,923)	(29,523)	(39,869)
Net accumulation activity	$2,680,216	$3,427,369	$(175,468)	$(180,798)	$(999,718)	$(189,872)	$(317,404)	$(27,807)	$(25,892)	$48,013

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(1,467)	(2,804)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	(218)	(626)	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(1,685)	$(3,430)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$2,680,216	$3,427,369	$(175,468)	$(180,798)	$(999,718)	$(189,872)	$(319,089)	$(31,237)	$(25,892)	$48,013

Increase (Decrease) in net assets	$3,679,455	$4,555,667	$17,422	$180,898	$(938,430)	$(136,717)	$(300,899)	$(14,402)	$(22,973)	$55,670

Net Assets:
Beginning of year	$7,379,017	$2,823,350	$1,709,195	$1,528,297	$938,430	$1,075,147	$300,899	$315,301	$205,987	$150,317
End of year	$11,058,472	$7,379,017	$1,726,617	$1,709,195	$-	$938,430	$-	$300,899	$183,014	$205,987

Unit Transactions:
Beginning of year	357,917	171,687	87,103	97,912	72,958	86,895	40,477	45,047	16,089	12,321
Purchased	149,051	172,483	2,719	124	328	1,606	-	73	88	-
Transferred between Sub-Accounts and Fixed
Accumulation Account	(9,619)	46,738	5,816	2,276	(71,259)	(11,177)	(35,414)	4,189	176	7,003
Withdrawn, Surrendered, and Annuitized	(16,038)	(32,991)	(16,780)	(13,209)	(2,027)	(4,366)	(5,063)	(8,832)	(2,269)	(3,235)
End of year	481,311	357,917	78,858	87,103	-	72,958	-	40,477	14,084	16,089

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	SIS		SVS		MFJ		TRS		MFE
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$62,855	$81,223	$(208)	$(1,231)	$745,929	$578,080	$504,101	$499,785	$(14,286)	$1,224
Net realized gains (losses)	(876)	17,247	7,978	7,467	3,638,693	2,897,130	2,125,323	1,644,200	312,870	35,898
Net unrealized gains (losses)	(26,535)	(11,664)	(11,993)	4,184	(2,766,127)	2,932,149	(1,630,285)	1,298,445	231,848	245,189
Increase (Decrease) in net assets from
operations	$35,444	$86,806	$(4,223)	$10,420	$1,618,495	$6,407,359	$999,139	$3,442,430	$530,432	$282,311

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$-	$-	$-	$-	$11,004,997	$11,092,712	$212,630	$101,612	$941,034	$668,145
Net transfers between Sub-Accounts and
Fixed Account	3,820	122,697	370	(22,638)	1,381,406	(1,188,552)	(97,970)	(55,760)	136,514	442,142
Withdrawals, surrenders, annuitizations and
contract charges	(178,029)	(173,964)	(2,091)	(1,601)	(5,826,784)	(3,017,616)	(5,991,449)	(6,941,875)	(300,124)	(42,336)
Net accumulation activity	$(174,209)	$(51,267)	$(1,721)	$(24,239)	$6,559,619	$6,886,544	$(5,876,789)	$(6,896,023)	$777,424	$1,067,951

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$86,192	$5,604	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(166,883)	(143,336)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	(12,319)	(31,804)	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$(93,010)	$(169,536)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(174,209)	$(51,267)	$(1,721)	$(24,239)	$6,559,619	$6,886,544	$(5,969,799)	$(7,065,559)	$777,424	$1,067,951

Increase (Decrease) in net assets	$(138,765)	$35,539	$(5,944)	$(13,819)	$8,178,114	$13,293,903	$(4,970,660)	$(3,623,129)	$1,307,856	$1,350,262

Net Assets:
Beginning of year	$1,720,388	$1,684,849	$103,723	$117,542	$71,318,399	$58,024,496	$33,083,819	$36,706,948	$1,771,838	$421,576
End of year	$1,581,623	$1,720,388	$97,779	$103,723	$79,496,513	$71,318,399	$28,113,159	$33,083,819	$3,079,694	$1,771,838

Unit Transactions:
Beginning of year	123,374	127,158	7,004	8,755	5,424,954	4,829,607	1,393,409	1,702,854	76,249	23,573
Purchased	-	-	-	-	834,033	931,445	8,114	4,891	36,481	33,129
Transferred between Sub-Accounts and Fixed
Accumulation Account	(21)	9,165	32	(1,628)	98,189	(103,890)	(4,681)	(3,946)	6,191	21,640
Withdrawn, Surrendered, and Annuitized	(12,209)	(12,949)	(142)	(123)	(442,891)	(232,209)	(246,860)	(310,390)	(11,811)	(2,093)
End of year	111,144	123,374	6,894	7,004	5,914,285	5,424,953	1,149,982	1,393,409	107,110	76,249

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	UTS		MV1		MVS		OBV		OCA
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007 (k)	2006	2007	2006
Operations:
Net investment income (loss)	$(2,708)	$165,710	$(9,475)	$(8,876)	$12,914	$12,554	$(431)	$-	$(37,615)	$(28,545)
Net realized gains (losses)	2,236,968	762,270	223,104	117,143	997,543	652,800	(1)	-	166,523	50,018
Net unrealized gains (losses)	379,087	1,683,397	(97,762)	181,390	(601,656)	480,330	(1,597)	-	97,290	94,815
Increase (Decrease) in net assets from
operations	$2,613,347	$2,611,377	$115,867	$289,657	$408,801	$1,145,684	$(2,029)	$-	$226,198	$116,288

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$80,480	$49,109	$479,201	$262,282	$60,042	$2,427	$64,913	$-	$174,697	$370,404
Net transfers between Sub-Accounts and
Fixed Account	282,647	91,197	145,591	123,119	76,598	(239,439)	15,679	-	1,448	(8,534)
Withdrawals, surrenders, annuitizations and
contract charges	(2,681,771)	(2,174,942)	(261,063)	(147,096)	(1,348,299)	(1,024,829)	(2,024)	-	(294,743)	(88,137)
Net accumulation activity	$(2,318,644)	$(2,034,636)	$363,729	$238,305	$(1,211,659)	$(1,261,841)	$78,568	$-	$(118,598)	$273,733

Annuitization Activity:
Annuitizations	$-	$5,885	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(16,066)	(11,955)	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(4,280)	(3,771)	-	-	(219)	(480)	-	-	-	-
Net annuitization activity	$(20,346)	$(9,841)	$-	$-	$(219)	$(480)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(2,338,990)	$(2,044,477)	$363,729	$238,305	$(1,211,878)	$(1,262,321)	$78,568	$-	$(118,598)	$273,733

Increase (Decrease) in net assets	$274,357	$566,900	$479,596	$527,962	$(803,077)	$(116,637)	$76,539	$-	$107,600	$390,021

Net Assets:
Beginning of year	$10,428,555	$9,861,655	$1,964,208	$1,436,246	$6,626,533	$6,743,170	$-	$-	$1,943,044	$1,553,023
End of year	$10,702,912	$10,428,555	$2,443,804	$1,964,208	$5,823,456	$6,626,533	$76,539	$-	$2,050,644	$1,943,044

Unit Transactions:
Beginning of year	287,598	356,174	122,386	106,028	380,215	461,544	-	-	143,656	119,613
Purchased	2,198	1,850	27,251	18,411	3,331	160	6,156	-	12,535	30,006
Transferred between Sub-Accounts and Fixed
Accumulation Account	7,649	899	8,420	8,465	3,644	(16,408)	1,485	-	219	613
Withdrawn, Surrendered, and Annuitized	(64,610)	(71,325)	(15,630)	(10,518)	(73,230)	(65,081)	(189)	-	(21,167)	(6,576)
End of year	232,835	287,598	142,427	122,386	313,960	380,215	7,452	-	135,243	143,656

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	OGG		OMG		OMS		PMB		PLD
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(21,739)	$(13,820)	$(472,575)	$(244,285)	$(12,380)	$(8,531)	$24,156	$15,226	$1,546,194	$671,695
Net realized gains (losses)	225,708	58,616	979,065	259,322	55,631	32,092	15,104	9,336	(66,931)	(54,684)
Net unrealized gains (losses)	(113,391)	176,986	300,276	3,392,244	(65,379)	45,352	(15,291)	8,536	1,527,408	16,624
Increase (Decrease) in net assets from
operations	$90,578	$221,782	$806,766	$3,407,281	$(22,128)	$68,913	$23,969	$33,098	$3,006,671	$633,635

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$848,690	$1,235,082	$15,404,926	$15,443,686	$30,804	$325,919	$108,562	$222,909	$22,942,195	$14,473,459
Net transfers between Sub-Accounts and
Fixed Account	653,865	461,141	3,667,855	3,059,489	17,987	129,460	17,662	87,510	4,767,447	5,690,870
Withdrawals, surrenders, annuitizations and
contract charges	(135,766)	(46,922)	(1,920,176)	(895,640)	(54,667)	(43,805)	(8,270)	(67,399)	(2,198,473)	(1,340,812)
Net accumulation activity	$1,366,789	$1,649,301	$17,152,605	$17,607,535	$(5,876)	$411,574	$117,954	$243,020	$25,511,169	$18,823,517

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$1,366,789	$1,649,301	$17,152,605	$17,607,535	$(5,876)	$411,574	$117,954	$243,020	$25,511,169	$18,823,517

Increase (Decrease) in net assets	$1,457,367	$1,871,083	$17,959,371	$21,014,816	$(28,004)	$480,487	$141,923	$276,118	$28,517,840	$19,457,152

Net Assets:
Beginning of year	$2,336,311	$465,228	$38,000,053	$16,985,237	$792,129	$311,642	$526,080	$249,962	$37,139,469	$17,682,317
End of year	$3,793,678	$2,336,311	$55,959,424	$38,000,053	$764,125	$792,129	$668,003	$526,080	$65,657,309	$37,139,469

Unit Transactions:
Beginning of year	147,390	34,077	2,671,731	1,349,644	45,827	18,961	27,761	13,934	3,653,967	1,778,199
Purchased	52,376	85,066	1,049,305	1,165,979	1,689	20,537	6,264	12,497	2,233,298	1,455,912
Transferred between Sub-Accounts and Fixed
Accumulation Account	39,122	31,454	251,823	232,915	1,061	8,997	947	4,866	464,006	565,569
Withdrawn, Surrendered, and Annuitized	(9,310)	(3,207)	(141,562)	(76,807)	(3,299)	(2,668)	(1,131)	(3,536)	(232,501)	(145,713)
End of year	229,578	147,390	3,831,297	2,671,731	45,278	45,827	33,841	27,761	6,118,770	3,653,967
See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	PRR		PTR		PRA		PCR		SSA
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$77,429	$57,512	$259,106	$80,980	$9,236	$2,358	$12,916	$8,945	$(2,379)	$348
Net realized gains (losses)	(52,150)	5,578	(27,375)	5,320	122	194	8,045	677	16,191	469
Net unrealized gains (losses)	201,713	(98,440)	517,147	(13,931)	(669)	(1,148)	66,966	(23,220)	(33,216)	13,231
Increase (Decrease) in net assets from
operations	$226,992	$(35,350)	$748,878	$72,369	$8,689	$1,404	$87,927	$(13,598)	$(19,404)	$14,048

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$578,275	$877,863	$9,360,626	$1,096,950	$54,858	$85,248	$130,603	$251,369	$55,403	$94,347
Net transfers between Sub-Accounts and
Fixed Account	193,436	(164,583)	1,644,082	623,634	29,148	2,040	(5,185)	115,886	80,526	452
Withdrawals, surrenders, annuitizations and
contract charges	(370,730)	(546,254)	(306,257)	(662,065)	(1,582)	(53)	(20,386)	(2,759)	(5,188)	(239)
Net accumulation activity	$400,981	$167,026	$10,698,451	$1,058,519	$82,424	$87,235	$105,032	$364,496	$130,741	$94,560

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$400,981	$167,026	$10,698,451	$1,058,519	$82,424	$87,235	$105,032	$364,496	$130,741	$94,560

Increase (Decrease) in net assets	$627,973	$131,676	$11,447,329	$1,130,888	$91,113	$88,639	$192,959	$350,898	$111,337	$108,608

Net Assets:
Beginning of year	$2,353,218	$2,221,542	$3,463,992	$2,333,104	$88,639	$-	$350,898	$-	$119,061	$10,453
End of year	$2,981,191	$2,353,218	$14,911,321	$3,463,992	$179,752	$88,639	$543,857	$350,898	$230,398	$119,061

Unit Transactions:
Beginning of year	214,328	201,615	318,132	217,983	8,418	-	35,770	-	9,318	966
Purchased	51,676	78,427	860,724	103,189	5,115	8,230	12,289	24,644	4,343	8,315
Transferred between Sub-Accounts and Fixed
Accumulation Account	17,473	(15,955)	150,382	59,104	2,653	193	(328)	11,403	6,286	57
Withdrawn, Surrendered, and Annuitized	(33,365)	(49,759)	(34,304)	(62,144)	(143)	(5)	(1,976)	(277)	(403)	(20)
End of year	250,112	214,328	1,294,934	318,132	16,043	8,418	45,755	35,770	19,544	9,318

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	SVV		LGF		IGB		VSC		SRE
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (k)	2006	2007	2006 (i)	2007	2006	2007 (k)	2006	2007	2006
Operations:
Net investment income (loss)	$(3,803)	$-	$(2,698)	$(59)	$40,351	$10,757	$(42,173)	$-	$(42,934)	$(13,683)
Net realized gains (losses)	299	-	(481)	2	(2,155)	2,435	441,814	-	1,413,719	480,230
Net unrealized gains (losses)	(15,513)	-	589	661	(10,641)	2,707	(803,193)	-	(3,133,871)	1,029,889
Increase (Decrease) in net assets from
Operations	$(19,017)	$-	$(2,590)	$604	$27,555	$15,899	$(403,552)	$-	$(1,763,086)	$1,496,436

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$610,295	$-	$382,985	$5,440	$1,121,123	$298,483	$5,328,172	$-	$4,182,803	$3,346,451
Net transfers between Sub-Accounts and
Fixed Account	336,740	-	(299,680)	13,255	(101,553)	254,994	1,330,556	-	2,560,212	(112,572)
Withdrawals, surrenders, annuitizations and
contract charges	(12,013)	-	(2,534)	(10)	(79,972)	(23,915)	(55,479)	-	(365,632)	(171,984)
Net accumulation activity	$935,022	$-	$80,771	$18,685	$939,598	$529,562	$6,603,249	$-	$6,377,383	$3,061,895

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$935,022	$-	$80,771	$18,685	$939,598	$529,562	$6,603,249	$-	$6,377,383	$3,061,895

Increase (Decrease) in net assets	$916,005	$-	$78,181	$19,289	$967,153	$545,461	$6,199,697	$-	$4,614,297	$4,558,331

Net Assets:
Beginning of year	$-	$-	$19,289	$-	$646,258	$100,797	$-	$-	$7,400,362	$2,842,031
End of year	$916,005	$-	$97,470	$19,289	$1,613,411	$646,258	$6,199,697	$-	$12,014,659	$7,400,362

Unit Transactions:
Beginning of year	-	-	1,957	-	60,421	9,809	-	-	410,253	214,281
Purchased	56,645	-	37,626	558	104,387	28,672	512,599	-	240,099	213,812
Transferred between Sub-Accounts and Fixed
Accumulation Account	31,147	-	(29,942)	1,400	(8,973)	24,235	130,168	-	154,308	(5,815)
Withdrawn, Surrendered, and Annuitized	(1,105)	-	(242)	(1)	(7,397)	(2,295)	(10,633)	-	(23,365)	(12,025)
End of year	86,687	-	9,399	1,957	148,438	60,421	632,134	-	781,295	410,253

(i)  For the period May  1, 2006 (commencement of operations) through December 31, 2006.
(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Statements of Changes in Net Assets - continued

	SC3		CMM		VLC		WTF
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007 (k)	2006	2007	2006
Operations:
Net investment income (loss)	$(2,756)	$(1,597)	$919	$1,022	$(3,603)	$-	$(518)	$(363)
Net realized gains (losses)	100,330	94,390	-	-	240	-	1,458	1,291
Net unrealized gains (losses)	(182,375)	92,864	-	-	(35,126)	-	1,113	3,110
Increase (Decrease) in net assets from
operations	$(84,801)	$185,657	$919	$1,022	$(38,489)	$-	$2,053	$4,038

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$628	$8,877	$-	$22,913	$639,019	$-	$1	$5,743
Net transfers between Sub-Accounts and
Fixed Account	55,794	(175,236)	556	3,175	150,882	-	(1,131)	5
Withdrawals, surrenders, annuitizations and
contract charges	(35,012)	(21,196)	(18,848)	(1,758)	(2,464)	-	(393)	(327)
Net accumulation activity	$21,410	$(187,555)	$(18,292)	$24,330	$787,437	$-	$(1,523)	$5,421

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$21,410	$(187,555)	$(18,292)	$24,330	$787,437	$-	$(1,523)	$5,421

Increase (Decrease) in net assets	$(63,391)	$(1,898)	$(17,373)	$25,352	$748,948	$-	$530	$9,459

Net Assets:
Beginning of year	$587,636	$589,534	$44,249	$18,897	$-	$-	$27,330	$17,871
End of year	$524,245	$587,636	$26,876	$44,249	$748,948	$-	$27,860	$27,330

Unit Transactions:
Beginning of year	22,799	31,220	4,289	1,879	-	-	2,020	1,554
Purchased	25	406	-	2,269	61,428	-	-	484
Transferred between Sub-Accounts and Fixed
Accumulation Account	2,379	(7,878)	54	313	14,707	-	(76)	8
Withdrawn, Surrendered, and Annuitized	(1,442)	(949)	(1,806)	(172)	(238)	-	(26)	(26)
End of year	23,761	22,799	2,537	4,289	75,897	-	1,918	2,020

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life (N.Y.) Variable Account C (the ‘‘Variable Account’’), a separate account of Sun Life Insurance and Annuity Company of New York, the (‘‘Sponsor’’) (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of Regatta NY contracts, Regatta Gold NY contracts, Regatta Extra NY contracts, Sun Life Financial Masters Flex NY contracts, Sun Life Financial Masters Extra NY contracts, Sun Life Financial Masters Access NY contracts, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY contracts (collectively, the “Contracts”) and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust existing in accordance with the regulations of the New York State Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Company Act of 1940, as amended. With respect to the Regatta NY contracts, Regatta Gold NY contracts, and Regatta Extra NY contracts, the funds include MFS/Sun Life Series Trust (the “Series Trust”).  With respect to the Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY contracts, Sun Life Financial Masters Access NY contracts, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY contracts, the funds include Columbia Funds Variable Insurance Trust , Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., the “Series Trust”, Oppenheimer Variable Account  Funds, PIMCO Variable Insurance Trust , Sun Capital Advisers Trust, Van Kampen Life Insurance Trust, and Wanger Advisor Trust (collectively with the Series Trust, the “Funds”).

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities along with the disclosure of contingent assets as well as liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at market value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the first in, first out basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not currently subject to tax by the contract owner.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(2) Significant Accounting Policies — continued

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes –an interpretation of FASB Statement No. 109” (“FIN48”).  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes”.  This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006.  The Sub-Accounts adopted FIN 48 on January 1, 2007.  The Sub-Accounts are not responsible for the payment or recording of income taxes and therefore the adoption of FIN 48 did not have an impact on the financial statements.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements, but does not change existing guidance as to whether or not an instrument is carried at fair value.

SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants.  The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2 and 3”).  Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability.  SFAS No. 157 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.  Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements.

The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007, and are to be applied prospectively, except for changes in fair value measurements that result from the initial application of SFAS No. 157, which are to be recorded as an adjustment to opening retained earnings in the year of adoption.  Sponsor of the Sub-Accounts will adopt SFAS No. 157 effective January 1, 2008 and will apply the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value.  The adoption of SFAS No. 157 is not expected to have a material impact on the Sub-Account's financial position or results of operations.

(3) Contract Charges and Related Party Transactions

Charges for mortality and expense risks, the optional death benefit rider, and the Secured Returns Optional Living Benefit are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period for the risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5

Regatta NY contracts	1.25%	-	-	-	-
Regatta Gold NY contracts	1.25%	-	-	-	-
Regatta Extra NY contracts	1.30%	1.45%	-	-	-
Sun Life Financial Masters Flex NY contracts	1.30%	1.50%	1.70%	1.90%	-
Sun Life Financial Masters Extra NY contracts	1.40%	1.60%	1.80%	2.00%	-
Sun Life Financial Masters Access NY contracts	1.35%	1.55%	1.75%	-	-
Sun Life Financial Masters Choice NY contracts	1.05%	1.25%	1.55%	1.65%	-
Sun Life Financial Masters Reward NY contracts	1.40%	1.60%	1.80%	2.00%	-
Sun Life Financial Masters Select NY contracts	1.05%	1.25%	1.55%	1.65%	-

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(3) Contract Charges and Related Party Transactions — continued

Each year on the contract anniversary, an account administration fee (‘‘Account Fee’’) of $30 is deducted from each contract’s accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Sub-Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Sub-Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

A specific quarterly charge, equal to 0.125% of account value, is deducted on the last day of the Account Quarter, ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on the Issue Date.), if one of the following optional living benefit riders has been elected:  Secured Returns 2, Secured Returns for Life, or Secured Returns for Life Plus. These three optional living benefit riders are available on Sun Life Financial Masters Choice NY contracts, Sun Life Financial Masters Extra NY contracts, Sun Life Financial Masters Flex NY contracts, Sun Life Financial Masters Reward NY contracts, Sun Life Financial Masters Select NY contracts. A specific quarterly charge, equal to 0.1625% for Single Life Coverage, is deducted on the last day of the Account Quarter if the Income ON Demand optional living benefit rider has been elected or 0.0875% if Retirement Asset Protector optional living benefit rider has been elected. These two optional living benefit riders are available on Sun Life Financial Masters Choice NY contracts, Sun Life Financial Masters Extra NY contracts, Sun Life Financial Masters Flex NY contracts, Sun Life Financial Masters Reward NY contracts, Sun Life Financial Masters Select NY contracts.

Massachusetts Financial Services Company is the investment adviser to the Series Trust.  Sun Capital Advisers LLC is the investment adviser to Sun Capital Advisers Trust.  Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from 0.60% to 1.56% and 1.00% to 1.35% of the Funds’ net assets, respectively.

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of Regatta NY and Regatta Gold NY contracts; 8% for Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY and Sun Life Financial Masters Choice NY; and for 7% for Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY.

For assuming the risk that surrender charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of  0.15% of the net assets attributable to Sun Life Financial Masters Extra NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY contracts and an effective annual rate of 0.20% of the net assets attributable to Sun Life Financial Masters Flex NY and Sun Life Financial Masters Access NY contracts.

For the year ended December 31, 2007, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the ‘‘Withdrawals, surrenders, annuitizations and contract charges’’ line of the Statement of Changes in Net Assets for each Sub-Account.

	Contract Charges	Surrender Charges
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle Overseas Variable Fund Sub-Account (SGI)	$22	$-
Columbia Funds Variable Insurance Trust
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	-	-
Columbia Marsico 21st Century Fund Class B Sub-Account (MCC)	7	462
Columbia Marsico Growth Fund Class B Sub-Account (CMG)	-	-
Columbia Marsico Growth Portfolio Sub-Account (NNG)	-	-
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	-	-
Fidelity Variable Insurance Products Funds
VIP Balanced Svc 2 Sub-Account (FVB)	-	-
VIP Freedom 2010 Portfolio Sub-Account (F10)	67	1,419
VIP Freedom 2015 Portfolio Sub-Account (F15)	122	-
VIP Freedom 2020 Portfolio Sub-Account (F20)	245	47
VIP Mid Cap Svc 2 Sub-Account (FVM)	18	740

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(3) Contract Charges and Related Party Transactions — continued

	Contract Charges	Surrender Charges
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund Sub-Account (FMS)	$329	$845
Templeton Developing Markets Securities Fund Sub-Account (TDM)	101	384
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	190	229
Templeton Foreign Securities Fund Sub-Account (FTI)	4,200	27,968
Franklin Income Securities Class 2 Sub-Account (ISC)	3	-
Franklin Value Securities Fund Sub-Account (FVS)	328	1,086
Franklin Strategic Income Securities Class 2 Sub-Account (SIC)	-	-
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	237	4,110
Growth & Income Portfolio Sub-Account (LA1)	4,266	9,291
Growth Opportunities Portfolio Sub-Account (LA9)	2,953	4,517
Mid Cap Value Portfolio Sub-Account (LA2)	1,884	2,884
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	136	2,907
Bond Series Sub-Account (BDS)	691	1,616
Capital Appreciation S Class Sub-Account (MFD)	54	-
Capital Appreciation Series Sub-Account (CAS)	8,535	9,906
Capital Opportunities S Class Sub-Account (CO1)	3	-
Capital Opportunities Series Sub-Account (COS)	509	667
Emerging Growth S Class Sub-Account (MFF)	74	-
Emerging Growth Series Sub-Account (EGS)	4,323	5,432
Emerging Markets Equity S Class Sub-Account (EM1)	136	1,060
Emerging Markets Equity Series Sub-Account (EME)	342	260
Global Governments S Class Sub-Account (GG1)	3	-
Global Governments Series Sub-Account (GGS)	653	-
Global Growth S Class Sub-Account (GG2)	25	-
Global Growth Series Sub-Account (GGR)	2,188	1,447
Global Total Return S Class Sub-Account (GT2)	48	-
Global Total Return Series Sub-Account (GTR)	1,629	-
Government Securities S Class Sub-Account (MFK)	4,069	15,898
Government Securities Series Sub-Account (GSS)	2,560	307
High Yield S Class Sub-Account (MFC)	2,430	3,237
High Yield Series Sub-Account (HYS)	2,058	5,807
International Growth S Class Sub-Account (IG1)	53	160
International Growth Series Sub-Account (IGS)	514	5,717
International Investors Trust S Class Sub-Account (MI1)	33	1,046
International Investors Trust Series Sub-Account (MII)	1,077	619
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	541	3,900
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	1,774	4,344
Massachusetts Investors Trust S Class Sub-Account (MFL)	3,353	15,183
Massachusetts Investors Trust Series Sub-Account (MIT)	8,369	6,684
Mid Cap Growth S Class Sub-Account (MC1)	242	547
Mid Cap Value S Class Sub-Account (MCV)	224	342
Money Market S Class Sub-Account (MM1)	2,925	16,488

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(3) Contract Charges and Related Party Transactions — continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust – continued
Money Market Series Sub-Account (MMS)	$3,007	$2,149
New Discovery S Class Sub-Account (M1A)	3,398	7,951
New Discovery Series Sub-Account (NWD)	694	3,287
Research S Class Sub-Account (RE1)	28	332
Research Series Sub-Account (RES)	5,348	2,425
Research Growth and Income S Class Sub-Account (RG1)	21	-
Research Growth and Income Series Sub-Account (RGS)	1,350	2,521
Research International S Class Sub-Account (RI1)	1,711	7,197
Research International Series Sub-Account (RIS)	538	1,731
Strategic Growth S Class Sub-Account (SG1)	103	701
Strategic Growth Series Sub-Account (SGS)	70	-
Strategic Income S Class Sub-Account (SI1)	58	151
Strategic Income Series Sub-Account (SIS)	348	63
Strategic Value S Class Sub-Account (SVS)	37	-
Total Return S Class Sub-Account (MFJ)	16,230	101,992
Total Return Series Sub-Account (TRS)	10,266	18,142
Utilities S Class Sub-Account (MFE)	394	2,547
Utilities Series Sub-Account (UTS)	2,642	12,449
Value S Class Sub-Account (MV1)	407	3,263
Value Series Sub-Account (MVS)	1,568	2,262
Oppenheimer Variable Account Funds
Balanced VA Fund Sub-Account (OBV)	-	160
Capital Appreciation Fund Sub-Account (OCA)	468	4,621
Global Securities Fund Sub-Account (OGG)	319	1,554
Main Street Fund Sub-Account (OMG)	3,961	35,402
Main Street Small Cap Fund Sub-Account (OMS)	119	662
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio Sub-Account (PMB)	67	-
Low Duration Portfolio Sub-Account (PLD)	4,012	32,118
Real Return Portfolio Sub-Account (PRR)	647	9,548
Total Return Portfolio Sub-Account (PTR)	971	4,335
VIT All Asset Portfolio Sub-Account (PRA)	8	-
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	50	134
Sun Capital Advisers Trust
All Cap S Class Sub-Account (SSA)	202	-
Davis Venture Value S Class Sub-Account (SVV)	10	-
FI Large Cap Growth Fund Sub-Account (LGF)	14	-
Investment Grade Bond S Class Sub-Account (IGB)	192	1,445
Oppenheimer Main Street Small Cap S Class Sub-Account (VSC)	14	575
Real Estate Fund S Class Sub-Account (SRE)	3,135	8,622
Real Estate Fund Sub-Account (SC3)	362	887
Sun Capital Money Market S Class Sub-Account (CMM)	20	1,275
Van Kampen Life Insurance Trust
LIT Comstock II Sub-Account (VLC)	-	-
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	15	-

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(4) Reserve for Variable Annuities

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta NY contracts and 3% for Regatta Gold NY contracts with an annuity commencement date prior to January 1, 2000.  Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta NY contracts and 3% for Regatta Gold NY and Regatta Extra NY contracts with an annuity commencement date on or after January 1, 2000. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of investments of the Funds for each Sub-Account for the year ended December 31, 2007:

	Purchases	Sales
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle Overseas Variable Fund Sub-Account (SGI)	$ 4,010,421	$36,009
Columbia Funds Variable Insurance Trust
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	2,258	5,160
Columbia Marsico 21st Century Fund Class B Sub-Account (MCC)	4,314,455	281,432
Columbia Marsico Growth Fund Class B Sub-Account (CMG)	490,254	21,691
Columbia Marsico Growth Portfolio Sub-Account (NNG)	28	4,641
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	1,093,210	367,567
Fidelity Variable Insurance Products Funds
VIP Balanced Svc 2 Sub-Account (FVB)	173,124	275
VIP Freedom 2010 Portfolio Sub-Account (F10)	1,149,932	93,440
VIP Freedom 2015 Portfolio Sub-Account (F15)	892,712	134,414
VIP Freedom 2020 Portfolio Sub-Account (F20)	1,667,120	268,869
VIP Mid Cap Svc 2 Sub-Account (FVM)	8,627,811	340,506
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund Sub-Account (FMS)	3,982,434	404,061
Templeton Developing Markets Securities Fund Sub-Account (TDM)	4,304,956	411,715
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	2,000,634	324,675
Templeton Foreign Securities Fund Sub-Account (FTI)	9,626,379	6,179,865
Franklin Income Securities Class 2 Sub-Account (ISC)	2,238,246	22,520
Franklin Value Securities Fund Sub-Account (FVS)	1,379,458	380,288
Franklin Strategic Income Securities Class 2 Sub-Account (SIC)	111,165	1,761
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	2,104,204	385,626
Growth & Income Portfolio Sub-Account (LA1)	20,786,990	1,845,260
Growth Opportunities Portfolio Sub-Account (LA9)	1,951,089	1,278,389
Mid Cap Value Portfolio Sub-Account (LA2)	3,965,901	614,259
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	294,697	117,414
Bond Series Sub-Account (BDS)	331,123	550,147
Capital Appreciation S Class Sub-Account (MFD)	3,155	11,021
Capital Appreciation Series Sub-Account (CAS)	282,833	3,727,875
Capital Opportunities S Class Sub-Account (CO1)	116,257	224,643
Capital Opportunities Series Sub-Account (COS)	1,265,575	3,675,684

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(5)  Investment Purchases and Sales— continued

	Purchases	Sales
MFS/Sun Life Series Trust – continued
Emerging Growth S Class Sub-Account (MFF)	$60,215	$61,582
Emerging Growth Series Sub-Account (EGS)	108,889	2,201,763
Emerging Markets Equity S Class Sub-Account (EM1)	380,254	303,264
Emerging Markets Equity Series Sub-Account (EME)	868,815	536,018
Global Governments S Class Sub-Account (GG1)	512	486
Global Governments Series Sub-Account (GGS)	112,644	379,158
Global Growth S Class Sub-Account (GG2)	21,357	5,019
Global Growth Series Sub-Account (GGR)	231,966	1,654,289
Global Total Return S Class Sub-Account (GT2)	37,963	41,379
Global Total Return Series Sub-Account (GTR)	779,952	1,020,932
Government Securities S Class Sub-Account (MFK)	5,238,768	2,218,343
Government Securities Series Sub-Account (GSS)	932,950	1,600,460
High Yield S Class Sub-Account (MFC)	2,862,471	621,910
High Yield Series Sub-Account (HYS)	556,056	1,249,485
International Growth S Class Sub-Account (IG1)	156,086	56,508
International Growth Series Sub-Account (IGS)	551,282	653,360
International Investors Trust S Class Sub-Account (MI1)	13,450,227	869,590
International Investors Trust Series Sub-Account (MII)	867,160	1,509,371
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	2,390,082	1,474,458
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	650,016	1,290,630
Massachusetts Investors Trust S Class Sub-Account (MFL)	5,043,136	1,915,681
Massachusetts Investors Trust Series Sub-Account (MIT)	494,150	5,876,437
Mid Cap Growth S Class Sub-Account (MC1)	19,344	76,868
Mid Cap Value S Class Sub-Account (MCV)	83,285	115,769
Money Market S Class Sub-Account (MM1)	7,113,765	2,666,758
Money Market Series Sub-Account (MMS)	3,737,461	2,933,286
New Discovery S Class Sub-Account (M1A)	2,586,960	892,035
New Discovery Series Sub-Account (NWD)	168,524	808,785
Research S Class Sub-Account (RE1)	90,653	35,647
Research Series Sub-Account (RES)	181,574	2,845,698
Research Growth and Income S Class Sub-Account (RG1)	434,197	137,536
Research Growth and Income Series Sub-Account (RGS)	4,552,428	2,851,624
Research International S Class Sub-Account (RI1)	4,859,452	1,196,479
Research International Series Sub-Account (RIS)	476,188	463,487
Strategic Growth S Class Sub-Account (SG1)	1,097,738	2,105,879
Strategic Growth Series Sub-Account (SGS)	216,358	536,407
Strategic Income S Class Sub-Account (SI1)	17,659	36,299
Strategic Income Series Sub-Account (SIS)	138,543	249,897
Strategic Value S Class Sub-Account (SVS)	9,763	4,198
Total Return S Class Sub-Account (MFJ)	20,615,488	10,313,928
Total Return Series Sub-Account (TRS)	3,037,599	7,230,518
Utilities S Class Sub-Account (MFE)	1,566,194	803,056
Utilities Series Sub-Account (UTS)	1,339,943	3,677,361
Value S Class Sub-Account (MV1)	841,514	360,498
Value Series Sub-Account (MVS)	827,741	1,654,052

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements — continued

(5)  Investment Purchases and Sales— continued

	Purchases	Sales
Oppenheimer Variable Account Funds
Balanced VA Fund Sub-Account (OBV)	$80,575	$2,438
Capital Appreciation Fund Sub-Account (OCA)	525,153	681,366
Global Securities Fund Sub-Account (OGG)	2,183,381	701,841
Main Street Fund Sub-Account (OMG)	20,724,560	4,044,530
Main Street Small Cap Fund Sub-Account (OMS)	148,535	137,256
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio Sub-Account (PMB)	210,637	55,323
Low Duration Portfolio Sub-Account (PLD)	31,854,570	4,797,207
Real Return Portfolio Sub-Account (PRR)	1,369,132	883,775
Total Return Portfolio Sub-Account (PTR)	12,183,761	1,226,204
VIT All Asset Portfolio Sub-Account (PRA)	100,571	8,911
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	274,523	156,575
Sun Capital Advisers Trust
All Cap S Class Sub-Account (SSA)	173,974	30,671
Davis Venture Value S Class Sub-Account (SVV)	995,101	63,882
FI Large Cap Growth Fund Sub-Account (LGF)	386,323	308,002
Investment Grade Bond S Class Sub-Account (IGB)	1,849,226	869,277
Oppenheimer Main Street Small Cap S Class Sub-Account (VSC)	7,223,837	208,019
Real Estate Fund S Class Sub-Account (SRE)	8,315,471	721,102
Real Estate Fund Sub-Account (SC3)	196,463	113,338
Sun Capital Money Market S Class Sub-Account (CMM)	2,334	19,707
Van Kampen Life Insurance Trust
LIT Comstock II Sub-Account (VLC)	795,722	11,865
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	2,086	3,608

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY,
Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of units outstanding, unit values, net assets, investment income ratio, expense ratios, excluding expenses of the underlying funds and the total return, for the years ended December 31, is as follows:

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
SG I
	December 31, 2007 (k)	370,783	$10.6128	to	$10.6798	$3,948,122	-%	1.35%	to	2.10%	6.13%	to	6.80%
NMT
	December 31, 2007	2,531	15.4946			39,209	0.51	1.85				17.07
	December 31, 2006	2,805	13.2356			37,121	0.20	1.85				17.53
MCC
	December 31, 2007 (k)	347,006	12.1229	to	12.1788	4,213,882	0.23	1.35	to	1.90	21.23	to	21.79
CMG
	December 31, 2007 (k)	41,020	11.7631	to	11.7977	483,170	-	1.55	to	1.90	17.63	to	17.98
NNG
	December 31, 2007	2,702	13.1322			35,504	0.08	1.85				15.29
	December 31, 2006	2,995	11.3903			34,120	-	1.85				4.14
NMI
	December 31, 2007	62,102	12.4312	to	17.0348	806,324	0.15	1.35	to	1.90	17.45	to	24.89
	December 31, 2006	2,635	14.4220			37,987	0.32	1.85				20.95
FVB
	December 31, 2007 (k)	16,023	10.7154	to	10.7604	171,859	6.91	1.35	to	1.85	7.15	to	7.60
F10
	December 31, 2007	122,087	11.7474	to	11.8517	1,436,371	2.67	1.35	to	2.05	6.19	to	6.95
	December 31, 2006	31,184	11.0629	to	11.0891	345,329	4.86	1.85	to	2.05	7.34	to	7.56
F15
	December 31, 2007	174,861	12.0810	to	12.2281	2,122,022	3.15	1.35	to	1.90	6.99	to	7.59
	December 31, 2006	118,763	11.2915	to	11.3650	1,344,283	1.97	1.35	to	1.90	8.74	to	9.35
F20
	December 31, 2007	154,288	12.2148	to	12.4736	1,909,217	3.51	1.35	to	2.30	7.42	to	8.47
	December 31, 2006	44,515	11.3706	to	11.4991	509,174	2.14	1.35	to	2.30	9.14	to	10.20
FVM
	December 31, 2007 (k)	729,385	11.6386	to	11.7120	8,517,929	0.46	1.35	to	2.10	16.39	to	17.12
FMS
	December 31, 2007	324,291	13.5831	to	17.5943	5,370,241	1.37	1.35	to	2.10	1.29	to	2.07
	December 31, 2006	118,047	13.3546	to	17.2983	1,929,810	1.07	1.35	to	2.10	15.90	to	16.79
	December 31, 2005	36,128	11.4756	to	14.8645	512,537	0.94	1.35	to	2.10	8.24	to	9.07
	December 31, 2004	10,733	12.0029	to	13.6772	140,328	0.78	1.35	to	2.10	10.26	to	11.11
	December 31, 2003 (c)	3,938	11.7224	to	12.3538	48,049	-	1.65	to	2.10	17.22	to	23.02
TDM
	December 31, 2007	255,210	17.7039	to	17.9989	4,558,626	1.91	1.35	to	2.10	26.07	to	27.04
	December 31, 2006	23,980	14.0766	to	14.1682	338,168	0.56	1.35	to	1.90	25.66	to	26.36
FTG
	December 31, 2007	127,030	13.7575	to	20.5944	2,544,281	1.41	1.35	to	2.10	0.19	to	0.96
	December 31, 2006	48,332	13.6548	to	20.3990	959,159	1.11	1.35	to	2.05	19.32	to	20.17
	December 31, 2005	9,583	16.6698	to	16.8638	160,657	1.29	1.55	to	1.90	6.80	to	7.18
	December 31, 2004 (g)	1,307	15.6261	to	15.6980	20,450	0.47	1.65	to	1.85	13.87	to	14.11
FTI
	December 31, 2007	1,973,683	15.6329	to	22.1685	40,379,528	1.97	1.35	to	2.30	12.79	to	13.89
	December 31, 2006	1,879,769	13.8036	to	19.5344	33,802,942	1.19	1.35	to	2.30	18.66	to	19.81
	December 31, 2005	1,001,875	11.5856	to	16.3623	15,071,971	1.05	1.35	to	2.30	7.64	to	8.69
	December 31, 2004	427,612	12.5328	to	15.1080	6,081,325	0.84	1.35	to	2.30	15.80	to	16.92
	December 31, 2003 (d)	41,808	10.7884	to	12.9673	535,856	0.10	1.35	to	2.30	7.88	to	29.97
ISC
	December 31, 2007 (k)	211,989	10.1431	to	10.2071	2,157,064	2.63	1.35	to	2.10	1.43	to	2.07
FVS
	December 31, 2007	131,552	12.6498	to	19.2795	2,337,163	0.62	1.35	to	2.10	(4.44)	to	(3.71)
	December 31, 2006	83,668	13.1634	to	20.0930	1,557,788	0.57	1.35	to	2.10	14.53	to	15.41
	December 31, 2005	22,483	14.4076	to	17.4724	373,043	0.75	1.35	to	2.10	6.49	to	7.30
	December 31, 2004	15,053	13.4815	to	16.3410	233,988	0.17	1.35	to	2.10	21.14	to	22.07
	December 31, 2003 (c)	1,159	12.5895	to	13.4342	15,062	0.15	1.65	to	2.10	25.89	to	29.88

(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.
(d) For the period July 1, 2003 (commencement of operations) through December 31, 2003.
(g) For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY,
Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and
Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
SIC
	December 31, 2007 (k)	10,791	$10.3226	to	$10.3659	$111,479	0.12%	1.35%	to	1.85%	3.23%	to	3.66%
LAV
	December 31, 2007	261,718	13.2883	to	14.9014	3,841,385	0.61	1.35	to	2.05	4.52	to	5.27
	December 31, 2006	150,701	12.6227	to	14.1549	2,108,884	1.04	1.35	to	2.05	12.30	to	13.10
	December 31, 2005	8,046	12.3723	to	12.5157	100,042	0.31	1.35	to	1.90	4.93	to	5.51
	December 31, 2004 (g)	9,342	11.7915	to	11.8363	110,302	1.13	1.55	to	1.90	13.51	to	13.91
LA1
	December 31, 2007	2,576,966	12.4077	to	17.0283	39,814,143	1.54	1.35	to	2.30	1.05	to	2.03
	December 31, 2006	1,532,748	12.2289	to	16.7486	23,227,656	1.65	1.35	to	2.30	14.58	to	15.69
	December 31, 2005	879,242	10.6290	to	14.5279	11,598,746	1.26	1.35	to	2.30	0.88	to	1.86
	December 31, 2004	512,793	12.0678	to	14.3137	6,850,031	1.58	1.35	to	2.30	10.06	to	11.13
	December 31, 2003 (c)	74,789	10.9299	to	12.9263	940,155	2.54	1.65	to	2.30	9.30	to	28.79
LA9
	December 31, 2007	403,002	14.0990	to	14.7298	5,837,976	-	1.35	to	2.30	18.48	to	19.64
	December 31, 2006	373,528	11.8271	to	12.3122	4,539,464	-	1.35	to	2.30	5.42	to	6.44
	December 31, 2005	159,566	11.1508	to	11.5672	1,830,266	-	1.35	to	2.30	2.22	to	3.21
	December 31, 2004 (g)	55,012	11.0919	to	11.2069	613,360	-	1.35	to	2.30	8.67	to	9.73
LA2
	December 31, 2007	449,323	12.4858	to	17.7501	7,495,837	0.50	1.35	to	2.25	(1.69)	to	(0.78)
	December 31, 2006	310,865	12.6555	to	17.9544	5,225,336	0.73	1.35	to	2.25	9.71	to	10.72
	December 31, 2005	133,865	11.4941	to	16.2736	2,020,469	0.54	1.35	to	2.25	5.79	to	6.76
	December 31, 2004	101,211	13.3052	to	15.2966	1,468,192	0.66	1.35	to	2.30	21.18	to	22.36
	December 31, 2003 (d)	581	12.1352	to	12.5454	7,199	1.43	1.70	to	1.90	21.35	to	22.64
MF7
	December 31, 2007	60,348	10.8861	to	12.6653	702,249	5.69	1.35	to	2.10	1.10	to	1.88
	December 31, 2006	46,224	10.7620	to	12.4442	540,557	6.24	1.35	to	2.10	2.67	to	3.46
	December 31, 2005	47,319	10.4763	to	12.0404	541,384	5.82	1.35	to	2.10	(0.54)	to	0.22
	December 31, 2004	46,528	10.5273	to	12.0256	537,499	5.96	1.35	to	2.10	3.68	to	4.48
	December 31, 2003	27,268	10.1485	to	11.5220	303,064	3.43	1.45	to	2.10	1.48	to	7.84
BDS
	December 31, 2007	119,260		14.7852		1,763,282	6.13		1.40			2.09
	December 31, 2006	140,433		14.4822		2,033,786	6.15		1.40			3.75
	December 31, 2005	163,530		13.9589		2,282,719	6.18		1.40			0.35
	December 31, 2004	187,739		13.9100		2,610,710	6.30	1.35	to	2.10		4.78
	December 31, 2003	214,107		13.2754		2,841,670	4.84		1.40			8.21
MFD
	December 31, 2007	18,362	11.7033	to	14.6777	216,634	-	1.45	to	1.90	8.81	to	9.31
	December 31, 2006	18,751	10.7230	to	13.4621	202,570	-	1.45	to	1.90	4.04	to	4.52
	December 31, 2005	18,561	10.2749	to	12.9125	192,046	0.39	1.45	to	1.90	(1.27)	to	(0.82)
	December 31, 2004	17,339	10.3757	to	13.0524	181,148	-	1.45	to	1.90	8.67	to	9.17
	December 31, 2003	19,323	9.5185	to	11.9862	185,103	-	1.45	to	1.90	12.92	to	26.49
CAS
	December 31, 2007	715,773	15.4329	to	23.2151	12,878,546	0.20		1.40			9.60
	December 31, 2006	909,349	14.0817	to	21.1825	14,906,513	0.21		1.40			4.91
	December 31, 2005	1,225,268	13.4231	to	20.1918	19,137,284	0.64		1.40			(0.47)
	December 31, 2004	1,218,785	13.4868	to	20.2878	19,138,943	0.06	1.60	to	1.95		9.48
	December 31, 2003	2,308,546	12.3185	to	18.5303	21,200,026	-		1.40			26.93
CO1
	December 31, 2007 (j)	-	-		-	-	0.37	1.35	to	2.05	9.63	to	10.01
	December 31, 2006	6,910	11.8112	to	15.4023	97,083	0.21	1.35	to	2.05	11.68	to	12.48
	December 31, 2005	3,422	10.5893	to	13.7698	44,845	1.03	1.35	to	1.90	(0.61)	to	(0.05)
	December 31, 2004	6,354	10.5595	to	12.8882	69,158	0.29	1.45	to	1.85	10.44	to	10.89
	December 31, 2003	4,850	9.5373	to	9.5644	46,280	0.14	1.45	to	1.60	25.96	to	26.15

(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.
(d) For the period July 1, 2003 (commencement of operations) through December 31, 2003.
(g) For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(j) Sub-Account closed on June 25, 2007.
(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY,
Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31						For year ended December 31
								Investment
			Unit Value					Income	Expense Ratio			Total Return
		Units	lowest to highest				Net Assets	Ratio*	lowest to highest**			lowest to highest***
COS
	December 31, 2007 (j)	-	$		$-		$-	0.66%		1.40%			10.04%
	December 31, 2006	147,248			14.9945		2,207,901	0.51		1.40			12.74
	December 31, 2005	184,033			13.2996		2,447,558	0.98		1.40			0.24
	December 31, 2004	254,152			13.2677		3,371,736	0.49		1.40			11.24
	December 31, 2003	298,753			11.9276		3,563,173	0.35		1.40			26.53
MFF
	December 31, 2007	60,959		14.2920	to	18.4211	968,486	-	1.35	to	1.90	18.69	to	19.36
	December 31, 2006	60,203		12.0046	to	15.4885	802,950	-	1.35	to	1.90	5.66	to	6.25
	December 31, 2005	21,068		11.3274	to	14.6297	262,983	-	1.35	to	1.90	6.84	to	7.43
	December 31, 2004	10,936		10.5705	to	13.6659	124,762	-	1.45	to	1.90	10.81	to	11.32
	December 31, 2003	8,001		9.5100	to	12.3073	82,229	-	1.45	to	1.85	15.47	to	29.24
EGS
	December 31, 2007	360,581			19.2631		6,996,743	-		1.40			19.56
	December 31, 2006	473,820			16.1111		7,685,740	-		1.40			6.53
	December 31, 2005	610,176			15.1231		9,280,671	-		1.40			7.64
	December 31, 2004	773,079			14.0503		10,926,938	-		1.40			11.67
	December 31, 2003	978,305			12.5815		12,374,317	-		1.40			29.68
EM1
	December 31, 2007	37,711		18.9582	to	39.1581	777,561	1.89	1.35	to	2.05	32.49	to	33.44
	December 31, 2006	38,560		14.3089	to	29.3743	629,654	0.61	1.35	to	2.05	27.24	to	28.15
	December 31, 2005	6,181		22.8109	to	22.9454	141,368	0.52	1.45	to	1.60	34.27	to	34.47
	December 31, 2004	5,451		16.9889	to	17.0632	92,805	0.91	1.45	to	1.60	24.85	to	25.04
	December 31, 2003	4,623		13.6074	to	13.6461	62,962	0.47	1.45	to	1.60	49.70	to	49.92
EME
	December 31, 2007	70,432			28.4864		2,073,438	1.99		1.40			33.78
	December 31, 2006	71,767			21.2942		1,580,969	1.15		1.40			28.37
	December 31, 2005	84,999			16.5879		1,453,126	0.67		1.40			34.88
	December 31, 2004	53,476			12.2981		691,507	1.01		1.40			25.42
	December 31, 2003	55,648			9.8055		545,836	0.44		1.40			50.50
GG1
	December 31, 2007	2,138		14.6846	to	14.8163	31,418	1.71	1.45	to	1.60	6.74	to	6.90
	December 31, 2006	2,138		13.7580	to	13.8601	29,430	-	1.45	to	1.60	3.03	to	3.19
	December 31, 2005	441			13.3529		5,888	9.56		1.60			(8.97)
	December 31, 2004	770			14.6689		11,287	9.70		1.60			8.04
	December 31, 2003 (c)	329			13.5776		4,462	-		1.60			13.46
GGS
	December 31, 2007	48,239		15.3769	to	18.7828	853,868	2.16		1.40			7.19
	December 31, 2006	64,809		14.3451	to	17.5226	1,065,979	-		1.40			3.52
	December 31, 2005	81,491		13.8573	to	16.9267	1,283,646	10.46		1.40			(8.48)
	December 31, 2004	100,431		15.1418	to	18.4956	1,721,361	12.70		1.40			8.54
	December 31, 2003	228,740		13.9510	to	17.0411	1,950,149	5.23		1.40			14.00
GG2
	December 31, 2007	6,553		17.6636	to	20.4717	122,365	1.40	1.45	to	1.85	10.94	to	11.39
	December 31, 2006	5,621		15.8817	to	18.4253	95,514	0.33	1.45	to	1.85	14.85	to	15.31
	December 31, 2005	4,395		13.7937	to	16.0191	63,039	0.23	1.45	to	1.85	7.71	to	8.15
	December 31, 2004	3,372		12.7739	to	14.8498	44,815	0.31	1.45	to	1.85	13.27	to	13.73
	December 31, 2003	1,142		11.2486	to	13.0899	13,101	0.30	1.60	to	1.70	24.40	to	32.97
GGR
	December 31, 2007	194,119		25.4645	to	29.9015	5,345,880	1.74		1.40			11.70
	December 31, 2006	249,630		22.7970	to	26.7693	6,142,169	0.56		1.40			15.76
	December 31, 2005	304,648		19.6936	to	23.1251	6,475,959	0.48		1.40			8.52
	December 31, 2004	374,143		18.1476	to	21.3097	7,278,975	0.48		1.40			14.01
	December 31, 2003	424,744		15.9174	to	18.6909	7,217,536	0.49		1.40			33.57
GT2
	December 31, 2007	18,720		17.5458	to	17.7031	330,653	2.01	1.45	to	1.60	6.88	to	7.04
	December 31, 2006	20,819		16.4169	to	16.5387	343,718	0.65	1.45	to	1.60	15.04	to	15.22
	December 31, 2005	20,792		14.2701	to	14.3542	297,996	3.80	1.45	to	1.60	1.89	to	2.04
	December 31, 2004	20,779		14.0056	to	14.0668	292,001	2.38	1.45	to	1.60	15.00	to	15.18
	December 31, 2003	19,492		12.1786	to	12.2132	237,958	2.28	1.45	to	1.60	20.57	to	20.76
(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.
(j) Sub-Account closed on June 25, 2007.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
GTR
	December 31, 2007	171,467		$24.4873		$4,316,036	2.25%		1.40%			7.36%
	December 31, 2006	199,822		22.8092		4,681,251	0.93		1.40			15.66
	December 31, 2005	237,423		19.7207		4,797,953	4.38		1.40			2.33
	December 31, 2004	275,475		19.2709		5,433,092	2.58		1.40			15.50
	December 31, 2003	311,789		16.6854		5,234,115	2.21		1.40			21.28
MFK
	December 31, 2007	1,756,262	10.4885	to	11.7653	19,201,897	4.67	1.35	to	2.30	4.44	to	5.46
	December 31, 2006	1,517,021	10.0430	to	11.1680	15,792,156	4.26	1.35	to	2.30	1.10	to	2.08
	December 31, 2005	899,358	9.9338	to	10.9515	9,243,056	4.10	1.35	to	2.30	(0.33)	to	0.63
	December 31, 2004	551,828	9.9670	to	10.8936	5,688,851	4.60	1.35	to	2.30	1.16	to	2.15
	December 31, 2003	216,545	9.8525	to	10.6753	2,212,594	1.78	1.45	to	2.30	(1.48)	to	0.66
GSS
	December 31, 2007	295,903	16.2264	to	18.4338	5,050,410	5.13		1.40			5.69
	December 31, 2006	348,231	15.3527	to	17.4413	5,627,620	5.17		1.40			2.26
	December 31, 2005	462,759	15.0138	to	17.0563	7,297,597	4.83		1.40			0.89
	December 31, 2004	593,930	14.8808	to	16.9051	9,252,213	5.79		1.40			2.32
	December 31, 2003	1,289,650	14.5427	to	16.5211	12,166,611	4.55		1.40			0.74
MFC
	December 31, 2007	493,122	10.8750	to	14.7167	6,325,629	6.57	1.35	to	2.30	(0.79)	to	0.18
	December 31, 2006	339,595	10.9162	to	14.7423	4,385,147	7.18	1.35	to	2.30	7.52	to	8.56
	December 31, 2005	203,374	10.1115	to	13.6278	2,467,430	7.69	1.35	to	2.30	(0.40)	to	0.56
	December 31, 2004	115,049	11.1322	to	13.5996	1,435,092	6.12	1.35	to	2.30	6.85	to	7.89
	December 31, 2003	39,343	10.3852	to	12.6501	466,350	3.45	1.45	to	2.30	3.85	to	19.45
HYS
	December 31, 2007	261,413	16.4803	to	20.8436	4,462,910	7.50		1.40			.51
	December 31, 2006	319,944	16.3964	to	20.7375	5,415,379	8.43		1.40			8.87
	December 31, 2005	410,540	15.0602	to	19.0475	6,386,367	8.70		1.40			0.79
	December 31, 2004	587,434	14.9426	to	18.8988	9,104,555	8.07		1.40			8.03
	December 31, 2003	930,566	13.8321	to	17.4943	10,639,033	9.07		1.40			19.76
IG1
	December 31, 2007	14,989	11.7937	to	23.3903	243,040	1.07	1.35	to	1.70	14.40	to	18.28
	December 31, 2006	7,161	20.2653	to	20.4157	145,515	0.42	1.45	to	1.60	23.75	to	23.94
	December 31, 2005	3,758	16.3762	to	16.4727	61,815	0.70	1.45	to	1.60	12.80	to	12.97
	December 31, 2004	3,964	14.5186	to	14.5820	57,748	0.37	1.45	to	1.60	16.68	to	16.86
	December 31, 2003	4,503	12.4432	to	12.4785	56,145	0.64	1.45	to	1.60	36.14	to	36.35
IGS
	December 31, 2007	90,396		21.3763		2,033,967	1.44		1.40			14.97
	December 31, 2006	111,077		18.5935		2,158,483	0.69		1.40			24.31
	December 31, 2005	113,047		14.9579		1,769,881	0.99		1.40			13.33
	December 31, 2004	125,684		13.1987		1,731,653	0.57		1.40			17.29
	December 31, 2003	127,529		11.2527		1,443,243	0.74		1.40			36.75
MI1
	December 31, 2007	1,146,536	10.8548	to	24.2747	12,600,875	0.70	1.35	to	2.05	5.31	to	9.19
	December 31, 2006	11,832	22.8449	to	23.0144	270,322	0.85	1.45	to	1.60	26.90	to	27.09
	December 31, 2005	6,616		18.0029		119,127	0.99	1.60	to	1.60		13.10
	December 31, 2004	7,212		15.9177		114,798	0.68		1.60			25.69
	December 31, 2003	5,663		12.6638		71,708	0.78		1.60			31.07
MII
	December 31, 2007	114,390		28.5372		3,320,814	1.67		1.40			5.86
	December 31, 2006	153,740		26.9574		4,209,572	1.20		1.40			27.45
	December 31, 2005	155,225		21.1517		3,341,909	1.12		1.40			13.63
	December 31, 2004	145,667		18.6144		2,773,078	0.78		1.40			26.25
	December 31, 2003	158,835		14.7437		2,368,837	1.08		1.40			31.78
M1B
	December 31, 2007	140,983	11.8970	to	14.3104	1,935,894	0.09	1.35	to	2.30	8.69	to	9.75
	December 31, 2006	70,637	10.8673	to	13.0852	871,164	-	1.35	to	2.10	5.16	to	5.97
	December 31, 2005	64,029	10.2812	to	12.3920	744,927	0.29	1.35	to	2.10	1.97	to	2.75
	December 31, 2004	65,643	10.0311	to	12.1028	741,052	-	1.35	to	2.10	7.05	to	7.88
	December 31, 2003	34,831	9.3224	to	11.2591	344,319	-	1.45	to	2.10	11.02	to	21.07

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MIS
	December 31, 2007	377,508		$9.6680		$3,776,044	0.37%		1.40%			9.98%
	December 31, 2006	449,020		8.7905		4,003,180	0.10		1.40			6.18
	December 31, 2005	555,446		8.2786		4,661,601	0.53		1.40			2.94
	December 31, 2004	674,360		8.0426		5,496,754	0.07		1.60			8.09
	December 31, 2003	768,535		7.4405		5,795,930			1.40			21.68
MFL
	December 31, 2007	1,433,097	12.7390	to	15.4788	21,338,839	0.98	1.35	to	2.30	3.25	to	4.26
	December 31, 2006	1,209,614	12.2878	to	14.9001	17,302,391	0.54	1.35	to	2.30	10.45	to	11.52
	December 31, 2005	544,820	11.0803	to	13.4086	7,009,985	0.70	1.35	to	2.30	4.96	to	5.97
	December 31, 2004	31,545	10.7944	to	12.6977	358,773	0.75	1.35	to	1.90	9.61	to	10.23
	December 31, 2003	24,551	9.8178	to	11.5607	245,283	0.91	1.45	to	1.90	13.94	to	20.68
MIT
	December 31, 2007	903,166	19.9466	to	29.4818	19,620,780	1.19		1.40			4.48
	December 31, 2006	1,155,740	19.0915	to	28.2180	23,913,037	0.84		1.40			11.74
	December 31, 2005	1,453,559	17.0852	to	25.2526	26,911,091	0.98		1.40			6.22
	December 31, 2004	1,820,277	16.0844	to	23.7734	31,632,895	1.06		1.40			10.44
	December 31, 2003	2,266,305	14.5644	to	21.5267	35,815,638	1.15		1.40			21.14
MC1
	December 31, 2007	27,234	10.3989	to	16.4361	393,908	-	1.35	to	2.10	7.27	to	8.10
	December 31, 2006	30,485	9.6444	to	15.2590	410,801	-	1.35	to	2.10	0.05	to	0.82
	December 31, 2005	28,801	9.5902	to	15.1887	392,453	-	1.35	to	2.30	0.42	to	1.39
	December 31, 2004	35,363	9.4823	to	15.0330	470,521	-	1.35	to	2.30	11.65	to	12.74
	December 31, 2003	22,053	8.4323	to	13.3820	261,590	-	1.45	to	2.30	5.11	to	35.34
MCV
	December 31, 2007	31,942	14.0786	to	17.9783	535,584	0.49	1.35	to	2.10	(0.54)	to	0.23
	December 31, 2006	34,580	14.0824	to	18.0015	581,456	-	1.35	to	2.10	8.69	to	9.52
	December 31, 2005	28,705	12.8913	to	16.4956	450,271	-	1.35	to	2.30	4.94	to	5.96
	December 31, 2004	33,452	12.1975	to	15.6236	494,325	-	1.35	to	2.30	18.94	to	20.10
	December 31, 2003	22,736	10.1817	to	13.0549	284,020	0.01	1.45	to	2.30	9.89	to	29.99
MM1
	December 31, 2007	1,348,108	10.1145	to	10.7321	14,041,708	4.45	1.35	to	2.30	2.17	to	3.17
	December 31, 2006	947,627	9.8887	to	10.4025	9,594,701	4.26	1.35	to	2.30	1.94	to	2.93
	December 31, 2005	612,159	9.6807	to	10.1065	6,032,904	2.53	1.35	to	2.30	0.11	to	1.08
	December 31, 2004	384,369	9.6501	to	9.9033	3,749,415	-	1.35	to	2.30	(1.75)	to	(0.79)
	December 31, 2003	107,975	9.8014	to	9.9746	1,067,194	0.28	1.60	to	2.30	(1.73)	to	(0.25)
MMS
	December 31, 2007	414,830	12.7685	to	14.0112	5,449,053	4.78		1.40			3.39
	December 31, 2006	364,429	12.3493	to	13.5512	4,647,442	4.56		1.40			3.15
	December 31, 2005	455,219	11.9717	to	13.1369	5,662,703	2.66		1.40			1.31
	December 31, 2004	611,796	11.8175	to	12.9676	7,539,180	0.79		1.40			(0.57)
	December 31, 2003	1,206,753	11.8852	to	13.0420	11,860,929	0.65		1.40			(0.76)
M1A
	December 31, 2007	707,841	11.7924	to	15.5804	10,052,210	-	1.35	to	2.30	(0.09)	to	0.89
	December 31, 2006	598,957	11.7184	to	15.4984	8,423,548	-	1.35	to	2.30	10.31	to	11.38
	December 31, 2005	308,542	10.5482	to	13.9648	3,866,178	-	1.35	to	2.30	2.55	to	3.54
	December 31, 2004	124,003	10.2130	to	13.5348	1,497,825	-	1.35	to	2.30	4.74	to	5.77
	December 31, 2003	19,393	9.6809	to	12.8427	193,197	-	1.45	to	1.90	23.66	to	33.06
NWD
	December 31, 2007	84,135		16.1116		1,391,675	-		1.40			1.13
	December 31, 2006	123,585		15.9308		2,006,553	-		1.40			11.61
	December 31, 2005	137,801		14.2734		1,998,705	-		1.40			3.76
	December 31, 2004	208,136		13.7565		2,896,003	-		1.40			6.00
	December 31, 2003	223,353		12.9781		2,931,081	-		1.40			33.42
RE1
	December 31, 2007	14,849	14.1938	to	17.1481	235,679	0.54	1.45	to	2.05	10.64	to	11.32
	December 31, 2006	10,878	12.7699	to	15.4435	158,872	0.39	1.55	to	1.90	8.23	to	8.61
	December 31, 2005	10,280	11.7631	to	14.1480	127,473	0.35	1.45	to	1.90	5.32	to	6.15
	December 31, 2004	8,838	11.0982	to	13.3891	101,024	-	1.45	to	1.90	13.34	to	13.86
	December 31, 2003	6,547	9.7622	to	9.7880	63,947	0.33	1.45	to	1.60	23.01	to	23.20

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
RES
	December 31, 2007	494,719		$19.6097		$9,740,719	0.84%		1.40%			11.67%
	December 31, 2006	634,293		17.5609		11,156,441	0.67		1.40			9.03
	December 31, 2005	824,261		16.1060		13,288,164	0.57		1.40			6.52
	December 31, 2004	1,015,710		15.1201		15,379,310	0.93		1.40			14.23
	December 31, 2003	1,200,316		13.2370		15,908,316	0.85		1.40			23.59
RG1
	December 31, 2007	28,269	10.8349	to	14.1558	325,240	0.07	1.35	to	2.05	6.66	to	8.99
	December 31, 2006	2,530		13.2717		33,570	0.64		1.60			11.63
	December 31, 2005	3,460	11.8893	to	11.9594	41,298	0.44	1.45	to	1.60	4.69	to	4.85
	December 31, 2004	3,559	11.3565	to	11.4062	40,524	0.47	1.45	to	1.60	12.46	to	12.63
	December 31, 2003	3,456	10.0987	to	10.1274	34,963	0.58	1.45	to	1.60	25.46	to	25.65
RGS
	December 31, 2007	213,003		17.1917		3,676,466	0.33		1.40			7.21
	December 31, 2006	126,961		16.0362		2,050,327	0.64		1.40			12.17
	December 31, 2005	174,420		14.2962		2,507,227	0.70		1.40			5.09
	December 31, 2004	204,453		13.6039		2,805,277	0.67		1.40			13.04
	December 31, 2003	215,089		12.0342		2,610,268	0.81		1.40			26.10
RI1
	December 31, 2007	481,311	17.0483	to	24.6766	11,058,472	0.93	1.35	to	2.25	10.26	to	11.28
	December 31, 2006	357,917	15.3754	to	22.2552	7,379,017	0.78	1.35	to	2.25	24.40	to	25.54
	December 31, 2005	171,687	12.2908	to	17.7904	2,823,350	0.53	1.35	to	2.25	13.59	to	14.63
	December 31, 2004	93,242	13.0284	to	15.5751	1,377,925	0.32	1.35	to	2.25	18.23	to	19.32
	December 31, 2003	20,234	12.0499	to	13.0994	255,695	0.21	1.45	to	2.10	26.13	to	31.47
RIS
	December 31, 2007	78,858		21.8957		1,726,617	1.11		1.40			11.58
	December 31, 2006	87,103		19.6230		1,709,195	1.21		1.40			25.72
	December 31, 2005	97,912		15.6089		1,528,297	0.77		1.40			14.96
	December 31, 2004	95,205		13.5781		1,293,283	0.48		1.40			19.52
	December 31, 2003	90,142		11.3603		1,024,519	0.63		1.40			32.01
SG1
	December 31, 2007 (j)	-	-		-	-	-	1.35	to	2.30	6.39	to	6.88
	December 31, 2006	72,958	10.5757	to	13.3719	938,430	-	1.35	to	2.30	3.93	to	4.94
	December 31, 2005	86,895	10.1034	to	12.7877	1,075,147	0.12	1.35	to	2.30	(1.15)	to	(0.19)
	December 31, 2004	91,082	10.1483	to	12.8576	1,135,154	-	1.35	to	2.30	4.12	to	5.14
	December 31, 2003	57,154	9.6768	to	12.2726	684,286	-	1.60	to	2.30	5.92	to	25.02
SGS
	December 31, 2007 (j)	-		-		-	0.12		1.40			7.03
	December 31, 2006	40,477		6.0650		300,899	-		1.40			5.11
	December 31, 2005	45,047		5.7700		315,301	0.43		1.40			-
	December 31, 2004	65,477		5.7697		436,200	-		1.40			5.35
	December 31, 2003	75,194		5.4770		412,092	-		1.40			25.77
SI1
	December 31, 2007	14,084	11.5258	to	13.2075	183,014	5.38	1.45	to	2.10	1.06	to	1.73
	December 31, 2006	16,089	11.4054	to	12.9828	205,987	5.31	1.45	to	2.10	4.22	to	4.91
	December 31, 2005	12,321	10.9434	to	12.3750	150,317	6.76	1.45	to	2.10	(0.52)	to	0.14
	December 31, 2004	10,974	11.0007	to	12.3579	133,793	4.34	1.45	to	2.10	5.56	to	6.26
	December 31, 2003	11,880	10.4214	to	11.6298	137,129	3.74	1.45	to	2.10	4.21	to	10.85
SIS
	December 31, 2007	111,144		14.2304		1,581,623	5.23		1.40			2.05
	December 31, 2006	123,374		13.9445		1,720,388	6.26		1.40			5.24
	December 31, 2005	127,158		13.2500		1,684,849	7.04		1.40			0.49
	December 31, 2004	115,341		13.1860		1,520,896	4.65		1.40			6.55
	December 31, 2003	103,290		12.3757		1,278,288	4.36		1.40			11.33
SVS
	December 31, 2007	6,894	11.9798	to	15.4221	97,779	1.53	1.45	to	1.90	(4.48)	to	(4.04)
	December 31, 2006	7,004	12.4844	to	16.1127	103,723	0.58	1.45	to	1.90	11.77	to	12.28
	December 31, 2005	8,755	11.1193	to	14.3873	117,542	0.81	1.45	to	1.90	(2.60)	to	(2.16)
	December 31, 2004	10,727	11.3182	to	14.7416	140,840	0.26	1.45	to	1.90	15.53	to	16.06
	December 31, 2003 (c)	2,637	9.7920	to	12.7343	27,977	-	1.45	to	1.90	17.75	to	25.17

(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.
(j) Sub-Account closed on June 25, 2007.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY,
Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and
Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

MFJ
	December 31, 2007	5,914,285	$11.7009	to	$14.4978	$79,496,513	2.68%	1.35%	to	2.30%	1.67%	to	2.66%
	December 31, 2006	5,424,953	11.4617	to	14.1725	71,318,399	2.57	1.35	to	2.30	9.34	to	10.40
	December 31, 2005	4,829,607	10.4399	to	12.8828	58,024,496	2.20	1.35	to	2.30	0.45	to	1.43
	December 31, 2004	2,463,547	11.4940	to	12.7465	29,877,682	1.94	1.35	to	2.30	8.58	to	9.64
	December 31, 2003	420,181	10.5516	to	11.6673	4,718,337	1.98	1.35	to	2.30	5.52	to	15.14
TRS
	December 31, 2007	1,149,982	22.5623	to	29.9254	28,113,159	3.04		1.40			2.87
	December 31, 2006	1,393,409	21.9322	to	29.0896	33,083,819	2.86		1.40			10.68
	December 31, 2005	1,702,854	19.8165	to	26.2834	36,706,948	2.71		1.40			1.60
	December 31, 2004	2,026,951	19.5035	to	25.8684	43,249,220	2.55		1.40			9.93
	December 31, 2003	3,136,523	17.7421	to	23.5321	46,500,860	3.43		1.40			15.53
MFE
	December 31, 2007	107,110	20.3479	to	35.1151	3,079,694	1.11	1.35	to	2.10	25.58	to	26.54
	December 31, 2006	76,249	16.1374	to	27.8488	1,771,838	1.81	1.35	to	1.90	29.46	to	30.18
	December 31, 2005	23,573	12.4397	to	21.4676	421,576	0.69	1.35	to	1.90	14.76	to	15.46
	December 31, 2004	13,683	14.7396	to	18.6691	211,362	1.61	1.60	to	1.90	27.54	to	27.93
	December 31, 2003	8,106	12.0079	to	14.6081	97,904	-	1.65	to	1.90	20.08	to	33.85
UTS
	December 31, 2007	232,835	42.9859	to	57.6414	10,702,912	1.38		1.40			26.80
	December 31, 2006	287,598	33.9018	to	45.4603	10,428,555	3.09		1.40			30.46
	December 31, 2005	356,174	25.9861	to	34.8457	9,861,655	0.99		1.40			15.68
	December 31, 2004	388,146	22.4641	to	30.1230	9,297,913	1.99		1.40			28.57
	December 31, 2003	443,600	17.4725	to	23.4295	8,283,068	3.17		1.40			34.38
MV1
	December 31, 2007	142,427	13.7406	to	17.9799	2,443,804	1.32	1.35	to	2.10	5.40	to	6.21
	December 31, 2006	122,386	12.9834	to	16.9891	1,964,208	1.19	1.35	to	2.10	18.13	to	19.04
	December 31, 2005	106,028	10.9459	to	14.3229	1,436,246	1.14	1.35	to	2.10	4.12	to	4.91
	December 31, 2004	100,522	12.2231	to	13.7009	1,300,778	1.11	1.35	to	2.10	12.76	to	13.62
	December 31, 2003	49,505	10.7850	to	12.1013	555,117	1.31	1.45	to	2.10	19.27	to	23.27
MVS
	December 31, 2007	313,960		18.5488		5,823,456	1.61		1.40			6.43
	December 31, 2006	380,215		17.4286		6,626,533	1.57		1.40			19.29
	December 31, 2005	461,544		14.6101		6,743,170	1.40		1.40			5.13
	December 31, 2004	511,261		13.8973		7,105,118	1.31		1.40			13.92
	December 31, 2003	536,813		12.1988		6,548,504	1.63		1.40			23.59
OBV
	December 31, 2007 (k)	7,452	10.2664	to	10.2923	76,539	-	1.55	to	1.85	2.66	to	2.92
OCA
	December 31, 2007	135,243	12.5517	to	16.0660	2,050,644	0.01	1.35	to	2.30	11.23	to	12.31
	December 31, 2006	143,656	11.2386	to	14.3557	1,943,044	0.17	1.35	to	2.30	5.21	to	6.23
	December 31, 2005	119,613	10.6384	to	13.5615	1,553,023	0.68	1.35	to	2.30	2.46	to	3.45
	December 31, 2004	105,606	11.2637	to	13.1557	1,336,987	0.19	1.35	to	2.30	4.16	to	5.17
	December 31, 2003 (c)	52,771	10.7535	to	12.5533	648,175	-	1.35	to	2.30	7.53	to	28.47
OGG
	December 31, 2007	229,578	14.6315	to	16.7736	3,793,678	1.01	1.35	to	2.10	3.84	to	4.64
	December 31, 2006	147,390	14.0614	to	16.0296	2,336,311	0.50	1.35	to	2.05	14.96	to	15.78
	December 31, 2005	34,077	12.2124	to	13.8445	465,228	0.48	1.35	to	1.90	11.90	to	12.52
	December 31, 2004 (g)	10,232	12.2305	to	12.3035	125,314	0.50	1.35	to	1.90	16.61	to	17.27
OMG
	December 31, 2007	3,831,297	12.3894	to	15.3123	55,959,424	0.74	1.35	to	2.30	1.74	to	2.74
	December 31, 2006	2,671,731	12.1272	to	14.9576	38,000,053	0.74	1.35	to	2.30	12.13	to	13.21
	December 31, 2005	1,349,644	10.7716	to	13.2587	16,985,237	0.83	1.35	to	2.30	3.32	to	4.32
	December 31, 2004	504,529	11.4234	to	12.7551	6,176,660	0.13	1.35	to	2.30	6.63	to	7.67
	December 31, 2003 (c)	5,592	11.7085	to	11.8889	66,347	-	1.65	to	1.90	17.08	to	24.29
OMS
	December 31, 2007	45,278	12.8078	to	19.1768	764,125	0.17	1.35	to	2.10	(3.47)	to	(2.73)
	December 31, 2006	45,827	13.1673	to	19.7857	792,129	0.02	1.35	to	2.10	12.26	to	13.11
	December 31, 2005	18,961	13.5865	to	17.5539	311,642	-	1.35	to	2.10	7.42	to	8.24
	December 31, 2004	8,062	12.6034	to	16.2753	115,669	-	1.35	to	2.10	16.67	to	17.57
	December 31, 2003 (f)	898	13.1022	to	13.1405	11,791	-	1.65	to	2.10	31.02	to	31.41
(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.
(f) For the period October 1, 2003 (commencement of operations) through December 31, 2003.
(g) For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements – continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
PMB
	December 31, 2007	33,841	$12.6389	to	$20.5534	$668,003	5.77%	1.35%	to	1.90%	3.80%	to	4.39%
	December 31, 2006	27,761	12.1326	to	19.6898	526,080	5.39	1.35	to	1.90	7.21	to	7.80
	December 31, 2005	13,934	17.2965	to	18.2643	249,962	5.39	1.35	to	1.90	8.68	to	9.29
	December 31, 2004 (g)	2,016	15.9144	to	16.6352	32,670	3.71	1.55	to	1.90	9.99	to	10.38
PLD
	December 31, 2007	6,118,770	10.4683	to	10.8883	65,657,309	4.75	1.35	to	2.30	4.89	to	5.92
	December 31, 2006	3,653,967	9.9799	to	10.2799	37,139,469	4.25	1.35	to	2.30	1.59	to	2.58
	December 31, 2005	1,778,199	9.8235	to	10.0216	17,682,317	2.92	1.35	to	2.30	(1.30)	to	(0.35)
	December 31, 2004 (g)	807,314	9.9532	to	10.0564	8,076,230	1.35	1.35	to	2.30	(0.50)	to	0.47
PRR
	December 31, 2007	250,112	11.0076	to	12.9475	2,981,191	4.66	1.35	to	2.05	8.39	to	9.17
	December 31, 2006	214,328	10.1193	to	11.9027	2,353,218	4.23	1.35	to	2.05	(1.34)	to	(0.64)
	December 31, 2005	201,615	10.2208	to	12.0220	2,221,542	2.88	1.35	to	2.05	0.01	to	0.72
	December 31, 2004	86,845	10.7964	to	11.9780	960,293	-	1.35	to	2.05	6.68	to	7.44
	December 31, 2003 (c)	7,757	10.0967	to	11.1879	83,631	0.70	1.35	to	1.90	0.97	to	7.00
PTR
	December 31, 2007	1,294,934	11.0251	to	12.1936	14,911,321	4.78	1.35	to	2.30	6.25	to	7.29
	December 31, 2006	318,132	10.3769	to	11.4062	3,463,992	4.45	1.35	to	2.30	1.47	to	2.45
	December 31, 2005	217,983	10.1738	to	11.1726	2,333,104	3.46	1.35	to	2.30	0.10	to	1.13
	December 31, 2004	144,404	10.2161	to	11.0931	1,551,228	1.91	1.35	to	2.30	2.47	to	3.47
	December 31, 2003 (c)	72,474	9.9695	to	10.7591	756,512	2.29	1.65	to	2.30	(0.30)	to	3.26
PRA
	December 31, 2007	16,043	11.1562	to	11.2797	179,752	8.62	1.35	to	1.85	6.31	to	6.86
	December 31, 2006	8,418	10.4937	to	10.5558	88,639	7.06	1.35	to	1.85	2.73	to	3.25
PCR
	December 31, 2007	45,755	11.8281	to	11.9723	543,857	4.66	1.35	to	1.90	20.89	to	21.57
	December 31, 2006	35,770	9.7845	to	9.8483	350,898	6.37	1.35	to	1.90	(4.94)	to	(4.40)
SSA
	December 31, 2007	19,544	11.5867	to	11.9483	230,398	0.66	1.35	to	1.90	(7.86)	to	(7.34)
	December 31, 2006	9,318	12.5498	to	12.8953	119,061	2.20	1.35	to	1.70	17.75	to	18.16
	December 31, 2005	966	10.6584	to	10.9132	10,453	-	1.35	to	1.70	(2.65)	to	(2.31)
SVV
	December 31, 2007 (k)	86,687	10.5491	to	10.5978	916,005	0.40	1.35	to	1.90	5.49	to	5.98
LGF
	December 31, 2007	9,399	10.3211	to	10.4178	97,470	-	1.35	to	1.90	4.74	to	5.33
	December 31, 2006 (i)	1,957	9.8538	to	9.8571	19,289	-	1.85	to	1.90	(1.46)	to	(1.43)
IGB
	December 31, 2007	148,438	10.5116	to	11.0236	1,613,411	5.02	1.35	to	1.90	1.53	to	2.11
	December 31, 2006	60,421	10.3528	to	10.7963	646,258	5.23	1.35	to	1.90	3.15	to	3.73
	December 31, 2005	9,809	10.0366	to	10.4083	100,797	4.53	1.35	to	1.90	(0.19)	to	0.36
	December 31, 2004 (g)	950	10.3370	to	10.3514	9,825	3.80	1.55	to	1.70	3.37	to	3.51
VSC
	December 31, 2007 (k)	632,134	9.7793	to	9.8370	6,199,697	-	1.35	to	2.05	(2.21)	to	(1.63)
SRE
	December 31, 2007	781,295	13.7448	to	15.7163	12,014,659	1.28	1.35	to	2.30	(15.34)	to	(14.51)
	December 31, 2006	410,253	16.1358	to	18.3844	7,400,362	1.38	1.35	to	2.30	35.47	to	36.78
	December 31, 2005	214,281	11.8388	to	13.4410	2,842,031	1.44	1.35	to	2.30	6.86	to	7.89
	December 31, 2004 (g)	71,956	12.3482	to	12.4577	892,341		1.35	to	2.30	23.48	to	24.58
SC3
	December 31, 2007	23,761	17.9010	to	23.3818	524,245	1.38	1.35	to	2.30	(15.14)	to	(14.31)
	December 31, 2006	22,799	20.9766	to	27.3850	587,636	1.58	1.35	to	2.30	35.78	to	37.09
	December 31, 2005	31,220	15.3628	to	20.0460	589,534	1.53	1.35	to	2.30	7.16	to	8.19
	December 31, 2004	36,312	14.2570	to	18.5935	637,209	1.72	1.35	to	2.30	30.25	to	31.52
	December 31, 2003 (c)	24,813	10.8848	to	14.1883	332,092	-	1.35	to	2.30	8.85	to	33.64

(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.
(g) For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(i) For the period May 1, 2006 (commencement of operations) through December 31, 2006.
(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts Included in Sun Life (N.Y.) Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
CMM
	December 31, 2007	2,537	$10.5634	to	$10.7137	$26,876	4.43%	1.35%	to	1.85%	2.67%	to	3.19%
	December 31, 2006	4,289	10.2888	to	10.3821	44,249	6.76	1.35	to	1.85	2.41	to	2.93
	December 31, 2005 (e)	1,879	10.0463	to	10.0862	18,897	1.54	1.35	to	1.85	0.46	to	0.86
VLC
	December 31, 2007 (k)	75,897	9.8553	to	9.9008	748,948	-	1.35	to	1.90	(1.45)	to	(0.99)
WTF
	December 31, 2007	1,918	14.5063	to	14.7127	27,860	-	1.35	to	1.85	7.36	to	7.91
	December 31, 2006	2,020	13.5121	to	13.6344	27,330	0.24	1.35	to	1.85	17.49	to	18.09
	December 31, 2005 (e)	1,554	11.5003	to	11.5458	17,871	-	1.35	to	1.85	15.00	to	15.46

(e) For the period April 25, 2005 (commencement of operations) through December 31, 2005.
(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest
** Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded
*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

 (7) Tax Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code (the “Code”), a variable contract, other than a contract issued in connection with certain types of employee benefit plans, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code which allows the contract owner to avoid current taxation of both current and built-up earnings of the contract. The Sponsor believes that the Sub-Account satisfies the current requirements of the regulations, and it intends that the Sub-Account will continue to meet such requirements.

Report of Independent Registered Public Accounting Firm

To the Participants in Regatta NY, Regatta Gold NY, Regatta Extra NY, Sun Life Financial Masters Flex NY, Sun Life Financial Masters Extra NY, Sun Life Financial Masters Access NY, Sun Life Financial Masters Choice NY, Sun Life Financial Masters Reward NY, and Sun Life Financial Masters Select NY Sub-Accounts of Sun Life (N.Y.) Variable Account C and the Board of Directors of Sun Life Insurance and Annuity Company of New York (the “Sponsor”):

We have audited the accompanying statements of condition of Arnhold First Eagle Overseas Variable Fund Sub-Account, Columbia Marsico 21st Century Portfolio Sub-Account, Columbia Marsico 21st Century Fund Class B Sub-Account, Columbia Marsico Growth Fund Class B Sub-Account, Columbia Marsico Growth Portfolio Sub-Account, Columbia Marsico International Opportunities Portfolio Sub-Account, Fidelity VIP Balanced Svc 2 Sub-Account, Fidelity VIP Freedom 2010 Portfolio Sub-Account, Fidelity VIP Freedom 2015 Portfolio Sub-Account, Fidelity VIP Freedom 2020 Portfolio Sub-Account, Fidelity VIP Mid Cap Svc 2 Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund Sub-Account, Franklin Templeton VIP Developing Markets Securities Fund Sub-Account, Franklin Templeton VIP Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP Foreign Securities Fund Sub-Account, Franklin Templeton VIP Income Securities Class 2 Sub-Account, Franklin Templeton VIP Value Securities Fund Sub-Account, Franklin Templeton VIP Strategic Income Securities Class 2 Sub-Account, Lord Abbett All Value Portfolio Sub-Account, Lord Abbett Growth & Income Portfolio Sub-Account, Lord Abbett Growth Opportunities Portfolio Sub-Account, Lord Abbett Mid Cap Value Portfolio Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Governments S Class Sub-Account, MFS/Sun Life Trust Governments Securities S Class Sub-Account, MFS/Sun Life Series Trust Government Securities Series Sub-Account, MFS/Sun Life Global Governments Series Sub-Account, MFS/Sun Life  Global Growth S Class Sub-Account, MFS/Sun Life  Global Growth Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life  International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account, MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, Massachusetts Investors Growth Stock S Class Sub-account, Massachusetts Investors Growth Stock Series Sub-Account, Massachusetts Investors Trust S Class Sub-Account, Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Oppenheimer VA Balanced VA Fund Sub-Account, Oppenheimer VA Capital Appreciation Fund Sub-Account, Oppenheimer VA Global Securities Fund Sub-Account, Oppenheimer VA Main Street Fund Sub-Account, Oppenheimer VA Main Street Small Cap Fund Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Low Duration Portfolio Sub-Account, PIMCO VIT Real Return Portfolio Sub-Account, PIMCO VIT Total Return Portfolio Sub-Account, PIMCO VIT All Asset Portfolio Sub-Account, PIMCO VIT Commodity Real Return Strategy Portfolio Sub-Account, Sun Capital All Cap S Class Sub-Account, Sun Capital Davis Venture Value S Class Sub-Account, Sun Capital Fl Large Cap Growth Fund Sub-Account, Sun Capital Investment Grade Bond S Class Sub-Account, Sun Capital Oppenheimer Main Street Small Cap S Class Sub-Account, Sun Capital Real Estate Fund S Class Sub-Account, Sun Capital Real Estate Fund Sub-Account, Sun Capital Money Market S Class Sub-Account, Van Kampen LIT Comstock II Sub-Account, and Wanger Select Sub-Account of Sun Life (N.Y.) Variable Account C (collectively the “Sub-Accounts”), as of December 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Sponsor’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2007, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 18, 2008

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

	A.	Condensed Financial Information – Accumulation Unit Values (Part A)

	B.	Financial Statements of the Depositor (Part B)

Audited:

		1.	Statements of Income, Years Ended December 31, 2007, 2006 and 2005;
		2.	Consolidated Balance Sheets, December 31, 2007 and 2006;
		3.	Statements of Comprehensive Income, Years Ended December 31, 2007, 2006 and 2005;
		4.	Statements of Stockholder's Equity, Years Ended December 31, 2007, 2006 and 2005;
		5.	Statements of Cash Flows, Years Ended December 31, 2007, 2006 and 2005;
		6.	Notes to Financial Statements; and
		7.	Report of Independent Registered Public Accounting Firm.

	C.	Financial Statements of the Registrant (Part B)

		1.	Statement of Condition, December 31, 2007;
		2.	Statement of Operations, Year Ended December 31, 2007;
		3.	Statements of Changes in Net Assets, Years Ended December 31, 2007 and December 31, 2006;
		4.	Notes to Financial Statements; and
		5.	Report of Independent Registered Public Accounting Firm.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of the Board of Directors of the depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037, filed March 29, 2000);

(2)	Not applicable;

(3)(a)
Marketing Coordination Agreement between the Depositor, MFS Fund Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(i)
Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement n Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(ii)
Specimen Broker-Dealer Supervisory and Service Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(b)(iii)
Specimen Broker-Dealer Supervisory and Service Agent Agreement (Type 4) (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-05037, filed March 29, 2000);

(3)(c)(i)
Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed on May 21, 2003);

(3)(c)(ii)
Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on From N-4, File No. 333-119151, filed on May 2, 2005);

(4)(a)
Specimen Flexible Payment Deferred Combination Variable and Fixed Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-100475, filed December 31, 2002);

(4)(b)
Specimen Secured Returns for Life Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 3, 2006);

(4)(c)
Specimen Income ON Demand Benefit Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(d)
Specimen Retirement Asset Protector Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(e)
Specimen Retirement Income Escalator Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(a) (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, File No. 333-107983, filed on February 28, 2008);

(5)
Specimen Application used with the variable annuity contract filed as Exhibit (4) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-100475, filed December 31, 2002);

(6)	Charter and By-Laws of the Depositor (Incorporated herein by reference to the Depositor's Quarterly Report on Form 10-Q, File No. 333-01079, filed on May 14, 2004);

(7)	Not Applicable;

(8)(a)
Participation Agreement by and between The Alger American Fund, Sun Life Assurance Company of Canada (U.S.), and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(b)
Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(c)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(d)
Participation Agreement dated April 17, 2000 by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York on behalf of itself and its separate accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(e)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(f)
Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001);

(8)(g)
Amended and Restated Participation Agreement dated September 1, 2004 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed on May 2, 2005);

(8)(h)
Participation Agreement dated September 1, 2001 by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(i)(i)
Participation Agreement dated February 17, 1998 by and among Lord Abbett Series Fund Inc., Lord Abbett & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-67864, filed November 6, 2002);

(8)(j)
Participation Agreement among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(k)
Participation Agreement among MFS Variable Insurance Trust, Sun Life Insurance and Annuity Company of New York, on behalf of itself and its Separate Accounts, and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(l)
Participation Agreement among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(m)
Participation Agreement among Wanger Advisors Funds, Wanger Asset Management LP, and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102274, filed on December 31, 2002);

(8)(n)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(o)
Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investments Trust, Van Kampen Funds Inc., and Van Kampen Asset Management. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (NY) Variable Account D on Form N-6, File No. 333-105438, filed on May 2, 2005);

(8)(p)
Participation Agreement, dated May 1, 2004, by and among Sun Life Insurance and Annuity Company of New York, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Sun Life (NY) Variable Account J on Form N-6, File No. 333-136435, filed on January 18, 2007);

(9)	Opinion and Consent of Counsel as to legality of securities being registered (Incorporated herein by reference to Registration Statement on Form N-4, File No. 333-100474, filed on October 10, 2002);

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	None;

(12)	Not Applicable;

(13)	Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-4, File No. 333-05037);

(14)	Not Applicable;

(15)(a)	Powers of Attorney;*

(15)(b)
Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004);

(16)
Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-83516, filed on February 12, 2008).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address*	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3358 Wellesley Hills, MA 02481	Senior Vice President and General Counsel and Director
Mary M. Fay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 4250 Wellesley Hills, MA 02481	Senior Vice President and General Manager, Annuities and Director
Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3380 Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer and Director
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3370 Wellesley Hills, MA 02481	Senior Vice President and Chief Actuary and Director
Leila Heckman Bear Stearns Asset Management 383 Madison Avenue New York, NY 10179	Director
Donald B. Henderson, Jr. Dewey & LeBoeuf LLP 125 West 55th Street New York, NY 10019	Director
Peter R. O'Flinn 344 Cream Hill Road West Cornwall, CT 06796	Director
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3376 Wellesley Hills, MA 02481	Director and Chairman and President
Barbara Z. Shattuck Shattuck Hammond Partners LLC 630 Fifth Avenue, Suite 2950 New York, NY 10019	Director
David K. Stevenson 47 Village Avenue, Unit 301 Dedham, MA 02026	Director
Michele G. Van Leer Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1114 Wellesley Hills, MA 02481	Senior Vice President and General Manager, Individual Insurance and Director
Janet V. Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3025 Wellesley Hills, MA 02481	Senior Vice President and General Manager, Employee Benefits Group and Director
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West, SC 104A25 Toronto, Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1335 Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Michael K. Moran Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3305 Wellesley Hills, MA 02481	Vice President and Chief Accounting Officer
Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3364 Wellesley Hills, MA 02481	Senior Vice President and General Manager, Sun Life Financial Distribution Group
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park , SC 2163 Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 of Sun Life of Canada (U.S.) Variable Account F, File No. 333-83516, filed February 12, 2008.

None of the companies listed is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2008 there were 14 qualified and 50 non-qualified Contracts issued and outstanding.

Item 28. INDEMNIFICATION

Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4440), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, I, and K Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, D,  J, and N and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.

Name and Principal	Position and Offices
Business Address*	with Underwriter

James J. Cahill	President
Michele G. Van Leer	Director
Scott M. Davis	Director
Mary M. Fay	Director
Michael S. Bloom	Secretary
Ann B. Teixeira	Assistant Vice President, Compliance
Kathleen T. Baron	Chief Compliance Officer
Michael L. Gentile	Vice President
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Alyssa Gair	Assistant Secretary
Michelle D'Albero	Counsel

*The principal business address of all directors and officers of the principal underwriter is, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

         (b)  Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 1115, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life (N.Y.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 1st day of May, 2008.

Sun Life (N.Y.) Variable Account C
(Registrant)

Sun Life Insurance and Annuity Company of New York
(Depositor)

By: /s/ Robert C. Salipante*
Robert C. Salipante
President

*By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President
and Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante*	President and Director	May 1, 2008
Robert C. Salipante	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Vice President and Chief Financial Officer and	May 1, 2008
Ronald H. Friesen	Treasurer and Director
(Principal Financial Officer)

/s/ Michael K. Moran*	Vice President and Chief Accounting Officer and Controller	May 1, 2008
Michael K. Moran	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	May 1, 2008
Sandra M. DaDalt	Donald B. Henderson, Jr., Director
Peter R. O'Flinn, Director
David K. Stevenson, Director
Leila Heckman, Director
Barbara Z. Shattuck, Director
Thomas A. Bogart, Director
Scott M. Davis, Director
Mary M. Fay, Director
Keith Gubbay, Director
Michele G. Van Leer, Director
Janet V. Whitehouse, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-100475, filed on April 23, 2004. Powers of attorney are included herein as Exhibit 15(a).

EXHIBIT INDEX

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)

(15)(a)	Powers of Attorney